As filed with the SEC on March 25, 2011

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-04556
TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)
570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (727) 299-1800
Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)
Date of fiscal year end: October 31
Date of reporting period: November 1, 2010 — January 31, 2011

Transamerica AEGON High Yield Bond

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATION — 1.0%
U.S. Treasury Bond
2.63%, 11/15/2020	$7,700	$7,219
Total U.S. Government Obligation (cost $7,206)
PREFERRED CORPORATE DEBT SECURITIES — 1.5%
Diversified Financial Services — 0.8%
Bank of America Corp. — Series K
8.00%, 01/30/2018 * Ž	3,000	3,110
JPMorgan Chase & Co. — Series 1
7.90%, 04/30/2018 * Ž	2,250	2,425
Insurance — 0.7%
Lincoln National Corp.
7.00%, 05/17/2066 *	5,650	5,594

Total Preferred Corporate Debt Securities (cost $8,726)		11,129

CORPORATE DEBT SECURITIES — 92.1%
Aerospace & Defense — 2.7%
Alliant Techsystems, Inc.
6.75%, 04/01/2016	3,880	3,996
6.88%, 09/15/2020	1,050	1,084
BE Aerospace, Inc.
6.88%, 10/01/2020 Λ	3,100	3,216
8.50%, 07/01/2018 Λ	1,800	1,962
Bombardier, Inc.
7.50%, 03/15/2018 — 144A	450	489
7.75%, 03/15/2020 — 144A	1,300	1,424
Hexcel Corp.
6.75%, 02/01/2015 Λ	3,850	3,917
Spirit Aerosystems, Inc.
7.50%, 10/01/2017	2,795	2,970
Triumph Group, Inc.
8.63%, 07/15/2018	1,500	1,658
Airlines — 0.3%
U.S. Airways Pass-Through Trust — Series 2010-1
6.25%, 04/22/2023	2,000	2,000
Auto Components — 0.2%
Lear Corp.
7.88%, 03/15/2018	1,180	1,280
8.13%, 03/15/2020	440	485
Automobiles — 0.1%
Motors Liquidation Co.
7.20%, 01/15/2011 Џ	2,825	1,003
Beverages — 1.5%
Constellation Brands, Inc.
7.25%, 09/01/2016 — 05/15/2017	7,550	8,045
Cott Beverages, Inc.
8.13%, 09/01/2018 Λ	1,145	1,237
8.38%, 11/15/2017	1,570	1,698
Building Products — 0.6%
Associated Materials LLC
9.13%, 11/01/2017 — 144A Λ	1,050	1,129
Masco Corp.
7.75%, 08/01/2029 Λ	2,950	2,948
Chemicals — 1.9%
Huntsman International LLC
5.50%, 06/30/2016 Λ	2,575	2,524
7.38%, 01/01/2015	1,550	1,585
8.63%, 03/15/2020 Λ	1,150	1,271

	Principal	Value

Chemicals (continued)
Lyondell Chemical Co.
8.00%, 11/01/2017 — 144A	$1,422	$1,587
Nova Chemicals Corp.
3.57%, 11/15/2013 * Λ	3,150	3,134
8.38%, 11/01/2016	3,450	3,760
Commercial Services & Supplies — 1.6%
Aramark Corp.
8.50%, 02/01/2015 Λ	1,450	1,512
Ceridian Corp.
11.25%, 11/15/2015 Λ	2,930	3,033
12.25%, 11/15/2015 Ώ	4,321	4,515
Koppers, Inc.
7.88%, 12/01/2019 Λ	2,495	2,695
Computers & Peripherals — 1.2%
Seagate HDD Cayman
6.88%, 05/01/2020 — 144A Λ	2,970	2,866
7.75%, 12/15/2018 — 144A	2,725	2,793
Seagate Technology HDD Holdings, Inc.
6.80%, 10/01/2016	3,195	3,291
Construction Materials — 1.7%
AGY Holding Corp.
11.00%, 11/15/2014	400	358
Ply Gem Industries, Inc.
11.75%, 06/15/2013	7,120	7,610
13.13%, 07/15/2014 Λ	3,700	4,033
Consumer Finance — 1.9%
American General Finance Corp.
5.40%, 12/01/2015	1,425	1,218
5.85%, 06/01/2013	2,450	2,334
6.90%, 12/15/2017	11,575	10,070
Containers & Packaging — 2.5%
Ball Corp.
6.63%, 03/15/2018	1,500	1,538
6.75%, 09/15/2020	1,150	1,213
Cascades, Inc.
7.75%, 12/15/2017	2,305	2,397
7.88%, 01/15/2020	750	780
Graphic Packaging International, Inc.
7.88%, 10/01/2018 Λ	2,400	2,544
9.50%, 06/15/2017 Λ	1,300	1,440
Owens-Brockway Glass Container, Inc.
6.75%, 12/01/2014	3,335	3,427
Packaging Dynamics Corp.
8.75%, 02/01/2016 — 144A	3,420	3,483
Sealed Air Corp.
6.88%, 07/15/2033 — 144A	2,100	1,963
Diversified Consumer Services — 1.6%
Ford Holdings LLC
9.30%, 03/01/2030	5,225	6,307
Service Corp., International
6.75%, 04/01/2015 — 04/01/2016	5,150	5,378
7.00%, 06/15/2017	175	184
Diversified Financial Services — 6.3%
Ally Financial, Inc.
6.75%, 12/01/2014	6,240	6,708
8.00%, 03/15/2020	1,600	1,808
8.30%, 02/12/2015	900	1,017

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica AEGON High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Diversified Financial Services (continued)
CIT Group, Inc.
7.00%, 05/01/2014 — 05/01/2017 Λ	$13,444	$13,608
Ford Motor Credit Co., LLC
6.63%, 08/15/2017	700	750
7.00%, 04/15/2015	4,000	4,398
International Lease Finance Corp.
8.25%, 12/15/2020 Λ	2,925	3,188
Nuveen Investments, Inc.
10.50%, 11/15/2015	6,860	7,066
Reynolds Group Issuer, Inc.
7.13%, 04/15/2019 — 144A	1,800	1,859
9.00%, 04/15/2019 — 144A	5,175	5,434
Univision Communications, Inc.
9.75%, 03/15/2015 — 144A Λ Ώ	361	381
Diversified Telecommunication Services — 4.7%
Cincinnati Bell, Inc.
8.38%, 10/15/2020 Λ	3,980	3,881
Frontier Communications Corp.
9.00%, 08/15/2031	6,815	7,224
Qwest Communications International, Inc.
7.50%, 02/15/2014 Λ	2,825	2,867
Sprint Capital Corp.
8.75%, 03/15/2032 Λ	7,075	7,367
Windstream Corp.
7.75%, 10/15/2020 — 144A	400	413
7.88%, 11/01/2017	2,375	2,544
8.63%, 08/01/2016	9,100	9,646
Electric Utilities — 4.6%
AES Red Oak LLC — Series B
9.20%, 11/30/2029	2,365	2,335
Dynegy Holdings, Inc.
7.50%, 06/01/2015	2,600	2,106
7.75%, 06/01/2019 Λ	13,190	9,464
Elwood Energy LLC
8.16%, 07/05/2026	3,590	3,568
Homer City Funding LLC
8.14%, 10/01/2019	3,819	3,666
8.73%, 10/01/2026	2,826	2,642
Intergen NV
9.00%, 06/30/2017 — 144A	7,025	7,534
LSP Energy, LP
7.16%, 01/15/2014	2,031	1,798
8.16%, 07/15/2025	750	517
Energy Equipment & Services — 1.1%
Pride International, Inc.
6.88%, 08/15/2020	5,475	5,981
Trinidad Drilling, Ltd.
7.88%, 01/15/2019 — 144A	1,600	1,656
Food & Staples Retailing — 1.3%
Rite Aid Corp.
7.50%, 03/01/2017 Λ	2,000	1,960
9.38%, 12/15/2015 Λ	700	608
10.38%, 07/15/2016	2,625	2,789
SUPERVALU, Inc.
7.50%, 11/15/2014 Λ	1,600	1,572
8.00%, 05/01/2016 Λ	2,880	2,808

	Principal	Value

Food Products — 1.9%
Del Monte Corp.
6.75%, 02/15/2015 Λ	$1,075	$1,099
Dole Food Co., Inc.
8.00%, 10/01/2016 — 144A Λ	5,370	5,720
Pilgrim’s Pride Corp.
7.88%, 12/15/2018 — 144A	1,400	1,398
Simmons Foods, Inc.
10.50%, 11/01/2017 — 144A	1,800	1,935
Tyson Foods, Inc.
7.00%, 05/01/2018	2,400	2,604
8.25%, 10/01/2011	700	728
Gas Utilities — 0.1%
Star Gas Partners LP
8.88%, 12/01/2017 — 144A	575	587
Health Care Equipment & Supplies — 1.0%
Cooper Cos., Inc.
7.13%, 02/15/2015	6,725	6,960
Health Care Providers & Services — 4.8%
Community Health Systems, Inc.
8.88%, 07/15/2015	7,400	7,816
HCA, Inc.
9.25%, 11/15/2016	11,775	12,673
Healthsouth Corp.
7.75%, 09/15/2022 Λ	4,900	5,096
LifePoint Hospitals, Inc.
6.63%, 10/01/2020 — 144A	3,815	3,858
U.S. Oncology, Inc.
9.13%, 08/15/2017	4,970	6,126
Hotels, Restaurants & Leisure — 7.4%
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/2018 Λ	4,225	3,834
12.75%, 04/15/2018 — 144A Λ	6,050	6,261
Firekeepers Development Authority
13.88%, 05/01/2015 — 144A	4,000	4,760
GWR Operating Partnership LLP
10.88%, 04/01/2017	4,015	4,216
Mashantucket Western Pequot Tribe
8.50%, 11/15/2015 — 144A Џ	6,600	784
MGM Resorts International
7.50%, 06/01/2016	2,625	2,494
10.00%, 11/01/2016 — 144A Λ	3,775	3,945
10.38%, 05/15/2014	500	566
11.38%, 03/01/2018 Λ	4,300	4,804
Royal Caribbean Cruises, Ltd.
6.88%, 12/01/2013	1,600	1,722
7.00%, 06/15/2013	3,000	3,210
7.25%, 06/15/2016 Λ	1,300	1,404
Seneca Gaming Corp.
8.25%, 12/01/2018 — 144A	2,000	2,040
Sheraton Holding Corp.
7.38%, 11/15/2015	1,400	1,565
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/2018 Λ	1,600	1,720
7.15%, 12/01/2019 Λ	2,500	2,713
WMG Acquisition Corp.
9.50%, 06/15/2016	3,450	3,687
Wynn Las Vegas LLC
7.75%, 08/15/2020	3,215	3,408

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica AEGON High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Household Durables — 5.0%
Beazer Homes USA, Inc.
9.13%, 05/15/2019 — 144A Λ	$3,050	$3,088
12.00%, 10/15/2017 Λ	3,225	3,765
D.R. Horton, Inc.
5.25%, 02/15/2015 Λ	2,208	2,219
Jarden Corp.
7.50%, 01/15/2020	1,710	1,783
7.50%, 05/01/2017 Λ	3,390	3,568
K. Hovnanian Enterprises, Inc.
10.63%, 10/15/2016 Λ	3,000	3,180
KB Home
9.10%, 09/15/2017	7,050	7,456
Meritage Homes Corp.
6.25%, 03/15/2015	2,580	2,593
7.15%, 04/15/2020	1,650	1,650
Mohawk Industries, Inc.
6.88%, 01/15/2016	3,475	3,744
Standard Pacific Corp.
8.38%, 01/15/2021 — 144A	2,725	2,762
8.38%, 05/15/2018	675	702
Household Products — 0.1%
Reynolds Group Issuer, Inc.
6.88%, 02/15/2021 — 144A	300	303
8.25%, 02/15/2021 — 144A	320	322
Independent Power Producers & Energy Traders — 3.0%
Calpine Corp.
7.50%, 02/15/2021 — 144A	1,725	1,747
7.88%, 07/31/2020 — 01/15/2023 — 144A	5,675	5,873
Edison Mission Energy
7.00%, 05/15/2017	1,985	1,628
7.20%, 05/15/2019	6,500	5,215
NRG Energy, Inc.
7.38%, 01/15/2017	2,250	2,340
7.63%, 01/15/2018 — 144A	3,750	3,797
8.25%, 09/01/2020 — 144A Λ	900	924
Insurance — 1.0%
Genworth Financial, Inc.
6.15%, 11/15/2066 * Λ	2,000	1,560
Liberty Mutual Group, Inc.
10.75%, 06/15/2058 — 144A *	4,400	5,654
IT Services — 2.3%
SunGard Data Systems, Inc.
7.38%, 11/15/2018 — 144A	3,125	3,188
7.63%, 11/15/2020 — 144A Λ	2,675	2,762
10.25%, 08/15/2015	3,500	3,688
Unisys Corp.
12.50%, 01/15/2016	1,250	1,391
12.75%, 10/15/2014 — 144A Λ	991	1,189
14.25%, 09/15/2015 — 144A	3,503	4,229
Leisure Equipment & Products — 0.1%
Icon Health & Fitness
11.88%, 10/15/2016 — 144A	600	620
Machinery — 0.7%
Case New Holland, Inc.
7.88%, 12/01/2017 — 144A	950	1,056
Navistar International Corp.
8.25%, 11/01/2021	3,610	3,980

	Principal	Value

Media — 5.3%
Cablevision Systems Corp.
7.75%, 04/15/2018	$3,550	$3,772
8.00%, 04/15/2020 Λ	350	380
CCO Holdings LLC
7.00%, 01/15/2019	3,250	3,274
7.25%, 10/30/2017 Λ	1,750	1,820
7.88%, 04/30/2018 Λ	1,450	1,526
Cengage Learning Acquisitions, Inc.
13.25%, 07/15/2015 — 144A	600	636
Cequel Communications Holdings I LLC and
Cequel Capital Corp.
8.63%, 11/15/2017 — 144A	1,800	1,883
Clear Channel Communications, Inc.
10.75%, 08/01/2016	800	750
Clear Channel Worldwide Holdings, Inc.
9.25%, 12/15/2017 Λ	3,550	3,931
CSC Holdings LLC
7.63%, 07/15/2018	4,650	5,121
8.50%, 06/15/2015	925	1,013
DISH DBS Corp.
7.13%, 02/01/2016 Λ	1,000	1,045
7.75%, 05/31/2015	4,880	5,251
7.88%, 09/01/2019	1,700	1,800
Nexstar Broadcasting, Inc.
8.88%, 04/15/2017 — 144A	1,550	1,670
Univision Communications, Inc.
7.88%, 11/01/2020 — 144A	1,850	1,975
8.50%, 05/15/2021 — 144A Λ	2,850	2,950
Metals & Mining — 1.0%
Steel Dynamics, Inc.
7.38%, 11/01/2012	3,000	3,172
U.S. Steel Corp.
7.00%, 02/01/2018 Λ	2,535	2,605
7.38%, 04/01/2020 Λ	1,500	1,556
Multiline Retail — 2.3%
Bon-Ton Department Stores, Inc.
10.25%, 03/15/2014	6,775	6,978
JC Penney Corp., Inc.
7.13%, 11/15/2023	1,575	1,618
7.40%, 04/01/2037	3,750	3,591
Macy’s Retail Holdings, Inc.
7.45%, 07/15/2017	4,100	4,551
Oil, Gas & Consumable Fuels — 9.6%
Berry Petroleum Co.
6.75%, 11/01/2020	2,500	2,550
Chesapeake Energy Corp.
6.63%, 08/15/2020	6,200	6,416
7.25%, 12/15/2018	930	990
7.63%, 07/15/2013	100	110
9.50%, 02/15/2015 Λ	1,400	1,638
Connacher Oil and Gas, Ltd.
10.25%, 12/15/2015 — 144A	2,680	2,821
Consol Energy, Inc.
8.00%, 04/01/2017 — 144A	750	814
8.25%, 04/01/2020 — 144A	2,000	2,185
Continental Resources, Inc.
7.13%, 04/01/2021 — 144A	1,600	1,688
8.25%, 10/01/2019	1,840	2,024

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica AEGON High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Oil, Gas & Consumable Fuels (continued)
El Paso Corp.
6.88%, 06/15/2014	$1,415	$1,539
7.25%, 06/01/2018 Λ	5,475	5,984
Energy Transfer Equity, LP
7.50%, 10/15/2020	5,725	6,119
Hilcorp Energy I, LP
8.00%, 02/15/2020 — 144A	900	977
Kinder Morgan Finance Co., LLC
6.00%, 01/15/2018 — 144A	1,050	1,045
Kinder Morgan Finance Co., ULC
5.70%, 01/05/2016	3,560	3,640
Linn Energy LLC
7.75%, 02/01/2021 — 144A Λ	2,740	2,863
Linn Energy LLC Finance Corp.
8.63%, 04/15/2020 — 144A	2,340	2,562
Newfield Exploration Co.
6.63%, 09/01/2014 Λ	2,175	2,224
6.88%, 02/01/2020 Λ	1,175	1,263
7.13%, 05/15/2018	295	316
OPTI Canada, Inc.
7.88%, 12/15/2014 Λ	1,590	950
8.25%, 12/15/2014 Λ	3,600	2,160
9.75%, 08/15/2013 — 144A	540	528
Pioneer Natural Resources Co.
6.65%, 03/15/2017 Λ	5,825	6,229
Plains Exploration & Production Co.
7.00%, 03/15/2017	1,400	1,463
7.75%, 06/15/2015 Λ	3,000	3,143
Stallion Oilfield Holdings, Ltd.
10.50%, 02/15/2015 — 144A	3,225	3,499
Tesoro Corp.
6.63%, 11/01/2015 Λ	2,075	2,135
Paper & Forest Products — 2.3%
Ainsworth Lumber Co., Ltd.
11.00%, 07/29/2015 — 144A Ώ	1,014	993
Georgia-Pacific LLC
7.00%, 01/15/2015 — 144A Λ	1,912	1,979
7.13%, 01/15/2017 — 144A	1,153	1,228
Smurfit Kappa Funding PLC
7.75%, 04/01/2015 Λ	1,000	1,018
Verso Paper Holdings LLC
8.75%, 02/01/2019 — 144A Λ	850	881
11.50%, 07/01/2014	595	656
Verso Paper Holdings LLC — Series B
11.38%, 08/01/2016 Λ	5,525	5,953
Westvaco Corp.
8.20%, 01/15/2030	3,800	3,976
Pharmaceuticals — 1.1%
Mylan, Inc.
7.63%, 07/15/2017 — 144A	1,800	1,962
7.88%, 07/15/2020 — 144A	2,300	2,544
Valeant Pharmaceuticals International, Inc.
6.75%, 10/01/2017 — 144A	600	618
6.88%, 12/01/2018 — 144A	1,800	1,850
7.00%, 10/01/2020 — 144A	900	928
Real Estate Investment Trusts — 1.8%
Host Hotels & Resorts, Inc.
6.00%, 11/01/2020 — 144A Λ	2,480	2,455

	Principal	Value

Real Estate Investment Trusts (continued)
Host Hotels & Resorts, LP
7.13%, 11/01/2013 Λ	$1,302	$1,322
9.00%, 05/15/2017 Λ	1,300	1,456
Host Hotels & Resorts, LP — Series Q
6.75%, 06/01/2016	1,150	1,187
Weyerhaeuser Co.
7.38%, 03/15/2032 Λ	6,550	6,643
Real Estate Management & Development — 0.3%
First Industrial, LP
5.75%, 01/15/2016	2,000	1,834
Road & Rail — 0.6%
Hertz Corp.
7.50%, 10/15/2018 — 144A Λ	2,500	2,644
8.88%, 01/01/2014	1,613	1,655
Semiconductors & Semiconductor Equipment — 1.1%
Freescale Semiconductor, Inc.
9.25%, 04/15/2018 — 144A	1,925	2,132
NXP BV
9.75%, 08/01/2018 — 144A	5,425	6,137
Software — 1.1%
First Data Corp.
8.25%, 01/15/2021 — 144A Λ	4,877	4,694
12.63%, 01/15/2021 — 144A Λ	3,277	3,317
Specialty Retail — 0.3%
Brookstone Co., Inc.
13.00%, 10/15/2014 — 144A	775	725
Claire’s Stores, Inc.
9.63%, 06/01/2015 Ώ	1,242	1,213
10.50%, 06/01/2017	400	392
Textiles, Apparel & Luxury Goods — 0.8%
Jones Group, Inc.
6.13%, 11/15/2034	3,985	3,168
Levi Strauss & Co.
8.88%, 04/01/2016 Λ	1,200	1,260
Phillips-Van Heusen Corp.
7.38%, 05/15/2020 Λ	1,000	1,069
Wireless Telecommunication Services — 1.3%
Nextel Communications, Inc. — Series D
7.38%, 08/01/2015	1,925	1,939
Nextel Communications, Inc. — Series E
6.88%, 10/31/2013	4,770	4,800
Sprint Nextel Corp.
9.25%, 04/15/2022	2,750	2,922

Total Corporate Debt Securities (cost $632,578)		670,549

	Shares	Value

PREFERRED STOCK — 0.4%
Diversified Financial Services — 0.4%
Ally Financial, Inc. 7.00% — 144A ▲	3,053	2,748
Total Preferred Stock (cost $1,452)
COMMON STOCKS — 0.7%
Diversified Financial Services — 0.5%
CIT Group, Inc. ‡ Λ	68,248	3,254
IT Services — 0.2%
Unisys Corp. ‡ Λ	61,972	1,756

Total Common Stocks (cost $2,995)		5,010

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica AEGON High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

SECURITIES LENDING COLLATERAL — 15.0%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.31% ▲	109,036,614	$109,037
Total Securities Lending Collateral (cost $109,037)

	Principal	Value

REPURCHASE AGREEMENT — 2.4%
State Street Bank & Trust Co. 0.01% ▲, dated 01/31/2011, to be repurchased at $17,124 on 02/01/2011. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, with a total value of $17,469.	$17,124	17,124
Total Repurchase Agreement (cost $17,124)

Total Investment Securities (cost $779,118) #		822,816
Other Assets and Liabilities — Net		(95,489)

Net Assets		$727,327

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 01/31/2011.

Ž	The security has a perpetual maturity. The date shown is the next call date.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $106,816.

Џ	In default.

Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

▲	Rate shown reflects the yield at 01/31/2011.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $779,118. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $52,765 and $9,067, respectively. Net unrealized appreciation for tax purposes is $43,698.
DEFINITION:
144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2011, these securities aggregated $167,744, or 23.06%, of the fund’s net assets.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$5,010	$—	$—	$5,010
Corporate Debt Securities	—	670,549	—	670,549
Preferred Corporate Debt Securities	—	11,129	—	11,129
Preferred Stocks	2,748	—	—	2,748
Repurchase Agreement	—	17,124	—	17,124
Securities Lending Collateral	109,037	—	—	109,037
U.S. Government Obligations	—	7,219	—	7,219

Total	$116,795	$706,021	$—	$822,816

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica AQR Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES — 116.4%
Capital Markets - 93.3%
BlackRock Liquidity Funds TempFund Portfolio	98,824,315	$98,825
State Street Institutional Liquid Reserves Fund	74,118,237	74,118
UBS Select Prime Preferred Fund	74,118,237	74,118

Total Investment Companies (cost $247,061) #		247,061
Other Assets and Liabilities — Net		17,710

Net Assets		$264,771

TOTAL RETURN SWAPS ON COMMODITIES: β

		(Pay)/Receive					Premiums	Unrealized
Pay/Receive		Fixed Price	Termination	Counter-	# of	Market	Paid/	Appreciation
Fixed Price(A)	Reference Entity	Per Unit	Date	party	Units θ	Value	(Received)	(Depreciation)

Receive	CBOT 2-Year U.S. Treasury Note February Futures	109.675	02/24/2011	BAML	73	$(8)	$—	$(8)
Pay	CBOT Soybeans February Futures	(13.07)	02/18/2011	BRC	(100,000)	106	—	106
Receive	CBOT Wheat February Futures	7.12	02/18/2011	BRC	10,000	(13)	—	(13)
Pay	CBOT Wheat February Futures	(7.54) - (7.85)	02/18/2011	BRC	(10,000)	7	—	7
Receive	Euro SCHATZ March Futures	109.02	03/04/2011	BAML	103	(133)	—	(133)
Receive	LME Copper April Futures	8,566	04/04/2011	BAML	725	865	—	865
Pay	LME Zinc April Futures	(2,163)	04/04/2011	BAML	(75)	(19)	—	(19)
Receive	NYBOT Cocoa February Futures	2,750 - 2,781	02/04/2011	BRC	420	36	—	36
Pay	NYBOT Cocoa February Futures	(2,864) - (3,367)	02/04/2011	BRC	(420)	(251)	—	(251)
Receive	NYBOT Coffee February Futures	2.16	02/10/2011	BRC	37,500	(11)	—	(11)
Pay	NYBOT Coffee February Futures	(2.07)	02/10/2011	BRC	(787,500)	298	—	298

						$877	$—	$877

FUTURES CONTRACTS: ε

				Net Unrealized
				Appreciation
Description	Type	Contracts Г	Expiration Date	(Depreciation)

10-Year Australian Treasury Bond	Short	(31)	03/15/2011	$(29)
10-Year Canada Government Bond	Long	11	03/22/2011	(7)
10-Year Japanese Government Bond	Long	2	03/10/2011	7
10-Year U.S. Treasury Note	Long	32	03/22/2011	7
2-Year U.S. Treasury Note	Long	153	03/31/2011	24
30-Year U.S. Treasury Bond	Long	12	03/22/2011	1
3-Month Aluminum	Short	(5)	02/04/2011	(9)
3-Month Aluminum	Long	5	02/04/2011	8
3-Month Aluminum	Short	(7)	02/10/2011	(8)
3-Month Aluminum	Long	7	02/10/2011	9
3-Month Aluminum	Short	(5)	02/11/2011	(6)
3-Month Aluminum	Long	5	02/11/2011	5
3-Month Aluminum	Long	22	02/15/2011	76
3-Month Aluminum	Short	(22)	02/15/2011	(83)
3-Month Aluminum	Short	(59)	02/17/2011	(386)
3-Month Aluminum	Long	59	02/17/2011	365

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica AQR Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
FUTURES CONTRACTS: (continued)

				Net Unrealized
				Appreciation
Description	Type	Contracts Г	Expiration Date	(Depreciation)

3-Month Aluminum	Short	(8)	02/18/2011	$(43)
3-Month Aluminum	Long	8	02/18/2011	45
3-Month Aluminum	Long	1	03/02/2011	3
3-Month Aluminum	Short	(1)	03/02/2011	(5)
3-Month Aluminum	Long	23	03/23/2011	31
3-Month Aluminum	Short	(23)	03/23/2011	(45)
3-Month Aluminum	Long	14	03/30/2011	20
3-Month Aluminum	Short	(14)	03/30/2011	(21)
3-Month Aluminum	Long	24	04/11/2011	7
3-Month Aluminum	Short	(24)	04/11/2011	(18)
3-Month Aluminum	Long	9	04/20/2011	24
3-Month Aluminum	Short	(9)	04/20/2011	(25)
3-Month Aluminum	Long	103	04/26/2011	341
3-Month Aluminum	Short	(103)	04/26/2011	(325)
3-Month Aluminum	Short	(12)	04/27/2011	(28)
3-Month Aluminum	Long	12	04/27/2011	33
3-Month Aluminum	Short	(73)	04/28/2011	(73)
3-Month Aluminum	Long	73	04/28/2011	67
3-Month Aluminum HG	Long	8	02/24/2011	47
3-Month Aluminum HG	Short	(8)	02/24/2011	(44)
3-Month Canadian Bankers’ Acceptance	Long	20	06/13/2011	3
3-Month Canadian Bankers’ Acceptance	Long	18	09/19/2011	4
3-Month Copper	Short	(3)	02/15/2011	(95)
3-Month Copper	Long	3	02/15/2011	90
3-Month Copper	Long	9	02/17/2011	379
3-Month Copper	Short	(9)	02/17/2011	(408)
3-Month Copper	Long	2	02/18/2011	65
3-Month Copper	Short	(2)	02/18/2011	(64)
3-Month Copper	Short	(6)	03/02/2011	(166)
3-Month Copper	Long	6	03/02/2011	160
3-Month Copper	Short	(1)	03/09/2011	(20)
3-Month Copper	Long	1	03/09/2011	17
3-Month Copper	Short	(2)	04/11/2011	(20)
3-Month Copper	Long	2	04/11/2011	18
3-Month Copper	Long	1	04/20/2011	6
3-Month Copper	Short	(1)	04/20/2011	(7)
3-Month Copper	Long	1	04/26/2011	10
3-Month Copper	Short	(1)	04/26/2011	(10)
3-Month Copper LME	Short	(1)	02/04/2011	(32)
3-Month Copper LME	Long	1	02/04/2011	32
3-Month Copper LME	Long	2	02/24/2011	79
3-Month Copper LME	Short	(2)	02/24/2011	(75)
3-Month EURIBOR	Long	16	06/13/2011	(6)
3-Month EURIBOR	Short	(20)	09/19/2011	3
3-Month EURIBOR	Short	(31)	12/19/2011	11
3-Month EURIBOR	Short	(21)	03/19/2012	8
3-Month EURIBOR	Short	(9)	06/18/2012	2
3-Month EURIBOR	Short	(4)	09/17/2012	1
3-Month EURIBOR	Short	(2)	12/17/2012	♦
3-Month Euroswiss	Long	51	03/14/2011	7
3-Month Euroswiss	Long	97	06/13/2011	15
3-Month Euroswiss	Long	71	09/19/2011	(7)
3-Month Nickel	Long	1	02/04/2011	21
3-Month Nickel	Short	(1)	02/04/2011	(21)
3-Month Nickel	Long	3	02/10/2011	53
3-Month Nickel	Short	(3)	02/10/2011	(53)

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica AQR Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
FUTURES CONTRACTS: (continued)

				Net Unrealized
				Appreciation
Description	Type	Contracts Г	Expiration Date	(Depreciation)

3-Month Nickel	Long	1	02/11/2011	$18
3-Month Nickel	Short	(1)	02/11/2011	(18)
3-Month Nickel	Long	9	02/15/2011	258
3-Month Nickel	Short	(9)	02/15/2011	(265)
3-Month Nickel	Long	3	02/17/2011	104
3-Month Nickel	Short	(3)	02/17/2011	(120)
3-Month Nickel	Short	(1)	03/02/2011	(21)
3-Month Nickel	Long	1	03/02/2011	22
3-Month Nickel	Short	(4)	04/26/2011	(34)
3-Month Nickel	Long	4	04/26/2011	36
3-Month Nickel	Long	1	04/28/2011	2
3-Month Nickel	Short	(1)	04/28/2011	(2)
3-Month Sterling	Long	106	06/15/2011	(8)
3-Month Sterling	Long	82	09/21/2011	(11)
3-Month Sterling	Long	47	12/21/2011	(16)
3-Month Sterling	Long	17	03/21/2012	(8)
3-Month Sterling	Long	15	06/20/2012	(6)
3-Month Sterling	Long	15	09/19/2012	(12)
3-Month Sterling	Long	16	12/19/2012	(7)
3-Month Zinc	Short	(1)	02/04/2011	2
3-Month Zinc	Long	1	02/04/2011	(2)
3-Month Zinc	Long	3	02/10/2011	(11)
3-Month Zinc	Short	(3)	02/10/2011	10
3-Month Zinc	Long	2	02/11/2011	(7)
3-Month Zinc	Short	(2)	02/11/2011	8
3-Month Zinc	Long	16	02/15/2011	31
3-Month Zinc	Short	(16)	02/15/2011	(47)
3-Month Zinc	Short	(16)	02/17/2011	(154)
3-Month Zinc	Long	16	02/17/2011	119
3-Month Zinc	Short	(4)	02/18/2011	(23)
3-Month Zinc	Long	4	02/18/2011	25
3-Month Zinc	Long	3	02/24/2011	23
3-Month Zinc	Short	(3)	02/24/2011	(21)
3-Month Zinc	Long	3	04/06/2011	(3)
3-Month Zinc	Short	(3)	04/06/2011	3
3-Year Australian Treasury Bond	Long	64	03/15/2011	(7)
5-Year U.S. Treasury Note	Long	63	03/31/2011	23
90-Day Euro	Long	183	06/13/2011	30
90-Day Euro	Long	139	09/19/2011	27
90-Day Euro	Long	93	12/19/2011	17
90-Day Euro	Long	57	03/19/2012	12
90-Day Euro	Long	29	06/18/2012	1
90-Day Euro	Long	23	09/17/2012	(3)
90-Day Euro	Long	21	12/17/2012	3
AEX Index	Long	71	02/18/2011	4
Aluminum HG	Short	(129)	03/16/2011	(454)
Aluminum HG	Long	192	03/16/2011	421
ASX SPI 200 Index	Long	17	03/17/2011	(23)
Brent Crude Oil	Long	96	02/10/2011	609
CAC 40 Index	Long	134	02/18/2011	1
Cocoa	Long	9	03/16/2011	(3)
Coffee	Long	21	03/21/2011	96
Copper LME	Long	10	03/16/2011	210
Copper LME	Short	(2)	03/16/2011	(29)
Corn	Long	132	03/14/2011	447
Cotton No. 2	Long	3	03/09/2011	♦

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica AQR Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
FUTURES CONTRACTS: (continued)

				Net Unrealized
				Appreciation
Description	Type	Contracts Г	Expiration Date	(Depreciation)

DAX Index	Long	29	03/18/2011	$64
DJIA Mini Index	Long	194	03/18/2011	360
FTSE 100 Index	Long	38	03/18/2011	(50)
FTSE MIB Index	Long	32	03/18/2011	♦
Gasoil Bullet Swap	Long	1	02/09/2011	65
German Euro BOBL	Long	7	03/08/2011	(20)
German Euro BUND	Long	18	03/08/2011	(51)
German Euro BUXL	Long	21	03/08/2011	(54)
Gold 100 oz.	Short	(5)	04/27/2011	(2)
Hang Seng China Enterprises Index	Short	(37)	02/25/2011	(40)
Hang Seng Index	Long	17	02/25/2011	(53)
Henry Hub Natural Gas Swap	Long	11	02/24/2011	(3)
IBEX 35 Index	Long	14	02/18/2011	14
Lean Hogs	Long	134	04/14/2011	342
NASDAQ 100 E-Mini Index	Long	119	03/18/2011	100
Nickel	Long	13	03/16/2011	214
NYMEX Heating Oil Pent	Long	8	02/25/2011	29
RBOB Gasoline Financial	Long	9	02/25/2011	♦
Russell 2000 Mini Index	Long	94	03/18/2011	12
S&P 500 E-Mini Index	Long	156	03/18/2011	263
S&P Midcap 400 E-Mini Index	Long	109	03/18/2011	219
S&P TSE 60 Index	Long	65	03/17/2011	258
SGX CNX Nifty Index	Short	(196)	02/24/2011	(29)
SGX MSCI Singapore Index	Long	46	02/25/2011	(5)
Silver	Long	2	03/29/2011	3
Soybean	Long	107	03/14/2011	429
Soybean Meal	Long	76	03/14/2011	255
Soybean Oil	Long	107	03/14/2011	198
Sugar #11	Long	111	02/28/2011	389
TOPIX	Long	65	03/11/2011	92
United Kingdom Long Gilt Bond	Long	7	03/29/2011	(7)
Wheat	Long	71	03/14/2011	162
WTI Bullet Swap Financial	Short	(22)	02/18/2011	(125)
Zinc	Long	3	03/16/2011	(3)
Zinc	Short	(24)	03/16/2011	(105)
Zinc	Short	(20)	04/26/2011	(88)
Zinc	Long	20	04/26/2011	86

				$4,131

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)
Australian Dollar	217	03/16/2011	$219	$(4)
Australian Dollar	(3,265)	03/16/2011	(3,231)	(9)
Australian Dollar	5,012	03/16/2011	4,999	(25)
Australian Dollar	1,411	03/16/2011	1,388	12
Australian Dollar	(11,406)	03/16/2011	(11,202)	(117)
Australian Dollar	582	03/16/2011	554	24
Australian Dollar	(472)	03/16/2011	(467)	(2)
Australian Dollar	(6,653)	03/16/2011	(6,595)	(7)
Australian Dollar	(19,773)	03/16/2011	(19,403)	(219)
Australian Dollar	6,488	03/16/2011	6,333	106
Australian Dollar	52,525	03/16/2011	50,002	2,122
Australian Dollar	1,082	03/16/2011	1,063	11
Australian Dollar	3,771	03/16/2011	3,669	74
Brazilian Real	5,160	03/16/2011	3,050	3

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica AQR Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS: (continued)

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Canadian Dollar	2,738	03/16/2011	$2,717	$13
Canadian Dollar	868	03/16/2011	867	(1)
Canadian Dollar	(1,780)	03/16/2011	(1,740)	(34)
Canadian Dollar	(4,599)	03/16/2011	(4,596)	11
Canadian Dollar	439	03/16/2011	445	(7)
Canadian Dollar	1,356	03/16/2011	1,368	(16)
Canadian Dollar	787	03/16/2011	790	(6)
Canadian Dollar	1,690	03/16/2011	1,698	(13)
Canadian Dollar	27,746	03/16/2011	27,062	601
Chilean Peso	180,000	03/16/2011	372	(1)
Colombian Peso	370,000	03/16/2011	199	(1)
Czech Republic Koruna	134,600	03/16/2011	7,602	19
Euro	1,044	03/16/2011	1,394	37
Euro	(12,575)	03/16/2011	(16,373)	(865)
Euro	(30,499)	03/16/2011	(40,104)	(1,703)
Euro	12,027	03/16/2011	16,163	324
Euro	30,867	03/16/2011	42,038	273
Euro	11,349	03/16/2011	15,532	25
Euro	7,105	03/16/2011	9,558	181
Euro	(37,876)	03/16/2011	(49,994)	(1,927)
Euro	(3,948)	03/16/2011	(5,105)	(306)
Euro	54	03/16/2011	71	3
Euro	(23,762)	03/16/2011	(31,170)	(1,402)
Euro	5,159	03/16/2011	7,022	50
Euro	1,014	03/16/2011	1,361	29
Euro	(3,703)	03/16/2011	(4,944)	(132)
Euro	(3,249)	03/16/2011	(4,298)	(156)
Euro	(15,078)	03/16/2011	(19,928)	(740)
Euro	(19,277)	03/16/2011	(25,310)	(1,114)
Hungarian Forint	930,000	03/16/2011	4,627	18
Indian Rupee	(84,000)	03/16/2011	(1,812)	(3)
Indonesian Rupiah	15,700,000	03/16/2011	1,723	♦
Israeli Shekel	(6,700)	03/16/2011	(1,805)	1
Japanese Yen	738,302	03/16/2011	8,967	42
Japanese Yen	(957,706)	03/16/2011	(11,395)	(292)
Japanese Yen	2,170	03/16/2011	26	1
Japanese Yen	1,348,272	03/16/2011	16,340	113
Japanese Yen	58,752	03/16/2011	721	(4)
Japanese Yen	(233,405)	03/16/2011	(2,786)	(62)
Japanese Yen	1,153,530	03/16/2011	13,798	278
Japanese Yen	351,359	03/16/2011	4,238	50
Japanese Yen	(1,415,109)	03/16/2011	(17,159)	(110)
Japanese Yen	(603,673)	03/16/2011	(7,268)	(98)
Japanese Yen	(19,130)	03/16/2011	(231)	(2)
Japanese Yen	(102,319)	03/16/2011	(1,242)	(6)
Japanese Yen	(822,402)	03/16/2011	(10,009)	(27)
Japanese Yen	(1,234,026)	03/16/2011	(14,824)	(235)
Japanese Yen	(130,376)	03/16/2011	(1,563)	(28)
Malaysian Ringgit	8,500	03/16/2011	2,773	(4)
Mexican Peso	129,400	03/16/2011	10,603	6
New Zealand Dollar	(6,320)	03/16/2011	(4,760)	(113)
New Zealand Dollar	6,993	03/16/2011	5,388	4
New Zealand Dollar	1,632	03/16/2011	1,239	19
New Zealand Dollar	7,471	03/16/2011	5,742	18
New Zealand Dollar	3,618	03/16/2011	2,775	15
New Zealand Dollar	(91)	03/16/2011	(67)	(3)
New Zealand Dollar	9,597	03/16/2011	7,285	115
New Zealand Dollar	(24,352)	03/16/2011	(17,911)	(865)
Norwegian Krone	36,480	03/16/2011	6,089	213
Norwegian Krone	15,653	03/16/2011	2,671	33
Norwegian Krone	8,987	03/16/2011	1,512	40
Norwegian Krone	27,761	03/16/2011	4,595	200
Norwegian Krone	9,794	03/16/2011	1,669	22
Norwegian Krone	(37,397)	03/16/2011	(6,419)	(41)

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica AQR Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS: (continued)

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Norwegian Krone	23,549	03/16/2011	$3,927	$141
Norwegian Krone	79,893	03/16/2011	12,857	944
Norwegian Krone	49,193	03/16/2011	8,291	207
Philippine Peso	(48,000)	03/16/2011	(1,079)	(2)
Polish Zloty	11,800	03/16/2011	4,100	3
Pound Sterling	(7,975)	03/16/2011	(12,626)	(162)
Pound Sterling	(8,022)	03/16/2011	(12,381)	(481)
Pound Sterling	13,398	03/16/2011	21,120	363
Pound Sterling	5,202	03/16/2011	8,201	140
Pound Sterling	(16,455)	03/16/2011	(25,526)	(858)
Pound Sterling	7,867	03/16/2011	12,456	158
Pound Sterling	(2,802)	03/16/2011	(4,448)	(45)
Pound Sterling	10,097	03/16/2011	15,887	302
Pound Sterling	(6,454)	03/16/2011	(10,236)	(113)
Pound Sterling	(14,270)	03/16/2011	(22,543)	(338)
Pound Sterling	(8,516)	03/16/2011	(13,211)	(444)
Pound Sterling	14,333	03/16/2011	22,923	59
Pound Sterling	9,817	03/16/2011	15,241	500
Pound Sterling	24,594	03/16/2011	38,293	1,142
Pound Sterling	4,300	03/16/2011	6,674	221
Pound Sterling	6,397	03/16/2011	9,946	311
Republic of Korea Won	6,290,000	03/16/2011	5,587	9
Russian Ruble	259,000	03/16/2011	8,674	(3)
Singapore Dollar	7,550	03/16/2011	5,870	31
South African Rand	(500)	03/16/2011	(69)	♦
Swedish Krona	(23,141)	03/16/2011	(3,545)	(45)
Swedish Krona	(43,469)	03/16/2011	(6,350)	(395)
Swedish Krona	47,934	03/16/2011	6,801	636
Swedish Krona	(11,625)	03/16/2011	(1,720)	(84)
Swedish Krona	20,504	03/16/2011	3,088	93
Swedish Krona	89,853	03/16/2011	12,833	1,108
Swedish Krona	12,787	03/16/2011	1,960	24
Swiss Franc	8,322	03/16/2011	8,659	196
Swiss Franc	19,317	03/16/2011	19,664	890
Swiss Franc	(356)	03/16/2011	(378)	(1)
Swiss Franc	(1,694)	03/16/2011	(1,747)	(56)
Swiss Franc	(7,383)	03/16/2011	(7,706)	(150)
Swiss Franc	3,074	03/16/2011	3,189	82
Swiss Franc	(7,303)	03/16/2011	(7,686)	(84)
Swiss Franc	5,425	03/16/2011	5,769	3
Swiss Franc	(5,903)	03/16/2011	(6,266)	(15)
Swiss Franc	(2,373)	03/16/2011	(2,429)	(96)
Swiss Franc	8,694	03/16/2011	9,027	224
Swiss Franc	(24,358)	03/16/2011	(24,338)	(1,580)
Swiss Franc	2,186	03/16/2011	2,305	21
Swiss Franc	841	03/16/2011	870	25
Swiss Franc	(11,053)	03/16/2011	(11,711)	(50)
Swiss Franc	2,030	03/16/2011	2,086	74
Taiwan Dollar	218,000	03/16/2011	7,538	(24)
Turkish Lira	(3,040)	03/16/2011	(1,882)	(5)

				$(2,718)

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica AQR Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:
Г	Contract amounts are not in thousands.

θ	Unit amounts are not in thousands.

ε	Cash, in the amount of $12,292, has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

β	Cash, in the amount of $4,780, has been segregated by the custodian for the benefit of the broker for open swaps contracts.

(A)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

#	Aggregate cost for federal income tax purposes is $247,061.
DEFINITIONS:

AEX	Amsterdam Exchange
ASX	Australian Securities Exchange
BAML	Bank of America/Merrill Lynch
BRC	Barclays Bank PLC
CAC	Compagnie des Agents de Change (French stock market index)
CBOT	Chicago Board of Trade
CNX	CRISIL NSE (National Stock Exchange) Indices (India stock exchange)
DAX	Deutscher Aktien
DJIA	Dow Jones Industrial Average
EURIBOR	Euro InterBank Offered Rate
FTSE	Financial Times Stock Exchange
HG	High Grade
IBEX	International Business Exchange (initiative funded by the European Commission)
LME	London Metal Exchange
MIB	Milano Indice Borsa (Milan, Italian Stock Exchange)
MSCI	Morgan Stanley Capital International
NYBOT	New York Board of Trade.
NYMEX	New York Mercantile Exchange
RBOB	Reformulated Blendstock for Oxygenate Blending
SGX	Singapore Exchange
TOPIX	Tokyo Stock Price Index
WTI	West Texas Intermediate
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Investment Companies	$247,061	$—	$—	$247,061

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Total Return Swap — Appreciation	$—	$1,312	$—	$1,312
Total Return Swap — Depreciation	—	(435)	—	(435)
Futures Contracts — Appreciation	8,220	—	—	8,220
Futures Contracts — Depreciation	(4,089)	—	—	(4,089)
Forward Foreign Currency Contracts — Appreciation	—	13,013	—	13,013
Forward Foreign Currency Contracts — Depreciation	—	(15,731)	—	(15,731)

Total	$4,131	$(1,841)	$—	$2,290

*	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Asset Allocation — Conservative Portfolio

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES — 100.1% €
Bonds — 41.9%
Transamerica AEGON High Yield Bond	7,745,462	$72,498
Transamerica Flexible Income	1,858,053	16,797
Transamerica JPMorgan Core Bond	7,771,633	79,815
Transamerica JPMorgan International Bond	1,256,992	13,513
Transamerica Morgan Stanley Emerging Markets Debt	3,107,124	32,034
Transamerica PIMCO Total Return	18,145,642	184,359
Transamerica Short-Term Bond	10,559,576	108,658
Capital Markets — 3.9%
Transamerica WMC Quality Value	4,312,616	47,309
Capital Preservation — 0.5%
Transamerica Money Market	5,739,880	5,740
Global/International Stocks — 7.5%
Transamerica Hansberger International Value	555,025	4,496
Transamerica MFS International Equity	1,619,343	14,445
Transamerica Neuberger Berman International	1,270,004	11,722
Transamerica Oppenheimer Developing Markets	1,045,993	13,797
Transamerica Schroders International Small Cap	1,832,310	18,854
Transamerica Thornburg International Value	1,839,189	21,022
Transamerica WMC Emerging Markets	503,088	6,716
Inflation-Protected Securities — 7.0%
Transamerica PIMCO Real Return TIPS	7,906,421	84,203

	Shares	Value

Tactical and Specialty — 15.1%
Transamerica AQR Managed Futures Strategy	2,752,396	$27,579
Transamerica BlackRock Global Allocation	2,008,954	22,480
Transamerica Clarion Global Real Estate Securities	558,493	6,769
Transamerica Federated Market Opportunity	402,707	3,467
Transamerica First Quadrant Global Macro ‡	1,775,230	10,900
Transamerica Goldman Sachs Commodity Strategy	1,252,484	14,366
Transamerica JPMorgan Long/Short Strategy ‡	1,255,612	10,183
Transamerica Loomis Sayles Bond	8,140,418	87,184
U.S. Stocks — 24.2%
Transamerica BlackRock Large Cap Value	5,270,864	47,649
Transamerica Diversified Equity	2,304,836	35,610
Transamerica Growth Opportunities	1,044,729	12,338
Transamerica Jennison Growth	5,449,609	68,447
Transamerica JPMorgan Mid Cap Value	1,087,655	11,932
Transamerica Morgan Stanley Mid-Cap Growth	932,426	12,383
Transamerica Morgan Stanley Small Company Growth	742,317	9,056
Transamerica Oppenheimer Small- & Mid- Cap Value	1,105,403	11,408
Transamerica Third Avenue Value	934,233	22,141
Transamerica UBS Large Cap Value	2,389,749	23,682
Transamerica WMC Diversified Growth ‡	3,875,891	38,875

Total Investment Companies (cost $1,105,591) #		1,212,427
Other Assets and Liabilities — Net		(1,029)

Net Assets		$1,211,398

NOTES TO SCHEDULE OF INVESTMENTS:

€	The fund invests its assets in the I2 share class of the affiliated Transamerica Funds.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $1,105,591. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $113,080 and $6,244, respectively. Net unrealized appreciation for tax purposes is $106,836.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$1,212,427	$—	$—	$1,212,427

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Asset Allocation — Growth Portfolio

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES — 100.1% €
Capital Markets — 10.5%
Transamerica WMC Quality Value	16,233,172	$178,078
Capital Preservation — 0.0% ∞
Transamerica Money Market	60,231	60
Global/International Stocks — 21.8%
Transamerica Hansberger International Value	4,249,024	34,417
Transamerica MFS International Equity	3,678,828	32,815
Transamerica Neuberger Berman International	8,237,345	76,031
Transamerica Oppenheimer Developing Markets	6,404,946	84,480
Transamerica Schroders International Small Cap	7,187,917	73,964
Transamerica Thornburg International Value	5,095,934	58,247
Transamerica WMC Emerging Markets	628,384	8,389
Tactical and Specialty — 10.8%
Transamerica AQR Managed Futures Strategy	3,830,815	38,385
Transamerica BlackRock Global Allocation	4,276,141	47,850
Transamerica Clarion Global Real Estate Securities	5,873,674	71,188
Transamerica Federated Market Opportunity	15,451	133
Transamerica First Quadrant Global Macro ‡	2,386,938	14,656
Transamerica Goldman Sachs Commodity Strategy	61,802	709
Transamerica JPMorgan Long/Short Strategy ‡	1,153,222	9,353

	Shares	Value

U.S. Stocks — 57.0%
Transamerica BlackRock Large Cap Value	19,748,551	$178,527
Transamerica Diversified Equity	6,905,445	106,689
Transamerica Growth Opportunities	1,330,731	15,716
Transamerica Jennison Growth	20,160,137	253,212
Transamerica JPMorgan Mid Cap Value	3,460,065	37,957
Transamerica Morgan Stanley Mid-Cap Growth	3,111,732	41,324
Transamerica Morgan Stanley Small Company Growth	2,276,295	27,771
Transamerica Oppenheimer Small- & Mid- Cap Value	3,959,929	40,866
Transamerica Third Avenue Value	2,415,776	57,254
Transamerica UBS Large Cap Value	8,923,638	88,433
Transamerica WMC Diversified Growth ‡	11,742,079	117,773

Total Investment Companies (cost $1,452,500) #		1,694,277
Other Assets and Liabilities — Net		(2,166)

Net Assets		$1,692,111

NOTES TO SCHEDULE OF INVESTMENTS:

€	The fund invests its assets in the I2 share class of the affiliated Transamerica Funds.

∞	Amount rounds to less than 0.1%.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $1,452,500. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $278,011 and $36,234, respectively. Net unrealized appreciation for tax purposes is $241,777.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$1,694,277	$—	$—	$1,694,277

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Asset Allocation — Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES — 100.0% €
Bonds — 14.9%
Transamerica AEGON High Yield Bond	10,942,950	$102,426
Transamerica Flexible Income	68,586	620
Transamerica JPMorgan Core Bond	3,527,540	36,228
Transamerica JPMorgan International Bond	7,168,739	77,064
Transamerica Morgan Stanley Emerging Markets Debt	4,498,250	46,377
Transamerica PIMCO Total Return	17,283,922	175,604
Transamerica Short-Term Bond	5,789,220	59,571
Capital Markets — 7.6%
Transamerica WMC Quality Value	23,045,325	252,807
Capital Preservation — 0.0% ∞
Transamerica Money Market	196,103	196
Global/International Stocks — 17.3%
Transamerica Hansberger International Value	6,071,023	49,175
Transamerica MFS International Equity	6,436,798	57,416
Transamerica Neuberger Berman International	12,481,019	115,200
Transamerica Oppenheimer Developing Markets	9,328,741	123,047
Transamerica Schroders International Small Cap	8,416,395	86,605
Transamerica Thornburg International Value	8,605,503	98,361
Transamerica WMC Emerging Markets	3,569,204	47,649
Inflation-Protected Securities — 1.1%
Transamerica PIMCO Real Return TIPS	3,528,539	37,579

	Shares	Value

Tactical and Specialty — 15.2%
Transamerica AQR Managed Futures Strategy	9,646,630	$96,659
Transamerica BlackRock Global Allocation	6,796,948	76,058
Transamerica Clarion Global Real Estate Securities	9,405,987	114,000
Transamerica Federated Market Opportunity	101,588	875
Transamerica First Quadrant Global Macro ‡	5,561,184	34,146
Transamerica Goldman Sachs Commodity Strategy	6,543,633	75,055
Transamerica JPMorgan Long/Short Strategy ‡	2,896,378	23,490
Transamerica Loomis Sayles Bond	7,935,146	84,985
U.S. Stocks — 43.9%
Transamerica BlackRock Large Cap Value	28,125,539	254,255
Transamerica Diversified Equity	13,231,145	204,421
Transamerica Growth Opportunities	4,093,481	48,344
Transamerica Jennison Growth	21,906,585	275,146
Transamerica JPMorgan Mid Cap Value	7,494,295	82,212
Transamerica Morgan Stanley Mid-Cap Growth	4,647,785	61,723
Transamerica Morgan Stanley Small Company Growth	2,281,688	27,837
Transamerica Oppenheimer Small- & Mid- Cap Value	6,184,281	63,822
Transamerica Third Avenue Value	4,093,819	97,024
Transamerica UBS Large Cap Value	12,801,200	126,860
Transamerica WMC Diversified Growth ‡	21,951,736	220,176

Total Investment Companies (cost $2,982,666) #		3,333,013
Other Assets and Liabilities — Net		(1,384)

Net Assets		$3,331,629

NOTES TO SCHEDULE OF INVESTMENTS:

€	The fund invests its assets in the I2 share class of the affiliated Transamerica Funds.

∞	Amount rounds to less than 0.1%.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $2,982,666. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $417,927 and $67,580, respectively. Net unrealized appreciation for tax purposes is $350,347.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$3,333,013	$—	$—	$3,333,013

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Asset Allocation — Moderate Portfolio

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES — 100.1% €
Bonds — 28.8%
Transamerica AEGON High Yield Bond	12,074,755	$113,020
Transamerica Flexible Income	4,975,780	44,981
Transamerica JPMorgan Core Bond	5,125,663	52,641
Transamerica JPMorgan International Bond	3,128,211	33,628
Transamerica Morgan Stanley Emerging Markets Debt	4,509,443	46,492
Transamerica PIMCO Total Return	24,075,198	244,604
Transamerica Short-Term Bond	12,319,651	126,769
Capital Markets — 5.0%
Transamerica WMC Quality Value	10,583,974	116,106
Capital Preservation — 0.2%
Transamerica Money Market	4,540,392	4,540
Global/International Stocks — 10.4%
Transamerica Hansberger International Value	2,068,531	16,755
Transamerica MFS International Equity	4,454,698	39,736
Transamerica Neuberger Berman International	3,753,833	34,648
Transamerica Oppenheimer Developing Markets	2,633,669	34,738
Transamerica Schroders International Small Cap	4,819,834	49,596
Transamerica Thornburg International Value	3,738,740	42,734
Transamerica WMC Emerging Markets	1,549,244	20,682
Inflation-Protected Securities — 4.7%
Transamerica PIMCO Real Return TIPS	10,194,809	108,575

	Shares	Value

Tactical and Specialty — 17.3%
Transamerica AQR Managed Futures Strategy	6,712,171	$67,256
Transamerica BlackRock Global Allocation	4,129,655	46,211
Transamerica Clarion Global Real Estate Securities	4,202,691	50,937
Transamerica Federated Market Opportunity	1,503,793	12,948
Transamerica First Quadrant Global Macro ‡	2,939,956	18,051
Transamerica Goldman Sachs Commodity Strategy	3,321,471	38,097
Transamerica JPMorgan Long/Short Strategy ‡	2,048,012	16,609
Transamerica Loomis Sayles Bond	13,867,777	148,524
U.S. Stocks — 33.7%
Transamerica BlackRock Large Cap Value	12,878,257	116,419
Transamerica Diversified Equity	5,997,469	92,661
Transamerica Growth Opportunities	3,739,738	44,166
Transamerica Jennison Growth	12,891,976	161,924
Transamerica JPMorgan Mid Cap Value	3,969,427	43,545
Transamerica Morgan Stanley Mid-Cap Growth	2,519,514	33,459
Transamerica Morgan Stanley Small Company Growth	1,401,129	17,094
Transamerica Oppenheimer Small- & Mid- Cap Value	3,367,804	34,756
Transamerica Third Avenue Value	1,987,663	47,108
Transamerica UBS Large Cap Value	5,867,039	58,142
Transamerica WMC Diversified Growth ‡	12,626,923	126,648

Total Investment Companies (cost $2,084,600) #		2,304,800
Other Assets and Liabilities — Net		(1,852)

Net Assets		$2,302,948

NOTES TO SCHEDULE OF INVESTMENTS:

€	The fund invests its assets in the I2 share class of the affiliated Transamerica Funds.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $2,084,600. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $245,030 and $24,830, respectively. Net unrealized appreciation for tax purposes is $220,200.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$2,304,800	$—	$—	$2,304,800

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Balanced

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS — 0.6%
U.S. Treasury Bond
2.63%, 11/15/2020	$920	$863
4.38%, 11/15/2039 — 05/15/2040	1,590	1,541

Total U.S. Government Obligations (cost $2,504)		2,404

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.8%
Fannie Mae
5.00%, 05/01/2018 — 03/01/2036	1,519	1,629
5.50%, 07/01/2019 — 11/01/2038	6,707	7,221
6.00%, 08/01/2036 — 12/01/2037	391	428
Freddie Mac
4.00%, 08/15/2028	1,050	1,100
5.00%, 04/01/2018	81	86
5.50%, 09/01/2018 — 11/01/2018	84	91
Freddie Mac, IO
5.00%, 08/01/2035	3,365	686

Total U.S. Government Agency Obligations (cost $10,885)		11,241

MORTGAGE-BACKED SECURITIES — 4.6%
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 — 144A *	1,060	1,115
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037 — 144A	910	979
Series 2007-1A, Class C
5.62%, 04/15/2037 — 144A	1,080	1,141
BCAP LLC Trust
Series 2009-RR3, Class 2A1
5.55%, 05/26/2037 — 144A*	317	329
Series 2009-RR6, Class 2A1
5.32%, 08/26/2035 — 144A*	505	485
Series 2009-RR10, Class 2A1
3.05%, 08/26/2035 — 144A*	708	714
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 — 144A*	437	451
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 — 144A*	749	769
5.55%, 05/26/2037 — 144A *	317	329
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 — 144A *	792	822
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022 — 144A *	398	404
Credit Suisse Mortgage Capital Certificates
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 — 144A	482	496
Series 2010-15R, Class 2A1
3.50%, 05/26/2036 — 144A *	498	498
Series 2010-18R, Class 3A1
4.00%, 03/26/2037 — 144A	605	615
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.23%, 12/26/2037 — 144A *	474	490
Series 2009-R7, Class 1A1
5.50%, 02/26/2036 — 144A *	697	718
Series 2009-R7, Class 4A1
3.06%, 09/26/2034 — 144A *	713	717
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 — 144A	378	376
Series 2009-R7, Class 12A1
5.25%, 08/26/2036 — 144A *	436	441

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Jefferies & Co., Inc. (continued)
Series 2009-R9, Class 1A1
5.72%, 08/26/2046 — 144A *	$444	$451
Series 2010-R2, Class 1A1
6.00%, 05/26/2036 — 144A	725	758
Series 2010-R3, Class 1A1
2.86%, 03/21/2036 — 144A *	488	485
Series 2010-R6, Class 1A1
4.00%, 09/26/2037 — 144A	402	407
JP Morgan Re-REMIC
Series 2009-7, Class 8A1
5.62%, 01/27/2047 — 144A *	457	458
Series 2010-4, Class 7A1
4.30%, 08/26/2035 — 144A *	625	627
Series 2010-5, Class 2A2
4.50%, 07/26/2035 — 144A *	507	507
WaMu Mortgage Pass-Through Certificates
Series 2003-S9, Class A6
5.25%, 10/25/2033	1,640	1,666
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *	711	723
Series 2003-L, Class 1A2
4.51%, 11/25/2033 *	610	626
Wells Fargo Mortgage Loan Trust
Series 2010-RR1, Class 2A1
0.36%, 08/27/2047 — 144A *	394	389

Total Mortgage-Backed Securities (cost $17,808)		18,657

ASSET-BACKED SECURITIES — 2.4%
AH Mortgage Advance Trust
Series 2010-ADV2, Class A1
4.21%, 05/10/2041 — 144A	1,090	1,095
America West Airlines Pass-Through Trust
Series 2001-1, Class G
8.06%, 07/02/2020	1,013	1,068
American Airlines Pass-Through Trust
Series 2011-1, Class A
5.25%, 01/31/2021	1,135	1,138
Continental Airlines Pass-Through Trust
Series 2009-1
9.00%, 07/08/2016	484	558
Delta Air Lines, Inc., Pass-Through Trust
Series 2010-1, Class A
6.20%, 07/02/2018	1,048	1,113
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2
5.26%, 04/25/2037 — 144A	700	718
Gazprom Via Gaz Capital SA
8.13%, 07/31/2014 — 144A	880	990
Northwest Airlines Pass-Through Trust
Series 2002-1, Class G2
6.26%, 11/20/2021	1,012	1,042
TAL Advantage LLC
Series 2011-1A, Class A
4.60%, 01/20/2026 — 144A	555	556
UAL Pass-Through Trust
Series 2009-1
10.40%, 11/01/2016	1,095	1,268

Total Asset-Backed Securities (cost $9,207)		9,546

The notes are an integral part of this report. Transamerica Funds	January 31, 2011 Form NQ

Transamerica Balanced

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

		Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS — 0.4%
Rhode Island Economic Development Corp.
6.00%, 11/01/2015 §		$610	$605
State of California
7.95%, 03/01/2036		1,130	1,160

Total Municipal Government Obligations (cost $1,741)			1,765

PREFERRED CORPORATE DEBT SECURITIES — 1.6%
Commercial Banks — 0.9%
Barclays Bank PLC
8.55%, 06/15/2011 — 144A * Ž		990	985
PNC Financial Services Group, Inc.
8.25%, 05/21/2013 * Ž Λ		290	309
Rabobank Nederland NV
11.00%, 06/30/2019 — 144A * Ž		790	1,020
Wells Fargo & Co. — Series K
7.98%, 03/15/2018 * Ž		950	1,017
Diversified Financial Services — 0.6%
JPMorgan Chase Capital XXV — Series Y
6.80%, 10/01/2037		710	733
ZFS Finance USA Trust II
6.45%, 06/15/2016 — 144A *		1,816	1,816
Insurance — 0.1%
Reinsurance Group of America, Inc. — Series A
6.75%, 12/15/2065 *		448	433

Total Preferred Corporate Debt Securities (cost $5,766)			6,313

CORPORATE DEBT SECURITIES — 15.5%
Auto Components — 0.1%
BorgWarner, Inc.
4.63%, 09/15/2020		560	556
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015	BRL	900	549
Building Products — 0.2%
Voto-Votorantim Overseas Trading Operations NV
6.63%, 09/25/2019 — 144A		$765	802
Capital Markets — 0.3%
Macquarie Group, Ltd.
6.25%, 01/14/2021 — 144A Λ		1,080	1,083
Chemicals — 0.1%
Nalco Co.
8.25%, 05/15/2017		470	516
Commercial Banks — 2.0%
Banco Santander Chile
3.75%, 09/22/2015 — 144A		610	596
Barclays Bank PLC
10.18%, 06/12/2021 — 144A		750	941
Fifth Third Bancorp
0.72%, 12/20/2016 *		1,095	990
First Tennessee Bank NA
4.63%, 05/15/2013		1,100	1,124
M&I Marshall & Ilsley Bank
5.00%, 01/17/2017		1,015	1,049
Regions Bank
7.50%, 05/15/2018 Λ		300	316

	Principal	Value

Commercial Banks (continued)
Regions Financial Corp.
5.75%, 06/15/2015	$865	$859
Silicon Valley Bank
6.05%, 06/01/2017	1,280	1,304
Zions Bancorporation
7.75%, 09/23/2014	865	919
Commercial Services & Supplies — 0.2%
Steelcase, Inc.
6.38%, 02/15/2021	635	648
Consumer Finance — 0.2%
Block Financial LLC
7.88%, 01/15/2013 Λ	745	788
Containers & Packaging — 0.4%
Graphic Packaging International, Inc.
9.50%, 06/15/2017	470	521
Rexam PLC
6.75%, 06/01/2013 — 144A	921	1,003
Diversified Financial Services — 3.8%
Associates Corp.
6.95%, 11/01/2018	1,005	1,111
Aviation Capital Group
7.13%, 10/15/2020 — 144A	1,070	1,070
Cemex Finance LLC
9.50%, 12/14/2016 — 144A	535	548
Glencore Funding LLC
6.00%, 04/15/2014 — 144A	995	1,053
GTP Towers Issuer LLC
4.44%, 02/15/2015 — 144A	1,435	1,483
International Lease Finance Corp.
6.50%, 09/01/2014 — 144A	980	1,044
Irish Life & Permanent Group Holdings PLC
3.60%, 01/14/2013 — 144A	990	897
Marina District Finance Co., Inc.
9.50%, 10/15/2015 — 144A Λ	510	518
NASDAQ OMX Group, Inc.
5.25%, 01/16/2018	1,018	1,038
Oaktree Capital Management, LP
6.75%, 12/02/2019 — 144A	960	977
QHP Royalty Sub LLC
10.25%, 03/15/2015 — 144A	473	477
Selkirk Cogen Funding Corp. — Series A
8.98%, 06/26/2012	618	642
Stone Street Trust
5.90%, 12/15/2015 — 144A	1,100	1,164
TNK-BP Finance SA
6.25%, 02/02/2015 — 144A	490	518
7.50%, 03/13/2013 — 144A	485	523
Unison Ground Lease Funding LLC
6.39%, 04/15/2020 — 144A	1,260	1,289
WCP Wireless Site Funding LLC
4.14%, 11/15/2015 — 144A	1,028	1,002
Food & Staples Retailing — 0.3%
Ingles Markets, Inc.
8.88%, 05/15/2017 Λ	790	847
SUPERVALU, Inc.
7.50%, 11/15/2014 Λ	565	555

The notes are an integral part of this report. Transamerica Funds	January 31, 2011 Form NQ

Transamerica Balanced

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Food Products — 0.1%
Michael Foods, Inc.
9.75%, 07/15/2018 — 144A	$480	$526
Hotels, Restaurants & Leisure — 0.3%
Hyatt Hotels Corp.
5.75%, 08/15/2015 — 144A	705	738
MGM Resorts International
6.75%, 09/01/2012 Λ	500	506
Insurance — 0.9%
Chubb Corp.
6.38%, 03/29/2067 *	1,055	1,118
Fidelity National Financial, Inc.
6.60%, 05/15/2017	520	520
HCC Insurance Holdings, Inc.
6.30%, 11/15/2019	1,040	1,090
Liberty Mutual Group, Inc.
7.25%, 09/01/2012 — 144A	435	465
Pacific Life Insurance Co.
9.25%, 06/15/2039 — 144A	430	551
Machinery — 0.2%
Kennametal, Inc.
7.20%, 06/15/2012	905	952
Metals & Mining — 0.6%
Allegheny Technologies, Inc.
5.95%, 01/15/2021	1,160	1,212
ArcelorMittal
5.25%, 08/05/2020 Λ	1,105	1,097
Multi-Utilities — 0.4%
Black Hills Corp.
5.88%, 07/15/2020	620	640
9.00%, 05/15/2014	790	911
Oil, Gas & Consumable Fuels — 0.3%
Lukoil International Finance BV
6.38%, 11/05/2014 — 144A	705	754
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 — 144A	420	510
Paper & Forest Products — 0.2%
Exopack Holding Corp.
11.25%, 02/01/2014	800	822
Real Estate Investment Trusts — 2.7%
BRE Properties, Inc.
5.20%, 03/15/2021	1,010	1,027
Dexus Property Group
7.13%, 10/15/2014 — 144A	1,027	1,151
Digital Realty Trust, LP
5.88%, 02/01/2020	1,060	1,097
Entertainment Properties Trust
7.75%, 07/15/2020 — 144A	1,010	1,061
Healthcare Realty Trust, Inc.
6.50%, 01/17/2017	875	970
Kilroy Realty, LP
6.63%, 06/01/2020	1,115	1,103
PPF Funding, Inc.
5.35%, 04/15/2012 — 144A	1,007	1,025
Senior Housing Properties Trust
4.30%, 01/15/2016	1,110	1,101
Tanger Properties, LP
6.13%, 06/01/2020	300	322
6.15%, 11/15/2015	850	922

	Principal	Value

Real Estate Investment Trusts (continued)
WEA Finance LLC
6.75%, 09/02/2019 — 144A	$867	$976
Real Estate Management & Development — 0.4%
Post Apartment Homes, LP
5.45%, 06/01/2012	620	640
6.30%, 06/01/2013	977	1,050
Tobacco — 0.3%
Lorillard Tobacco Co.
8.13%, 06/23/2019	1,000	1,082
Trading Companies & Distributors — 0.2%
Noble Group, Ltd.
8.50%, 05/30/2013 — 144A	680	757
Wireless Telecommunication Services — 1.1%
Crown Castle Towers LLC
4.88%, 08/15/2020 — 144A	1,430	1,398
6.11%, 01/15/2020 — 144A	890	946
Nextel Communications, Inc. — Series E
6.88%, 10/31/2013	545	548
SBA Tower Trust
5.10%, 04/15/2017 — 144A	1,465	1,539

Total Corporate Debt Securities (cost $59,969)		62,447

	Shares	Value

COMMON STOCKS — 64.7%
Aerospace & Defense — 1.3%
Precision Castparts Corp.	36,116	5,164
Air Freight & Logistics — 2.5%
CH Robinson Worldwide, Inc. Λ	76,252	5,879
Expeditors International of Washington, Inc.	78,576	3,981
Auto Components — 4.5%
BorgWarner, Inc. ‡Λ	151,981	10,243
Johnson Controls, Inc.	203,351	7,807
Capital Markets — 1.3%
Charles Schwab Corp.	296,555	5,353
Communications Equipment — 1.3%
QUALCOMM, Inc.	93,208	5,045
Computers & Peripherals — 3.3%
Apple, Inc. ‡	39,551	13,420
Diversified Financial Services — 2.1%
JPMorgan Chase & Co.	188,387	8,465
Electrical Equipment — 3.0%
Cooper Industries PLC — Class A	108,064	6,619
Emerson Electric Co.	92,795	5,464
Energy Equipment & Services — 3.9%
Core Laboratories NV Λ	77,021	7,029
Schlumberger, Ltd.	97,000	8,632
Food Products — 2.2%
Green Mountain Coffee Roasters, Inc. ‡Λ	260,499	8,748
Hotels, Restaurants & Leisure — 1.4%
Chipotle Mexican Grill, Inc. — Class A ‡Λ	25,621	5,609
Internet & Catalog Retail — 8.4%
Amazon.com, Inc. ‡	77,021	13,066
NetFlix, Inc. ‡Λ	61,886	13,249
priceline.com, Inc. ‡	17,612	7,547

The notes are an integral part of this report. Transamerica Funds	January 31, 2011 Form NQ

Transamerica Balanced

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Internet Software & Services — 3.8%
Google, Inc. — Class A ‡	9,879	$5,931
Rackspace Hosting, Inc. ‡	275,444	9,230
Machinery — 8.9%
Caterpillar, Inc.	100,951	9,793
Deere & Co.	79,103	7,190
Kennametal, Inc. Λ	206,265	8,374
PACCAR, Inc. Λ	178,697	10,095
Metals & Mining — 1.5%
Vale SA — Class B ADR Λ	175,193	6,102
Pharmaceuticals — 4.9%
Perrigo Co. Λ	121,307	8,825
Pfizer, Inc.	360,835	6,574
Teva Pharmaceutical Industries, Ltd. ADR	81,926	4,477
Real Estate Investment Trusts — 1.9%
Weyerhaeuser Co. Λ	322,673	7,480
Road & Rail — 1.9%
Union Pacific Corp.	81,021	7,667
Software — 6.6%
Citrix Systems, Inc. ‡	122,673	7,750
Oracle Corp.	284,753	9,121
Rovi Corp. ‡ Λ	153,035	9,452

Total Common Stocks (cost $183,584)		259,381

	Shares	Value

WARRANT — 2.0%
Commercial Bank — 2.0%
Wells Fargo & Co. ‡
Expiration: 10/28/2018
Exercise Price: $34.01	797,250	$8,451
Total Warrant (cost $6,282)
SECURITIES LENDING COLLATERAL — 8.7%
State Street Navigator Securities Lending
Trust — Prime Portfolio, 0.31% ▲	35,065,932	35,066
Total Securities Lending Collateral (cost $35,066)

	Principal	Value

REPURCHASE AGREEMENT — 3.1%
State Street Bank & Trust Co. 0.01% ▲, dated 01/31/2011, to be repurchased at $12,481 on 02/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $12,734.	$12,481	12,481
Total Repurchase Agreement (cost $12,481)

Total Investment Securities (cost $345,293) #		427,752
Other Assets and Liabilities — Net		(26,009)

Net Assets		$401,743

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 01/31/2011.

Ž	The security has a perpetual maturity. The date shown is the next call date.

§	Illiquid. This security had a value of $605, or 0.15%, of the fund’s net assets.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $34,307.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 01/31/2011.

#	Aggregate cost for federal income tax purposes is $345,293. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $84,204 and $1,745, respectively. Net unrealized appreciation for tax purposes is $82,459.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2011, these securities aggregated $52,207, or 13.00%, of the fund’s net assets.

ADR	American Depositary Receipt

BRL	Brazilian Real

IO	Interest Only

REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$9,546	$—	$9,546
Common Stocks	241,256	18,125	—	259,381
Corporate Debt Securities	—	62,447	—	62,447
Mortgage-Backed Securities	—	18,657	—	18,657
Municipal Government Obligations	—	1,765	—	1,765
Preferred Corporate Debt Securities	—	6,313	—	6,313
Repurchase Agreement	—	12,481	—	12,481
Securities Lending Collateral	35,066	—	—	35,066
U.S. Government Agency Obligations	—	11,241	—	11,241
U.S. Government Obligations	—	2,404	—	2,404
Warrants	8,451	—	—	8,451

Total	$284,773	$142,979	$—	$427,752

The notes are an integral part of this report. Transamerica Funds	January 31, 2011 Form NQ

Transamerica BlackRock Global Allocation

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts in thousands)
(unaudited)

		Principal	Value

U.S. GOVERNMENT OBLIGATIONS — 8.0%
United States — 8.0%
U.S. Treasury Bond
2.63%, 11/15/2020 Λ		$1,618	$1,516
U.S. Treasury Inflation Indexed Bond
2.38%, 01/15/2027		974	1,060
U.S. Treasury Note
1.38%, 02/15/2013		1,950	1,980
2.13%, 11/30/2014		1,984	2,040
2.25%, 01/31/2015		3,136	3,233
2.38%, 02/28/2015		4,348	4,500
2.50%, 03/31/2015		3,827	3,977
2.63%, 12/31/2014 γ		3,995	4,180
2.63%, 02/29/2016 — 08/15/2020 Λ		8,709	8,309
3.50%, 05/15/2020		9,888	10,085

Total U.S. Government Obligations (cost $40,840)			40,880

FOREIGN GOVERNMENT OBLIGATIONS — 7.4%
Australia — 0.2%
Australia Government Bond
5.75%, 06/15/2011	AUD	1,145	1,145
Brazil — 1.6%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2017 — 01/01/2021	BRL	15,281	8,150
Canada — 0.3%
Canadian Government Bond
3.50%, 06/01/2020	CAD	686	697
4.00%, 06/01/2016	CAD	555	592
Germany — 2.2%
Bundesrepublik Deutschland
3.50%, 07/04/2019	EUR	1,480	2,094
4.00%, 01/04/2018	EUR	550	809
4.25%, 07/04/2017 — 07/04/2018	EUR	1,840	2,744
Deutsche Bundesrepublik Inflation Linked
1.50%, 04/15/2016	EUR	383	548
Federal Republic of Germany
1.50%, 09/21/2012 — 144A		1,450	1,475
4.00%, 07/04/2016	EUR	2,375	3,496
Hong Kong — 0.4%
Hong Kong Government Bond
2.03%, 03/18/2013	HKD	10,650	1,405
4.13%, 02/22/2013	HKD	3,350	461
Korea, Republic of — 0.2%
Export-Import Bank of Korea
4.13%, 09/09/2015		$875	890
Malaysia — 0.2%
Republic of Malaysia
3.46%, 07/31/2013	MYR	217	71
3.76%, 04/28/2011	MYR	3,400	1,115
Netherlands — 0.1%
Netherlands Government Bond
3.75%, 07/15/2014	EUR	300	434
New Zealand — 0.1%
Republic of New Zealand CPI Linked Bond
4.50%, 02/15/2016	NZD	400	473
Poland — 0.1%
Republic of Poland CPI Linked Bond
3.00%, 08/24/2016	PLN	2,156	763
Turkey — 0.3%
Republic of Turkey
4.00%, 04/01/2020	TRY	391	264
10.00%, 01/09/2013	TRY	273	175
10.50%, 01/15/2020	TRY	1,955	1,294

		Principal	Value

Ukraine — 0.1%
Republic of Ukraine
6.88%, 09/23/2015 — 144A		$110	$112
7.75%, 09/23/2020 — 144A		295	299
United Kingdom — 1.6%
United Kingdom Gilt
4.25%, 03/07/2011	GBP	1,685	2,708
4.75%, 03/07/2020	GBP	3,193	5,544
Vietnam — 0.0%∞
Socialist Republic of Vietnam
6.75%, 01/29/2020 — Reg S		$100	98

Total Foreign Government Obligations (cost $36,101)			37,856

MORTGAGE-BACKED SECURITY — 0.2%
United States — 0.2%
Banc of America Large Loan, Inc.
Series 2010-HLTN, Class HLTN
2.01%, 11/15/2015 — 144A *		1,130	1,040
Total Mortgage-Backed Security (cost $994)
ASSET-BACKED SECURITY — 0.0%∞
Cayman Islands — 0.0%∞
Latitude CLO, Ltd.
Series 2005-1I, Class SUB
Zero Coupon, 12/15/2017		200	100
Total Asset-Backed Security (cost $177)
PREFERRED CORPORATE DEBT SECURITY — 0.2%
United Kingdom — 0.2%
Lloyds TSB Bank PLC
13.00%, 01/21/2029 Ž	GBP	500	981
Total Preferred Corporate Debt Security (cost $896)
CORPORATE DEBT SECURITIES — 3.7%
Argentina — 0.0%∞
Empresa Distribuidora Y Comercializadora Norte
9.75%, 10/25/2022 — 144A		$73	80
Bermuda — 0.1%
Intelsat Subsidiary Holding Co., SA
8.50%, 01/15/2013 Λ		259	261
8.88%, 01/15/2015		41	42
Canada — 0.1%
Viterra, Inc.
5.95%, 08/01/2020 — 144A		370	368
Cayman Islands — 0.5%
Cosan Finance, Ltd.
7.00%, 02/01/2017 — 144A		90	96
CSN Islands XII Corp.
7.00%, 09/23/2015 — 144A Ž		369	358
Hutchison Whampoa International 03/33, Ltd.
6.25%, 01/24/2014 — Reg S		200	222
Hutchison Whampoa International 09, Ltd.
7.63%, 04/09/2019 — 144A		400	481
Hutchison Whampoa International 09/16, Ltd.
4.63%, 09/11/2015 — 144A		242	257
4.63%, 09/11/2015 — Reg S		617	657
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.35%, 06/30/2021 — 144A Λ		389	407
El Salvador — 0.0%∞
Telemovil Finance Co., Ltd.
8.00%, 10/01/2017 — 144A		195	203

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica BlackRock Global Allocation

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

		Principal	Value

Korea, Republic of — 0.4%
Hana Bank
4.50%, 10/30/2015 — 144A		$134	$137
Hyundai Capital Services, Inc.
4.38%, 07/27/2016 — 144A		200	201
Hyundai Motor Manufacturing Czech SRO
4.50%, 04/15/2015 — 144A		148	151
Korea Development Bank
4.38%, 08/10/2015		692	713
Korea Electric Power Corp.
5.13%, 04/23/2034 — Reg S		579	613
7.95%, 04/01/2096 *		448	307
Luxembourg — 0.2%
Evraz Group SA
8.88%, 04/24/2013 — 144A		160	172
9.50%, 04/24/2018 — 144A		225	254
TNK-BP Finance SA
6.63%, 03/20/2017 — 144A		452	478
7.50%, 07/18/2016 — 144A		200	222
Malaysia — 0.2%
Johor Corp.
1.00%, 07/31/2012 §	MYR	2,896	1,185
Mexico — 0.2%
BBVA Bancomer SA
7.25%, 04/22/2020 — 144A		$367	381
Petroleos Mexicanos
6.00%, 03/05/2020 Λ		599	634
Singapore — 0.1%
Bumi Investment Pte, Ltd.
10.75%, 10/06/2017 — 144A		244	268
Yanlord Land Group, Ltd.
9.50%, 05/04/2017 — 144A		370	382
Supranational — 0.2%
European Investment Bank
3.63%, 10/15/2011	EUR	196	273
4.38%, 04/15/2013 Λ	EUR	350	506
Switzerland — 0.3%
UBS AG
4.88%, 08/04/2020		$1,293	1,301
Trinidad and Tobago — 0.0%∞
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 — 144A		185	225
United Arab Emirates — 0.0%∞
Abu Dhabi National Energy Co.
6.50%, 10/27/2036 — Reg S		100	98
United Kingdom — 0.0%∞
BP Capital Markets PLC
3.13%, 10/01/2015		207	210
United States — 1.4%
Advanced Micro Devices, Inc.
8.13%, 12/15/2017		140	147
Alberto-Culver Co.
5.15%, 06/01/2020		89	89
Building Materials Corp., of America
6.88%, 08/15/2018 — 144A		111	113
Calpine Corp.
7.50%, 02/15/2021 — 144A		73	74
7.88%, 07/31/2020 — 144A		177	185
Calpine Corp. Escrow
8.75%, 07/15/2013 Ə		2,142	♦
CF Industries Holdings, Inc.
7.13%, 05/01/2020		256	284

	Principal	Value

United States (continued)
Clearwater Paper Corp.
7.13%, 11/01/2018 — 144A	$37	$38
Consol Energy, Inc.
8.00%, 04/01/2017 — 144A	675	731
Cott Beverages, Inc.
8.13%, 09/01/2018	74	80
DaVita, Inc.
6.38%, 11/01/2018	166	167
6.63%, 11/01/2020	148	150
DJO Finance LLC
9.75%, 10/15/2017 — 144A	74	78
Ford Motor Credit Co., LLC
6.63%, 08/15/2017	112	120
7.00%, 04/15/2015	100	110
8.00%, 12/15/2016	200	227
GCI, Inc.
7.25%, 02/15/2014	227	229
Giant Funding Corp.
8.25%, 02/01/2018 — 144A	34	35
Hertz Corp.
7.50%, 10/15/2018 — 144A	48	51
Host Hotels & Resorts, LP
7.13%, 11/01/2013 Λ	13	13
HSBC Finance Corp.
6.68%, 01/15/2021 — 144A	97	101
Interline Brands, Inc.
7.00%, 11/15/2018	43	44
International Lease Finance Corp.
8.25%, 12/15/2020	70	76
Kraft Foods, Inc.
4.13%, 02/09/2016	339	356
Linn Energy LLC
7.75%, 02/01/2021 — 144A	369	386
MetroPCS Wireless, Inc.
7.88%, 09/01/2018 Λ	22	23
Nalco Co.
6.63%, 01/15/2019 — 144A	285	298
NRG Energy, Inc.
8.25%, 09/01/2020 — 144A	110	113
Pemex Project Funding Master Trust
6.63%, 06/15/2035	368	368
Phibro Animal Health Corp.
9.25%, 07/01/2018 — 144A	52	54
Pinafore LLC
9.00%, 10/01/2018 — 144A	74	82
Reliance Holdings USA, Inc.
4.50%, 10/19/2020 — 144A	294	274
6.25%, 10/19/2040 — 144A	250	231
SunGard Data Systems, Inc.
7.38%, 11/15/2018 — 144A	180	184
Texas Industries, Inc.
9.25%, 08/15/2020 — 144A	292	313
Thermo Fisher Scientific, Inc.
3.20%, 05/01/2015	171	175
Valeant Pharmaceuticals International, Inc.
6.75%, 10/01/2017 — 144A	148	152
6.88%, 12/01/2018 — 144A	318	327
7.00%, 10/01/2020 — 144A	222	229

Total Corporate Debt Securities (cost $17,803)		18,850

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica BlackRock Global Allocation

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

		Principal	Value

CONVERTIBLE BONDS — 6.7%
Bermuda — 0.0%∞
Celestial Nutrifoods, Ltd.
Zero Coupon, 06/12/2011 §	SGD	1,400	$219
Canada — 0.4%
Daylight Energy, Ltd.
6.25%, 12/31/2014	CAD	223	235
Petrobakken Energy, Ltd.
3.13%, 02/08/2016 — Reg S		$900	869
Sino-Forest Corp.
5.00%, 08/01/2013 — 144A §		775	997
Cayman Islands — 0.4%
China Milk Products Group, Ltd.
Zero Coupon, 01/05/2012 §		600	120
FU JI Food and Catering Services Holdings, Ltd.
Zero Coupon, 10/18/2010 Џ §	CNY	2,700	78
Pyrus, Ltd.
7.50%, 12/20/2015 — 144A §		$500	497
Subsea 7, Inc.
2.80%, 06/06/2011		400	425
Zeus Cayman
Zero Coupon, 08/19/2013	JPY	87,000	1,063
China — 0.1%
China Petroleum & Chemical Corp.
Zero Coupon, 04/24/2014	HKD	4,440	663
Germany — 0.2%
Kreditanstalt fuer Wiederaufbau
3.25%, 06/27/2013	EUR	800	1,126
India — 0.9%
Gujarat NRE Coke, Ltd.
Zero Coupon, 04/12/2011		$100	133
Ranbaxy Laboratories, Ltd.
Zero Coupon, 03/18/2011		227	285
REI Agro, Ltd.
5.50%, 11/13/2014 — 144A §		640	678
Reliance Communications, Ltd.
Zero Coupon, 05/10/2011		475	590
Zero Coupon, 03/06/2012		1,300	1,539
Suzlon Energy, Ltd.
Zero Coupon, 06/12/2012 — 10/11/2012		725	788
Zero Coupon, 07/25/2014 § Δ		442	373
Tata Steel, Ltd.
1.00%, 09/05/2012		300	366
Japan — 0.0%∞
Nagoya Railroad Co., Ltd.
Zero Coupon, 03/30/2012	JPY	3,000	36
Jersey, Channel Islands — 0.6%
Aldar Funding, Ltd.
5.77%, 11/10/2011		$225	226
Dana Gas Sukuk, Ltd.
7.50%, 10/31/2012		2,540	2,387
Fresenius Finance Jersey, Ltd.
5.63%, 08/14/2011	EUR	400	641
Luxembourg — 0.1%
Actelion Finance SCA
Zero Coupon, 11/22/2011	CHF	215	$241
Subsea 7 SA
2.25%, 10/11/2013		$100	121
Malaysia — 0.6%
Berjaya Land Bhd
8.00%, 08/15/2011	MYR	1,240	417

		Principal	Value

Malaysia (continued)
Cherating Capital, Ltd.
2.00%, 07/05/2012 *		$400	$506
IOI Capital Bhd
Zero Coupon, 12/18/2011		445	645
Paka Capital, Ltd.
Zero Coupon, 03/12/2013		200	205
Rafflesia Capital, Ltd.
1.25%, 10/04/2011 *		800	1,185
Singapore — 1.1%
Capitaland, Ltd.
2.10%, 11/15/2016	SGD	750	582
2.95%, 06/20/2022	SGD	1,750	1,282
3.13%, 03/05/2018	SGD	1,750	1,423
Keppel Land, Ltd.
2.50%, 06/23/2013	SGD	200	165
Olam International, Ltd.
6.00%, 10/15/2016		$400	547
Wilmar International, Ltd.
Zero Coupon, 12/18/2012		300	377
Yanlord Land Group, Ltd.
5.85%, 07/13/2014	SGD	750	609
Ying Li International Real Estate, Ltd
4.00%, 03/03/2015	SGD	750	513
Spain — 0.1%
Telvent GIT SA
5.50%, 04/15/2015 — 144A		$339	388
United Kingdom — 0.1%
Anglo American PLC
4.00%, 05/07/2014 — Reg S		100	185
Essar Energy Investment, Ltd.
4.25%, 02/01/2016		500	493
United States — 2.1%
Advanced Micro Devices, Inc.
6.00%, 05/01/2015		1,201	1,210
Amylin Pharmaceuticals, Inc.
3.00%, 06/15/2014		560	503
Chesapeake Energy Corp.
2.50%, 05/15/2037		604	575
Gilead Sciences, Inc.
0.50%, 05/01/2011 Λ		183	189
0.63%, 05/01/2013 Λ		610	696
1.63%, 05/01/2016 — 144A		148	159
Hologic, Inc.
2.00%, 12/15/2037 Λ		1,002	1,146
Intel Corp.
2.95%, 12/15/2035 Λ		492	502
3.25%, 08/01/2039		1,046	1,269
Kinetic Concepts, Inc.
3.25%, 04/15/2015 — 144A		110	123
LifePoint Hospitals, Inc.
3.25%, 08/15/2025 Λ		88	89
McMoRan Exploration Co.
5.25%, 10/06/2011		170	197
Mylan, Inc.
1.25%, 03/15/2012 Λ		713	808
Omnicare, Inc.
3.75%, 12/15/2025		489	560
SanDisk Corp.
1.00%, 05/15/2013		1,047	1,013

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica BlackRock Global Allocation

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

United States (continued)
SBA Communications Corp.
1.88%, 05/01/2013	$251	$284
4.00%, 10/01/2014	138	205
SM Energy Co.
3.50%, 04/01/2027	302	374
Sonosite, Inc.
3.75%, 07/15/2014	108	122
Virgin Islands, British — 0.0%∞
Hongkong Land CB 2005, Ltd.
2.75%, 12/21/2012 — Reg S	100	183

Total Convertible Bonds (cost $30,305)		34,425

LOAN ASSIGNMENTS — 0.3%
Metals & Mining — 0.1%
Multi Daerah Bersaing PT
7.30%, 04/13/2012 § Δ	366	364
Oil, Gas & Consumable Fuels — 0.2%
Obsidian Natural Gas Trust
7.00%, 11/02/2015 * Ə § Δ	1,347	1,373

Total Loan Assignments (cost $1,698)		1,737

	Shares	Value

CONVERTIBLE PREFERRED STOCKS — 0.2%
Bermuda — 0.0%∞
Bunge, Ltd. 4.88%	1,390	137
United States — 0.2%
El Paso Corp. 4.99%	560	630

Total Convertible Preferred Stocks (cost $518)		767

PREFERRED STOCKS — 1.3%
Brazil — 0.5%
Cia Brasileira de Distribuicao Grupo Pao de Acucar 1.05% ▲	22,192	836
Itau Unibanco Holding SA 2.76% ▲	20,400	436
Usinas Siderurgicas de Minas Gerais SA 2.65% ▲	10,400	121
Vale SA 2.63% ▲	34,600	1,058
Germany — 0.1%
Volkswagen AG 1.30% ▲	4,380	708
Ireland — 0.0%∞
XL Group PLC 10.75% Λ	4,470	141
Switzerland — 0.1%
UBS AG 9.38%	13,325	369
United Kingdom — 0.1%
HSBC Holdings PLC 8.00%	14,400	390
United States — 0.5%
Apache Corp. 6.00% Λ	1,350	88
Chesapeake Energy Corp. 5.75% — 144A	1,083	1,316
Citigroup Capital XIII 7.88% *	10,132	271
General Motors Co. 4.75%	15,450	839
Omnicare Capital Trust II 4.00% Λ	4,800	190
SandRidge Energy, Inc. 7.00% — 144A	4,000	5

Total Preferred Stocks (cost $5,800)		6,768

COMMON STOCKS — 58.6%
Argentina — 0.1%
Banco Macro SA ADR	2,000	92
Cresud SACIF y A ADR	5,400	99
IRSA Inversiones y Representaciones SA ADR	6,300	100

	Shares	Value

Argentina (continued)
Pampa Energia SA ADR Λ	6,500	$114
Telecom Argentina SA ADR	2,000	52
Australia — 1.1%
BHP Billiton, Ltd.	45,289	1,997
CSL, Ltd.	17,154	636
Newcrest Mining, Ltd.	39,723	1,464
Rio Tinto, Ltd. Λ	12,592	1,055
Telstra Corp., Ltd.	86,446	241
Austria — 0.0%∞
Telekom Austria AG	8,086	111
Belgium — 0.1%
RHJ International ‡	48,700	422
RHJ International — 144A ‡	17,100	148
Bermuda — 0.6%
Arch Capital Group, Ltd. ‡ Λ	3,400	300
Axis Capital Holdings, Ltd.	1,656	59
Cheung Kong Infrastructure Holdings, Ltd.	49,900	236
China Gas Holdings, Ltd. Ə	68,600	30
China Resources Gas Group, Ltd.	136,000	184
Cosan, Ltd. — Class A	36,700	476
Endurance Specialty Holdings, Ltd. Λ	9,802	456
Katanga Mining, Ltd. ‡ Λ	67,782	95
Noble Group, Ltd. Λ	81,405	139
PartnerRe, Ltd.	1,919	157
Platinum Underwriters Holdings, Ltd. Λ	4,089	181
Ports Design, Ltd.	1,300	4
RenaissanceRe Holdings, Ltd.	4,112	270
Validus Holdings, Ltd. Λ	6,261	190
VimpelCom, Ltd. ADR	29,000	401
Brazil — 1.4%
All America Latina Logistica SA	23,230	196
Banco do Brasil SA	4,900	87
Banco Santander Brasil SA	17,400	202
Cia Energetica de Minas Gerais ADR	7,363	122
Cyrela Brazil Realty SA Empreendimentos e Participacoes	45,800	506
Hypermarcas SA ‡	110,700	1,317
MRV Engenharia e Participacoes SA	52,600	445
OGX Petroleo e Gas Participacoes SA ‡	21,900	226
Petroleo Brasileiro SA — Class A ADR	83,652	2,781
SLC Agricola SA	36,800	437
VIVO Participacoes SA ADR	30,600	1,042
Canada — 2.6%
Agrium, Inc. ±	383	34
Alamos Gold, Inc.	28,850	436
Barrick Gold Corp.	37,785	1,796
BCE, Inc.	1,400	51
Canadian Natural Resources, Ltd.	15,100	671
Canadian Pacific Railway, Ltd.	14,094	946
Cenovus Energy, Inc.	480	17
Daylight Energy, Ltd. Λ	51,760	522
Eldorado Gold Corp.	66,327	1,066
Goldcorp, Inc.	38,959	1,567
Iamgold Corp.	86,125	1,639
Kinross Gold Corp. ‡ Λ	95,734	1,591
Magna International, Inc. — Class A	1,200	70
Potash Corp., of Saskatchewan, Inc.	1,820	323

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica BlackRock Global Allocation

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Shares	Value

Canada (continued)
Research In Motion, Ltd. ‡	1,000	$59
Rogers Communications, Inc. — Class B Λ	10,100	353
Silver Wheaton Corp. ‡ Λ	24,300	748
Sino-Forest Corp. — Class A ‡ Λ	28,100	611
Suncor Energy, Inc.	8,325	345
Talisman Energy, Inc.	6,770	155
Teck Resources, Ltd. — Class B	1,110	67
TELUS Corp. Ə	3,870	192
Viterra, Inc.	12,200	143
Cayman Islands — 0.3%
Chaoda Modern Agriculture Holdings, Ltd.	783,890	557
China Dongxiang Group Co.	347,188	151
China Huiyuan Juice Group, Ltd.	63,000	43
Mindray Medical International, Ltd. ADR Λ	2,900	76
Mongolian Mining Corp. ‡	141,800	190
Tianjin Port Development Holdings, Ltd.	1,421,600	365
Zhongsheng Group Holdings, Ltd. ‡	166,700	331
Chile — 0.1%
Banco Santander Chile ADR Λ	2,500	212
E.CL SA	76,000	195
Sociedad Quimica y Minera de Chile SA ADR	4,500	241
China — 0.6%
China BlueChemical, Ltd.	285,300	235
China Communications Services Corp., Ltd. — Class H	5,000	3
China Life Insurance Co., Ltd. ADR Λ	5,102	297
China Life Insurance Co., Ltd. — Class H	73,900	287
China Pacific Insurance Group Co., Ltd.	12,800	51
China Shenhua Energy Co., Ltd. — Class H	67,352	273
China Telecom Corp., Ltd.	372,000	221
CSR Corp., Ltd.	125,900	180
Dongfeng Motor Group Co., Ltd. — Class H	65,400	116
Guangshen Railway Co., Ltd.	504,700	206
Guangzhou Automobile Group Co., Ltd.	348,686	447
Jiangsu Expressway Co., Ltd. — Class H	44,700	48
Ping An Insurance Group Co. of China, Ltd. — Class H	22,238	220
Sinopharm Group Co. — Class H	65,300	231
Xiamen International Port Co., Ltd. — Class H	494,200	104
Cyprus — 0.0%∞
AFI Development PLC GDR ‡	34,900	46
AFI Development PLC — Class B ‡	47,100	62
Egypt — 0.1%
Telecom Egypt Ə	121,668	295
Finland — 0.1%
Fortum OYJ	11,603	357
Nokia OYJ ADR Λ	3,800	41
France — 1.0%
AXA SA ADR	500	11
BNP Paribas	7,800	583
Cie Generale D’optique Essilor International SA	11,671	780
France Telecom SA	23,317	509
Sanofi-Aventis SA	8,600	588
Sanofi-Aventis SA ADR	1,461	50
Societe Generale	2,500	162
Technip SA	1,300	126
Total SA	13,396	783

	Shares	Value

France (continued)
Total SA ADR	13,500	$793
Vivendi SA	21,100	605
Germany — 0.4%
Allianz SE	1,256	174
BASF SE	4,800	369
Bayer AG	4,171	308
Bayer AG ADR	300	22
Bayerische Motoren Werke AG	1,800	138
Beiersdorf AG	1,000	55
Deutsche Telekom AG ADR	3,000	40
Infineon Technologies AG ‡	14,900	158
Kabel Deutschland Holding AG ‡	7,700	388
Siemens AG Λ	3,800	487
Guernsey, Channel Islands — 0.0%∞
Amdocs, Ltd. ‡	1,536	45
Hong Kong — 1.2%
AIA Group, Ltd. ‡	63,400	174
Beijing Enterprises Holdings, Ltd.	205,920	1,207
Cheung Kong Holdings, Ltd.	26,500	437
China Mobile, Ltd.	138,100	1,358
China Unicom, Ltd.	135,100	223
Hutchison Whampoa, Ltd.	46,700	545
Link REIT	265,867	834
Shougang Concord International Enterprises Co., Ltd. ‡	529,400	78
Tianjin Development Holdings ‡	883,800	750
Wharf Holdings, Ltd.	61,525	467
India — 0.8%
Adani Enterprises, Ltd.	36,900	453
Adani Power, Ltd. ‡	149,801	403
Bharat Heavy Electricals, Ltd.	18,800	905
Container Corp., of India	3,530	93
Housing Development Finance Corp.	58,920	808
Larsen & Toubro, Ltd.	8,200	294
Power Grid Corp. of India, Ltd.	12,876	27
Reliance Industries, Ltd.	27,570	552
State Bank of India	10,470	602
Indonesia — 0.1%
Bumi Resources PT	983,901	296
Telekomunikasi Indonesia PT	452,300	378
Ireland — 0.4%
Accenture PLC — Class A	1,232	63
Covidien PLC	6,912	329
Ingersoll-Rand PLC Λ	900	42
Seagate Technology PLC ‡	2,100	29
XL Group PLC — Class A Λ	59,271	1,359
Israel — 0.2%
Check Point Software Technologies, Ltd. ‡	1,400	62
Teva Pharmaceutical Industries, Ltd. ADR	14,380	786
Italy — 0.3%
Assicurazioni Generali SpA	3,800	83
ENI SpA	23,100	547
Intesa Sanpaolo SpA	104,900	349
Telecom Italia SpA	122,700	174
UniCredit SpA	252,300	625
Japan — 6.4%
Aisin Seiki Co., Ltd.	9,130	346
Astellas Pharma, Inc. Λ	6,300	241

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica BlackRock Global Allocation

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Japan (continued)
Bank of Kyoto, Ltd.	22,560	$208
Bridgestone Corp.	12,800	246
Canon, Inc.	17,764	871
Coca-Cola Central Japan Co., Ltd.	3,007	41
Coca-Cola West Co., Ltd. Λ	7,181	131
Daihatsu Motor Co., Ltd.	15,980	264
Daikin Industries, Ltd.	1,700	59
Dainippon Sumitomo Pharma Co., Ltd.	1,000	9
Daiwa House Industry Co., Ltd.	19,670	239
Denso Corp. Λ	10,770	396
East Japan Railway Co.	22,737	1,501
Fanuc Corp.	2,050	324
Fuji Heavy Industries, Ltd.	65,420	560
Fujitsu, Ltd.	7,300	45
Futaba Industrial Co., Ltd. ‡ Λ	19,400	145
Hitachi Chemical Co., Ltd. Λ	16,000	363
Hitachi, Ltd. Λ	29,400	160
Hokkaido Coca-Cola Bottling Co., Ltd.	4,800	24
Honda Motor Co., Ltd.	16,282	690
Hoya Corp.	24,689	581
INPEX Corp.	166	1,064
Japan Real Estate Investment Corp. REIT	9	90
Japan Retail Fund Investment Corp. REIT	19	35
JGC Corp.	25,410	620
KDDI Corp.	163	915
Kinden Corp.	19,600	175
Kirin Holdings Co., Ltd.	35,500	477
Komatsu, Ltd.	11,000	328
Kubota Corp.	90,884	925
Kuraray Co., Ltd.	19,830	278
Kyowa Hakko Kirin Co., Ltd.	23,880	244
Mikuni Coca-Cola Bottling Co., Ltd.	8,900	81
Mitsubishi Corp.	55,020	1,531
Mitsubishi Tanabe Pharma Corp. Λ	13,000	208
Mitsubishi UFJ Financial Group, Inc.	91,320	474
Mitsui & Co., Ltd.	64,332	1,082
Mitsui Fudosan Co., Ltd.	11,500	234
Mitsui O.S.K. Lines, Ltd.	33,040	215
MS&AD Insurance Group Holdings	34,017	809
Murata Manufacturing Co., Ltd.	6,950	527
NGK Insulators, Ltd. Λ	17,100	288
Nintendo Co., Ltd. Λ	800	216
Nippon Building Fund, Inc. REIT	12	126
Nippon Electric Glass Co., Ltd.	16,800	253
Nippon Telegraph & Telephone Corp.	10,230	475
NKSJ Holdings, Inc. ‡	85,380	583
Nomura Holdings, Inc. Λ	34,760	211
NTT DoCoMo, Inc. Λ	1,016	1,814
NTT Urban Development Corp.	155	160
Okumura Corp.	66,300	251
Rinnai Corp.	3,980	252
ROHM Co., Ltd.	4,960	321
Sekisui House, Ltd. Λ	53,900	525
Seven & I Holdings Co., Ltd.	16,957	439
Shin-Etsu Chemical Co., Ltd.	18,476	1,040
Shionogi & Co., Ltd.	14,520	266

	Shares	Value

Japan (continued)
Sony Corp. ADR Λ	800	$27
Sony Financial Holdings, Inc. Λ	49	181
Sumitomo Chemical Co., Ltd. Λ	226,420	1,170
Sumitomo Electric Industries, Ltd.	19,300	280
Sumitomo Mitsui Financial Group, Inc.	10,380	353
Suzuki Motor Corp. Λ	42,662	1,033
Tadano, Ltd. Λ	7,000	36
TDK Corp.	4,320	284
Terumo Corp.	4,050	210
Toda Corp.	63,400	243
Toho Co., Ltd.	15,581	256
Tokio Marine Holdings, Inc.	45,300	1,350
Tokyo Gas Co., Ltd.	117,370	510
Toyota Industries Corp.	22,337	708
Toyota Motor Corp.	11,170	463
UBE Industries, Ltd.	114,900	346
West Japan Railway Co.	99	378
Jersey, Channel Islands — 0.0%∞
Shire PLC ADR Λ	500	40
Kazakhstan — 0.2%
KazMunaiGas Exploration Production GDR	35,800	770
Korea, Republic of — 0.8%
Cheil Industries, Inc.	2,400	257
Korean Reinsurance Co.	4,365	48
KT Corp.	1,900	71
KT Corp. ADR	24,040	473
KT&G Corp.	7,010	369
LG Corp.	3,000	228
LG Display Co., Ltd.	5,800	197
Mando Corp.	600	78
Meritz Fire & Marine Insurance Co., Ltd.	4,463	41
Paradise Co., Ltd.	25,139	91
POSCO	800	324
POSCO ADR	2,700	276
Samsung Electronics Co., Ltd.	1,250	1,093
Samsung Fine Chemicals Co., Ltd.	3,700	270
SK Telecom Co., Ltd.	2,860	420
Luxembourg — 0.0%∞
Millicom International Cellular SA	1,400	130
Tenaris SA ADR Λ	1,100	52
Malaysia — 0.4%
Axiata Group Bhd ‡	186,400	292
British American Tobacco Malaysia Bhd ‡	12,500	193
IOI Corp., Bhd	59,098	111
Plus Expressways Bhd	306,281	437
Telekom Malaysia Bhd	115,800	140
Tenaga Nasional Bhd	17,446	35
YTL Power International Bhd	779,405	599
Mexico — 0.2%
America Movil SAB de CV ADR	12,700	723
Fomento Economico Mexicano SAB de CV ADR	3,100	165
Netherlands — 0.2%
CNH Global N.V. ‡	1,300	63
Koninklijke KPN NV	16,891	266
Koninklijke Philips Electronics NV	20,300	633
Koninklijke Philips Electronics NV (NY Shares)	1,800	56
Unilever NV	3,900	116

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica BlackRock Global Allocation

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Shares	Value

Netherlands Antilles — 0.4%
Schlumberger, Ltd.	21,780	$1,938
Norway — 0.2%
DnB NOR ASA	23,700	326
Statoil ASA	19,400	471
Telenor ASA	9,800	151
Panama — 0.1%
McDermott International, Inc. ‡	27,942	581
Philippines — 0.0%∞
Philippine Long Distance Telephone Co. ADR	3,900	217
Poland — 0.0%∞
Powszechny Zaklad Ubezpieczen SA	1,100	132
Russian Federation — 1.4%
Federal Hydrogenerating Co. JSC — CLS ‡	1,050,759	52
Federal Hydrogenerating Co. JSC — 038D ‡ Ə	1,842,487	91
Federal Hydrogenerating Co. JSC ADR ‡	208,846	1,037
Gazprom OAO ADR	23,000	609
Kuzbassrazrezugol ‡	789,760	339
LSR Group — 144A GDR ‡ Ə	70,300	518
Magnitogorsk Iron & Steel Works GDR	16,600	242
MMC Norilsk Nickel OJSC ADR	13,534	343
Novorossiysk Commercial Sea Port PJSC GDR	57,800	606
Polyus Gold OJSC ADR	31,200	1,043
Rosneft Oil Co. GDR	74,000	632
Rushydro JSC Depository Receipt ‡ Ə Δ	1,421	♦
Sberbank of Russian Federation	416,800	1,459
Uralkali GDR	1,400	53
Singapore — 0.8%
Capitaland, Ltd.	64,850	183
DBS Group Holdings, Ltd.	21,770	256
Fraser and Neave, Ltd.	99,000	491
Global Logistic Properties, Ltd. ‡	46,200	75
Keppel Corp., Ltd.	82,510	755
MobileOne, Ltd.	153,030	293
Oversea-Chinese Banking Corp.	92,190	711
Parkway Life REIT ‡	6,732	9
Raffles Medical Group, Ltd.	86,000	145
SembCorp Marine, Ltd. Λ	52,510	221
Singapore Press Holdings, Ltd. Λ	55,080	171
Singapore Telecommunications, Ltd.	247,450	600
United Overseas Bank, Ltd.	12,670	196
South Africa — 0.1%
Anglo Platinum, Ltd. ‡ Λ	1,335	131
AngloGold Ashanti, Ltd. ADR	2,500	108
Impala Platinum Holdings, Ltd.	4,700	132
Life Healthcare Group Holdings, Ltd.	93,100	191
Sasol, Ltd.	1,700	82
Spain — 0.3%
Banco Santander SA ‡	69,100	846
Telefonica SA	15,069	379
Telefonica SA ADR	11,700	294
Switzerland — 1.3%
ACE, Ltd.	19,746	1,216
Credit Suisse Group AG	6,880	308
Credit Suisse Group AG ADR	1,000	45
Garmin, Ltd. Λ	1,373	42
Nestle SA	24,437	1,322
Noble Corp. Λ	1,086	42

	Shares	Value

Switzerland (continued)
Novartis AG	11,388	$634
Roche Holding AG	3,125	475
Swisscom AG	600	265
Transocean, Ltd. ‡	6,882	549
Tyco Electronics, Ltd.	3,932	142
Tyco International, Ltd.	3,759	169
UBS AG ‡	21,400	383
Weatherford International, Ltd. ‡	19,546	464
Zurich Financial Services AG	1,361	372
Taiwan — 1.0%
Asustek Computer, Inc.	15,617	140
Catcher Technology Co., Ltd.	28,100	116
Cheng Shin Rubber Industry Co., Ltd.	79,500	175
Chunghwa Telecom Co., Ltd.	113,116	346
Chunghwa Telecom Co., Ltd. ADR Λ	20,886	624
Compal Electronics, Inc.	64,242	85
Delta Electronics, Inc.	144,541	667
Far EasTone Telecommunications Co., Ltd.	175,000	262
High Tech Computer Corp.	34,262	1,151
Hon Hai Precision Industry Co., Ltd.	79,042	337
Mediatek, Inc.	13,025	177
Pegatron Corp. ‡	42,034	58
Taiwan Semiconductor Manufacturing Co., Ltd.	304,888	793
Thailand — 0.3%
Hana Microelectronics PCL	125,158	102
PTT PCL	36,697	398
PTT Chemical PCL	135,866	614
Siam Commercial Bank PCL	127,175	387
Turkey — 0.3%
Bim Birlesik Magazalar AS	10,400	334
Tupras Turkiye Petrol Rafinerileri AS	11,862	308
Turk Telekomunikasyon AS	67,480	277
Turkcell Iletisim Hizmet AS	29,047	178
Turkiye Garanti Bankasi AS	86,536	385
United Kingdom — 2.4%
Anglo American PLC	14,600	716
Antofagasta PLC	23,400	527
AstraZeneca PLC ADR Λ	1,100	54
BG Group PLC	54,200	1,216
BP PLC	95,369	741
BP PLC ADR	19,600	930
British American Tobacco PLC	7,706	285
BT Group PLC — Class A	183,300	515
Diageo PLC ADR	14,938	1,147
Ensco PLC ADR Λ	900	49
GlaxoSmithKline PLC ADR Λ	1,400	51
Guinness Peat Group PLC	415,477	221
HSBC Holdings PLC	131,928	1,438
International Power PLC	48,600	329
Lloyds TSB Group PLC ‡	408,416	413
National Grid PLC	99,100	877
Prudential PLC	11,000	119
Royal Dutch Shell PLC — Class A ADR	7,731	549
Standard Chartered PLC	10,625	277
Unilever PLC	8,286	241
Unilever PLC ADR	4,400	128
Vodafone Group PLC	314,122	883
Vodafone Group PLC ADR Λ	21,561	611

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica BlackRock Global Allocation

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

United States — 30.3%
3M Co.	8,400	$739
Abbott Laboratories	21,427	968
Adobe Systems, Inc. ‡	5,300	175
Advance Auto Parts, Inc. Λ	763	49
Advanced Micro Devices, Inc. ± ‡ Λ	55,300	433
AES Corp. ‡	24,097	299
Aetna, Inc.	25,960	855
Agilent Technologies, Inc. ‡	9,300	389
Alcoa, Inc.	15,300	254
Allergan, Inc.	2,800	198
Alliance Resource Partners, LP	4,173	293
Allstate Corp. Λ	5,416	169
Altera Corp.	1,700	64
Altria Group, Inc.	20,662	486
American Electric Power Co., Inc.	11,272	402
American Tower Corp. — Class A ‡	9,150	466
American Water Works Co., Inc.	10,372	264
Ameriprise Financial, Inc.	1,100	68
AmerisourceBergen Corp. — Class A	8,534	306
Amgen, Inc. ‡	10,216	563
Anadarko Petroleum Corp.	9,793	755
Analog Devices, Inc.	1,600	62
AOL, Inc. ‡ Λ	603	14
Apache Corp.	7,833	935
Apple, Inc. ± ‡	15,901	5,397
AT&T, Inc.	102,192	2,812
Autodesk, Inc. ‡ Λ	1,500	61
Autoliv, Inc. Λ	800	61
Ball Corp.	900	64
Bank of America Corp. ‡	121,219	1,664
Bank of New York Mellon Corp.	38,418	1,200
Biogen Idec, Inc. ‡	908	59
BMC Software, Inc. ‡	1,669	80
Boeing Co.	14,698	1,021
BorgWarner, Inc. ‡ Λ	3,900	263
Bristol-Myers Squibb Co.	115,573	2,910
Broadcom Corp. — Class A	4,738	214
CA, Inc.	40,860	972
Capital One Financial Corp.	1,100	53
Cardinal Health, Inc.	1,559	65
CareFusion Corp. ‡ Λ	1,235	32
Celgene Corp. ‡	4,700	242
CenturyLink, Inc. Λ	6,433	278
Cephalon, Inc. ± ‡ Λ	8,600	508
Charter Communications, Inc. ‡	1,900	80
Chevron Corp.	35,066	3,330
Chubb Corp.	8,810	510
CIGNA Corp.	9,810	412
Cimarex Energy Co.	700	73
Cisco Systems, Inc. ‡	58,898	1,246
Citigroup, Inc. ‡	422,664	2,037
CMS Energy Corp. Λ	11,773	230
CNA Financial Corp. ‡	1,500	40
Coca-Cola Co.	6,268	393
Coca-Cola Enterprises, Inc.	2,300	58
Cognizant Technology Solutions Corp. — Class A ‡	2,504	183
Colgate-Palmolive Co.	10,024	770
Comcast Corp. — Class A	62,268	1,417

	Shares	Value

United States (continued)
Complete Production Services, Inc. ‡ Λ	9,745	$272
Computer Sciences Corp.	2,188	117
Comverse Technology, Inc. ‡ Λ	27,719	182
ConAgra Foods, Inc.	6,460	144
ConocoPhillips	26,940	1,925
Consol Energy, Inc.	38,870	1,932
Constellation Brands, Inc. — Class A ‡	4,710	91
Corning, Inc. ±	65,710	1,459
Crown Holdings, Inc. ‡	6,786	226
CVS Caremark Corp.	17,368	594
Darden Restaurants, Inc. Λ	800	38
DaVita, Inc. ‡	6,249	461
Dell, Inc. ± ‡ Λ	76,281	1,004
Devon Energy Corp.	12,769	1,132
DISH Network Corp. — Class A ‡	6,780	143
Dow Chemical Co.	23,792	844
Dr. Pepper Snapple Group, Inc.	4,537	161
E.I. du Pont de Nemours & Co.	16,432	833
Eastman Chemical Co. Λ	1,000	93
Eaton Corp.	518	56
eBay, Inc. ‡	12,009	365
Edison International Λ	1,600	58
El Paso Corp.	82,663	1,313
Electronic Arts, Inc. ‡ Λ	23,430	365
Eli Lilly & Co.	7,035	245
EMC Corp. ‡	28,491	709
Endo Pharmaceuticals Holdings, Inc. ‡	2,177	72
Energizer Holdings, Inc. ‡	600	44
Entergy Corp.	5,642	407
EOG Resources, Inc. ±	5,700	606
EXCO Resources, Inc. Λ	24,374	489
Exelon Corp.	8,137	346
Expedia, Inc. Λ	1,570	39
Exxon Mobil Corp.	77,320	6,239
Fidelity National Financial, Inc. — Class A Λ	41,580	559
Fidelity National Information Services, Inc.	1,367	42
FMC Corp.	17,277	1,314
Ford Motor Co. ‡	38,600	616
Forest Laboratories, Inc. ‡	3,194	103
Freeport-McMoRan Copper & Gold, Inc.	7,288	793
Gap, Inc. Λ	3,050	59
General Communication, Inc. — Class A ‡ Λ	3,024	37
General Electric Co.	174,330	3,511
General Growth Properties, Inc. REIT Λ	201	3
General Mills, Inc.	18,728	651
General Motors Co. ‡ Λ	29,400	1,072
Genzyme Corp. ‡	8,971	658
Gilead Sciences, Inc. ‡	14,691	564
Global Industries, Ltd. ‡ Λ	49,863	400
Goldman Sachs Group, Inc.	8,440	1,380
Google, Inc. — Class A ± ‡	2,736	1,642
Halliburton Co.	22,142	996
Harris Corp.	1,179	55
Healthsouth Corp. ‡ Λ	11,905	269
Hess Corp.	9,061	762
Hewlett-Packard Co. ±	40,175	1,836
HJ Heinz Co. Λ	4,394	209
Hologic, Inc. ‡	44,616	889

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica BlackRock Global Allocation

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Shares	Value

United States (continued)
Hospira, Inc. ‡ Λ	700	$39
Humana, Inc. ‡	9,046	524
Intel Corp.	54,365	1,167
International Business Machines Corp.	23,287	3,771
International Game Technology Λ	19,547	336
International Paper Co.	5,910	171
Intuit, Inc. ‡	1,300	61
Johnson & Johnson	48,261	2,885
JPMorgan Chase & Co.	62,610	2,814
KBR, Inc.	12,382	398
Kimberly-Clark Corp.	500	32
KLA-Tencor Corp.	600	26
Kraft Foods, Inc. — Class A	32,746	1,001
L-3 Communications Holdings, Inc.	800	63
LAM Research Corp. ‡	1,200	60
Lear Corp. ‡	600	63
Lexmark International, Inc. — Class A ‡	3,994	139
Liberty Global, Inc. ‡ Λ	1,600	65
Liberty Media Corp. — Capital ‡ Λ	4	♦
Liberty Media Corp. — Interactive ‡	567	9
Liberty Media Corp. — Starz ‡	1	♦
Life Technologies Corp. ‡	7,167	389
Limited Brands, Inc.	2,117	62
Lincoln National Corp.	1,600	46
Lockheed Martin Corp.	10,373	826
Lorillard, Inc.	2,385	179
Lubrizol Corp.	606	65
Macy’s, Inc.	1,900	44
Marathon Oil Corp.	21,475	981
Mattel, Inc.	16,207	384
McDonald’s Corp.	6,917	509
McGraw-Hill Cos., Inc.	1,700	66
McKesson Corp.	7,858	591
Mead Johnson Nutrition Co. — Class A	14,544	843
MeadWestvaco Corp.	1,829	52
Medco Health Solutions, Inc. ‡	13,211	806
Medtronic, Inc.	26,378	1,010
Merck & Co., Inc.	53,343	1,769
MetLife, Inc.	4,528	207
Mettler-Toledo International, Inc. ‡ Λ	1,755	262
Micron Technology, Inc. ‡ Λ	4,300	45
Microsoft Corp.	168,786	4,680
Molson Coors Brewing Co. — Class B	1,200	56
Morgan Stanley	30,093	885
Motorola Solutions, Inc. ‡	7,337	284
Mylan, Inc. ‡ Λ	31,633	733
National Oilwell Varco, Inc.	16,459	1,216
National Semiconductor Corp.	2,182	33
Newmont Mining Corp.	27,155	1,495
News Corp. — Class A	23,880	359
Nextera Energy, Inc.	13,554	725
NII Holdings, Inc. ‡	1,200	50
Northern Trust Corp. Λ	7,216	375
Northrop Grumman Corp. Λ	7,541	523
NRG Energy, Inc. ‡ Λ	5,580	116
Occidental Petroleum Corp.	20,306	1,964
Oracle Corp.	54,170	1,735
Pall Corp.	2,303	127

	Shares	Value

United States (continued)
Parker Hannifin Corp.	600	$54
PerkinElmer, Inc.	8,167	209
Perrigo Co. Λ	5,500	400
Pfizer, Inc.	131,359	2,393
PG&E Corp.	6,197	286
PharMerica Corp. ‡ Λ	283	3
Philip Morris International, Inc.	12,891	738
Pitney Bowes, Inc. Λ	1,357	33
Polo Ralph Lauren Corp. — Class A	500	54
Polycom, Inc. ‡	11,745	515
PPG Industries, Inc. Λ	900	76
PPL Corp. Λ	18,500	477
Praxair, Inc.	2,937	273
Precision Castparts Corp.	3,320	475
Pride International, Inc. ‡ Λ	1,000	33
Principal Financial Group, Inc. Λ	4,946	162
Procter & Gamble Co.	28,256	1,783
Progressive Corp.	11,640	231
QUALCOMM, Inc.	42,997	2,327
Qwest Communications International, Inc.	98,489	702
R.R. Donnelley & Sons Co.	1,913	34
Ralcorp Holdings, Inc. ‡ Λ	1,024	63
Raytheon Co.	7,131	356
Ross Stores, Inc. Λ	708	46
Ryder System, Inc.	855	41
Safeway, Inc. Λ	1,370	28
SanDisk Corp. ‡	3,894	177
Sara Lee Corp.	48,098	816
Sempra Energy	900	47
Simon Property Group, Inc. REIT Λ	3,000	304
SM Energy Co. ± Λ	12,362	768
Sohu.com, Inc. ‡	800	62
Southern Co.	6,350	239
Southwest Airlines Co.	3,200	38
Spirit Aerosystems Holdings, Inc. — Class A ‡ Λ	25,211	595
St. Joe Co. ‡ Λ	82,653	2,266
State Street Corp.	11,688	546
Stryker Corp. Λ	700	40
SUPERVALU, Inc. Λ	2,749	20
Symantec Corp. ± ‡	30,872	544
Target Corp.	700	38
Teradata Corp. ‡	1,941	83
Texas Instruments, Inc. Λ	26,118	886
Thermo Fisher Scientific, Inc. ‡	10,174	583
Time Warner, Inc.	6,403	201
Time Warner Cable, Inc.	3,173	215
TJX Cos., Inc.	1,000	47
Transatlantic Holdings, Inc.	2,420	125
Travelers Cos., Inc.	18,225	1,026
TRW Automotive Holdings Corp. ‡ Λ	1,100	66
U.S. Bancorp	42,939	1,159
Union Pacific Corp.	20,987	1,986
United Technologies Corp. ±	12,084	982
UnitedHealth Group, Inc.	15,920	654
Unum Group Λ	1,502	37
URS Corp. ‡	700	31
Valero Energy Corp.	16,709	424

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica BlackRock Global Allocation

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

United States (continued)
VeriSign, Inc. Λ	1,868	$63
Verizon Communications, Inc.	52,073	1,855
Viacom, Inc. — Class B	15,501	644
Wal-Mart Stores, Inc.	30,418	1,706
Walt Disney Co.	13,300	517
Waters Corp. ‡	5,151	393
WellPoint, Inc. ‡	17,512	1,089
Wells Fargo & Co.	82,024	2,660
Western Digital Corp. ‡	3,218	109
Western Union Co.	2,600	53
Whiting Petroleum Corp. ‡	2,200	278
Williams Cos., Inc.	2,000	54
Windstream Corp. Λ	5,904	76
Wisconsin Energy Corp.	593	36
Wyndham Worldwide Corp.	1,500	42
Xerox Corp.	57,825	614

Total Common Stocks (cost $254,187)		299,155

INVESTMENT COMPANIES — 3.9%
United States — 3.8%
Consumer Staples Select Sector SPDR Fund Λ	15,261	441
Energy Select Sector SPDR Fund Λ	37,985	2,779
Financial Select Sector SPDR Fund Λ	45,310	743
Health Care Select Sector SPDR Fund Λ	15,279	484
iShares Dow Jones U.S. Telecommunications Sector Index Fund Λ	8,625	198
iShares MSCI Brazil Index Fund	3,700	271
iShares Silver Trust	44,600	1,222
Market Vectors — Gold Miners ETF Λ	51,673	2,786
SPDR Gold Shares	64,282	8,347
SPDR KBW Regional Banking Trust ETF Λ	9,807	256
Technology Select Sector SPDR Fund Λ	24,300	632
Utilities Select Sector SPDR Fund Λ	36,400	1,155
Vanguard Telecommunication Services ETF	400	26
Vietnam — 0.1%
Dragon Capital — Vietnam Enterprise Investments, Ltd.	51,468	127
Vinaland, Ltd.	234,300	232

Total Investment Companies (cost $14,625)		19,699

RIGHT — 0.0%∞
Spain — 0.0%∞
Banco Santander SA Λ	69,100	13
Total Right (cost $12)

	Notional
	Amount	Value

PURCHASED OPTIONS — 0.2%
Call Options — 0.2%
Deutsche Bank MSCI Europe Excluding United Kingdom Index	$49	405
Call Strike $96.02
Expires 09/01/2011
General Mills, Inc.	6	4
Call Strike $38.00
Expires 07/16/2011

	Notional
	Amount	Value

Call Options (continued)
Google, Inc. Class A	$1	$24
Call Strike $600.00
Expires 03/19/2011
Taiwan TAIEX Index	3	60
Call Strike $9,000.00
Expires 12/21/2011
Put Options — 0.0%∞
KOSPI 200 Index	3,300	16
Put Strike $230.71
Expires 12/08/2011
Market Vectors	19	72
Put Strike $50.00
Expires 09/17/2011
Market Vectors Gold Miners	18	57
Put Strike $54.00
Expires 04/22/2011
Market Vectors Gold Miners	41	217
Put Strike $50.00
Expires 01/21/2012

Total Purchased Options (cost $438)		855

	Principal	Value

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS — 9.1%
U.S. Treasury Bill
0.12%, 02/03/2011 ▲	1,863	1,863
0.14%, 02/24/2011 ▲	1,299	1,299
0.15%, 02/17/2011 ▲ Λ	2,035	2,035
0.15%, 04/07/2011 ▲	2,750	2,749
0.15%, 04/21/2011 ▲ Λ	4,495	4,494
0.15%, 02/10/2011 ▲	7,415	7,415
0.15%, 04/14/2011 ▲	1,720	1,720
0.15%, 03/03/2011 ▲	4,232	4,231
0.16%, 03/17/2011 ▲	2,245	2,245
0.16%, 05/05/2011 ▲	1,800	1,799
0.16%, 03/10/2011 ▲	11,908	11,906
0.16%, 03/24/2011 ▲ Λ	4,685	4,684

Total Short-Term U.S. Government Obligations (cost $46,440)		46,440

WARRANTS — 0.1%
United States — 0.1%
Bank of America Corp.
Expiration: 01/16/2019
Exercise Price: $13.30	22,336	166
Citigroup, Inc.
Expiration: 10/28/2018
Exercise Price: $17.85	18,400	5
Ford Motor Co.
Expiration: 01/01/2013
Exercise Price: $9.20	43,117	315
Canada — 0.0%∞
Kinross Gold Corp.
Expiration: 09/03/2013
Exercise Price: 32.00 CAD	9,602	16

Total Warrants (cost $427)		502

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica BlackRock Global Allocation

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Shares	Value

SECURITIES LENDING COLLATERAL — 8.2%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.31%▲	42,045,006	$42,045
Total Securities Lending Collateral (cost $42,045)

	Principal	Value

REPURCHASE AGREEMENT — 0.0%∞
State Street Bank & Trust Co. 0.01% ▲, dated 01/31/2011, to be repurchased at $25 on 02/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $29.	$25	25
Total Repurchase Agreement (cost $25)

Total Investment Securities (cost $493,331) #		552,138
Other Assets and Liabilities — Net		(41,531)

Net Assets		$510,607

	Notional
	Amount	Value

WRITTEN-OPTIONS — (0.1)% Ж
Call Options — (0.1)%
Advanced Micro Devices, Inc.	$(33)	$(21)
Call Strike $10.00
Expires 01/21/2012
Agrium, Inc.	0	(1)
Call Strike $95.00
Expires 04/16/2011
Apple, Inc.	0	(7)
Call Strike $340.00
Expires 04/16/2011
Cephalon, Inc.	(2)	(9)
Call Strike $65.00
Expires 01/21/2012
Corning, Inc.	(23)	(63)
Call Strike $20.00
Expires 05/21/2011
Dell, Inc.	(11)	(3)
Call Strike $16.00
Expires 08/20/2011
Dell, Inc.	(9)	(8)
Call Strike $15.00
Expires 01/21/2012
EOG Resources, Inc.	(3)	(43)
Call Strike $100.00
Expires 01/21/2012
Google, Inc. — Class A	(1)	(5)
Call Strike $650.00
Expires 03/19/2011
Hewlett Packard Co.	(10)	(27)
Call Strike $50.00
Expires 01/21/2012
Hutchison Whampoa Properties OTC	(23)	(8)
Call Strike $97.60
Expires 04/07/2011
SM Energy Co.	(2)	(8)
Call Strike $65.00
Expires 08/20/2011

	Notional
	Amount	Value

Call Options (continued)
Symantec Corp.	$(19)	$(42)
Call Strike $17.50
Expires 01/21/2012
United Technologies Corp.	(7)	(44)
Call Strike $80.00
Expires 01/21/2012
Put Options — (0.1)%
Beiersdorf AG	(5)	(14)
Put Strike $38.00
Expires 12/16/2011
Beiersdorf AG	(3)	(8)
Put Strike $38.00
Expires 01/20/2012
Deutsche Bank MSCI Europe
Excluding United Kingdom Index	(49)	—
Put Strike $90.74
Expires 09/01/2011
Euro STOXX 50 Price Index OTC	♦	(52)
Put Strike $2,761.62
Expires 09/16/2011
General Mills, Inc.	(3)	(2)
Put Strike $33.00
Expires 04/16/2011
General Mills, Inc.	(6)	(10)
Put Strike $34.00
Expires 07/16/2011
General Mills, Inc.	(3)	(3)
Put Strike $34.00
Expires 04/16/2011
Google, Inc. — Class A	(1)	(14)
Put Strike $580.00
Expires 03/19/2011
Market Vectors Gold Miners	(29)	(58)
Put Strike $40.00
Expires 01/21/2012
Market Vectors Gold Miners	(18)	(22)
Put Strike $48.00
Expires 04/22/2011
SPX Index	(1)	(14)
Put Strike $988.57
Expires 12/08/2011
Taiwan TAIEX Index	(3)	(52)
Put Strike $8,400.00
Expires 12/21/2011

Total Written Options (Premiums: $(470))		$(538)

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica BlackRock Global Allocation

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
FUTURES CONTRACTS:

				Net Unrealized
				Appreciation
Description	Type	Contracts Г	Expiration Date	(Depreciation)

ASX SPI 200 Index	Long	1	03/17/2011	$(1)
DAX Index	Long	8	03/18/2011	16
DJ EURO STOXX 50 Index	Long	76	03/18/2011	125
FTSE 100 Index	Long	12	03/18/2011	10
Nikkei 225 Index	Long	34	03/10/2011	4

				$154

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Canadian Dollar	208	02/18/2011	$210	$(2)
Canadian Dollar	1,163	02/18/2011	1,172	(11)
Euro	739	02/03/2011	984	28
Euro	937	02/03/2011	1,247	36
Euro	370	02/04/2011	486	20
Euro	1,099	02/04/2011	1,446	58
Euro	651	02/04/2011	856	36
Euro	1,069	02/17/2011	1,382	83
Euro	225	02/17/2011	290	17
Euro	515	02/18/2011	665	40
Euro	732	03/03/2011	980	22
Euro	732	03/03/2011	979	23
Euro	515	03/11/2011	691	13
Euro	1,466	03/17/2011	2,003	2
Euro	700	03/17/2011	955	3
Japanese Yen	61,531	02/04/2011	739	10
Japanese Yen	207,995	02/04/2011	2,501	32
Malaysian Ringgit	(50)	02/07/2011	(16)	♦
Norwegian Krone	2,955	03/18/2011	511	(1)
Republic of Korea Won	228,010	02/07/2011	201	2
Republic of Korea Won	(1,276,910)	02/07/2011	(1,145)	6
Republic of Korea Won	1,276,910	02/07/2011	1,127	12
Republic of Korea Won	(228,010)	02/07/2011	(205)	2
Republic of Korea Won	228,010	03/07/2011	205	(1)
Republic of Korea Won	1,276,909	03/07/2011	1,144	(5)
Singapore Dollar	644	05/16/2011	500	4
South African Rand	(2,157)	03/10/2011	(307)	9
South African Rand	(3,328)	03/10/2011	(474)	14
South African Rand	3,328	03/10/2011	468	(8)
Swiss Franc	1,279	02/03/2011	1,352	3
Swiss Franc	1,690	02/18/2011	1,730	60
Taiwan Dollar	5,919	05/16/2011	200	4
Taiwan Dollar	(5,919)	05/16/2011	(205)	1

				$512

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

				Unrealized
			Settlement	Appreciation
Bought/Sold	Currency	Amount	Date	(Depreciation)

Buy	Swiss Franc	1,163	03/11/2011	$23
Sell	Euro	(904)	03/11/2011	(28)
Buy	Swiss Franc	1,604	03/11/2011	36
Sell	Euro	(1,247)	03/11/2011	(43)
Buy	Swiss Franc	887	03/03/2011	21
Sell	Euro	(690)	03/03/2011	(25)
Buy	Swiss Franc	1,679	03/03/2011	39
Sell	Euro	(1,305)	03/03/2011	(46)

				$(23)

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica BlackRock Global Allocation

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2009
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Oil, Gas & Consumable Fuels	9.6%	$52,771
U.S. Government Obligation	7.4	40,880
Foreign Government Obligation	6.9	37,856
Capital Markets	4.4	24,385
Metals & Mining	4.4	24,263
Commercial Banks	3.5	19,416
Pharmaceuticals	3.4	18,539
Diversified Financial Services	2.8	15,380
Diversified Telecommunication Services	2.5	14,058
Wireless Telecommunication Services	2.3	12,588
Insurance	2.2	12,373
Industrial Conglomerates	2.2	12,030
Computers & Peripherals	2.2	11,975
Real Estate Management & Development	2.0	10,838
Food Products	1.7	9,610
Chemicals	1.7	9,309
Software	1.6	8,996
Semiconductors & Semiconductor Equipment	1.5	8,660
Automobiles	1.4	7,568
Health Care Providers & Services	1.3	7,411
Energy Equipment & Services	1.2	6,683
Electric Utilities	1.2	6,554
Health Care Equipment & Supplies	1.0	5,514
Road & Rail	0.9	5,190
Electronic Equipment & Instruments	0.9	5,188
Media	0.9	5,127
Biotechnology	0.9	5,019
Aerospace & Defense	0.9	4,841
IT Services	0.9	4,801
Communications Equipment	0.9	4,709
Food & Staples Retailing	0.8	4,504
Trading Companies & Distributors	0.6	3,249
Beverages	0.5	2,948
Machinery	0.5	2,829
Household Products	0.5	2,629
Auto Components	0.5	2,618
Life Sciences Tools & Services	0.4	2,400
Electrical Equipment	0.4	2,347
Tobacco	0.4	2,250
Internet Software & Services	0.4	2,146
Construction & Engineering	0.4	2,011
Paper & Forest Products	0.3	1,868
Transportation Infrastructure	0.3	1,559
Multi-Utilities	0.3	1,538
Independent Power Producers & Energy Traders	0.3	1,519
Hotels, Restaurants & Leisure	0.3	1,511
Office Electronics	0.3	1,485
Personal Products	0.3	1,462
Real Estate Investment Trusts	0.3	1,414
Household Durables	0.2	1,352
Mortgage-Backed Security	0.2	1,040
Construction Materials	0.2	944
Purchased Options	0.2	855
Thrifts & Mortgage Finance	0.1	808
Specialty Retail	0.1	594

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica BlackRock Global Allocation

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY (continued):	Total Investments		Value

Building Products	0.1%		$572
Gas Utilities	0.1		541
Textiles, Apparel & Luxury Goods	0.1		466
Leisure Equipment & Products	0.1		383
Containers & Packaging	0.1		289
Water Utilities	0.0	∞	264
Marine	0.0	∞	215
Consumer Finance	0.0	∞	154
Asset-Backed Security	0.0	∞	100
Multiline Retail	0.0	∞	81
Commercial Services & Supplies	0.0	∞	66
Internet & Catalog Retail	0.0	∞	47
Airlines	0.0	∞	38

Investment Securities, at Value	84.0		463,628
Short-Term Investments	16.0		88,510

Total Investments	100.0%		$552,138

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $40,883.

∞	Percentage rounds to less than 0.01%.

*	Floating or variable rate note. Rate is listed as of 01/31/2011.

Ž	The security has a perpetual maturity. The date shown is the next call date.

Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of $2,499, or 0.49%, of the fund’s net assets.

ץ	A portion of this security in the amount of $1,140 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

♦	Amount rounds to less than $1.

§	Illiquid. These securities aggregated to $5,884, or 1.15%, of the fund’s net assets.

‡	Non-income producing security.

Ж	Cash in the amount of $2,284 has been segregated as collateral with the broker for open option contracts.

±	All or a portion of these securities have been segregated as collateral with the broker for open option contracts. The value of these securities at 01/31/2011 is $3,817.

Г	Contract amounts are not in thousands.

Џ	In default.

Δ	Restricted security. At January 31, 2011, the fund owned the following securities (representing 0.41% of net assets) which were restricted as to public resale:

Description	Date of Acquisition	Principal	Cost	Market Value	Price ¥

Suzlon Energy, Ltd., Zero Coupon, 07/25/2014	07/21/2009	$442	$455	$373	$84.50
Multi Daerah Bersaing PT, 7.30%, 04/13/2012	04/13/2010	366	363	364	99.30
Obsidian Natural Gas Trust, 7.00%, 11/02/2015	11/05/2010	1,347	1,335	1,373	102.00

Description	Date of Acquisition	Shares	Cost	Market Value	Price ¥

Rushydro JSC Depository Receipt	01/18/2011	1,421	9	♦	0.00

¥—	Price is not in thousands.

▲	Rate shown reflects the yield at 01/31/2011.

#	Aggregate cost for federal income tax purposes is $493,331. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $72,946 and $14,139, respectively. Net unrealized appreciation for tax purposes is $58,807.
DEFINITIONS:

144A
144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2011, these securities aggregated $16,612, or 3.25%, of the fund’s net assets.

ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica BlackRock Global Allocation

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
DEFINITIONS (continued):

CAD	Canadian Dollar
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CNY	Chinese Yuan
ETF	Exchange-Traded Fund
EUR	Euro
GBP	Pound Sterling
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MSCI	Morgan Stanley Capital International
MYR	Malaysian Riggit
NZD	New Zealand Dollar
OJSC	Open Joint Stock Company
OTC	Over The Counter
PJSC	Public Joint Stock Company
PLN	Polish Zloty
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
SGD	Singapore Dollar
SPDR	Standard & Poor’s Depositary Receipt
TRY	Turkish New Lira
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$100	$—	$100
Common Stocks	184,116	114,714	325	299,155
Convertible Bonds	—	34,206	219	34,425
Convertible Preferred Stocks	767	—	—	767
Corporate Debt Securities	—	18,850	—	18,850
Foreign Government Obligations	—	37,856	—	37,856
Investment Companies	19,699	—	—	19,699
Loan Assignments	—	1,737	—	1,737
Mortgage-Backed Securities	—	1,040	—	1,040
Preferred Corporate Debt Securities	—	981	—	981
Preferred Stocks	5,160	1,608	—	6,768
Purchased Options	855	—	—	855
Repurchase Agreement	—	25	—	25
Rights	—	13	—	13
Securities Lending Collateral	42,045	—	—	42,045
Short-Term U.S. Government Obligations	—	46,440	—	46,440
U.S. Government Obligations	—	40,880	—	40,880
Warrants	502	—	—	502

Total	$253,144	$298,450	$544	$552,138

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$—	$(538)	$—	$(538)

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts — Appreciation	$155	$—	$—	$155
Futures Contracts — Depreciation	(1)	—	—	(1)
Forward Foreign Currency Contracts — Appreciation	—	659	—	659
Forward Foreign Currency Contracts — Depreciation	—	(170)	—	(170)

Total	$154	$489	$—	$643

Level 3 Rollforward — Investment Securities

	Beginning					Net	Ending
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	Transfers In	Balance at
Securities	10/31/2010	Sales	Discounts	Loss	Depreciation	Level 3	1/31/2011
Common Stocks	$—	$(14)	$—	$(3)	$(85)	$427	$325
Convertible Bonds	—	—	35	—	(32)	216	219
Corporate Debt	♦	—	—	—	—		♦

Total	$—	$(14)	$35	$(3)	$(117)	$643	$544

*	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica BlackRock Large Cap Value

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 99.9%
Aerospace & Defense — 1.2%
Raytheon Co.	150,000	$7,499
Auto Components — 0.7%
Autoliv, Inc.	54,000	4,147
Beverages — 0.9%
Constellation Brands, Inc. — Class A ‡	295,000	5,670
Biotechnology — 1.8%
Amgen, Inc. ‡	193,000	10,630
Chemicals — 1.3%
Huntsman Corp.	87,000	1,515
Lubrizol Corp.	20,100	2,160
RPM International, Inc.	77,000	1,804
Valspar Corp.	61,000	2,279
Commercial Banks — 4.3%
CapitalSource, Inc.	377,000	2,910
Fifth Third Bancorp	478,000	7,108
Huntington Bancshares, Inc.	921,000	6,668
KeyCorp	766,000	6,817
Wells Fargo & Co.	75,000	2,432
Commercial Services & Supplies — 1.3%
Avery Dennison Corp.	137,000	5,766
Cintas Corp.	79,000	2,217
Communications Equipment — 0.8%
Motorola Solutions, Inc. ‡	128,571	4,985
Computers & Peripherals — 4.1%
Lexmark International, Inc. — Class A ‡	175,000	6,097
SanDisk Corp. ‡	114,000	5,172
Seagate Technology PLC ‡	466,000	6,524
Western Digital Corp. ‡	211,000	7,178
Construction & Engineering — 0.4%
KBR, Inc.	72,000	2,311
Consumer Finance — 2.5%
Capital One Financial Corp.	164,000	7,898
Discover Financial Services	347,000	7,145
Diversified Consumer Services — 0.2%
Service Corp., International	126,000	1,092
Diversified Financial Services — 2.1%
Ares Capital Corp.	60,000	1,007
Bank of America Corp.	38,000	522
Citigroup, Inc. ‡	1,413,000	6,811
JPMorgan Chase & Co.	98,000	4,404
Diversified Telecommunication Services — 4.6%
AT&T, Inc.	212,000	5,834
Qwest Communications International, Inc.	978,000	6,973
Verizon Communications, Inc.	424,000	15,103
Electric Utilities — 2.5%
Allegheny Energy, Inc.	216,000	5,568
Edison International	197,000	7,148
Westar Energy, Inc.	92,000	2,346
Electronic Equipment & Instruments — 1.5%
Corning, Inc.	403,000	8,951
Energy Equipment & Services — 2.3%
Nabors Industries, Ltd. ‡	269,000	6,564
Rowan Cos., Inc. ‡	182,000	6,239
SEACOR Holdings, Inc.	12,000	1,268
Food & Staples Retailing — 1.3%
Kroger Co.	71,000	1,519
Safeway, Inc.	317,000	6,559

	Shares	Value

Food Products — 2.2%
Del Monte Foods Co.	338,000	$6,408
Tyson Foods, Inc. — Class A	384,000	6,317
Gas Utilities — 1.2%
Atmos Energy Corp.	99,100	3,231
UGI Corp.	126,000	3,950
Health Care Providers & Services — 10.1%
Aetna, Inc.	222,000	7,313
AmerisourceBergen Corp. — Class A	182,000	6,527
Cardinal Health, Inc.	140,000	5,811
CIGNA Corp.	172,000	7,227
Coventry Health Care, Inc. ‡	218,000	6,533
Humana, Inc. ‡	120,000	6,956
Lincare Holdings, Inc.	77,700	2,102
UnitedHealth Group, Inc.	259,000	10,633
WellPoint, Inc. ‡	133,000	8,262
Hotels, Restaurants & Leisure — 1.7%
Brinker International, Inc.	187,000	4,400
Wyndham Worldwide Corp.	214,000	6,020
Household Products — 0.7%
Procter & Gamble Co.	71,000	4,482
Independent Power Producers & Energy Traders — 2.6%
AES Corp. ‡	520,000	6,447
GenOn Energy, Inc. ‡	1,099,980	4,554
NRG Energy, Inc. ‡	247,800	5,142
Industrial Conglomerates — 2.4%
General Electric Co.	728,000	14,662
Insurance — 8.8%
American Financial Group, Inc.	133,800	4,353
Assurant, Inc.	46,000	1,805
Axis Capital Holdings, Ltd.	24,000	854
Berkshire Hathaway, Inc. — Class B ‡	12,000	981
Endurance Specialty Holdings, Ltd.	117,200	5,449
HCC Insurance Holdings, Inc.	217,600	6,589
PartnerRe, Ltd.	39,000	3,193
Principal Financial Group, Inc.	192,000	6,292
Travelers Cos., Inc.	147,000	8,270
Unitrin, Inc.	78,000	2,099
Unum Group	270,000	6,734
XL Group PLC — Class A	308,000	7,059
IT Services — 1.5%
Computer Sciences Corp.	112,000	5,968
Convergys Corp. ‡	216,000	3,076
Machinery — 2.0%
Oshkosh Corp. ‡	73,000	2,767
Timken Co.	61,200	2,878
Trinity Industries, Inc.	225,000	6,275
Media — 5.7%
CBS Corp. — Class B	346,000	6,861
Comcast Corp. — Class A	513,000	11,672
News Corp. — Class A	567,000	8,516
Time Warner Cable, Inc.	115,000	7,800
Metals & Mining — 1.2%
Alcoa, Inc.	455,000	7,539
Multiline Retail — 1.1%
Macy’s, Inc.	297,000	6,876
Multi-Utilities — 1.1%
CMS Energy Corp.	108,000	2,106

The notes are an integral part of this report. Transamerica Funds	January 31, 2011 Form NQ

Transamerica BlackRock Large Cap Value

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Multi-Utilities (continued)
Integrys Energy Group, Inc. Λ	90,000	$4,283
Oil, Gas & Consumable Fuels — 7.7%
Chevron Corp.	47,000	4,462
ConocoPhillips	170,000	12,147
El Paso Corp.	208,000	3,303
Marathon Oil Corp.	183,000	8,363
Murphy Oil Corp.	99,000	6,564
Teekay Corp.	67,300	2,279
Tesoro Corp. ‡	86,000	1,656
Valero Energy Corp.	302,000	7,659
Paper & Forest Products — 2.1%
Domtar Corp.	34,000	2,990
International Paper Co.	220,000	6,353
MeadWestvaco Corp.	107,600	3,081
Pharmaceuticals — 5.4%
Bristol-Myers Squibb Co.	393,000	9,896
Eli Lilly & Co.	249,000	8,658
Endo Pharmaceuticals Holdings, Inc. ‡	61,200	2,033
Forest Laboratories, Inc. ‡	221,000	7,129
Johnson & Johnson	61,000	3,646
Pfizer, Inc.	90,000	1,640
Road & Rail — 0.3%
Ryder System, Inc.	33,400	1,606
Semiconductors & Semiconductor Equipment — 2.0%
Intel Corp.	450,000	9,657
Novellus Systems, Inc. ‡	70,000	2,525
Software — 1.4%
Amdocs, Ltd. ‡	128,000	3,730
CA, Inc.	207,600	4,941

	Shares	Value

Specialty Retail — 2.2%
GameStop Corp. — Class A ‡	284,000	$5,984
Gap, Inc.	298,000	5,742
RadioShack Corp.	94,000	1,424
Tobacco — 1.0%
Philip Morris International, Inc.	107,000	6,125
Wireless Telecommunication Services — 1.7%
Sprint Nextel Corp. ‡	1,542,000	6,970
Telephone & Data Systems, Inc.	101,000	3,611

Total Common Stocks (cost $510,607)		606,286

SHORT-TERM INVESTMENT COMPANY — 0.2%
Capital Markets 0.2%
BlackRock Provident TempFund 24	1,360,917	1,361
Total Short-Term Investment Company (cost $1,361)
SECURITIES LENDING COLLATERAL — 0.0% ∞
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.31% ▲	260,471	260
Total Securities Lending Collateral (cost $260)

Total Investment Securities (cost $512,228) #		607,907
Other Assets and Liabilities — Net		(821)

Net Assets		$607,086

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $254.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 01/31/2011.

#	Aggregate cost for federal income tax purposes is $512,228. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $102,252 and $6,573, respectively. Net unrealized appreciation for tax purposes is $95,679.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$586,694	$19,592	$—	$606,286
Securities Lending Collateral	260	—	—	260
Short-Term Investment Company	1,361	—	—	1,361

Total	$588,315	$19,592	$—	$607,907

The notes are an integral part of this report. Transamerica Funds	January 31, 2011 Form NQ

Transamerica Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 99.1%
Australia — 9.5%
Dexus Property Group REIT	4,008,998	$3,316
Goodman Group REIT	4,167,555	2,762
GPT Group REIT	1,222,873	3,607
ING Office Fund REIT	3,718,100	2,223
Lend Lease Corp., Ltd.	66,913	587
Mirvac Group REIT	1,385,851	1,713
Stockland REIT	1,145,240	4,109
Westfield Group REIT	581,843	5,705
Westfield Retail Trust REIT ‡	1,465,427	3,870
Bermuda — 2.1%
Great Eagle Holdings, Ltd.	291,100	973
Hongkong Land Holdings, Ltd. Λ	744,600	5,242
Canada — 3.3%
Brookfield Asset Management, Inc. — Class A	17,700	578
Brookfield Properties Corp.	173,300	3,048
Calloway Real Estate Investment Trust	62,500	1,483
Canadian Real Estate Investment Trust	18,700	598
Primaris Real Estate Investment Trust	47,700	962
RioCan Real Estate Investment Trust	128,100	2,969
Cayman Islands — 0.4%
Longfor Properties Co., Ltd.	700,000	1,041
France — 6.2%
Accor SA	7,260	332
Fonciere Des Regions REIT	16,100	1,620
ICADE REIT	13,030	1,415
Mercialys SA REIT	45,711	1,748
Nexity SA	33,630	1,552
SILIC REIT	6,730	909
Unibail-Rodamco SE REIT	55,960	10,680
Hong Kong — 11.1%
Cheung Kong Holdings, Ltd.	604,924	9,978
China Overseas Land & Investment, Ltd.	912,000	1,722
Hang Lung Group, Ltd.	348,848	2,183
Hang Lung Properties, Ltd.	507,400	2,219
Hysan Development Co., Ltd.	138,500	657
Link REIT	646,300	2,027
Sino Land Co., Ltd.	280,000	529
Sun Hung Kai Properties, Ltd.	667,245	11,118
Wharf Holdings, Ltd.	268,550	2,037
Japan — 13.2%
Advance Residence Investment Corp. — Class A REIT	276	579
Daito Trust Construction Co., Ltd.	21,500	1,506
Daiwa House Industry Co., Ltd.	145,200	1,771
Frontier Real Estate Investment Corp. REIT	199	1,838
Japan Logistics Fund, Inc. REIT Λ	97	927
Japan Real Estate Investment Corp. REIT	313	3,130
Japan Retail Fund Investment Corp. REIT	1,165	2,139
Kenedix Realty Investment Corp. REIT	123	567
Mitsubishi Estate Co., Ltd.	346,820	6,549
Mitsui Fudosan Co., Ltd.	434,946	8,840
Nippon Accommodations Fund, Inc. REIT	128	958
Nippon Building Fund, Inc. REIT Λ	213	2,232
Nomura Real Estate Holdings, Inc.	77,000	1,400
Sumitomo Realty & Development Co., Ltd. Λ	213,100	5,169
United Urban Investment Corp. — Class A REIT Λ	876	1,195
Netherlands — 0.9%
Corio NV REIT	23,700	1,546
Eurocommercial Properties NV REIT	26,853	1,224
Norway — 0.3%
Norwegian Property ASA ‡	525,110	927

	Shares	Value

Singapore — 5.7%
Capitacommercial Trust REIT ‡Λ	2,293,000	$2,563
Capitaland, Ltd.	1,678,050	4,721
CapitaMall Trust REIT ‡Λ	1,555,114	2,310
City Developments, Ltd.	61,500	546
Frasers Centrepoint Trust REIT	278,100	328
Global Logistic Properties, Ltd. ‡Λ	1,934,200	3,145
Keppel Land, Ltd.	523,000	1,832
Suntec Real Estate Investment Trust ‡	940,000	1,139
Sweden — 0.6%
Castellum AB	65,250	910
Hufvudstaden AB — Class A	63,150	709
Switzerland — 0.6%
Swiss Prime Site AG ‡	24,200	1,757
United Kingdom — 5.1%
British Land Co., PLC REIT	292,058	2,426
Capital Shopping Centres Group PLC REIT	132,750	782
Derwent London PLC REIT	111,819	2,812
Grainger PLC	369,000	582
Great Portland Estates PLC REIT	271,260	1,565
Hammerson PLC REIT	179,682	1,235
Land Securities Group PLC REIT	376,175	4,065
Safestore Holdings PLC	440,600	1,011
Segro PLC REIT	126,045	602
United States — 40.1%
Alexandria Real Estate Equities, Inc. REIT Λ	43,100	3,320
AMB Property Corp. REIT	80,600	2,704
Apartment Investment & Management Co. — Class A REIT Λ	116,900	2,988
AvalonBay Communities, Inc. REIT	48,525	5,626
Boston Properties, Inc. REIT	67,100	6,332
BRE Properties, Inc. REIT	64,300	2,871
Developers Diversified Realty Corp. REIT	194,500	2,645
Equity Residential REIT	162,200	8,791
Federal Realty Investment Trust REIT Λ	38,500	3,097
General Growth Properties, Inc. REIT	301,090	4,459
HCP, Inc. REIT	32,900	1,220
Highwoods Properties, Inc. REIT	37,900	1,242
Host Hotels & Resorts, Inc. REIT	297,477	5,506
Kimco Realty Corp. REIT	84,000	1,520
Liberty Property Trust REIT	112,600	3,915
Macerich Co. REIT	152,307	7,411
Nationwide Health Properties, Inc. REIT	96,000	3,605
Pebblebrook Hotel Trust REIT	43,800	901
ProLogis REIT	326,900	4,877
Public Storage REIT	32,600	3,553
Regency Centers Corp. REIT Λ	107,200	4,621
Simon Property Group, Inc. REIT	108,903	11,049
SL Green Realty Corp. REIT Λ	50,100	3,645
Starwood Hotels & Resorts Worldwide, Inc.	49,200	2,901
Tanger Factory Outlet Centers REIT Λ	47,200	1,232
Taubman Centers, Inc. REIT	47,800	2,502
UDR, Inc. REIT Λ	154,683	3,632
Ventas, Inc. REIT	59,800	3,317
Vornado Realty Trust REIT	93,137	8,204

Total Common Stocks (cost $225,561)		290,735

SECURITIES LENDING COLLATERAL — 5.3%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.31% ▲	15,477,474	15,477
Total Securities Lending Collateral (cost $15,477)

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENT — 0.2%
State Street Bank & Trust Co. 0.01% ▲, dated 01/31/2011, to be repurchased at $482 on 02/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 07/15/2025, with a value of $493.	$482	$482
Total Repurchase Agreement (cost $482)

Total Investment Securities (cost $241,520) #		306,694
Other Assets and Liabilities — Net		(13,566)

Net Assets		$293,128

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Real Estate Investment Trusts	66.1%	$202,663
Real Estate Management & Development	27.7	84,839
Hotels, Restaurants & Leisure	1.0	3,233

Investment Securities, at Value	94.8	290,735
Short-Term Investments	5.2	15,959

Total Investments	100.0%	$306,694

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $14,799.

▲	Rate shown reflects the yield at 01/31/2011.

#	Aggregate cost for federal income tax purposes is $241,520. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $69,134 and $3,960, respectively. Net unrealized appreciation for tax purposes is $65,174.
DEFINITION:

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$134,580	$156,155	$—	$290,735
Repurchase Agreement	—	482	—	482
Securities Lending Collateral	15,477	—	—	15,477

Total	$150,057	$156,637	$—	$306,694

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Diversified Equity

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 96.4%
Aerospace & Defense — 2.2%
Precision Castparts Corp.	139,193	$19,903
Air Freight & Logistics — 3.3%
CH Robinson Worldwide, Inc. Λ	165,851	12,785
Expeditors International of Washington, Inc.	336,274	17,039
Auto Components — 5.2%
BorgWarner, Inc. ‡Λ	326,551	22,010
Johnson Controls, Inc.	665,511	25,548
Automobiles — 1.0%
General Motors Co. ‡	243,976	8,903
Biotechnology — 2.8%
Amgen, Inc. ‡	154,408	8,505
Celgene Corp. ‡	329,401	16,974
Capital Markets — 1.5%
T. Rowe Price Group, Inc.	212,987	14,040
Chemicals — 5.7%
Ecolab, Inc.	265,250	13,180
Nalco Holding Co.	719,676	21,922
Sigma-Aldrich Corp. Λ	263,666	16,782
Commercial Banks — 5.0%
BB&T Corp.	356,233	9,846
City National Corp. Λ	148,953	8,608
Wells Fargo & Co.	805,578	26,117
Communications Equipment — 1.3%
QUALCOMM, Inc.	209,336	11,331
Computers & Peripherals — 4.0%
Apple, Inc. ‡	107,465	36,465
Construction & Engineering — 2.3%
Jacobs Engineering Group, Inc. ‡	403,197	20,712
Diversified Financial Services — 3.5%
Bank of America Corp.	1,022,597	14,040
JPMorgan Chase & Co.	392,473	17,638
Electrical Equipment — 2.3%
Hubbell, Inc. — Class B	340,290	20,839
Energy Equipment & Services — 4.9%
Core Laboratories NV	178,052	16,249
Schlumberger, Ltd.	317,088	28,217
Health Care Equipment & Supplies — 1.1%
Covidien PLC	205,029	9,733
Hotels, Restaurants & Leisure — 7.6%
Las Vegas Sands Corp. ‡	283,011	13,157
Marriott International, Inc. — Class A Λ	640,864	25,307
McDonald’s Corp.	150,348	11,076
Starbucks Corp.	577,249	18,201
Insurance — 1.4%
Travelers Cos., Inc.	223,819	12,592
Internet & Catalog Retail — 2.6%
Amazon.com, Inc. ‡	138,880	23,560
Internet Software & Services — 2.0%
Google, Inc. — Class A ‡	29,835	17,912
IT Services — 1.0%
International Business Machines Corp.	57,024	9,238
Life Sciences Tools & Services — 2.1%
Covance, Inc. ‡Λ	146,977	8,287
Illumina, Inc. ‡Λ	154,928	10,742
Machinery — 8.3%
Caterpillar, Inc.	202,603	19,655
Donaldson Co., Inc. Λ	219,069	12,837

	Shares	Value

Machinery (continued)
Kennametal, Inc. Λ	513,063	$20,830
PACCAR, Inc. Λ	401,042	22,656
Oil, Gas & Consumable Fuels — 1.1%
Continental Resources, Inc. ‡Λ	153,056	9,828
Pharmaceuticals — 1.9%
Teva Pharmaceutical Industries, Ltd. ADR	319,549	17,463
Professional Services — 2.5%
Robert Half International, Inc. Λ	720,127	22,583
Real Estate Investment Trusts — 1.3%
Weyerhaeuser Co.	522,070	12,102
Road & Rail — 1.4%
Norfolk Southern Corp.	213,373	13,056
Semiconductors & Semiconductor Equipment — 3.0%
ARM Holdings PLC ADR	208,145	5,212
Broadcom Corp. — Class A	481,225	21,698
Software — 5.9%
Citrix Systems, Inc. ‡	253,629	16,024
Oracle Corp.	919,385	29,449
Salesforce.com, Inc. ‡	67,766	8,751
Specialty Retail — 2.1%
CarMax, Inc. ‡Λ	593,033	19,363
Textiles, Apparel & Luxury Goods — 3.2%
LVMH Moet Hennessy Louis Vuitton SA ADR	398,076	12,396
Nike, Inc. — Class B	205,107	16,917
Trading Companies & Distributors — 1.9%
WW Grainger, Inc. Λ	128,948	16,953
Wireless Telecommunication Services — 1.0%
American Tower Corp. — Class A ‡	172,450	8,771

Total Common Stocks (cost $704,495)		874,002

SECURITIES LENDING COLLATERAL — 6.4%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.31% ▲	58,404,701	58,405
Total Securities Lending Collateral (cost $58,405)

	Principal	Value

REPURCHASE AGREEMENT — 3.6%
State Street Bank & Trust Co. 0.01% ▲, dated 01/31/2011, to be repurchased at $32,298 on 02/01/2011. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/25/2024 — 07/15/2025, with a total value of $32,947.	$32,298	32,298
Total Repurchase Agreement (cost $32,298)

Total Investment Securities (cost $795,198) #		964,705
Other Assets and Liabilities — Net		(58,270)

Net Assets		$906,435

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Diversified Equity

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $57,206.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 01/31/2011.

#	Aggregate cost for federal income tax purposes is $795,198. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $182,398 and $12,891, respectively. Net unrealized appreciation for tax purposes is $169,507.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$812,949	$61,053	$—	$874,002
Repurchase Agreement	—	32,298	—	32,298
Securities Lending Collateral	58,405	—	—	58,405

Total	$871,354	$93,351	$—	$964,705

Level 3 Rollforward — Investment Securities

	Beginning						Ending
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	Net Transfers	Balance at
Securities	10/31/2010	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation	In Level 3	01/31/2011
Common Stock	$1	$(7)	$—	$(1)	$7	$—	$—

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Federated Market Opportunity

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 54.8%
Australia — 1.5%
Centamin Egypt, Ltd. ‡	35,000	$78
Perseus Mining, Ltd. ‡	20,000	57
Telstra Corp., Ltd.	240,000	670
Bermuda — 1.0%
Nabors Industries, Ltd. ‡	22,000	537
Canada — 0.8%
East Asia Minerals Corp. ‡	10,000	64
Fortuna Silver Mines, Inc. ‡	12,000	48
Lake Shore Gold Corp. ‡	20,000	74
Minera Andes, Inc. ‡ Λ	30,000	75
Osisko Mining Corp. ‡	7,000	93
Yamana Gold, Inc.	6,000	68
France — 0.7%
Total SA	6,000	351
Ireland — 1.3%
Accenture PLC — Class A Λ	13,000	669
Israel — 1.1%
Teva Pharmaceutical Industries, Ltd. ADR	11,000	601
Japan — 6.2%
Asahi Kasei Corp.	106,000	723
Keyence Corp. Λ	2,200	584
Mitsumi Electric Co., Ltd.	15,000	248
NTT DoCoMo, Inc. Λ	400	714
Sankyo Co., Ltd.	12,000	666
Secom Co., Ltd.	7,000	330
Korea, Republic of — 0.7%
Samsung Electronics Co., Ltd.	400	350
Switzerland — 1.6%
Actelion, Ltd. ‡	7,000	379
Noble Corp. Λ	12,000	459
United Kingdom — 3.5%
AstraZeneca PLC	12,000	582
Ensco PLC ADR Λ	10,000	543
National Grid PLC	50,000	443
Tesco PLC	40,000	258
United States — 36.4%
Albemarle Corp.	13,000	730
American Eagle Outfitters, Inc. Λ	30,000	434
Apple, Inc. ‡	2,000	679
Applied Materials, Inc.	22,000	345
AT&T, Inc.	17,000	468
Baxter International, Inc.	12,000	582
Becton, Dickinson and Co.	11,000	912
Big Lots, Inc. ‡ Λ	22,000	699
BJ’s Wholesale Club, Inc. ‡	10,000	439
Booz Allen Hamilton Holding Corp. — Class A ‡	18,000	336
Chevron Corp.	5,000	475
Chico’s FAS, Inc. Λ	47,000	513
CMS Energy Corp. Λ	13,000	254
Computer Sciences Corp.	9,000	480
CVS Caremark Corp.	28,000	958
Family Dollar Stores, Inc. Λ	16,000	680
Flowserve Corp.	2,000	250
Franklin Resources, Inc. Λ	6,000	724

	Shares	Value

United States (continued)
Gilead Sciences, Inc. ‡	21,000	$806
Google, Inc. — Class A ‡	500	300
Helmerich & Payne, Inc. Λ	5,000	294
Itron, Inc. ‡ Λ	8,000	464
McCormick & Co., Inc. (Non-Voting Shares) Λ	12,000	530
Medco Health Solutions, Inc. ‡	13,000	793
Microsoft Corp.	26,000	721
Pharmaceutical Product Development, Inc. Λ	21,000	612
Quest Diagnostics, Inc.	17,000	967
Regal Beloit Corp. Λ	9,000	601
Royal Gold, Inc.	2,000	93
SRA International, Inc. — Class A ‡ Λ	6,300	168
TJX Cos., Inc. Λ	17,000	806
Union Pacific Corp.	8,000	757
Unit Corp. ‡ Λ	11,000	563
Valero Energy Corp.	30,000	760

Total Common Stocks (cost $26,750)		28,857

INVESTMENT COMPANIES — 10.3%
Canada — 5.7%
Central Fund of Canada, Ltd. — Class A Λ	160,000	3,031
United States — 4.6%
PowerShares DB Agriculture Fund Λ	70,000	2,400

Total Investment Companies (cost $4,026)		5,431

	Notional
	Amount	Value

PURCHASED OPTIONS — 0.8%
Put Options — 0.8%
iShares Russell 2000 Index Fund	$100	169
Put Strike $72.00 Expires 04/16/2011
SPDR S&P 500 ETF Trust	60	116
Put Strike $125.00 Expires 03/19/2011
SPDR S&P Midcap 400 ETF Trust	20	27
Put Strike $155.00 Expires 03/19/2011
SPDR S&P Retail ETF	100	127
Put Strike $46.00 Expires 03/19/2011

Total Purchased Options (cost $1,252)		439

	Shares	Value

SECURITIES LENDING COLLATERAL — 18.3%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.31% ▲	9,669,262	9,669
Total Securities Lending Collateral (cost $9,669)

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Federated Market Opportunity

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENT — 30.8%
State Street Bank & Trust Co. 0.01% ▲, dated 01/31/2011, to be repurchased at $16,240 on 02/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 07/15/2025, with a value of $16,566.	$16,240	$16,240
Total Repurchase Agreement (cost $16,240)
Total Investment Securities (cost $57,937) #		60,636
Other Assets and Liabilities — Net		(7,902)

Net Assets		$52,734

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Australian Dollar	(900)	03/24/2011	$(883)	$(8)
Australian Dollar	200	03/24/2011	201	(3)
Japanese Yen	13,589	03/28/2011	166	♦
Japanese Yen	(228,129)	03/28/2011	(2,746)	(35)
Japanese Yen	(130,004)	03/28/2011	(1,566)	(18)
Mexican Peso	7,160	02/02/2011	570	20
Mexican Peso	(13,950)	02/02/2011	(1,115)	(34)
Mexican Peso	6,790	02/02/2011	545	15
Peruvian Sol	607	04/11/2011	212	6
Peruvian Sol	(607)	04/11/2011	(214)	(5)
Pound Sterling	(300)	02/23/2011	(477)	(3)
Pound Sterling	900	02/23/2011	1,390	52
Pound Sterling	300	02/23/2011	471	9
Pound Sterling	(1,725)	02/23/2011	(2,752)	(11)
Republic of Korea Won	390,150	03/23/2011	340	8
Republic of Korea Won	(390,150)	03/23/2011	(317)	(32)
Swiss Franc	1,760	02/10/2011	1,773	92
Swiss Franc	(3,377)	02/10/2011	(3,500)	(78)
Swiss Franc	713	02/10/2011	725	30
Swiss Franc	300	02/10/2011	316	2

				$7

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Capital Markets	10.2%	$6,155
Energy Equipment & Services	4.0	2,396
Health Care Providers & Services	2.9	1,760
Specialty Retail	2.8	1,753
Food & Staples Retailing	2.7	1,655
IT Services	2.7	1,653
Oil, Gas & Consumable Fuels	2.6	1,586
Health Care Equipment & Supplies	2.5	1,494
Chemicals	2.4	1,453
Multiline Retail	2.3	1,379
Electronic Equipment & Instruments	2.2	1,296
Biotechnology	2.0	1,185
Pharmaceuticals	1.9	1,183
Diversified Telecommunication Services	1.9	1,138
Road & Rail	1.2	757
Software	1.2	721
Wireless Telecommunication Services	1.2	714
Multi-Utilities	1.2	697
Semiconductors & Semiconductor Equipment	1.1	695

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Federated Market Opportunity

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY (continued):	Total Investments	Value

Computers & Peripherals	1.1%	$679
Leisure Equipment & Products	1.1	666
Metals & Mining	1.1	650
Life Sciences Tools & Services	1.0	612
Electrical Equipment	1.0	601
Food Products	0.9	530
Derivative	0.7	439
Commercial Services & Supplies	0.5	330
Internet Software & Services	0.5	300
Machinery	0.4	250

Investment Securities, at Value	57.3	34,727
Short-Term Investments	42.7	25,909

Total Investments	100.0%	$60,636

NOTES TO SCHEDULE OF INVESTMENTS:
‡	Non-income producing security.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $9,426.

♦	Value is less than $1.

▲	Rate shown reflects the yield at 01/31/2011.

#	Aggregate cost for federal income tax purposes is $57,937. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,887 and $1,188, respectively. Net unrealized appreciation for tax purposes is $2,699.
DEFINITIONS:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$20,152	$8,705	$—	$28,857
Investment Companies	5,431	—	—	5,431
Purchased Options	439	—	—	439
Repurchase Agreement	—	16,240	—	16,240
Securities Lending Collateral	9,669	—	—	9,669

Total	$35,691	$24,945	$—	$60,636

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts — Appreciation	$—	$234	$—	$234
Forward Foreign Currency Contracts — Depreciation	—	(227)	—	(227)

Total	$—	$7	$—	$7

*	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica First Quadrant Global Macro

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Notional
	Amount	Value

PURCHASED OPTIONS — 0.4%
Call Options - 0.3%
CBOE SPX Volitility Index	$21	$10
Call Strike $25.00 Expires 02/16/2011
S&P 500 Index	29	295
Call Strike $1,300.00 Expires 02/19/2011
S&P 500 Index	31	15
Call Strike $1,450.00 Expires 04/16/2011
Put Options - 0.1%
S&P 500 Index	74	166
Put Strike $1,050.00 Expires 03/19/2011

Total Purchased Options (cost $648)		486

	Principal	Value

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS — 22.3%
United States — 22.3%
U.S. Treasury Bill
0.15%, 03/31/2011 ▲ ■ ☼	$9,500	9,498
0.15%, 02/10/2011 ▲ ☼	3,000	3,000
0.15%, 03/03/2011 ▲ ■ ☼ γ	9,000	8,999
0.16%, 03/10/2011 ▲ ■	3,000	3,000
0.17%, 06/16/2011 ▲ ■ ☼	4,000	3,997

Total Short-Term U.S. Government Obligations (cost $28,494)		28,494

	Principal	Value

REPURCHASE AGREEMENT — 78.2%
State Street Bank & Trust Co. 0.01% ▲, dated 01/31/2011, to be repurchased at $99,886 on 02/01/2011. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, with a total value of $101,886.	$99,886	$99,886
Total Repurchase Agreement (cost $99,886)
Total Investment Securities (cost $129,028) #		128,866
Other Assets and Liabilities — Net		(1,116)

Net Assets		$127,750

	Notional
	Amount	Value

WRITTEN-OPTIONS — (0.8%)
Call Options — (0.4%)
S&P 500 Index	$(31)	$(491)
Call Strike $1,325.00 Expires 04/16/2011
Put Options — (0.4%)
S&P 500 Index	(37)	(519)
Put Strike $1,225.00 Expires 03/19/2011

Total Written Options (Premiums: $1,473)		$(1,010)

FUTURES CONTRACTS:

				Net Unrealized
				Appreciation
Description	Type	Contracts Г	Expiration Date	(Depreciation)

10-Year Australian Treasury Bond	Short	(520)	03/15/2011	$(628)
10-Year Canada Government Bond	Short	(157)	03/22/2011	154
10-Year Japanese Government Bond Mini	Short	(76)	03/09/2011	(33)
10-Year U.S. Treasury Note	Long	443	03/22/2011	(1,108)
AEX Index	Long	11	02/18/2011	3
ASX SPI 200 Index	Short	(21)	03/17/2011	20
CAC 40 Index	Long	46	02/18/2011	13
DAX Index	Long	11	03/18/2011	33
FTSE 100 Index	Long	22	03/18/2011	1
FTSE MIB Index	Long	21	03/18/2011	188
German Euro BUND	Long	315	03/08/2011	(920)
Hang Seng Index	Short	(8)	02/25/2011	26
IBEX 35 Index	Long	21	02/18/2011	60
S&P 500 E-Mini Index	Long	25	03/18/2011	63
S&P 500 E-Mini Index	Short	(164)	03/18/2011	(26)
S&P TSE 60 Index	Short	(7)	03/17/2011	(28)
Topix Index	Long	14	03/11/2011	42
United Kingdom Long Gilt Bond	Short	(182)	03/29/2011	711

				$(1,429)

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica First Quadrant Global Macro

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Australian Dollar	(1,059)	03/16/2011	(1,053)	3
Australian Dollar	2,069	03/16/2011	2,068	(18)
Australian Dollar	(2,921)	03/16/2011	(2,860)	(34)
Australian Dollar	(2,688)	03/16/2011	(2,626)	(38)
Australian Dollar	(1,747)	03/16/2011	(1,728)	(3)
Australian Dollar	(209)	03/16/2011	(208)	♦
Australian Dollar	(3,423)	03/16/2011	(3,372)	(20)
Australian Dollar	1,384	03/16/2011	1,370	2
Australian Dollar	1,042	03/16/2011	1,036	(3)
Australian Dollar	1,638	03/16/2011	1,622	2
Australian Dollar	(24,030)	03/16/2011	(23,444)	(368)
Australian Dollar	(2,729)	03/16/2011	(2,660)	(44)
Australian Dollar	1,019	03/16/2011	1,021	(11)
Australian Dollar	1,103	03/16/2011	1,086	7
Australian Dollar	1,143	03/16/2011	1,129	4
Australian Dollar	(1,896)	03/16/2011	(1,915)	36
Canadian Dollar	1,987	03/16/2011	1,985	(3)
Canadian Dollar	1,364	03/16/2011	1,373	(13)
Canadian Dollar	513	03/16/2011	513	(1)
Canadian Dollar	686	03/16/2011	688	(4)
Canadian Dollar	1,983	03/16/2011	1,971	7
Canadian Dollar	799	03/16/2011	807	(9)
Canadian Dollar	(1,824)	03/16/2011	(1,812)	(8)
Canadian Dollar	1,929	03/16/2011	1,902	23
Canadian Dollar	1,826	03/16/2011	1,836	(13)
Canadian Dollar	(1,001)	03/16/2011	(988)	(11)
Canadian Dollar	(13,749)	03/16/2011	(13,660)	(58)
Canadian Dollar	212	03/16/2011	215	(3)
Euro	797	03/16/2011	1,092	(1)
Euro	725	03/16/2011	940	53
Euro	13,919	03/16/2011	18,574	472
Euro	1,285	03/16/2011	1,761	(3)
Euro	1,274	03/16/2011	1,674	70
Euro	(1,455)	03/16/2011	(1,939)	(51)
Euro	(1,714)	03/16/2011	(2,283)	(63)
Euro	(1,361)	03/16/2011	(1,814)	(48)
Euro	890	03/16/2011	1,177	40
Euro	74	03/16/2011	101	♦
Euro	(1,960)	03/16/2011	(2,601)	(81)
Euro	(1,051)	03/16/2011	(1,380)	(59)
Euro	(1,510)	03/16/2011	(2,061)	(5)
Euro	(3,431)	03/16/2011	(4,541)	(154)
Euro	(360)	03/16/2011	(479)	(14)
Euro	(2,143)	03/16/2011	(2,832)	(100)
Euro	(1,372)	03/16/2011	(1,799)	(77)
Euro	(1,308)	03/16/2011	(1,780)	(10)
Euro	1,253	03/16/2011	1,665	49
Japanese Yen	68,744	03/16/2011	838	♦
Japanese Yen	2,901	03/16/2011	35	♦
Japanese Yen	69,355	03/16/2011	836	9
Japanese Yen	114,099	03/16/2011	1,405	(14)
Japanese Yen	95,129	03/16/2011	1,154	6
Japanese Yen	156,956	03/16/2011	1,894	19
Japanese Yen	62,035	03/16/2011	742	14
Japanese Yen	(183,763)	03/16/2011	(2,234)	(5)
Japanese Yen	(100,149)	03/16/2011	(1,195)	(26)
Japanese Yen	(1,033,714)	03/16/2011	(12,499)	(99)
Japanese Yen	59,872	03/16/2011	726	4
Japanese Yen	60,091	03/16/2011	724	8
New Zealand Dollar	(2,309)	03/16/2011	(1,716)	(59)
New Zealand Dollar	(2,288)	03/16/2011	(1,764)	5
New Zealand Dollar	1,600	03/16/2011	1,210	20

The notes are an integral part of this report. Transamerica Funds	January 31, 2011 Form NQ

Transamerica First Quadrant Global Macro

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

New Zealand Dollar	1,482	03/16/2011	1,137	3
New Zealand Dollar	1,716	03/16/2011	1,274	46
New Zealand Dollar	(2,679)	03/16/2011	(1,991)	(69)
New Zealand Dollar	(5,335)	03/16/2011	(4,035)	(68)
New Zealand Dollar	(737)	03/16/2011	(567)	1
New Zealand Dollar	(1,923)	03/16/2011	(1,451)	(28)
New Zealand Dollar	(3,310)	03/16/2011	(2,542)	(3)
New Zealand Dollar	(2,700)	03/16/2011	(2,029)	(48)
New Zealand Dollar	(1,864)	03/16/2011	(1,426)	(7)
New Zealand Dollar	2,894	03/16/2011	2,122	104
New Zealand Dollar	2,078	03/16/2011	1,579	19
Pound Sterling	109	03/16/2011	173	1
Pound Sterling	757	03/16/2011	1,172	40
Pound Sterling	161	03/16/2011	258	♦
Pound Sterling	(584)	03/16/2011	(912)	(23)
Pound Sterling	(1,390)	03/16/2011	(2,181)	(44)
Pound Sterling	(107)	03/16/2011	(166)	(5)
Pound Sterling	1,621	03/16/2011	2,522	74
Pound Sterling	165	03/16/2011	261	3
Pound Sterling	273	03/16/2011	434	4
Pound Sterling	861	03/16/2011	1,329	51
Pound Sterling	17,438	03/16/2011	27,332	590
Pound Sterling	923	03/16/2011	1,453	26
Pound Sterling	(278)	03/16/2011	(432)	(13)
Pound Sterling	508	03/16/2011	805	8
Pound Sterling	(136)	03/16/2011	(213)	(4)
Pound Sterling	(50)	03/16/2011	(79)	(1)
Pound Sterling	(23)	03/16/2011	(37)	♦
Pound Sterling	(254)	03/16/2011	(406)	(1)
Pound Sterling	(50)	03/16/2011	(79)	(1)
Pound Sterling	887	03/16/2011	1,373	48
Pound Sterling	421	03/16/2011	658	16
Pound Sterling	(104)	03/16/2011	(166)	♦
Pound Sterling	258	03/16/2011	410	3
Pound Sterling	(145)	03/16/2011	(231)	(2)
Swedish Krona	1,993	03/16/2011	292	17
Swedish Krona	1,995	03/16/2011	297	12
Swedish Krona	8,148	03/16/2011	1,250	11
Swedish Krona	70,720	03/16/2011	10,301	643
Swedish Krona	9,624	03/16/2011	1,403	86
Swedish Krona	7,379	03/16/2011	1,101	41
Swedish Krona	(6,856)	03/16/2011	(995)	(66)
Swedish Krona	5,805	03/16/2011	899	(1)
Swedish Krona	10,308	03/16/2011	1,503	93
Swedish Krona	10,714	03/16/2011	1,586	72
Swedish Krona	12,891	03/16/2011	1,883	112
Swedish Krona	9,028	03/16/2011	1,374	23
Swedish Krona	6,480	03/16/2011	947	55
Swedish Krona	13,700	03/16/2011	2,032	88
Swedish Krona	6,394	03/16/2011	934	55
Swedish Krona	(6,060)	03/16/2011	(872)	(66)
Swedish Krona	8,330	03/16/2011	1,204	85
Swedish Krona	3,855	03/16/2011	563	33
Swedish Krona	17,353	03/16/2011	2,666	20
Swiss Franc	1,639	03/16/2011	1,705	31
Swiss Franc	300	03/16/2011	308	10
Swiss Franc	1,490	03/16/2011	1,584	(5)
Swiss Franc	1,202	03/16/2011	1,254	20
Swiss Franc	(1,777)	03/16/2011	(1,884)	1
Swiss Franc	(17,849)	03/16/2011	(18,252)	(665)
Swiss Franc	2,468	03/16/2011	2,575	41
Swiss Franc	(1,706)	03/16/2011	(1,784)	(24)
Swiss Franc	1,168	03/16/2011	1,214	25
Swiss Franc	2,728	03/16/2011	2,840	51

The notes are an integral part of this report. Transamerica Funds	January 31, 2011 Form NQ

Transamerica First Quadrant Global Macro

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Swiss Franc	(2,267)	03/16/2011	(2,386)	(17)
Swiss Franc	(1,204)	03/16/2011	(1,268)	(7)
Swiss Franc	1,306	03/16/2011	1,355	29
Swiss Franc	1,397	03/16/2011	1,466	14
Swiss Franc	1,692	03/16/2011	1,756	38
Swiss Franc	1,516	03/16/2011	1,622	(15)
Swiss Franc	2,688	03/16/2011	2,786	63
Swiss Franc	(1,806)	03/16/2011	(1,918)	4

				$949

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 01/31/2011.

♦	Net unrealized appreciation (depreciation) is less than $1 or $(1).

☼	All or a portion of these securities, in the amount of $8,908, have been segregated with the broker to cover open forward contracts.

■	All or a portion of these securities, in the amount of $12,496, have been segregated with the broker to cover open written options.

ץ	A portion of this security, in the amount of $6,999, has been segregated with the broker to cover margin requirements for open futures contracts.

Г	Contract amounts are not in thousands.

#	Aggregate cost for federal income tax purposes is $129,028. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1 and $163, respectively. Net unrealized depreciation for tax purposes is $162.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Purchased Options	$486	$—	$—	$486
Repurchase Agreement	—	99,886	—	99,886
Short-Term U.S. Government Obligations	—	28,494	—	28,494

Total	$486	$128,380	$—	$128,866

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$—	$(1,010)	$—	$(1,010)

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts — Appreciation	$1,314	$—	$—	$1,314
Futures Contracts — Depreciation	(2,743)	—	—	(2,743)
Forward Foreign Currency Contracts — Appreciation	—	3,663	—	3,663
Forward Foreign Currency Contracts — Depreciation	—	(2,714)	—	(2,714)

Total	$(1,429)	$949	$—	$(480)

*	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Funds	January 31, 2011 Form NQ

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts in thousands)
(unaudited)

		Principal	Value

U.S. GOVERNMENT OBLIGATIONS — 1.7%
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029		$2,140	$2,367
U.S. Treasury Note
1.25%, 09/30/2015 — 10/31/2015		1,725	1,679

Total U.S. Government Obligations (cost $3,989)			4,046

U.S. GOVERNMENT AGENCY OBLIGATION — 0.7%
Freddie Mac, IO
5.00%, 08/01/2035		8,413	1,716
Total U.S. Government Agency Obligation (cost $2,043)
FOREIGN GOVERNMENT OBLIGATIONS — 4.8%
Canada Housing Trust No. 1
3.15%, 06/15/2015	CAD	2,500	2,553
Republic of Chile
5.50%, 08/05/2020	CLP	994,500	2,089
Republic of The Philippines
4.95%, 01/15/2021	PHP	90,000	2,046
United Mexican States
7.00%, 06/19/2014	MXN	18,000	1,530
7.50%, 06/21/2012	MXN	35,000	2,983

Total Foreign Government Obligations (cost $10,595)			11,201

MORTGAGE-BACKED SECURITIES — 8.1%
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 — 144A *		$1,785	1,878
American Tower Trust
Series 2007-1A, Class D
5.96%, 04/15/2037 — 144A		1,950	2,062
BCAP LLC Trust
Series 2009-RR3, Class 2A1
5.55%, 05/26/2037 — 144A *		378	393
Series 2009-RR6, Class 2A1
5.32%, 08/26/2035 — 144A *		1,273	1,224
Series 2009-RR10, Class 2A1
3.05%, 08/26/2035 — 144A *		861	868
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 — 144A *		1,255	1,294
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 — 144A *		1,663	1,708
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 — 144A *		1,764	1,829
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.23%, 12/26/2037 — 144A *		530	548
Series 2009-R7, Class 1A1
5.50%, 02/26/2036 — 144A *		856	882
Series 2009-R7, Class 4A1
3.06%, 09/26/2034 — 144A *		882	887
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 — 144A		428	426
Series 2009-R7, Class 12A1
5.25%, 08/26/2036 — 144A *		500	506
Series 2009-R7, Class 16A1
5.56%, 12/26/2036 — 144A *		222	226
Series 2009-R9, Class 1A1
5.72%, 08/26/2046 — 144A *		825	839
JP Morgan Re-REMIC
Series 2009-7, Class 8A1
5.62%, 01/27/2047 — 144A *		959	960

		Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates
Series 2003-S9, Class A6
5.25%, 10/25/2033		$1,475	$1,500
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *		484	492
Series 2003-L, Class 1A2
4.51%, 11/25/2033 *		337	345

Total Mortgage-Backed Securities (cost $17,957)			18,867

ASSET-BACKED SECURITIES — 4.7%
America West Airlines Pass-Through Trust
Series 2001-1, Class G
8.06%, 07/02/2020		1,754	1,850
Continental Airlines Pass-Through Trust
Series 1997-1, Class A
7.46%, 04/01/2015		1,541	1,602
Gazprom Via Gaz Capital SA
Series , Class
8.13%, 07/31/2014 — 144A		2,060	2,318
Northwest Airlines Pass-Through Trust
Series 2002-1, Class G2
6.26%, 11/20/2021		2,556	2,633
UAL Pass-Through Trust
Series 2009-1, Class
10.40%, 11/01/2016		2,172	2,514

Total Asset-Backed Securities (cost $10,382)			10,917

MUNICIPAL GOVERNMENT OBLIGATIONS — 1.5%
Rhode Island Economic Development Corp.
6.00%, 11/01/2015 §		1,545	1,532
State of California
7.95%, 03/01/2036		1,820	1,868

Total Municipal Government Obligations (cost $3,367)			3,400

PREFERRED CORPORATE DEBT SECURITIES — 5.9%
Commercial Banks — 3.2%
PNC Financial Services Group, Inc.
8.25%, 05/21/2013 * Ž Λ		2,500	2,661
Rabobank Nederland NV
11.00%, 06/30/2019 — 144A * Ž Λ		1,695	2,191
Wells Fargo & Co. — Series K
7.98%, 03/15/2018 * Ž		2,400	2,568
Diversified Financial Services — 2.1%
JPMorgan Chase Capital XXV — Series Y
6.80%, 10/01/2037		1,500	1,548
ZFS Finance USA Trust II
6.45%, 06/15/2016 — 144A *		3,300	3,300
Insurance — 0.6%
Reinsurance Group of America, Inc. — Series A
6.75%, 12/15/2065 *		1,375	1,330

Total Preferred Corporate Debt Securities (cost $12,546)			13,598

CORPORATE DEBT SECURITIES — 64.7%
Beverages — 1.3%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015	BRL	2,200	1,343
Beverages & More, Inc.
9.63%, 10/01/2014 — 144A		$1,635	1,704

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Building Products — 0.4%
Voto-Votorantim Overseas Trading
Operations NV
6.63%, 09/25/2019 — 144A	$840	$881
Capital Markets — 1.8%
E*Trade Financial Corp.
7.38%, 09/15/2013	1,900	1,893
Macquarie Group, Ltd.
6.25%, 01/14/2021 — 144A Λ	2,375	2,382
Commercial Banks — 6.4%
Barclays Bank PLC
7.38%, 06/29/2049	1,298	1,280
10.18%, 06/12/2021 — 144A	1,480	1,858
BBVA Bancomer SA
7.25%, 04/22/2020 — 144A	1,400	1,452
M&I Marshall & Ilsley Bank
4.85%, 06/16/2015	1,245	1,293
5.00%, 01/17/2017	2,050	2,119
Regions Bank
7.50%, 05/15/2018	2,560	2,695
Scotland International Finance
6.50%, 02/15/2011 — 144A	1,440	1,439
Zions Bancorporation
7.75%, 09/23/2014 Λ	2,500	2,656
Commercial Services & Supplies — 1.4%
KAR Auction Services, Inc.
8.75%, 05/01/2014	1,890	1,966
Steelcase, Inc.
6.38%, 02/15/2021	1,300	1,327
Consumer Finance — 0.6%
Block Financial LLC
5.13%, 10/30/2014 Λ	1,300	1,302
Containers & Packaging — 1.3%
Graphic Packaging International, Inc.
9.50%, 06/15/2017 Λ	2,625	2,907
Distributors — 0.6%
Edgen Murray Corp.
12.25%, 01/15/2015 Λ	1,500	1,358
Diversified Financial Services — 15.2%
Aviation Capital Group
7.13%, 10/15/2020 — 144A	2,700	2,698
Cemex Finance LLC
9.50%, 12/14/2016 — 144A Λ	2,555	2,616
CIT Group, Inc.
7.00%, 05/01/2014 Λ	1,575	1,605
Glencore Funding LLC
6.00%, 04/15/2014 — 144A	2,000	2,117
GTP Towers Issuer LLC
4.44%, 02/15/2015 — 144A	2,295	2,371
International Lease Finance Corp.
5.45%, 03/24/2011	1,170	1,176
6.50%, 09/01/2014 — 144A Λ	2,360	2,513
Irish Life & Permanent Group Holdings PLC
3.60%, 01/14/2013 — 144A	2,500	2,265
Marina District Finance Co., Inc.
9.50%, 10/15/2015 — 144A Λ	1,955	1,984
9.88%, 08/15/2018 — 144A Λ	65	66
Oaktree Capital Management, LP
6.75%, 12/02/2019 — 144A	1,950	1,985
QHP Royalty Sub LLC
10.25%, 03/15/2015 — 144A	1,495	1,507

	Principal	Value

Diversified Financial Services (continued)
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	$1,000	$1,326
Selkirk Cogen Funding Corp. — Series A
8.98%, 06/26/2012	1,046	1,088
Sensus USA, Inc.
8.63%, 12/15/2013	500	508
Stone Street Trust
5.90%, 12/15/2015 — 144A	2,450	2,593
TNK-BP Finance SA
7.50%, 03/13/2013 — 144A	1,345	1,451
Unison Ground Lease Funding LLC
6.39%, 04/15/2020 — 144A	2,615	2,674
WCP Wireless Site Funding LLC
6.83%, 11/15/2015 — 144A	2,570	2,468
Diversified Telecommunication Services — 0.7%
Sprint Capital Corp.
8.38%, 03/15/2012	1,300	1,381
West Corp.
7.88%, 01/15/2019 — 144A	320	332
Electric Utilities — 1.0%
Intergen NV
9.00%, 06/30/2017 — 144A	2,075	2,225
Electrical Equipment — 1.1%
Polypore International, Inc.
7.50%, 11/15/2017 — 144A	2,560	2,650
Electronic Equipment & Instruments — 1.0%
Anixter, Inc.
5.95%, 03/01/2015	2,300	2,283
Energy Equipment & Services — 1.1%
Enterprise Products Operating LLC — Series A
8.38%, 08/01/2066 *	1,150	1,242
Weatherford International, Ltd.
9.63%, 03/01/2019 Λ	945	1,232
Food & Staples Retailing — 1.8%
Ingles Markets, Inc.
8.88%, 05/15/2017 Λ	2,140	2,295
Stater Bros Holdings, Inc.
7.38%, 11/15/2018 — 144A	65	67
SUPERVALU, Inc.
7.50%, 11/15/2014 Λ	1,900	1,867
Food Products — 1.7%
Arcor
7.25%, 11/09/2017 — 144A	1,285	1,381
C&S Group Enterprises LLC
8.38%, 05/01/2017 — 144A Λ	1,279	1,268
Michael Foods, Inc.
9.75%, 07/15/2018 — 144A	1,200	1,314
Gas Utilities — 0.9%
EQT Corp.
8.13%, 06/01/2019	1,960	2,303
Health Care Providers & Services — 0.9%
Community Health Systems, Inc.
8.88%, 07/15/2015	1,900	2,007
Hotels, Restaurants & Leisure — 2.3%
Firekeepers Development Authority
13.88%, 05/01/2015 — 144A	1,075	1,279
MGM Resorts International
6.75%, 09/01/2012 Λ	1,600	1,619
8.38%, 02/01/2011 Λ	1,850	1,850

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Hotels, Restaurants & Leisure (continued)
Pokagon Gaming Authority
10.38%, 06/15/2014 — 144A	$650	$673
Station Casinos, Inc.
6.88%, 03/01/2016 Џ §	700
Household Durables — 0.8%
Lennar Corp.
12.25%, 06/01/2017	550	677
Sealy Mattress Co.
8.25%, 06/15/2014 Λ	1,125	1,150
Insurance — 3.2%
American Financial Group, Inc.
9.88%, 06/15/2019	1,100	1,309
Chubb Corp.
6.38%, 03/29/2067 *	2,300	2,438
Fidelity National Financial, Inc.
6.60%, 05/15/2017	2,580	2,582
Oil Insurance, Ltd.
7.56%, 06/30/2011 — 144A * Ž	1,245	1,163
IT Services — 0.9%
Cardtronics, Inc.
8.25%, 09/01/2018	1,890	2,036
Machinery — 0.8%
American Railcar Industries, Inc.
7.50%, 03/01/2014	1,855	1,878
Media — 0.5%
Lions Gate Entertainment, Inc.
10.25%, 11/01/2016 — 144A	1,010	1,081
Metals & Mining — 0.6%
Anglo American Capital PLC
9.38%, 04/08/2019 — 144A	890	1,198
FMG Resources Property, Ltd.
7.00%, 11/01/2015 — 144A	160	165
Multi-Utilities — 0.9%
Black Hills Corp.
5.88%, 07/15/2020	1,200	1,239
9.00%, 05/15/2014	690	796
Oil, Gas & Consumable Fuels — 4.1%
Berry Petroleum Co.
10.25%, 06/01/2014	1,575	1,814
Energy Transfer Equity, LP
7.50%, 10/15/2020	320	342
Lukoil International Finance BV
6.38%, 11/05/2014 — 144A	1,280	1,368
OPTI Canada, Inc.
8.25%, 12/15/2014 Λ	1,770	1,062
Petrohawk Energy Corp.
7.25%, 08/15/2018	1,050	1,079
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 — 144A	776	943
Petroleum Development Corp.
12.00%, 02/15/2018	1,000	1,128
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 — 144A	1,545	1,776
Paper & Forest Products — 2.5%
Ainsworth Lumber Co., Ltd.
11.00%, 07/29/2015 — 144A Ώ	3,161	3,095
Exopack Holding Corp.
11.25%, 02/01/2014	2,650	2,723

	Principal	Value

Real Estate Investment Trusts — 2.1%
Entertainment Properties Trust
7.75%, 07/15/2020 — 144A	$2,335	$2,452
Kilroy Realty, LP
6.63%, 06/01/2020	2,440	2,414
Specialty Retail — 1.1%
Michaels Stores, Inc.
11.38%, 11/01/2016 Λ	1,200	1,314
Sally Holdings LLC
9.25%, 11/15/2014	1,250	1,313
Tobacco — 0.7%
Lorillard Tobacco Co.
8.13%, 06/23/2019	1,635	1,769
Transportation Infrastructure — 0.9%
Martin Midstream Partners LP
8.88%, 04/01/2018	1,900	1,976
Wireless Telecommunication Services — 4.1%
Crown Castle Towers LLC
4.88%, 08/15/2020 — 144A	2,350	2,298
6.11%, 01/15/2020 — 144A	2,300	2,445
Nextel Communications, Inc. — Series D
7.38%, 08/01/2015	2,200	2,217
SBA Tower Trust
5.10%, 04/15/2017 — 144A	2,365	2,483

Total Corporate Debt Securities (cost $143,080)		149,857

CONVERTIBLE BOND — 0.6%
Automobiles — 0.6%
Ford Motor Co.
4.25%, 11/15/2016	730	1,396
Total Convertible Bond (cost $730)

	Shares	Value

CONVERTIBLE PREFERRED STOCK — 1.0%
Diversified Financial Services — 1.0%
Vale Capital II 6.75% Λ	22,000	2,211
Total Convertible Preferred Stock (cost $1,657)
PREFERRED STOCKS — 1.2%
Commercial Banks — 0.4%
BB&T Capital Trust VI 9.60% Λ	34,000	958
Diversified Telecommunication Services — 0.8%
Centaur Funding Corp. 9.08% — 144A	1,661	1,795

Total Preferred Stocks (cost $3,003)		2,753

COMMON STOCKS — 1.8%
Auto Components — 0.7%
Johnson Controls, Inc.	40,000	1,536
Diversified Telecommunication Services — 1.1%
Verizon Communications, Inc.	75,000	2,671

Total Common Stocks (cost $3,514)		4,207

WARRANT — 1.3%
Commercial Banks — 1.2%
Wells Fargo & Co. ‡
Expiration: 10/28/2018
Exercise Price: $34.01	278,210	2,949
Total Warrant (cost $2,192)
SECURITIES LENDING COLLATERAL — 10.9%
State Street Navigator Securities Lending
Trust — Prime Portfolio, 0.31% ▲	25,368,451	25,368
Total Securities Lending Collateral (cost $25,368)

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENT—0.6%
State Street Bank & Trust Co. 0.01% ▲, dated 01/31/2011, to be repurchased at $1,312 on 02/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, with a value of $1,340.	$1,312	$1,312
Total Repurchase Agreement (cost $1,312)

Total Investment Securities (cost $241,735) #		253,798
Other Assets and Liabilities — Net		(22,107)

Net Assets		$231,691

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 01/31/2011.

Ž	The security has a perpetual maturity. The date shown is the next call date.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $24,846.

Џ	In default.

♦	Value and/or principal is less than $1.

Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

§	Illiquid. These securities aggregated to $1,532, or 0.66%, of the fund’s net assets.

▲	Rate shown reflects the yield at 01/31/2011.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $241,735. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $14,660 and $2,597, respectively. Net unrealized appreciation for tax purposes is $12,063.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2011, these securities aggregated $96,814, or 41.79%, of the fund’s net assets.

CAD	Canadian Dollar

CLP	Chilean Peso

IO	Interest Only

MXN	Mexican Peso

PHP	Philippines Peso

REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$10,917	$—	$10,917
Common Stocks	4,207	—	—	4,207
Convertible Bonds	—	1,396	—	1,396
Convertible Preferred Stocks	2,211	—	—	2,211
Corporate Debt Securities	—	149,857	—	149,857
Foreign Government Obligations	—	11,201	—	11,201
Mortgage-Backed Securities	—	18,867	—	18,867
Municipal Government Obligations	—	3,400	—	3,400
Preferred Corporate Debt Securities	—	13,598	—	13,598
Preferred Stocks	2,753	—	—	2,753
Repurchase Agreement	—	1,312	—	1,312
Securities Lending Collateral	25,368	—	—	25,368
U.S. Government Agency Obligation	—	1,716	—	1,716
U.S. Government Obligations	—	4,046	—	4,046
Warrants	2,949	—	—	2,949

Total	$37,488	$216,310	$—	$253,798

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Focus

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 91.7%
Air Freight & Logistics — 2.0%
CH Robinson Worldwide, Inc.	44,321	$3,417
Biotechnology — 4.3%
Alexion Pharmaceuticals, Inc. ‡	86,608	7,260
Commercial Banks — 1.4%
PrivateBancorp, Inc. — Class A	151,136	2,323
Communications Equipment — 7.3%
QUALCOMM, Inc.	224,019	12,126
Computers & Peripherals — 7.7%
Apple, Inc. ‡	37,973	12,884
Diversified Consumer Services — 4.4%
K12, Inc. ‡	140,126	3,818
Strayer Education, Inc.	29,946	3,594
Diversified Financial Services — 2.1%
Bank of America Corp.	255,425	3,507
Food Products — 2.4%
Green Mountain Coffee Roasters, Inc. ‡	119,610	4,017
Health Care Equipment & Supplies — 1.6%
Covidien PLC	55,721	2,645
Hotels, Restaurants & Leisure — 9.7%
Marriott International, Inc. — Class A	280,407	11,074
Peet’s Coffee & Tea, Inc. ‡	133,267	5,085
Internet & Catalog Retail — 13.9%
Amazon.com, Inc. ‡	57,631	9,776
NetFlix, Inc. ‡	27,025	5,786
priceline.com, Inc. ‡	17,547	7,518
Internet Software & Services — 9.9%
Google, Inc. — Class A ‡	10,892	6,538
QuinStreet, Inc. ‡	187,815	4,228
Rackspace Hosting, Inc. ‡	171,700	5,754
Machinery — 5.1%
Kennametal, Inc. ^	77,083	3,130
PACCAR, Inc.	92,826	5,243

	Shares	Value

Media — 4.2%
IMAX Corp. ‡	275,720	$7,056
Oil, Gas & Consumable Fuels — 0.9%
Rosetta Resources, Inc. ‡	36,845	1,472
Professional Services — 2.5%
Robert Half International, Inc. ^	133,658	4,192
Road & Rail — 1.4%
Kansas City Southern ‡	46,078	2,303
Software — 6.6%
Citrix Systems, Inc. ‡	83,741	5,291
RealD, Inc. ‡	94,200	2,230
Rosetta Stone, Inc. ‡	104,650	1,968
Rovi Corp. ‡	25,997	1,606
Specialty Retail — 1.5%
CarMax, Inc. ‡	76,980	2,513
Textiles, Apparel & Luxury Goods — 2.8%
Nike, Inc. — Class B	55,851	4,607

Total Common Stocks (cost $105,005)		152,961

SECURITIES LENDING COLLATERAL — 1.0%
State Street Navigator Securities Lending
Trust — Prime Portfolio, 0.31% ▲	1,738,117	1,738
Total Securities Lending Collateral (cost $1,738)

	Principal	Value

REPURCHASE AGREEMENT — 7.8%
State Street Bank & Trust Co. 0.01% ▲, dated 01/31/2011, to be repurchased at $13,087 on 02/01/2011. Collateralized by U.S. Government Agency Obligations, 2.50% — 4.00%, due 07/15/2025 — 04/01/2034, with a total value of $13,351.	$13,087	13,087
Total Repurchase Agreement (cost $13,087)

Total Investment Securities (cost $119,830) #		167,786
Other Assets and Liabilities — Net		(863)

Net Assets		$166,923

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $1,702.

▲	Rate shown reflects the yield at 01/31/2011.

#	Aggregate cost for federal income tax purposes is $119,830. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $50,396 and $2,440, respectively. Net unrealized appreciation for tax purposes is $47,956.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$150,316	$2,645	$—	$152,961
Repurchase Agreement	—	13,087	—	13,087
Securities Lending Collateral	1,738	—	—	1,738

Total	$152,054	$15,732	$—	$167,786

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Goldman Sachs Commodity Strategy
(formerly, Transamerica BlackRock Natural Resources)

CONSOLIDATED SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

SHORT-TERM U.S. GOVERNMENT OBLIGATION — 64.6%
U.S. Treasury Bill
0.16%, 04/28/2011 ▲	$112,000	$111,955
Total Short-Term U.S. Government Obligation (cost $111,955)
REPURCHASE AGREEMENT — 29.2%
State Street Bank & Trust Co. 0.01% ▲, dated 01/31/2011, to be repurchased at $50,528 on 02/01/2011. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, with a total value of $51,544.	50,528	50,528
Total Repurchase Agreement (cost $50,528)

Total Investment Securities (cost $162,483) #		162,483
Other Assets and Liabilities — Net		10,820

Net Assets		$173,303

TOTAL RETURN SWAPS ON INDICES: β

								Upfront
Pay/Receive								Premiums	Unrealized
on Reference		# of	Financing	Notional	Termination		Market	Paid/	Appreciation
Index(A)	Index	Shares/Units	Rate (BP)	Amount	Date	Counterparty	Value	(Received)	(Depreciation)
Pay	DJ-UBS Commodity Index 3-Month Forward Excess Return	85	0.35	$29,171	03/31/2011	BAML	$29,171	$29,171	$—
							(29,171)	(29,171)	—
Pay	DJ-UBS Commodity Index 3-Month Forward Excess Return	239	0.35	81,522	10/12/2011	UAG	81,522	81,522	—
							(81,522)	(81,522)	—
Pay	Merrill Lynch Commodity Index eXtra GA6 Excess Return	7	0.40	1,422	03/31/2011	BAML	1,422	1,422	—
							(1,422)	(1,422)	—
Pay	Merrill Lynch Commodity Index eXtra GA6 Excess Return	15	0.42	2,979	03/31/2011	BAML	2,979	2,979	—
							(2,979)	(2,979)	—
Pay	Merrill Lynch Commodity Index eXtra GA6 Excess Return	252	0.42	50,890	03/31/2011	BAML	50,890	50,890	—
							(50,890)	(50,890)	—
Pay	Merrill Lynch Commodity Index eXtra GA6 Excess Return	6	0.42	1,142	03/31/2011	BAML	1,142	1,142	—
							(1,142)	(1,142)	—
Pay	Merrill Lynch Commodity Index eXtra GA6 Excess Return	13	0.42	2,590	03/31/2011	BAML	2,590	2,590	—
							(2,590)	(2,590)	—
Pay	Merrill Lynch Commodity Index eXtra GA6 Excess Return	8	0.42	1,620	03/31/2011	BAML	1,620	1,620	—
							(1,620)	(1,620)	—
Pay	Merrill Lynch Commodity Index eXtra GA6 Excess Return	5	0.42	1,069	03/31/2011	BAML	1,069	1,069	—
							(1,069)	(1,069)	—

							$—	$—	$—

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 01/31/2011.

ß	Cash, in the amount of $7,660, has been segregated by the custodian for the benefit of the broker for open swap contracts.

(A)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

#	Aggregate cost for federal income tax purposes is $162,483.

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Goldman Sachs Commodity Strategy
(formerly, Transamerica BlackRock Natural Resources)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
DEFINITIONS:

BP	Basis Point
BAML	Bank of America/Merrill Lynch
UAG	UBS AG
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Repurchase Agreement	$—	$50,528	$—	$50,528
Short-Term U.S. Government Obligation	—	111,955	—	111,955

Total	$—	$162,483	$—	$162,483

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Total Return Swap — Appreciation/(Depreciation)	$—	$—	$—	$—

*	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 96.3%
Air Freight & Logistics — 5.5%
CH Robinson Worldwide, Inc. Λ	179,771	$13,858
Expeditors International of Washington, Inc.	137,025	6,943
Auto Components — 5.4%
BorgWarner, Inc. ‡ Λ	213,673	14,403
WABCO Holdings, Inc. ‡ Λ	102,320	5,975
Biotechnology — 2.6%
BioMarin Pharmaceutical, Inc. ‡ Λ	114,432	2,909
Myriad Genetics, Inc. ‡ Λ	245,849	4,907
Onyx Pharmaceuticals, Inc. ‡	59,469	2,098
Capital Markets — 3.4%
Cohen & Steers, Inc. Λ	134,550	3,809
Greenhill & Co., Inc. Λ	64,410	4,471
T. Rowe Price Group, Inc. Λ	66,458	4,381
Chemicals — 1.1%
Ecolab, Inc. Λ	83,621	4,155
Commercial Banks — 3.3%
City National Corp. Λ	223,124	12,894
Communications Equipment — 3.7%
Juniper Networks, Inc. ‡ Λ	136,968	5,084
Polycom, Inc. ‡ Λ	201,862	8,852
Construction & Engineering — 3.5%
Foster Wheeler AG ‡ Λ	360,820	13,282
Consumer Finance — 2.1%
Green Dot Corp. — Class A ‡ Λ	123,026	7,740
Diversified Consumer Services — 1.0%
Strayer Education, Inc. Λ	31,781	3,814
Diversified Financial Services — 1.1%
MSCI, Inc. — Class A ‡ Λ	122,514	4,194
Electrical Equipment — 3.3%
Cooper Industries PLC — Class A Λ	200,894	12,307
Energy Equipment & Services — 5.2%
Cameron International Corp. ‡	152,090	8,106
Core Laboratories NV Λ	127,724	11,657
Food Products — 1.0%
Green Mountain Coffee Roasters, Inc. ‡ Λ	117,794	3,956
Health Care Equipment & Supplies — 3.5%
Idexx Laboratories, Inc. ‡ Λ	53,090	3,807
Intuitive Surgical, Inc. ‡ Λ	29,079	9,389
Hotels, Restaurants & Leisure — 2.6%
Wynn Resorts, Ltd. Λ	84,943	9,881
Internet & Catalog Retail — 2.0%
NetFlix, Inc. ‡ Λ	25,900	5,544
priceline.com, Inc. ‡ Λ	4,487	1,923
Internet Software & Services — 2.4%
Opentable, Inc. ‡ Λ	49,680	3,906
Rackspace Hosting, Inc. ‡ Λ	149,501	5,010
Life Sciences Tools & Services — 3.7%
Covance, Inc. ‡ Λ	80,487	4,538
Illumina, Inc. ‡ Λ	131,943	9,150
Machinery — 6.6%
Donaldson Co., Inc. Λ	62,123	3,640
Joy Global, Inc. Λ	91,455	7,973
Kennametal, Inc. Λ	326,431	13,253

	Shares	Value

Media — 4.1%
IMAX Corp. ‡ Λ	603,970	$15,456
Metals & Mining — 3.5%
Allegheny Technologies, Inc. Λ	203,126	13,242
Oil, Gas & Consumable Fuels — 2.8%
Continental Resources, Inc. ‡ Λ	162,520	10,435
Professional Services — 1.4%
Robert Half International, Inc. Λ	173,446	5,439
Road & Rail — 3.9%
Kansas City Southern ‡ Λ	292,212	14,604
Semiconductors & Semiconductor Equipment — 3.6%
ARM Holdings PLC ADR Λ	300,815	7,532
Broadcom Corp. — Class A Λ	133,313	6,011
Software — 10.6%
Concur Technologies, Inc. ‡ Λ	67,220	3,430
Informatica Corp. ‡ Λ	118,689	5,507
Intuit, Inc. ‡ Λ	185,555	8,708
RealD, Inc. ‡ Λ	390,137	9,235
Rovi Corp. ‡ Λ	165,001	10,190
Salesforce.com, Inc. ‡ Λ	22,718	2,934
Specialty Retail — 1.0%
CarMax, Inc. ‡ Λ	115,726	3,778
Textiles, Apparel & Luxury Goods — 1.2%
Under Armour, Inc. — Class A ‡ Λ	74,212	4,442
Trading Companies & Distributors — 1.2%
WW Grainger, Inc. Λ	33,769	4,440

Total Common Stocks (cost $261,885)		363,192

SECURITIES LENDING COLLATERAL — 25.1%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.31% ▲	94,834,846	94,835
Total Securities Lending Collateral (cost $94,835)

	Principal	Value

REPURCHASE AGREEMENT — 3.3%
State Street Bank & Trust Co. 0.01% ▲, dated 01/31/2011, to be repurchased at $12,314 on 02/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $12,561.	$12,314	12,314
Total Repurchase Agreement (cost $12,314)

Total Investment Securities (cost $369,034) #		470,341
Other Assets and Liabilities — Net		(93,097)

Net Assets		$377,244

The notes are an integral part of this report. Transamerica Funds	January 31, 2011 Form NQ

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $92,844.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 01/31/2011.

#	Aggregate cost for federal income tax purposes is $369,034. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $103,011 and $1,704, respectively. Net unrealized appreciation for tax purposes is $101,307.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$318,414	$44,778	$—	$363,192
Repurchase Agreement	—	12,314	—	12,314
Securities Lending Collateral	94,835	—	—	94,835

Total	$413,249	$57,092	$—	$470,341

The notes are an integral part of this report. Transamerica Funds	January 31, 2011 Form NQ

Transamerica Hansberger International Value
(formerly, Transamerica AllianceBernstein International Value)

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

PREFERRED STOCK — 1.0%
Germany — 1.0%
Henkel AG & Co., KGaA, 1.19% ▲	43,994	$2,683
Total Preferred Stock (cost $2,703)
COMMON STOCKS — 97.5%
Australia — 2.5%
Commonwealth Bank of Australia	59,033	3,086
Westpac Banking Corp.	157,909	3,618
Bermuda — 1.0%
GOME Electrical Appliances Holdings, Ltd. ‡	6,863,000	2,588
Brazil — 5.1%
Cia Energetica de Minas Gerais ADR Λ	223,270	3,688
Gafisa SA ADR Λ	192,642	2,412
Petroleo Brasileiro SA ADR ‡	72,907	2,678
Vale SA — Class B ADR Λ	157,704	4,886
Canada — 6.7%
Bank of Nova Scotia Λ	84,921	4,788
Canadian National Railway Co.	54,338	3,690
Suncor Energy, Inc.	129,352	5,369
Teck Resources, Ltd. — Class B	67,438	4,087
Cayman Islands — 2.3%
China State Construction International Holdings, Ltd.	6,154,000	6,062
China — 7.7%
China Construction Bank Corp. — Class H	2,810,000	2,472
China Shenhua Energy Co., Ltd. — Class H	734,500	2,982
Guangzhou Automobile Group Co., Ltd.	2,874,000	3,683
Industrial & Commercial Bank of China — Class H	3,120,000	2,321
Ping An Insurance Group Co. of China, Ltd. — Class H	293,500	2,908
Weichai Power Co., Ltd.	922,000	6,267
Denmark — 0.8%
Vestas Wind Systems A/S ‡	61,950	2,136
France — 6.8%
BNP Paribas	53,751	4,018
Carrefour SA	59,010	2,891
GDF Suez	56,984	2,261
Groupe Danone SA	47,671	2,871
PPR SA	17,215	2,752
Total SA	55,566	3,250
Germany — 4.9%
Adidas AG	43,510	2,710
Bayer AG	31,102	2,294
SAP AG	57,572	3,328
Siemens AG Λ	36,470	4,675
India — 0.8%
Sterlite Industries India, Ltd. ADR Λ	147,346	2,129
Italy — 1.2%
ENI SpA	133,533	3,163
Japan — 12.3%
Bank of Yokohama, Ltd.	475,000	2,378
Canon, Inc.	85,400	4,188
Fanuc Corp.	22,100	3,490
Mitsui & Co., Ltd.	226,400	3,806
Nintendo Co., Ltd. Λ	12,300	3,324
Shin-Etsu Chemical Co., Ltd.	72,900	4,103
Sumitomo Corp.	182,500	2,626
Sumitomo Trust & Banking Co., Ltd. Λ	420,000	2,533
THK Co., Ltd.	132,700	3,453
Yamada Denki Co., Ltd.	41,200	2,796
Jersey, Channel Islands — 1.3%
WPP PLC	274,993	3,403

	Shares	Value

Korea, Republic of — 2.5%
KB Financial Group, Inc.	65,052	$3,336
Samsung Electronics Co., Ltd.	3,773	3,301
Luxembourg — 3.8%
APERAM ‡	3,543	145
ArcelorMittal	70,877	2,582
Evraz Group SA GDR ‡	100,507	3,980
Subsea 7 SA Λ	138,932	3,380
Mexico — 1.3%
America Movil SAB de CV — Series L ADR Λ	59,853	3,411
Netherlands — 1.4%
STMicroelectronics NV	315,603	3,819
Russian Federation — 4.3%
Gazprom OAO ADR Λ	101,771	2,723
Lukoil OAO ADR Λ	63,786	3,953
MMC Norilsk Nickel OJSC ADR Λ	137,962	3,499
Sberbank of Russian Federation	377,960	1,323
Singapore — 1.3%
DBS Group Holdings, Ltd.	294,000	3,452
South Africa — 1.5%
MTN Group, Ltd.	240,153	4,108
Spain — 1.0%
Banco Santander SA	215,848	2,645
Sweden — 2.3%
Sandvik AB	198,606	3,898
Telefonaktiebolaget LM Ericsson — Class B	190,140	2,344
Switzerland — 8.9%
ABB, Ltd. ‡	200,528	4,735
Credit Suisse Group AG	58,782	2,628
Lonza Group AG	27,094	2,134
Nestle SA	105,045	5,681
Novartis AG	43,290	2,410
Roche Holding AG	22,796	3,467
Syngenta AG	8,673	2,794
Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR Λ	219,960	2,875
United Kingdom — 14.7%
Barclays PLC	746,347	3,512
BHP Billiton PLC	110,575	4,216
Dixons Retail PLC ‡Λ	5,322,334	1,742
Eurasian Natural Resources Corp., PLC	280,108	4,518
GlaxoSmithKline PLC	114,675	2,073
HSBC Holdings PLC	274,000	2,977
ICAP PLC	321,440	2,762
Kazakhmys PLC	106,992	2,581
Lloyds TSB Group PLC ‡	2,271,731	2,299
Man Group PLC	799,488	3,768
Standard Chartered PLC	137,509	3,588
Tesco PLC	317,991	2,051
Vodafone Group PLC	1,220,918	3,429

Total Common Stocks (cost $255,730)		260,302

RIGHT — 0.0%∞
Spain — 0.0%∞
Banco Santander SA Λ	215,848	41
Total Right (cost $37)
SECURITIES LENDING COLLATERAL — 13.2%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.31% ▲	35,113,664	35,114
Total Securities Lending Collateral (cost $35,114)

The notes are an integral part of this report. Transamerica Funds	January 31, 2011 Form NQ

Transamerica Hansberger International Value
(formerly, Transamerica AllianceBernstein International Value)

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENT — 1.6%
State Street Bank & Trust Co. 0.01% ▲, dated 01/31/2011, to be repurchased at $4,328 on 02/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $4,416.	$4,328	$4,328
Total Repurchase Agreement (cost $4,328)

Total Investment Securities (cost $297,912) #		302,468
Other Assets and Liabilities — Net		(35,622)

Net Assets		$266,846

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value
Commercial Banks	16.0%	$48,387
Metals & Mining	10.8	32,623
Oil, Gas & Consumable Fuels	7.9	24,118
Machinery	5.6	17,108
Wireless Telecommunication Services	3.6	10,948
Pharmaceuticals	3.4	10,244
Semiconductors & Semiconductor Equipment	3.4	9,995
Capital Markets	3.1	9,158
Food Products	2.8	8,552
Specialty Retail	2.4	7,126
Chemicals	2.3	6,897
Electrical Equipment	2.3	6,871
Software	2.2	6,652
Trading Companies & Distributors	2.1	6,432
Construction & Engineering	2.0	6,062
Food & Staples Retailing	1.7	4,942
Industrial Conglomerates	1.5	4,675
Office Electronics	1.4	4,188
Road & Rail	1.2	3,690
Electric Utilities	1.2	3,688
Automobiles	1.2	3,683
Media	1.1	3,403
Energy Equipment & Services	1.1	3,380
Insurance	1.0	2,908
Multiline Retail	0.9	2,752
Textiles, Apparel & Luxury Goods	0.9	2,710
Household Products	0.9	2,683
Household Durables	0.8	2,412
Communications Equipment	0.8	2,344
Multi-Utilities	0.7	2,261
Life Sciences Tools & Services	0.7	2,134

Investment Securities, at Value	87.0	263,026
Short-Term Investments	13.0	39,442

Total Investments	100.0%	$302,468

The notes are an integral part of this report. Transamerica Funds	January 31, 2011 Form NQ

Transamerica Hansberger International Value
(formerly, Transamerica AllianceBernstein International Value)

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 01/31/2011.

‡	Non-income producing security.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $33,946.

∞	Percentage rounds to less than 0.1%.

#	Aggregate cost for federal income tax purposes is $297,912. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $12,208 and $7,652, respectively. Net unrealized appreciation for tax purposes is $4,556.
DEFINITIONS:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

OJSC	Open Joint Stock Company
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$43,659	$216,643	$—	$260,302
Preferred Stock	—	2,683	—	2,683
Repurchase Agreement	—	4,328	—	4,328
Right	—	41	—	41
Securities Lending Collateral	35,114	—	—	35,114

Total	$78,773	$223,695	$—	$302,468

The notes are an integral part of this report. Transamerica Funds	January 31, 2011 Form NQ

Transamerica Jennison Growth

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 99.7%
Aerospace & Defense — 4.3%
Boeing Co.	121,051	$8,411
Precision Castparts Corp.	99,809	14,272
United Technologies Corp.	138,514	11,261
Air Freight & Logistics — 1.8%
CH Robinson Worldwide, Inc.	49,374	3,806
Expeditors International of Washington, Inc.	76,478	3,875
United Parcel Service, Inc. — Class B	85,441	6,120
Automobiles — 0.8%
Bayerische Motoren Werke AG	83,625	6,421
Beverages — 1.5%
Anheuser-Busch InBev NV ADR	207,456	11,474
Biotechnology — 1.9%
Celgene Corp. ‡	208,371	10,737
Vertex Pharmaceuticals, Inc. ‡	94,130	3,661
Capital Markets — 2.8%
Charles Schwab Corp.	505,205	9,119
Goldman Sachs Group, Inc.	76,762	12,560
Chemicals — 2.7%
E.I. du Pont de Nemours & Co.	77,421	3,924
Monsanto Co.	233,993	17,170
Communications Equipment — 4.8%
Cisco Systems, Inc. ‡	379,589	8,028
Juniper Networks, Inc. ‡	381,665	14,167
QUALCOMM, Inc.	278,893	15,097
Computers & Peripherals — 8.0%
Apple, Inc. ‡	111,650	37,886
Hewlett-Packard Co.	144,299	6,593
NetApp, Inc. ‡	304,195	16,649
Consumer Finance — 0.7%
American Express Co.	122,116	5,297
Energy Equipment & Services — 3.4%
Schlumberger, Ltd.	296,479	26,384
Food & Staples Retailing — 3.0%
Costco Wholesale Corp.	160,173	11,507
Whole Foods Market, Inc.	235,564	12,181
Food Products — 2.0%
Mead Johnson Nutrition Co. — Class A	137,649	7,979
Unilever PLC	255,334	7,428
Health Care Providers & Services — 2.9%
Express Scripts, Inc. ‡	226,218	12,743
Medco Health Solutions, Inc. ‡	163,766	9,993
Hotels, Restaurants & Leisure — 4.5%
Chipotle Mexican Grill, Inc. — Class A ‡	13,967	3,058
Marriott International, Inc. — Class A	290,291	11,464
McDonald’s Corp.	124,817	9,195
Starbucks Corp.	351,602	11,086
Internet & Catalog Retail — 4.6%
Amazon.com, Inc. ‡	191,964	32,565
priceline.com, Inc. ‡	7,391	3,167
Internet Software & Services — 5.9%
Baidu, Inc. ADR ‡	116,647	12,671
Google, Inc. — Class A ‡	36,433	21,873
Mail.ru Group, Ltd. — 144A GDR ‡ Ə	107,075	3,867
Tencent Holdings, Ltd.	271,729	7,012
IT Services — 6.4%
Cognizant Technology Solutions Corp. — Class A ‡	106,104	7,740
International Business Machines Corp.	157,421	25,502

	Shares	Value

IT Services (continued)
Mastercard, Inc. — Class A	68,976	$16,314
Life Sciences Tools & Services — 2.8%
Agilent Technologies, Inc. ‡	324,493	13,573
Illumina, Inc. ‡	123,203	8,543
Machinery — 2.9%
Deere & Co.	138,888	12,625
Ingersoll-Rand PLC	213,969	10,099
Media — 2.8%
Walt Disney Co.	556,918	21,647
Multiline Retail — 0.4%
Dollar General Corp. ‡	110,637	3,077
Oil, Gas & Consumable Fuels — 3.4%
Apache Corp.	123,560	14,747
Occidental Petroleum Corp.	120,683	11,668
Personal Products — 1.1%
Estee Lauder Cos., Inc. — Class A	105,925	8,527
Pharmaceuticals — 3.9%
Allergan, Inc.	126,239	8,914
Shire PLC ADR	150,729	11,954
Teva Pharmaceutical Industries, Ltd. ADR	170,996	9,345
Road & Rail — 1.1%
Union Pacific Corp.	87,398	8,270
Semiconductors & Semiconductor Equipment — 2.9%
Altera Corp.	233,724	8,781
Atmel Corp. ‡	229,414	3,106
Broadcom Corp. — Class A	239,609	10,804
Software — 6.5%
Oracle Corp.	566,038	18,130
Red Hat, Inc. ‡	160,880	6,648
Salesforce.com, Inc. ‡	103,557	13,373
VMware, Inc. — Class A ‡	147,961	12,654
Specialty Retail — 2.8%
Bed Bath & Beyond, Inc. ‡	126,944	6,093
Staples, Inc.	169,986	3,792
Tiffany & Co.	136,692	7,947
Urban Outfitters, Inc. ‡	108,321	3,663
Textiles, Apparel & Luxury Goods — 6.2%
Burberry Group PLC	69,396	1,194
Coach, Inc.	177,161	9,583
LVMH Moet Hennessy Louis Vuitton SA ADR	124,114	3,865
Nike, Inc. — Class B	213,878	17,640
Phillips-Van Heusen Corp.	66,729	3,895
Polo Ralph Lauren Corp. — Class A	110,231	11,814
Wireless Telecommunication Services — 0.9%
American Tower Corp. — Class A ‡	140,503	7,146

Total Common Stocks (cost $592,432)		773,374

	Principal	Value

REPURCHASE AGREEMENT — 0.9%
State Street Bank & Trust Co. 0.01% ▲, dated 01/31/2011, to be repurchased at $7,363 on 02/01/2011. Collateralized by a U.S. Government Obligation, 1.00%, due 04/30/2012, with a value of $7,515.	$7,363	7,363
Total Repurchase Agreement (cost $7,363)

Total Investment Securities (cost $599,795) #		780,737
Other Assets and Liabilities — Net		(4,395)

Net Assets		$776,342

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Jennison Growth

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $3,867, or 0.50%, of the fund’s net assets.

▲	Rate shown reflects the yield at 01/31/2011.

#	Aggregate cost for federal income tax purposes is $599,795. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $183,832 and $2,890, respectively. Net unrealized appreciation for tax purposes is $180,942.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2011, these securities aggregated $3,867, or 0.50%, of the fund’s net assets.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$707,727	$65,647	$—	$773,374
Repurchase Agreement	—	7,363	—	7,363

Total	$707,727	$73,010	$—	$780,737

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS — 22.5%
U.S. Treasury Bond
4.50%, 02/15/2036 Λ	$100	$100
5.38%, 02/15/2031	300	342
5.50%, 08/15/2028	800	924
6.00%, 02/15/2026 Λ	200	244
6.13%, 11/15/2027	350	432
6.38%, 08/15/2027	50	63
6.50%, 11/15/2026	600	767
6.63%, 02/15/2027 Λ	150	194
6.75%, 08/15/2026	250	327
7.50%, 11/15/2016	12,450	16,022
8.13%, 08/15/2019	9,783	13,595
8.50%, 02/15/2020	50	71
8.75%, 05/15/2017 — 08/15/2020	4,290	6,137
8.88%, 08/15/2017 — 02/15/2019 Λ	27,219	38,047
9.00%, 11/15/2018	1,000	1,438
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029 Λ	1,019	1,127
U.S. Treasury Inflation Indexed Note
2.38%, 04/15/2011 Λ	16,425	16,574
U.S. Treasury Note
2.13%, 05/31/2015	3,000	3,062
2.13%, 12/31/2015 Λ	4,835	4,882
2.38%, 02/28/2015 — 03/31/2016	3,300	3,361
2.63%, 04/30/2016	6,815	7,007
2.75%, 05/31/2017	4,170	4,230
3.00%, 09/30/2016	1,000	1,041
3.13%, 10/31/2016 — 05/15/2019	21,917	22,712
3.25%, 12/31/2016 — 03/31/2017 Λ	27,750	29,130
3.88%, 05/15/2018	3,330	3,579
4.13%, 05/15/2015	3,100	3,428
4.25%, 11/15/2017	1,250	1,378
4.50%, 05/15/2017	6,180	6,914
4.75%, 08/15/2017	7,630	8,653
U.S. Treasury STRIPS
1.03%, 02/15/2014 ▲ Λ	4,500	4,360
1.18%, 05/15/2014 ▲ Λ	5,400	5,191
1.28%, 08/15/2014 ▲	4,000	3,822
1.55%, 02/15/2015 ▲ Λ	5,100	4,788
2.15%, 05/15/2016 ▲ Λ	200	178
2.38%, 11/15/2016 ▲ Λ	150	131
2.52%, 02/15/2017 ▲ Λ	3,960	3,401
2.69%, 08/15/2017 ▲	300	252
2.77%, 11/15/2017 ▲ Λ	3,625	3,004
2.87%, 02/15/2018 ▲	2,100	1,718
2.98%, 08/15/2018 ▲	550	440
3.19%, 05/15/2019 ▲ Λ	3,090	2,374
3.27%, 08/15/2019 ▲	2,550	1,933
3.52%, 05/15/2020 ▲ Λ	3,400	2,458
3.59%, 08/15/2020 ▲	950	677
3.65%, 11/15/2020 ▲	700	491
3.83%, 08/15/2021 ▲	400	268
3.95%, 02/15/2022 ▲	400	259
4.30%, 02/15/2024 ▲	75	43
4.34%, 05/15/2024 ▲	300	169

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS — (continued)
U.S. Treasury STRIPS (continued)
4.37%, 08/15/2024 ▲	$475	$264
4.41%, 11/15/2024 ▲	1,600	875
4.45%, 02/15/2025 ▲	1,150	619
4.49%, 05/15/2025 ▲	700	371
4.52%, 08/15/2025 ▲	400	209
4.62%, 05/15/2026 ▲	600	298
4.70%, 02/15/2027 ▲ Λ	200	95
4.71%, 05/15/2027 ▲	1,000	468
4.73%, 08/15/2027 ▲	100	46
4.75%, 11/15/2027 ▲	350	159
4.76%, 02/15/2028 ▲	1,250	560
4.77%, 05/15/2028 ▲	100	44
4.78%, 08/15/2028 ▲	1,000	436
4.80%, 02/15/2029 ▲	1,950	829
4.81%, 05/15/2029 ▲ Λ	100	42
4.83%, 08/15/2029 ▲	500	206
4.85%, 02/15/2030 ▲ Λ	450	181
4.89%, 11/15/2031 ▲ Λ	100	37
4.90%, 02/15/2032 ▲ Λ	50	18
5.00%, 05/15/2036 ▲	100	29

Total U.S. Government Obligations (cost $231,514)		237,524

U.S. GOVERNMENT AGENCY OBLIGATIONS — 47.7%
Fannie Mae
Zero Coupon, 07/05/2014	4,000	3,755
Zero Coupon, 06/01/2017 Λ	800	652
0.46%, 10/27/2037 *	2,000	1,997
0.48%, 02/25/2036 — 03/25/2045 *	748	744
0.50%, 10/25/2046 *	732	728
0.51%, 06/27/2036 *	3,163	3,118
0.52%, 11/25/2046 *	1,507	1,488
0.56%, 03/25/2036 *	561	555
0.66%, 06/25/2037 — 05/25/2042 *	1,391	1,382
0.71%, 07/25/2034 *	855	852
3.10%, 03/01/2036 *	1,389	1,454
3.50%, 12/25/2018	3,000	3,095
3.98%, 03/01/2036 *	565	597
4.00%, 04/01/2020 — 12/25/2039	2,518	2,627
4.07%, 07/01/2020	1,800	1,830
4.37%, 04/01/2020	993	1,020
4.40%, 02/01/2020	2,000	2,051
4.50%, 12/25/2017 — 10/25/2039	11,528	12,169
4.53%, 12/01/2019	1,191	1,243
4.55%, 06/25/2043	407	427
4.75%, 09/25/2018	1,000	1,072
5.00%, 04/25/2016 — 08/01/2040	16,264	17,223
5.00%, 05/11/2017 Λ	8,650	9,741
5.38%, 06/12/2017 Λ	20,000	22,984
5.43%, 11/01/2037 *	384	406
5.50%, 01/01/2018 — 10/25/2040	44,855	48,291
5.54%, 07/01/2037 *	282	300
5.59%, 12/01/2036 *	578	611
5.61%, 01/25/2032 *	336	376
5.69%, 04/01/2037 *	120	127

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — (continued)
Fannie Mae (continued)
5.69%, 11/01/2036 *	$178	$188
5.75%, 08/25/2034	1,000	1,079
5.75%, 09/01/2036 — 08/01/2037 *	588	624
5.84%, 12/01/2036 *	307	325
5.87%, 11/01/2036 *	719	762
5.93%, 04/01/2036 *	613	655
5.95%, 07/01/2037 — 09/01/2037 *	315	334
5.95%, 06/25/2040	825	887
5.96%, 09/01/2037 *	327	352
5.98%, 05/01/2036 — 02/01/2037 *	923	965
6.00%, 03/01/2019 — 12/25/2049	40,223	43,974
6.08%, 07/01/2037 *	333	353
6.13%, 02/25/2040 *	984	1,089
6.15%, 11/01/2037 *	361	383
6.19%, 08/01/2036 *	143	154
6.22%, 06/01/2036 *	420	440
6.23%, 10/01/2036 *	267	283
6.25%, 09/25/2038	881	964
6.27%, 02/01/2037 *	395	419
6.30%, 09/01/2036 *	460	486
6.43%, 03/25/2040 *	876	964
6.50%, 05/25/2017 — 07/25/2042	24,076	26,846
6.63%, 09/01/2036 *	169	178
6.75%, 04/25/2037	954	1,097
7.00%, 12/25/2033 — 02/25/2044	6,021	6,851
7.32%, 12/25/2042 *	272	312
7.50%, 05/17/2024 — 12/25/2045	4,382	5,045
8.00%, 02/25/2023 — 10/01/2031	3,012	3,625
8.71%, 11/25/2037 *	1,483	1,845
12.14%, 03/25/2040 *	1,417	1,585
15.68%, 01/25/2034 *	181	219
16.23%, 08/25/2035 — 10/25/2035 *	634	761
16.80%, 04/25/2040 *	398	468
17.16%, 09/25/2024 *	573	742
19.42%, 05/25/2035 *	953	1,230
21.80%, 04/25/2037 *	615	843
23.61%, 11/25/2035 *	477	650
Fannie Mae, IO
0.64%, 10/25/2016 *	1,054	13
3.00%, 01/25/2021	4,961	510
4.00%, 10/25/2014	2,929	237
4.18%, 11/25/2040 *	4,950	469
4.74%, 07/25/2040 *	5,780	508
5.00%, 07/25/2039	772	121
5.50%, 10/25/2039	1,845	315
5.64%, 10/25/2039 *	1,270	155
5.74%, 02/25/2038 — 06/25/2039 *	10,182	1,356
5.92%, 12/25/2039 *	336	42
5.99%, 01/25/2040 *	4,453	474
6.09%, 12/25/2037 *	5,525	747
6.14%, 07/25/2037 — 05/25/2040 *	9,138	1,218
6.16%, 04/25/2040 *	2,423	325

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — (continued)
Fannie Mae IO (continued)
6.19%, 10/25/2037 — 12/25/2037 *	$2,415	$323
6.36%, 07/25/2037 *	3,859	468
6.36%, 01/25/2038 *	422	28
6.39%, 10/25/2026 — 03/25/2039 *	7,349	1,014
6.73%, 03/25/2038 *	1,381	199
6.84%, 02/25/2040 *	1,703	211
Fannie Mae, PO
04/25/2019 — 07/25/2040	12,724	10,994
Fannie Mae STRIPS
4.71%, 11/15/2021 ▲	1,000	623
Fannie Mae STRIPS, PO
12/01/2024	1,001	904
Federal Farm Credit Bank
5.13%, 11/15/2018	2,000	2,238
Financing Corp. STRIPS
3.54%, 09/26/2019 ▲	500	365
Freddie Mac
0.51%, 08/15/2023 *	1,298	1,290
0.56%, 04/15/2035 — 03/15/2036 *	1,321	1,311
1.46%, 07/15/2039 *	1,125	1,118
3.64%, 03/01/2036 *	1,166	1,232
4.00%, 01/15/2018	694	734
4.25%, 10/15/2030	755	772
4.50%, 07/01/2014 — 07/15/2039	15,891	16,894
4.78%, 10/25/2037 *	1,076	1,086
5.00%, 10/01/2018 — 08/01/2040	16,435	17,517
5.13%, 11/17/2017 Λ	19,930	22,521
5.23%, 05/25/2043	1,968	2,069
5.29%, 05/01/2038 *	233	246
5.30%, 06/15/2012	612	643
5.50%, 08/23/2017 Λ	4,900	5,654
5.50%, 02/01/2018 — 01/15/2039	22,015	23,680
5.67%, 04/01/2037 *	156	166
5.71%, 05/01/2037 *	336	356
5.72%, 06/01/2037 *	487	523
5.73%, 05/01/2037 *	978	1,038
5.75%, 10/15/2035	2,018	2,165
5.77%, 05/01/2037 *	299	318
5.84%, 05/01/2036 — 11/01/2036 *	639	672
5.89%, 11/01/2036 *	94	100
5.90%, 04/01/2037 *	260	276
5.94%, 04/01/2037 *	150	161
6.00%, 08/15/2021 — 06/15/2038	18,567	20,219
6.02%, 03/01/2037 *	605	641
6.05%, 10/01/2037 *	378	397
6.14%, 05/01/2037 *	287	306
6.15%, 12/01/2036 *	724	766
6.23%, 09/01/2037 *	351	374
6.25%, 10/15/2023	1,222	1,298
6.29%, 10/01/2036 *	387	408
6.35%, 12/01/2036 *	905	962
6.36%, 10/01/2037 *	796	852
6.41%, 02/01/2037 *	337	362
6.50%, 02/15/2026 — 02/25/2043	14,640	16,257
6.50%, 09/25/2043 *	268	309
6.82%, 11/15/2021 *	1,663	1,809

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — (continued)
Freddie Mac (continued)
7.00%, 12/15/2036 — 07/25/2043	$3,551	$3,967
7.16%, 11/15/2046 *	2,824	3,125
7.50%, 11/15/2036 — 09/25/2043	5,476	6,228
8.50%, 09/01/2015	193	211
8.61%, 11/15/2033 *	44	43
8.69%, 11/15/2033 *	395	405
8.76%, 10/15/2033 *	258	259
9.18%, 12/15/2028 *	292	305
10.00%, 03/17/2026 — 10/01/2030	1,512	1,774
11.00%, 02/17/2021	654	725
14.37%, 06/15/2033 *	294	350
15.79%, 10/15/2033 *	159	172
15.92%, 10/15/2033 *	398	434
16.63%, 02/15/2040 *	500	585
16.80%, 02/15/2038 *	140	162
19.44%, 07/15/2035 *	149	192
20.25%, 08/15/2031 *	247	327
20.96%, 05/15/2035 *	156	192
23.58%, 06/15/2035 *	133	164
Freddie Mac, IO
3.50%, 09/15/2024	2,972	344
4.00%, 03/15/2034 — 08/15/2037	8,431	1,242
5.00%, 04/15/2032 — 08/15/2040	4,752	737
5.50%, 07/15/2037	792	118
5.74%, 11/15/2037 — 10/15/2040 *	6,012	854
5.79%, 05/15/2038 *	4,390	640
5.84%, 05/15/2039 *	3,198	359
5.99%, 12/15/2039 *	3,496	460
6.08%, 12/15/2039 *	2,274	409
6.14%, 01/15/2037 *	1,580	219
6.19%, 11/15/2037 *	248	33
6.44%, 01/15/2019 *	1,752	140
6.54%, 09/15/2039 *	1,475	229
7.44%, 08/15/2036 *	7,006	998
Freddie Mac, PO
03/15/2019 — 10/15/2039	12,558	10,944
Freddie Mac Re-REMIC
6.00%, 05/15/2036	3,041	3,334
Ginnie Mae
0.46%, 04/16/2037 *	242	239
5.50%, 05/16/2019 — 09/20/2039	6,389	6,891
5.75%, 02/20/2036 — 08/20/2036	3,794	4,096
5.86%, 10/20/2033 *	887	977
6.00%, 04/20/2020 — 12/20/2039	4,150	4,542
6.50%, 04/20/2028 — 12/15/2035	4,803	5,310
7.00%, 09/15/2031 — 10/16/2040	3,848	4,360
7.00%, 09/20/2034 *	86	83
7.37%, 03/17/2033 *	341	356
7.50%, 12/20/2029 — 10/15/2037	2,076	2,409
8.74%, 04/20/2034 *	440	479
14.23%, 11/17/2032 *	150	182
16.74%, 02/20/2034 *	73	87

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — (continued)
Ginnie Mae, IO
4.00%, 09/16/2037	$4,968	$722
5.57%, 02/20/2038 *	533	58
5.69%, 02/20/2039 — 06/20/2039 *	1,889	205
5.74%, 02/20/2038 *	4,969	541
5.78%, 02/20/2039 *	631	70
5.79%, 08/16/2039 *	3,736	425
5.84%, 11/20/2034 — 08/20/2039 *	10,699	1,265
5.89%, 07/20/2038 *	3,429	403
5.94%, 03/20/2037 — 06/20/2038 *	8,242	909
6.04%, 03/20/2039 *	695	75
6.14%, 12/20/2038 — 11/16/2039 *	6,619	767
6.27%, 12/20/2037 *	259	34
6.29%, 11/16/2033 — 11/20/2037 *	727	105
6.39%, 09/20/2033 *	3,273	337
6.44%, 06/20/2037 *	4,068	521
6.50%, 03/20/2039	355	52
7.04%, 12/20/2038 *	2,811	396
7.34%, 09/20/2038 *	324	47
7.44%, 04/16/2038 *	196	32
Ginnie Mae, PO
12/20/2032 — 11/16/2037	3,801	3,428
Tennessee Valley Authority
4.63%, 09/15/2060	236	213
5.25%, 09/15/2039	40	41
Tennessee Valley Authority Generic STRIPS
3.53%, 05/01/2019 ▲	500	363

Total U.S. Government Agency Obligations (cost $499,648)		503,951

FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Province of Manitoba Canada
2.13%, 04/22/2013	100	103
Province of Ontario Canada
2.70%, 06/16/2015	700	712
2.95%, 02/05/2015 Λ	515	532
Province of Quebec Canada
6.35%, 01/30/2026	285	339

Total Foreign Government Obligations (cost $1,669)		1,686

MORTGAGE-BACKED SECURITIES — 12.0%
American General Mortgage Loan Trust
Series 2006-1, Class A5
5.75%, 12/25/2035 — 144A *	413	444
Series 2009-1, Class A4
5.75%, 09/25/2048 — 144A *	1,650	1,731
Series 2009-1, Class A5
5.75%, 09/25/2048 — 144A *	1,100	1,165
Series 2009-1, Class A7
5.75%, 09/25/2048 — 144A *	1,900	1,946
Series 2010-1A, Class A1
5.15%, 03/25/2058 — 144A *	880	914
ASG Resecuritization Trust
Series 2009-1, Class A60
5.41%, 06/26/2037 — 144A *	214	218
Series 2009-2, Class A55
5.44%, 05/24/2036 — 144A *	366	376
Series 2009-3, Class A65
5.39%, 03/26/2037 — 144A *	1,712	1,728

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES — (continued)
ASG Resecuritization Trust (continued)
Series 2009-4, Class A60
6.00%, 06/28/2037 — 144A	$297	$310
Series 2010-3, Class 2A22
0.48%, 10/28/2036 — 144A *	1,200	1,180
Series 2010-4, Class 2A20
0.39%, 11/28/2036 — 144A *	701	687
Banc of America Alternative Loan Trust
Series 2003-7, Class 2A4
5.00%, 09/25/2018	619	634
Series 2003-9, Class 1CB2
5.50%, 11/25/2033	302	308
Series 2003-11, Class 1A1
6.00%, 01/25/2034	192	193
Series 2003-11, Class 2A1
6.00%, 01/25/2034	246	247
Series 2004-1, Class 1A1
6.00%, 02/25/2034	764	802
Series 2004-1, Class 5A1
5.50%, 02/25/2019	118	119
Series 2004-6, Class 3A2
6.00%, 07/25/2034	421	434
Series 2004-8, Class 3A1
5.50%, 09/25/2019	152	156
Banc of America Commercial Mortgage, Inc.
Series 2005-3, Class A4
4.67%, 07/10/2043	300	315
Series 2005-3, Class AM
4.73%, 07/10/2043	800	809
Series 2005-5, Class A4
5.12%, 10/10/2045 *	200	214
Series 2006-3, Class A4
5.89%, 07/10/2044 *	600	651
Series 2006-4, Class A4
5.63%, 07/10/2046	500	540
Series 2006-5, Class A4
5.41%, 09/10/2047	150	159
Banc of America Funding Corp.
Series 2004-3, Class 1A1
5.50%, 10/25/2034	854	865
Series 2004-3, Class 1A7
5.50%, 10/25/2034	84	86
Series 2004-C, Class 1A1
5.00%, 12/20/2034 *	298	306
Series 2010-R4, Class 5A1
0.41%, 07/26/2036 — 144A *	470	455
Series 2010-R5, Class 5A6
0.56%, 05/26/2037 — 144A *	2,619	2,582
Series 2010-R7, Class A1
0.44%, 06/25/2046 — 144A *	870	857
Series 2010-R11A, Class 1A6
5.49%, 08/26/2035 — 144A *	1,073	1,127
Banc of America Mortgage Securities, Inc.
Series 2003-3, Class 1A7
5.50%, 05/25/2033	1,000	1,026
Series 2003-3, Class 2A1
0.81%, 05/25/2018 *	172	166
Series 2003-6, Class 2A1
0.71%, 08/25/2018 *	298	294

	Principal	Value

MORTGAGE-BACKED SECURITIES — (continued)
Banc of America Mortgage Securities, Inc. (continued)
Series 2003-C, Class 3A1
3.03%, 04/25/2033 *	$443	$456
Series 2003-E, Class 2A2
2.89%, 06/25/2033 *	585	559
Series 2004-3, Class 1A23
4.50%, 04/25/2034	61	61
Series 2004-3, Class 1A26
5.50%, 04/25/2034	1,300	1,335
Series 2004-3, Class 3A1
5.00%, 04/25/2019	245	253
Series 2004-5, Class 4A1
4.75%, 06/25/2019	185	188
Series 2004-C, Class 2A2
3.01%, 04/25/2034 *	1,162	1,164
BCAP LLC Trust
Series 2009-RR5, Class 8A1
5.50%, 11/26/2034 — 144A	768	785
Series 2009-RR10, Class 17A1
5.75%, 06/26/2037 — 144A	254	265
Series 2009-RR13, Class 17A2
5.50%, 04/26/2037 — 144A *	903	941
Series 2009-RR14, Class 3A2
2.89%, 08/26/2035 — 144A *	500	471
Series 2010-RR5, Class 2A5
5.18%, 04/26/2037 — 144A *	987	1,004
Series 2010-RR6, Class 22A3
5.32%, 06/26/2036 — 144A *	930	965
Series 2010-RR6, Class 5A1
5.50%, 11/26/2037 — 144A *	609	616
Series 2010-RR7, Class 15A1
1.06%, 01/26/2036 — 144A *	940	875
Series 2010-RR7, Class 16A1
1.02%, 02/26/2047 — 144A *	866	841
Series 2010-RR7, Class 1A5
5.02%, 04/26/2035 — 144A *	1,767	1,816
Series 2010-RR7, Class 2A1
5.45%, 07/26/2045 — 144A *	2,217	2,243
Series 2010-RR8, Class 3A3
5.09%, 05/26/2035 — 144A *	767	784
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-4, Class 3A1
5.01%, 07/25/2033 *	312	319
Series 2004-2, Class 14A
5.14%, 05/25/2034 *	394	406
Series 2005-2, Class 1A1
0.76%, 03/25/2035 *	543	468
Series 2005-5, Class A1
2.34%, 08/25/2035 *	450	433
Bear Stearns Commercial Mortgage Securities
Series 2006-PW11, Class A4
5.46%, 03/11/2039 *	200	217
Chase Mortgage Finance Corp.
Series 2003-S2, Class A1
5.00%, 03/25/2018	445	458
Series 2007-A1, Class 2A1
2.89%, 02/25/2037 *	804	811
Series 2007-A1, Class 7A1
2.93%, 02/25/2037 *	729	727

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES — (continued)
Chase Mortgage Finance Corp. (continued)
Series 2007-A1, Class 9A1
3.74%, 02/25/2037 *	$325	$330
Series 2007-A2, Class 1A1
2.89%, 07/25/2037 *	158	155
Chase Mortgage Finance Corp., PO
Series 2003-S9, Class AP
10/25/2018	124	104
Citicorp Mortgage Securities, Inc.
Series 2003-6, Class 1A2
4.50%, 05/25/2033	149	152
Series 2004-4, Class A4
5.50%, 06/25/2034	1,012	1,059
Citigroup Commercial Mortgage Trust
Series 2005-C3, Class AM
4.83%, 05/15/2043 *	440	454
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4
5.25%, 09/25/2033	914	963
Series 2008-AR4, Class 1A1A
5.39%, 11/25/2038 *	1,476	1,495
Series 2009-10, Class 1A1
2.71%, 09/25/2033 — 144A *	1,227	1,216
Series 2009-11, Class 3A1
5.75%, 05/25/2037 — 144A *	1,000	1,022
Series 2010-7, Class 10A1
2.74%, 02/25/2035 — 144A *	545	543
Commercial Mortgage Asset Trust
Series 1999-C1, Class D
7.35%, 01/17/2032 *	1,000	1,080
Countrywide Alternative Loan Trust, PO
Series 2002-7
08/25/2032	167	111
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-34, Class A6
5.25%, 09/25/2033	196	200
Series 2003-39, Class A6
5.00%, 10/25/2033	721	707
Series 2003-J13, Class 1A7
5.25%, 01/25/2034	1,449	1,471
Series 2004-5, Class 1A4
5.50%, 06/25/2034	1,036	1,082
Series 2004-8, Class 2A1
4.50%, 06/25/2019	165	169
Series 2004-J4, Class 2A1
5.00%, 05/25/2019	294	301
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-27, Class 5A3
5.25%, 11/25/2033	725	709
Series 2003-27, Class 5A4
5.25%, 11/25/2033	744	755
Series 2003-29, Class 5A1
7.00%, 12/25/2033	319	322
Series 2003-29, Class 8A1
6.00%, 11/25/2018	166	170
Series 2003-AR15, Class 3A1
2.83%, 06/25/2033 *	456	451

	Principal	Value

MORTGAGE-BACKED SECURITIES — (continued)
Credit Suisse First Boston Mortgage Securities Corp. (continued)
Series 2004-4, Class 2A4
5.50%, 09/25/2034	$945	$1,001
Series 2004-5, Class 3A1
5.25%, 08/25/2019	734	761
Series 2004-8, Class 1A4
5.50%, 12/25/2034	899	944
Series 2004-8, Class 3A5
5.50%, 12/25/2034	718	730
Series 2005-C3, Class AM
4.73%, 07/15/2037	400	401
Credit Suisse Mortgage Capital Certificates
Series 2006-C2, Class A3
5.66%, 03/15/2039 *	600	646
Series 2009-3R, Class 19A3
6.00%, 01/27/2038 — 144A	533	554
Series 2010-11R, Class A1
1.26%, 06/28/2047 — 144A *	994	979
Series 2010-15R, Class 7A1
5.34%, 10/26/2037 — 144A *	566	574
Series 2010-16, Class A3
4.25%, 06/25/2050 — 144A *	400	382
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A4
5.22%, 08/15/2048	600	627
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2005-1, Class 2A1
5.59%, 02/25/2020 *	362	363
Deutsche Mortgage Securities, Inc.
Series 2010-RS2, Class A1
1.51%, 06/28/2047 — 144A *	778	777
FDIC Structured Sale Guaranteed Notes
Series 2010-C1, Class A
2.98%, 12/06/2020 — 144A	1,457	1,465
First Horizon Asset Securities, Inc.
Series 2003-8, Class 2A1
4.50%, 09/25/2018	243	250
GMAC Mortgage Corp., Loan Trust
Series 2003-AR1, Class A4
3.41%, 10/19/2033 *	274	275
Series 2003-AR2, Class 2A4
3.31%, 12/19/2033 *	1,565	1,546
Series 2004-J2, Class A2
0.76%, 06/25/2034 *	171	169
Series 2004-J5, Class A7
6.50%, 01/25/2035	578	596
Series 2004-J6, Class 1A1
5.00%, 01/25/2020	368	379
Series 2010-1, Class A
4.25%, 07/25/2040 — 144A	509	516
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class AJ
4.86%, 08/10/2042 *	220	221
GS Mortgage Securities Corp. II, IO
Series 2006-GG8, Class X
0.65%, 11/10/2039 — 144A *	13,651	313

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES — (continued)
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4
5.25%, 06/25/2033	$1,481	$1,454
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	674	686
Series 2005-5F, Class 2A3
5.50%, 06/25/2035	439	443
Series 2005-5F, Class 8A3
0.76%, 06/25/2035 *	520	476
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A1
5.50%, 08/25/2033	160	164
Series 2006-2, Class 2A1
0.61%, 08/25/2036 *	750	689
JP Morgan Re-REMIC
Series 2010-4, Class 7A1
4.30%, 08/26/2035 — 144A *	748	751
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB13, Class A4
5.28%, 01/12/2043 *	385	412
JPMorgan Chase Commercial Mortgage
Securities Corp., IO
Series 2006-CB15, Class X1
1.00%, 06/12/2043 *	57,499	435
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1
4.29%, 07/25/2034 *	211	213
Series 2004-A4, Class 1A1
4.54%, 09/25/2034 *	286	293
Series 2004-S1, Class 1A7
5.00%, 09/25/2034	144	149
Series 2005-A1, Class 3A4
5.01%, 02/25/2035 *	688	673
Series 2005-A1, Class 5A1
4.48%, 02/25/2035 *	364	372
Series 2006-A2, Class 4A1
2.93%, 08/25/2034 *	676	672
Series 2006-A3, Class 6A1
2.99%, 08/25/2034 *	175	166
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.16%, 02/15/2031	150	160
Series 2006-C4, Class A4
5.88%, 06/15/2038 *	400	438
LB-UBS Commercial Mortgage Trust, IO
Series 2006-C1, Class XCL
0.09%, 02/15/2041 — 144A *	26,606	267
LVII Resecuritization Trust
Series 2009-1, Class A1
5.95%, 11/27/2037 — 144A *	249	250
Series 2009-2, Class A3
3.00%, 09/27/2037 — 144A *	762	760
Series 2009-2, Class A4
3.00%, 09/27/2037 — 144A *	1,000	1,000
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 3A6
2.90%, 11/21/2034 *	193	194
MASTR Alternative Loans Trust
Series 2003-9, Class 2A1
6.00%, 12/25/2033	268	270

	Principal	Value

MORTGAGE-BACKED SECURITIES — (continued)
MASTR Asset Securitization Trust
Series 2003-2, Class 1A1
5.00%, 03/25/2018	$197	$203
Series 2003-3, Class 3A18
5.50%, 04/25/2033	531	534
Series 2003-7, Class 4A1
4.25%, 09/25/2033	118	119
Series 2004-P7, Class A6
5.50%, 12/27/2033 — 144A	806	855
MASTR Resecuritization Trust, PO
Series 2005, Class 3
05/28/2035 — 144A	363	247
Merrill Lynch Mortgage Investors, Inc.
Series 2003-A4, Class 2A
2.87%, 07/25/2033 *	235	240
Series 2003-A5, Class 2A6
2.57%, 08/25/2033 *	230	221
Series 2004-A4, Class A2
2.79%, 08/25/2034 *	364	363
Merrill Lynch Mortgage Trust
Series 2005-LC1, Class AJ
5.33%, 01/12/2044 *	500	475
Series 2006-C1, Class A4
5.66%, 05/12/2039 *	730	793
MLCC Mortgage Investors, Inc.
Series 2004-D, Class A2
0.89%, 08/25/2029 *	502	473
Morgan Stanley Capital I
Series 2006-T21, Class A4
5.16%, 10/12/2052 *	200	214
Series 2007-T27, Class A4
5.65%, 06/11/2042 *	200	217
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A
5.65%, 04/25/2034 *	859	912
Morgan Stanley Re-REMIC Trust
Series 2009-IO, Class A1
3.00%, 07/17/2056	597	598
Morgan Stanley Re-REMIC Trust
Series 2010-HQ4B, Class A7A
4.97%, 04/16/2040 — 144A	1,400	1,490
NCUA Guaranteed Notes
Series 2010-C1, Class APT
2.65%, 10/29/2020	3,128	3,097
Series 2010-R3, Class 1A
0.82%, 12/08/2020 *	985	985
Series 2010-R3, Class 3A
2.40%, 12/08/2020	570	561
Prime Mortgage Trust
Series 2004-CL1, Class 1A1
6.00%, 02/25/2034	366	386
Prime Mortgage Trust, PO
Series 2004-CL1, Class 1
02/25/2034	38	28
RBSSP Resecuritization Trust
Series 2009-1, Class 1A1
6.50%, 02/26/2036 — 144A	711	752
Series 2010-4, Class 12A1
4.50%, 03/26/2021 — 144A	836	853
Series 2010-9, Class 7A5
4.00%, 05/26/2037 — 144A *	1,000	962

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES — (continued)
Residential Accredit Loans, Inc.
Series 2003-QS1, Class A6
4.25%, 01/25/2033	$231	$221
Series 2003-QS13, Class A5
0.91%, 07/25/2033 *	584	469
Series 2003-QS15, Class A7
5.50%, 08/25/2033	1,202	1,179
Series 2003-QS18, Class A1
5.00%, 09/25/2018	218	225
Series 2004-QS7, Class A4
5.50%, 05/25/2034	360	311
Residential Asset Securitization Trust
Series 2002-A13, Class A4
5.25%, 12/25/2017	165	167
Residential Funding Mortgage Securities I
Series 2003-S4, Class A4
5.75%, 03/25/2033	978	1,034
Series 2003-S20, Class 2A1
4.75%, 12/25/2018	203	207
Salomon Brothers Mortgage Securities VII, Inc.
Series 2003-HYB1, Class A
3.20%, 09/25/2033 *	752	762
Series 2003-UP1, Class A
3.95%, 04/25/2032 — 144A *	71	61
Sequoia Mortgage Trust
Series 2004-12, Class A3
0.78%, 01/20/2035 *	506	438
Station Place Securitization Trust
Series 2010-1, Class A
1.28%, 12/20/2042 *	1,500	1,500
Structured Asset Securities Corp.
Series 2003-16, Class A3
0.76%, 06/25/2033 *	209	201
Series 2003-32, Class 1A1
5.17%, 11/25/2033 *	282	289
Series 2003-33H, Class 1A1
5.50%, 10/25/2033	230	229
Series 2003-35, Class 3A1
0.76%, 12/25/2033 *	822	785
Series 2003-37A, Class 2A
5.01%, 12/25/2033 *	381	392
Series 2004-4XS, Class 1A5
5.49%, 02/25/2034 *	773	780
Series 2004-5H, Class A4
5.54%, 12/25/2033	1,000	996
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A
1.95%, 03/25/2044 *	267	250
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A3
6.04%, 08/15/2039 *	650	710
Vendee Mortgage Trust
Series 1993-1, Class ZB
7.25%, 02/15/2023	496	573
Series 1998-2, Class 1G
6.75%, 06/15/2028	842	965

	Principal	Value

MORTGAGE-BACKED SECURITIES — (continued)
WaMu Mortgage Pass-Through Certificates
Series 2003-AR6, Class A1
2.70%, 06/25/2033 *	$243	$241
Series 2003-AR7, Class A7
2.67%, 08/25/2033 *	474	472
Series 2003-AR8, Class A
2.72%, 08/25/2033 *	159	161
Series 2003-AR9, Class 1A6
2.71%, 09/25/2033 *	812	803
Series 2003-S4, Class 2A10
16.75%, 06/25/2033 *	68	75
Series 2003-S8, Class A4
4.50%, 09/25/2018	398	409
Series 2003-S9, Class A8
5.25%, 10/25/2033	585	588
Series 2004-AR3, Class A1
2.70%, 06/25/2034 *	107	105
Series 2004-AR3, Class A2
2.70%, 06/25/2034 *	1,104	1,084
Series 2004-CB2, Class 7A
5.50%, 08/25/2019	260	272
Series 2004-CB3, Class 4A
6.00%, 10/25/2019	738	763
Series 2004-S1, Class 1A3
0.66%, 03/25/2034 *	315	312
Series 2004-S2, Class 2A4
5.50%, 06/25/2034	577	576
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2003-MS2, Class 1A1
5.75%, 02/25/2033	866	878
Series 2004-RA2, Class 2A
7.00%, 07/25/2033	231	238
Wells Fargo Mortgage Backed Securities Trust
Series 2003-15, Class 1A1
4.75%, 12/25/2018	317	327
Series 2003-J, Class 2A5
4.43%, 10/25/2033 *	43	44
Series 2003-K, Class 1A1
4.46%, 11/25/2033 *	113	114
Series 2004-4, Class A9
5.50%, 05/25/2034	806	848
Series 2004-7, Class 2A2
5.00%, 07/25/2019	479	502
Series 2004-E, Class A8
4.85%, 05/25/2034 *	298	302
Series 2004-EE, Class 2A1
2.86%, 12/25/2034 *	613	597
Series 2004-EE, Class 2A2
2.86%, 12/25/2034 *	153	155
Series 2004-EE, Class 3A1
2.96%, 12/25/2034 *	144	144
Series 2004-EE, Class 3A2
2.96%, 12/25/2034 *	217	219
Series 2004-I, Class 1A1
2.90%, 07/25/2034 *	180	187

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES — (continued)
Wells Fargo Mortgage Backed Securities Trust (continued)
Series 2004-U, Class A1
2.93%, 10/25/2034 *	$1,872	$1,873
Series 2004-V, Class 1A1
2.85%, 10/25/2034 *	364	361
Series 2004-V, Class 1A2
2.85%, 10/25/2034 *	162	163
Series 2005-1, Class 2A1
5.00%, 01/25/2020	470	481
Series 2005-13, Class A1
5.00%, 11/25/2020	327	345
Series 2005-AR8, Class 2A1
2.87%, 06/25/2035 *	273	268

Total Mortgage-Backed Securities (cost $124,516)		126,611

ASSET-BACKED SECURITIES — 2.4%
AH Mortgage Advance Trust
Series 2010-ADV1, Class A1
3.97%, 08/15/2022 — 144A	530	528
Series 2010-ADV2, Class A1
4.21%, 05/10/2041 — 144A	1,134	1,139
Ally Auto Receivables Trust
Series 2009-A, Class A3
2.33%, 06/17/2013 — 144A	100	102
Series 2010-1, Class A3
1.45%, 05/15/2014	330	333
Series 2010-3, Class A3
1.11%, 10/15/2014	920	919
Series 2010-3, Class A4
1.55%, 08/17/2015	357	353
Series 2010-4, Class A3
0.91%, 11/17/2014	431	429
American Airlines Pass-Through Trust — Series A
5.25%, 01/31/2021	109	109
AmeriCredit Automobile Receivables Trust
Series 2010-1, Class A2
0.97%, 01/15/2013	73	73
Series 2010-1, Class A3
1.66%, 03/17/2014	95	96
Series 2010-3, Class A3
1.14%, 04/08/2015	535	534
Series 2010-4, Class A2
0.96%, 05/08/2014	250	250
Series 2010-4, Class A3
1.27%, 04/08/2015	125	125
Series 2011-1, Class A2
0.84%, 06/09/2014 Ə	480	480
Series 2011-1, Class A3
1.89%, 09/08/2015 Ə	200	200
Arch Bay Asset-Backed Securities
Series 2010-2, Class A
4.13%, 04/25/2057 — 144A *	740	738
Asset Backed Funding Certificates
Series 2005-AQ1, Class A4
5.01%, 06/25/2035 *	813	817
Bank of America Auto Trust
Series 2009-2A, Class A3
2.13%, 09/15/2013 — 144A	90	91

	Principal	Value

ASSET-BACKED SECURITIES — (continued)
Bank of America Auto Trust (continued)
Series 2009-3A, Class A3
1.67%, 12/16/2013 — 144A	$105	$106
Series 2010-1A, Class A3
1.39%, 03/15/2014 — 144A	260	262
Series 2010-1A, Class A4
2.18%, 02/15/2017 — 144A	185	189
Series 2010-2, Class A2
0.91%, 10/15/2012	540	541
Series 2010-2, Class A3
1.31%, 07/15/2014	310	312
Series 2010-2, Class A4
1.94%, 06/15/2017	510	516
CarMax Auto Owner Trust
Series 2010-1, Class A3
1.56%, 07/15/2014	200	202
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-2, Class 2A2
0.82%, 02/25/2033 *	647	553
Series 2003-5, Class 1A4
4.40%, 02/25/2030	365	363
Series 2003-6, Class 1A4
4.50%, 11/25/2034	462	459
Series 2003-6, Class 1A5
5.35%, 11/25/2034 *	500	443
Chrysler Financial Auto Securitization Trust
Series 2010-A, Class A3
0.91%, 08/08/2013	1,000	999
Citibank Credit Card Issuance Trust
Series 2007-A7, Class A7
0.61%, 08/20/2014 *	1,000	1,001
CNH Equipment Trust
Series 2009-C, Class A3
1.85%, 12/16/2013	25	25
Series 2010-A, Class A3
1.54%, 07/15/2014	635	640
Series 2010-C, Class A3
1.17%, 05/15/2015	500	500
Delta Air Lines, Inc., Pass-Through Trust
Series 2010-2, Class A
4.95%, 05/23/2019 Λ	280	285
GE Capital Credit Card Master Note Trust
Series 2009-2, Class A
3.69%, 07/15/2015	600	623
HSBC Home Equity Loan Trust
Series 2005-2, Class A1
0.53%, 01/20/2035 *	99	91
Series 2006-1, Class A1
0.42%, 01/20/2036 *	182	168
Series 2007-1, Class A2F
5.60%, 03/20/2036 *	200	205
Series 2007-1, Class AS
0.46%, 03/20/2036 *	195	183
Series 2007-3, Class APT
1.46%, 11/20/2036 *	141	130
Hyundai Auto Receivables Trust
Series 2010-B, Class A3
0.97%, 04/15/2015	340	340
Series 2010-B, Class A4
1.63%, 03/15/2017	375	372

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES — (continued)
Hyundai Auto Receivables Trust (continued)
Series 2011-A, Class A3
1.16%, 04/15/2015	$275	$275
Series 2011-A, Class A4
1.78%, 12/15/2015	310	311
LAI Vehicle Lease Securitization Trust
Series 2010-A, Class A
2.55%, 03/15/2016 — 144A	828	826
Mercedes-Benz Auto Receivables Trust
Series 2010-1, Class A3
1.42%, 08/15/2014	250	252
Morgan Stanley ABS Capital I
Series 2004-WMC3, Class M1
1.01%, 01/25/2035 *	64	60
NCUA Guaranteed Notes
Series 2010-A1, Class A
0.66%, 12/07/2020 *	308	309
Nissan Auto Receivables Owner Trust
Series 2010-A, Class A3
0.87%, 07/15/2014	455	455
Series 2010-A, Class A4
1.31%, 09/15/2016	300	298
PennyMac Loan Trust
Series 2010-NPL1, Class A
4.25%, 05/25/2050 — 144A *	445	445
Series 2010-NPL1, Class M1
5.00%, 05/25/2050 — 144A *	800	800
Residential Asset Mortgage Products, Inc.
Series 2004-RS6, Class AI4
5.46%, 05/25/2032 *	481	491
Santander Drive Auto Receivables Trust
Series 2010-A, Class A3
1.83%, 11/17/2014 — 144A	400	404
Structured Asset Investment Loan Trust
Series 2005-5, Class A9
0.53%, 06/25/2035 *	400	372
Structured Asset Securities Corp.
Series 2002-AL1, Class A2
3.45%, 02/25/2032	319	302
Series 2004-6XS, Class A5A
5.53%, 03/25/2034 *	601	583
Series 2005-NC1, Class A11
4.69%, 02/25/2035 *	1,120	1,135
Toyota Auto Receivables Owner Trust
Series 2010-C, Class A3
0.77%, 04/15/2014	70	70
Series 2011-A, Class A3
0.98%, 10/15/2014	845	845
USAA Auto Owner Trust
Series 2009-2, Class A3
1.54%, 10/15/2012	112	113
Series 2009-2, Class A4
2.53%, 06/17/2013	115	118
World Omni Auto Receivables Trust
Series 2010-A, Class A4
2.21%, 05/15/2015	275	281

Total Asset-Backed Securities (cost $24,465)		25,569

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS — 0.1%
American Municipal Power-Ohio, Inc.
7.50%, 02/15/2050	$340	$348
New York State Dormitory Authority
5.60%, 03/15/2040	280	260
Port Authority of New York & New Jersey
5.65%, 11/01/2040	485	460
State of Illinois
5.10%, 06/01/2033	85	64

Total Municipal Government Obligations (cost $1,177)		1,132

CORPORATE DEBT SECURITIES — 13.5%
Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc.
5.20%, 08/15/2015 — 144A	380	406
Lockheed Martin Corp.
4.25%, 11/15/2019	150	151
5.72%, 06/01/2040 — 144A	108	109
United Technologies Corp.
8.88%, 11/15/2019	250	339
Automobiles — 0.1%
Daimler Finance North America LLC
6.50%, 11/15/2013	80	91
7.30%, 01/15/2012	460	486
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
7.20%, 01/15/2014 — 144A	60	69
7.75%, 01/15/2019 — 144A	650	803
PepsiCo, Inc.
7.90%, 11/01/2018	21	27
SABMiller PLC
5.50%, 08/15/2013 — 144A	180	195
Biotechnology — 0.1%
Amgen, Inc.
3.45%, 10/01/2020	400	379
4.50%, 03/15/2020	56	58
5.75%, 03/15/2040	165	171
Capital Markets — 1.7%
Bank of New York Mellon Corp.
2.95%, 06/18/2015 Λ	675	690
3.10%, 01/15/2015	125	129
4.60%, 01/15/2020 Λ	40	42
BlackRock, Inc.
6.25%, 09/15/2017 Λ	635	716
BP Capital Markets PLC
3.88%, 03/10/2015	675	707
Charles Schwab Corp.
4.95%, 06/01/2014	100	109
Credit Suisse
4.38%, 08/05/2020	316	306
5.30%, 08/13/2019	600	628
6.00%, 02/15/2018	400	425
Credit Suisse USA, Inc.
5.13%, 08/15/2015 Λ	170	185
Deutsche Bank AG
2.38%, 01/11/2013	250	254
3.25%, 01/11/2016	400	402
3.88%, 08/18/2014	100	105

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Capital Markets — (continued)
Goldman Sachs Group, Inc.
3.70%, 08/01/2015	$563	$572
5.25%, 10/15/2013	225	244
5.38%, 03/15/2020	390	401
6.00%, 06/15/2020	122	131
6.15%, 04/01/2018	200	218
6.25%, 09/01/2017	650	717
6.75%, 10/01/2037	200	201
7.50%, 02/15/2019	2,050	2,391
Jefferies Group, Inc.
3.88%, 11/09/2015 Λ	171	171
6.25%, 01/15/2036	260	235
6.45%, 06/08/2027 Λ	180	176
8.50%, 07/15/2019	575	671
Macquarie Group, Ltd.
6.25%, 01/14/2021 — 144A Λ	525	527
7.30%, 08/01/2014 — 144A	500	556
Morgan Stanley — Series F
5.55%, 04/27/2017	170	177
6.25%, 08/28/2017	450	483
6.63%, 04/01/2018	200	217
Morgan Stanley
4.00%, 07/24/2015	333	338
4.20%, 11/20/2014	156	162
5.45%, 01/09/2017	500	522
5.63%, 09/23/2019	610	616
7.30%, 05/13/2019	1,000	1,114
Nomura Holdings, Inc.
4.13%, 01/19/2016	200	199
5.00%, 03/04/2015	350	364
6.70%, 03/04/2020	543	580
UBS AG
2.25%, 08/12/2013	250	252
3.88%, 01/15/2015	600	618
4.88%, 08/04/2020	525	528
5.88%, 12/20/2017	110	120
Chemicals — 0.3%
Dow Chemical Co.
4.25%, 11/15/2020	174	167
4.85%, 08/15/2012	190	200
8.55%, 05/15/2019	580	723
E.I. du Pont de Nemours & Co.
1.95%, 01/15/2016 Λ	173	168
4.90%, 01/15/2041 Λ	125	117
Potash Corp., of Saskatchewan, Inc.
6.50%, 05/15/2019	260	301
PPG Industries, Inc.
5.75%, 03/15/2013	120	130
7.40%, 08/15/2019	300	346
9.00%, 05/01/2021	310	404
Praxair, Inc.
4.38%, 03/31/2014	375	404
5.20%, 03/15/2017	150	166
Commercial Banks — 2.3%
ANZ National International, Ltd.
2.38%, 12/21/2012 — 144A	105	107

	Principal	Value

Commercial Banks — (continued)
Australia & New Zealand Banking Group, Ltd.
4.88%, 01/12/2021 — 144A Λ	$137	$138
Bank of Nova Scotia
1.65%, 10/29/2015 — 144A	359	345
2.38%, 12/17/2013	200	204
3.40%, 01/22/2015	205	213
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.85%, 01/22/2015 — 144A	227	239
Barclays Bank PLC
2.50%, 09/21/2015 — 144A	510	493
2.50%, 01/23/2013 Λ	150	152
3.90%, 04/07/2015 Λ	170	175
5.00%, 09/22/2016	100	106
5.13%, 01/08/2020	350	355
5.20%, 07/10/2014	125	136
6.75%, 05/22/2019 Λ	400	449
BB&T Corp.
3.38%, 09/25/2013	195	204
3.85%, 07/27/2012	485	504
3.95%, 04/29/2016	515	536
4.90%, 06/30/2017	550	575
5.25%, 11/01/2019	90	93
6.85%, 04/30/2019	250	290
Canadian Imperial Bank of Commerce
2.60%, 07/02/2015 — 144A	1,750	1,763
Comerica, Inc.
3.00%, 09/16/2015	150	149
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
4.50%, 01/11/2021	300	298
DnB NOR Boligkreditt
2.10%, 10/14/2015 — 144A	757	732
HSBC Bank PLC
3.50%, 06/28/2015 — 144A	1,175	1,198
4.13%, 08/12/2020 — 144A Λ	275	267
KeyBank NA
5.70%, 11/01/2017 Λ	245	252
5.80%, 07/01/2014	250	272
M&T Bank Corp.
5.38%, 05/24/2012 Λ	80	84
Manufacturers & Traders Trust Co.
1.80%, 04/01/2013 *	300	299
National Australia Bank, Ltd.
2.50%, 01/08/2013 — 144A	400	408
2.75%, 09/28/2015 — 144A	280	278
3.75%, 03/02/2015 — 144A Λ	280	291
National Bank of Canada
1.65%, 01/30/2014 — 144A	271	271
National City Corp.
4.90%, 01/15/2015	165	178
Nordea Bank AB
1.75%, 10/04/2013	200	199
PNC Funding Corp.
3.00%, 05/19/2014 Λ	180	184
4.38%, 08/11/2020	433	429
5.13%, 02/08/2020 Λ	250	262

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Commercial Banks — (continued)
PNC Funding Corp. (continued)
5.25%, 11/15/2015	$130	$140
5.63%, 02/01/2017	130	141
6.70%, 06/10/2019	150	174
Rabobank Nederland NV
2.13%, 10/13/2015	105	101
3.20%, 03/11/2015 — 144A	500	511
Stadshypotek AB
1.45%, 09/30/2013 — 144A	1,394	1,386
Toronto-Dominion Bank
2.20%, 07/29/2015 — 144A	295	292
U.S. Bancorp
2.00%, 06/14/2013 Λ	540	548
2.88%, 11/20/2014	121	124
Wachovia Bank NA
0.63%, 03/15/2016 *	450	429
5.00%, 08/15/2015	500	535
6.00%, 11/15/2017	2,000	2,239
Wachovia Corp.
5.50%, 05/01/2013	420	456
5.75%, 06/15/2017 Λ	970	1,084
5.75%, 02/01/2018	1,200	1,335
Wells Fargo & Co.
3.75%, 10/01/2014	390	412
5.63%, 12/11/2017	100	111
Westpac Banking Corp.
4.88%, 11/19/2019	750	778
Commercial Services & Supplies — 0.1%
Browning-Ferris Industries, Inc.
9.25%, 05/01/2021	105	132
Pitney Bowes, Inc.
4.88%, 08/15/2014	350	370
5.00%, 03/15/2015	250	264
5.60%, 03/15/2018	100	104
Waste Management, Inc.
4.75%, 06/30/2020 Λ	319	325
Communications Equipment — 0.0% ∞
Cisco Systems, Inc.
4.45%, 01/15/2020	150	157
5.50%, 01/15/2040	50	50
5.90%, 02/15/2039	100	106
Computers & Peripherals — 0.2%
Dell, Inc.
2.30%, 09/10/2015 Λ	371	363
5.65%, 04/15/2018 Λ	90	99
HP Enterprise Services LLC
7.45%, 10/15/2029	500	626
Consumer Finance — 0.3%
American Express Co.
7.00%, 03/19/2018	400	464
American Express Credit Corp. — Series C
5.88%, 05/02/2013	300	326
American Express Credit Corp.
5.13%, 08/25/2014	200	217
7.30%, 08/20/2013	200	226
Capital One Financial Corp.
6.75%, 09/15/2017	180	208
7.38%, 05/23/2014	75	86

	Principal	Value

Consumer Finance — (continued)
HSBC Finance Corp.
4.75%, 07/15/2013 Λ	$165	$175
5.00%, 06/30/2015	455	485
5.50%, 01/19/2016	260	281
Toyota Motor Credit Corp.
3.20%, 06/17/2015	385	398
Diversified Financial Services — 2.7%
Allstate Life Global Funding Trust
5.38%, 04/30/2013	200	218
ASIF Global Financing XIX
4.90%, 01/17/2013 — 144A	836	878
Associates Corp.
6.95%, 11/01/2018	700	774
Bank of America Corp. — Series L
5.65%, 05/01/2018	700	729
7.38%, 05/15/2014	650	740
Bank of America Corp.
5.63%, 07/01/2020 Λ	1,340	1,378
5.75%, 12/01/2017	220	230
6.50%, 08/01/2016	500	553
Blackstone Holdings Finance Co., LLC
5.88%, 03/15/2021 — 144A	1,205	1,186
Capital One Bank USA NA
8.80%, 07/15/2019	900	1,117
Caterpillar Financial Services Corp.
7.15%, 02/15/2019	100	123
Caterpillar Financial Services Corp. — Series F
5.85%, 09/01/2017	150	172
7.05%, 10/01/2018 Λ	150	183
Citigroup, Inc.
4.75%, 05/19/2015	62	65
5.38%, 08/09/2020 Λ	355	364
6.00%,12/13/2013 — 08/15/2017	1,870	2,048
6.01%, 01/15/2015	420	463
6.13%, 11/21/2017	345	379
6.38%, 08/12/2014	310	346
6.50%, 08/19/2013	110	121
8.13%, 07/15/2039	100	122
8.50%, 05/22/2019	550	673
CME Group, Inc.
5.75%, 02/15/2014	196	219
Countrywide Financial Corp.
6.25%, 05/15/2016	550	579
Diageo Capital PLC
4.83%, 07/15/2020	90	94
5.75%, 10/23/2017	230	262
Diageo Finance BV
5.50%, 04/01/2013	290	316
ERAC USA Finance LLC
2.25%, 01/10/2014 — 144A	257	258
General Electric Capital Corp.
4.38%, 09/16/2020	600	583
5.40%, 02/15/2017 Λ	400	433
5.50%, 06/04/2014	685	748
5.50%, 01/08/2020 Λ	1,140	1,213
5.63%, 09/15/2017 — 05/01/2018	3,500	3,812
6.00%, 08/07/2019 Λ	1,420	1,577

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Diversified Financial Services — (continued)
Goldman Sachs Group, LP
8.00%, 03/01/2013 — 144A	$325	$362
International Lease Finance Corp.
5.25%, 01/10/2013 Λ	100	102
John Deere Capital Corp.
5.75%, 09/10/2018	100	114
MassMutual Global Funding II
2.88%, 04/21/2014 — 144A	100	104
3.63%, 07/16/2012 — 144A	600	623
Merrill Lynch & Co., Inc.
5.00%, 01/15/2015	650	685
5.45%, 02/05/2013	390	413
6.88%, 04/25/2018	100	111
Merrill Lynch & Co., Inc. — Series C
6.40%, 08/28/2017	850	924
National Rural Utilities Cooperative Finance Corp.
2.63%, 09/16/2012	25	26
10.38%, 11/01/2018	250	344
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/2020	80	75
8.95%, 05/01/2014	400	486
Tyco International Finance SA
8.50%, 01/15/2019	100	128
Volkswagen International Finance NV
1.63%, 08/12/2013 — 144A	116	117
Diversified Telecommunication Services — 0.9%
AT&T Corp.
8.00%, 11/15/2031	27	34
AT&T, Inc.
4.85%, 02/15/2014 Λ	400	435
5.35%, 09/01/2040 — 144A	898	820
5.50%, 02/01/2018	300	330
6.30%, 01/15/2038	500	515
BellSouth Corp.
6.55%, 06/15/2034	500	520
BellSouth Telecommunications, Inc.
6.30%, 12/15/2015	150	163
7.00%, 10/01/2025	300	328
British Telecommunications PLC
5.95%, 01/15/2018	200	221
COX Enterprises, Inc.
7.38%, 07/15/2027 — 144A	200	222
Deutsche Telekom International Finance BV
6.00%, 07/08/2019 Λ	395	447
France Telecom SA
8.50%, 03/01/2031	130	174
GTE Corp.
6.84%, 04/15/2018	1,500	1,720
8.75%, 11/01/2021	250	322
Telecom Italia Capital SA
4.95%, 09/30/2014	250	257
6.18%, 06/18/2014	161	172
7.00%, 06/04/2018	250	267
Telefonica Emisiones SAU
6.22%, 07/03/2017	650	708
Verizon Communications, Inc.
6.10%, 04/15/2018	411	467

	Principal	Value

Diversified Telecommunication Services — (continued)
Verizon Global Funding Corp.
5.85%, 09/15/2035	$175	$176
7.75%, 12/01/2030	300	367
Verizon Maryland, Inc.
7.15%, 05/01/2023	600	646
Verizon Pennsylvania, Inc.
8.35%, 12/15/2030	240	272
Electric Utilities — 0.9%
Alabama Power Co. — Series S
5.88%, 12/01/2022	370	413
Appalachian Power Co.
5.95%, 05/15/2033	50	49
Carolina Power & Light Co.
5.30%, 01/15/2019	80	89
CenterPoint Energy Houston Electric LLC — Series U
7.00%, 03/01/2014	100	115
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	180	218
Consolidated Edison Co., of New York, Inc.
5.70%, 06/15/2040 Λ	154	159
Consumers Energy Co.
6.70%, 09/15/2019	100	119
Duke Energy Carolinas LLC
4.30%, 06/15/2020	156	159
Duke Energy Indiana, Inc.
3.75%, 07/15/2020	200	193
Enel Finance International SA
5.13%, 10/07/2019 — 144A	450	444
Exelon Generation Co., LLC
4.00%, 10/01/2020 Λ	600	557
5.75%, 10/01/2041	86	79
Florida Power & Light Co.
5.95%, 10/01/2033 Λ	150	162
Georgia Power Co.
4.75%, 09/01/2040	77	69
Indiana Michigan Power Co.
7.00%, 03/15/2019 Λ	338	398
Jersey Central Power & Light Co.
7.35%, 02/01/2019	330	388
KCP&L Greater Missouri Operations Co.
11.88%, 07/01/2012	300	339
Massachusetts Electric Co.
5.90%, 11/15/2039 — 144A	55	56
MidAmerican Energy, Co.
5.30%, 03/15/2018	500	555
Nevada Power Co. — Series V
7.13%, 03/15/2019	100	118
Nevada Power Co.
5.38%, 09/15/2040	52	49
6.50%, 08/01/2018	50	58
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 — 144A	50	53
NiSource Finance Corp.
6.80%, 01/15/2019	200	229
Northern States Power Co.
5.35%, 11/01/2039 Λ	19	19
6.25%, 06/01/2036	100	113
Oncor Electric Delivery Co., LLC
6.80%, 09/01/2018	375	439

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Electric Utilities — (continued)
Pacific Gas & Electric Co.
5.40%, 01/15/2040	$42	$41
6.05%, 03/01/2034	60	63
8.25%, 10/15/2018 Λ	150	196
PacifiCorp
5.65%, 07/15/2018	100	113
6.25%, 10/15/2037	200	220
Progress Energy, Inc.
4.40%, 01/15/2021	140	139
4.88%, 12/01/2019	200	209
6.00%, 12/01/2039	50	52
PSEG Power LLC
5.13%, 04/15/2020	151	157
5.32%, 09/15/2016 Λ	800	872
5.50%, 12/01/2015	100	110
Public Service Co., of Colorado
3.20%, 11/15/2020	56	53
Public Service Co., of Oklahoma
5.15%, 12/01/2019	133	140
Public Service Electric & Gas Co.
2.70%, 05/01/2015	150	152
5.38%, 11/01/2039 Λ	28	28
Southern California Edison Co.
5.50%, 03/15/2040 Λ	130	131
6.65%, 04/01/2029	300	337
Southwestern Public Service Co. — Series G
8.75%, 12/01/2018	405	507
Electronic Equipment & Instruments — 0.1%
Arrow Electronics, Inc.
3.38%, 11/01/2015	35	35
6.00%, 04/01/2020	385	396
6.88%, 07/01/2013 — 06/01/2018	292	320
Energy Equipment & Services — 0.3%
ANR Pipeline Co.
9.63%, 11/01/2021	200	280
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021 — 144A	52	52
5.95%, 01/15/2014	150	166
Halliburton Co.
6.15%, 09/15/2019	70	80
Spectra Energy Capital LLC
6.20%, 04/15/2018	325	361
8.00%, 10/01/2019	490	594
TransCanada PipeLines, Ltd.
6.50%, 08/15/2018	175	205
7.13%, 01/15/2019 Λ	400	488
Transocean, Inc.
6.50%, 11/15/2020	500	543
Food & Staples Retailing — 0.0% ∞
CVS Caremark Corp.
6.13%, 09/15/2039	150	155
Kroger Co.
5.40%, 07/15/2040	51	47
7.50%, 04/01/2031	100	118

	Principal	Value

Food Products — 0.3%
Bunge, Ltd. Finance Corp.
5.88%, 05/15/2013	$400	$428
8.50%, 06/15/2019	110	130
Cargill, Inc.
6.00%, 11/27/2017 — 144A	220	249
7.35%, 03/06/2019 — 144A	250	299
Kraft Foods, Inc.
5.38%, 02/10/2020	609	650
6.13%, 08/23/2018	225	255
6.50%, 08/11/2017	875	1,016
Gas Utilities — 0.1%
AGL Capital Corp.
4.45%, 04/15/2013	300	316
5.25%, 08/15/2019	100	105
Atmos Energy Corp.
4.95%, 10/15/2014	200	215
Health Care Providers & Services — 0.0% ∞
Medco Health Solutions, Inc.
2.75%, 09/15/2015	140	139
Household Durables — 0.0% ∞
Newell Rubbermaid, Inc.
4.70%, 08/15/2020	183	181
Industrial Conglomerates — 0.1%
Koninklijke Philips Electronics NV
7.20%, 06/01/2026	500	580
Insurance — 0.7%
ACE INA Holdings, Inc.
5.60%, 05/15/2015	425	469
Aflac, Inc.
6.45%, 08/15/2040	108	109
Allstate Corp.
5.00%, 08/15/2014	70	77
AON Corp.
3.50%, 09/30/2015	46	46
6.25%, 09/30/2040 Λ	83	84
Berkshire Hathaway Finance Corp.
2.45%, 12/15/2015	187	187
5.40%, 05/15/2018 Λ	900	993
5.75%, 01/15/2040	100	103
CNA Financial Corp.
5.85%, 12/15/2014	200	212
5.88%, 08/15/2020	282	283
Jackson National Life Global Funding
5.38%, 05/08/2013 — 144A	950	1,029
Metropolitan Life Global Funding I
2.50%, 01/11/2013 — 144A	670	684
2.88%, 09/17/2012 — 144A	200	205
5.13%, 06/10/2014 — 144A	300	327
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 — 144A	300	351
New York Life Global Funding
3.00%, 05/04/2015 — 144A	600	613
4.65%, 05/09/2013 — 144A	150	161
Pacific Life Global Funding
5.00%, 05/15/2017 — 144A	100	103
5.15%, 04/15/2013 — 144A	280	299

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Insurance — (continued)
Principal Life Income Funding Trusts
5.10%, 04/15/2014	$385	$416
5.30%, 12/14/2012 — 04/24/2013	510	549
Travelers Property Casualty Corp.
7.75%, 04/15/2026	450	552
IT Services — 0.0% ∞
International Business Machines Corp.
8.00%, 10/15/2038	100	137
Machinery — 0.0% ∞
Caterpillar, Inc.
7.90%, 12/15/2018 Λ	250	319
Media — 0.8%
CBS Corp.
5.50%, 05/15/2033	150	137
5.75%, 04/15/2020	63	67
7.88%, 07/30/2030	130	152
8.88%, 05/15/2019	100	126
Comcast Cable Communications LLC
8.88%, 05/01/2017	250	315
Comcast Cable Holdings LLC
10.13%, 04/15/2022	414	558
Comcast Corp.
5.85%, 11/15/2015	300	337
6.50%, 11/15/2035	100	106
COX Communications, Inc.
5.45%, 12/15/2014	50	55
DIRECTV Holdings LLC
4.60%, 02/15/2021	400	392
6.00%, 08/15/2040	700	686
Historic TW, Inc.
9.15%, 02/01/2023	200	266
NBCUniversal Media LLC
5.95%, 04/01/2041 — 144A	210	205
News America Holdings, Inc.
7.70%, 10/30/2025	300	359
8.88%, 04/26/2023	200	258
News America, Inc.
6.20%, 12/15/2034	250	257
7.25%, 05/18/2018 Λ	155	187
7.30%, 04/30/2028	130	143
TCI Communications, Inc.
7.13%, 02/15/2028	100	111
8.75%, 08/01/2015	700	863
Thomson Reuters Corp.
4.70%, 10/15/2019	75	79
Time Warner, Inc.
6.20%, 03/15/2040	100	103
7.63%, 04/15/2031	300	355
7.70%, 05/01/2032	100	120
Time Warner Cable, Inc.
6.75%, 07/01/2018	40	46
7.30%, 07/01/2038	90	103
8.25%, 02/14/2014 — 04/01/2019	930	1,124
8.75%, 02/14/2019	380	482
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	250	310

	Principal	Value

Media — (continued)
Viacom, Inc.
6.25%, 04/30/2016	$300	$341
Metals & Mining — 0.0% ∞
BHP Billiton Finance USA, Ltd.
6.50%, 04/01/2019 Λ	270	320
Multiline Retail — 0.0% ∞
Target Corp.
7.00%, 01/15/2038	140	168
Multi-Utilities — 0.1%
Dominion Resources, Inc.
6.00%, 11/30/2017	450	517
6.40%, 06/15/2018	170	196
Sempra Energy
6.00%, 10/15/2039	150	154
8.90%, 11/15/2013	180	212
9.80%, 02/15/2019	140	188
Xcel Energy, Inc.
4.70%, 05/15/2020	50	52
Office Electronics — 0.0% ∞
Xerox Corp.
6.75%, 02/01/2017 Λ	330	382
8.25%, 05/15/2014	90	106
Oil, Gas & Consumable Fuels — 0.6%
Alberta Energy Co., Ltd.
7.38%, 11/01/2031	500	573
Anadarko Petroleum Corp.
7.63%, 03/15/2014	400	460
8.70%, 03/15/2019	150	184
ConocoPhillips
6.00%, 01/15/2020	105	121
6.65%, 07/15/2018 Λ	350	417
EnCana Corp.
6.50%, 05/15/2019 Λ	150	177
ENI SpA
5.70%, 10/01/2040 — 144A	900	850
EOG Resources, Inc.
4.10%, 02/01/2021 Λ	300	292
Marathon Oil Corp.
7.50%, 02/15/2019 Λ	220	278
Petro-Canada
6.05%, 05/15/2018	312	354
Shell International Finance BV
3.10%, 06/28/2015	478	493
4.30%, 09/22/2019	300	312
4.38%, 03/25/2020 Λ	410	427
6.38%, 12/15/2038	100	115
Statoil ASA
3.13%, 08/17/2017	200	200
Suncor Energy, Inc.
6.10%, 06/01/2018	250	284
Talisman Energy, Inc.
7.75%, 06/01/2019	385	473
Tosco Corp.
7.80%, 01/01/2027	160	197
8.13%, 02/15/2030	230	293
Total Capital SA
2.30%, 03/15/2016	400	392
4.13%, 01/28/2021	82	82
Union Pacific Resources Group, Inc.
7.15%, 05/15/2028 Λ	52	53

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Pharmaceuticals — 0.0% ∞
Pharmacia Corp.
6.50%, 12/01/2018	$260	$309
Real Estate Investment Trusts — 0.2%
CommonWealth
5.88%, 09/15/2020	400	393
6.25%, 08/15/2016	100	107
6.65%, 01/15/2018	215	226
ERP Operating, LP
5.75%, 06/15/2017	120	133
HCP, Inc.
5.38%, 02/01/2021	105	106
Simon Property Group, LP
4.38%, 03/01/2021	60	59
5.65%, 02/01/2020 Λ	247	269
6.13%, 05/30/2018	280	314
6.75%, 05/15/2014 Λ	50	56
10.35%, 04/01/2019	220	301
WEA Finance LLC
6.75%, 09/02/2019 — 144A Λ	180	203
7.13%, 04/15/2018 — 144A	60	69
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC
3.60%, 09/01/2020	125	119
4.70%, 10/01/2019	75	79
5.65%, 05/01/2017	150	167
5.75%, 03/15/2018 Λ	500	564
7.29%, 06/01/2036 Λ	90	105
Canadian National Railway Co.
5.85%, 11/15/2017	180	203
CSX Corp.
6.25%, 04/01/2015 — 03/15/2018	285	326
7.38%, 02/01/2019	350	423
Ryder System, Inc.
3.60%, 03/01/2016	132	132
Union Pacific Corp.
5.78%, 07/15/2040	300	310
7.00%, 02/01/2016	150	177
Software — 0.1%
Intuit, Inc.
5.75%, 03/15/2017	70	78
Microsoft Corp.
1.63%, 09/25/2015 Λ	390	380
4.50%, 10/01/2040	70	63
Oracle Corp.
5.00%, 07/08/2019	100	108
5.38%, 07/15/2040 — 144A	123	119
6.50%, 04/15/2038	200	226

	Principal	Value

Specialty Retail — 0.0% ∞
Lowe’s Cos., Inc.
7.11%, 05/15/2037	$120	$143
Staples, Inc.
9.75%, 01/15/2014	80	97
Transportation Infrastructure — 0.0% ∞
United Parcel Service of America, Inc.
8.38%, 04/01/2020	60	79
8.38%, 04/01/2030 *	200	250
Water Utilities — 0.0% ∞
American Water Capital Corp.
6.09%, 10/15/2017	400	453
Wireless Telecommunication Services — 0.0% ∞
Vodafone Group PLC
5.45%, 06/10/2019 Λ	75	82

Total Corporate Debt Securities (cost $139,775)		142,211

	Shares	Value

SECURITIES LENDING COLLATERAL — 9.1%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.31% ▲	95,848,369	95,848
Total Securities Lending Collateral (cost $95,848)

	Principal	Value

REPURCHASE AGREEMENT — 1.2%
State Street Bank & Trust Co. 0.01% ▲, dated 01/31/2011, to be repurchased at $12,728 on 02/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 07/15/2025, with a value of $12,985.	$12,728	12,728
Total Repurchase Agreement (cost $12,728)

Total Investment Securities (cost $1,132,340) #		1,147,260
Other Assets and Liabilities — Net		(91,376)

Net Assets		$1,055,884

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $93,928.

*	Floating or variable rate note. Rate is listed as of 01/31/2011.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $680, or 0.06%, of the fund’s net assets.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 01/31/2011.

#	Aggregate cost for federal income tax purposes is $1,132,340. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $21,037 and $6,117, respectively. Net unrealized appreciation for tax purposes is $14,920.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2011, these securities aggregated $71,870, or 6.81%, of the fund’s net assets.

IO	Interest Only

PO	Principal Only

REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

STRIPS	Separate Trading of Registered Interest and Principal of Securities
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$25,569	$—	$25,569
Corporate Debt Securities	—	142,211	—	142,211
Foreign Government Obligations	—	1,686	—	1,686
Mortgage-Backed Securities	—	126,611	—	126,611
Municipal Government Obligations	—	1,132	—	1,132
Repurchase Agreement	—	12,728	—	12,728
Securities Lending Collateral	95,848	—	—	95,848
U.S. Government Agency Obligations	—	503,951	—	503,951
U.S. Government Obligations	—	237,524	—	237,524

Total	$95,848	$1,051,412	$—	$1,147,260

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica JPMorgan International Bond

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts in thousands)
(unaudited)

		Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS — 72.7%
Australia — 0.8%
New South Wales Treasury Corp.
5.50%, 03/01/2017	AUD	3,100	$3,063
Belgium — 2.7%
Belgium Government Bond
4.00%, 03/28/2018	EUR	7,410	10,231
Brazil — 0.8%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2013	BRL	5,480	3,159
Canada — 1.6%
Canadian Government Bond
2.50%, 06/01/2015	CAD	3,800	3,814
5.00%, 06/01/2037	CAD	890	1,067
5.75%, 06/01/2033	CAD	983	1,272
Denmark — 1.5%
Denmark Government Bond
4.00%, 11/15/2019	DKK	10,150	1,979
5.00%, 11/15/2013	DKK	19,000	3,789
France — 3.7%
Caisse d’Amortissement de la Dette Sociale
3.75%, 10/25/2020	EUR	1,520	2,090
France Government Bond
5.75%, 10/25/2032	EUR	6,950	11,929
Germany — 9.5%
Bundesobligation — Series 158
1.75%, 10/09/2015	EUR	6,000	8,026
Bundesrepublik Deutschland
3.25%, 01/04/2020	EUR	8,000	11,079
3.50%, 07/04/2019	EUR	8,800	12,455
4.25%, 01/04/2014	EUR	1,450	2,127
4.75%, 07/04/2034	EUR	1,330	2,121
Indonesia — 0.7%
Indonesia Treasury Bond
9.00%, 09/15/2013	IDR	24,000,000	2,741
Italy — 9.7%
Italy Buoni Poliennali del Tesoro
4.00%, 09/01/2020 — 02/01/2037	EUR	7,750	9,722
4.25%, 08/01/2014	EUR	8,000	11,257
5.00%, 08/01/2034	EUR	4,660	6,100
5.25%, 08/01/2017	EUR	6,600	9,606
Japan — 24.5%
Japan Government Bond
1.30%, 03/20/2015	JPY	3,610,000	45,520
1.50%, 09/20/2018	JPY	540,000	6,884
1.90%, 06/20/2025	JPY	50,000	628
2.10%, 12/20/2026 — 09/20/2028	JPY	2,365,000	29,882
2.20%, 09/20/2039	JPY	720,000	8,919
Korea, Republic of — 1.8%
Korea Treasury Bond
4.00%, 06/10/2012	KRW	4,600,000	4,126
Republic of Korea
5.75%, 09/10/2013	KRW	2,900,000	2,699
Mexico — 1.8%
Mexican Bonos — Series MI10
8.00%, 12/19/2013	MXN	76,200	6,642
Netherlands — 2.8%
Netherlands Government Bond
3.75%, 01/15/2042	EUR	2,870	3,983
4.25%, 07/15/2013	EUR	4,400	6,402

		Principal	Value

Norway — 1.1%
Kommunalbanken AS
4.88%, 12/10/2012	GBP	2,500	$4,223
Philippines — 1.2%
Republic of The Philippines
8.75%, 03/03/2013	PHP	185,000	4,559
South Africa — 1.4%
Republic of South Africa
7.00%, 02/28/2031	ZAR	43,800	5,091
Spain — 2.4%
Spain Government Bond
4.25%, 01/31/2014	EUR	1,300	1,809
4.60%, 07/30/2019	EUR	3,240	4,279
4.90%, 07/30/2040	EUR	2,580	3,046
Sweden — 1.2%
Sweden Government Bond
4.50%, 08/12/2015	SEK	28,000	4,611
United Kingdom — 3.5%
United Kingdom Gilt
4.25%, 06/07/2032	GBP	3,600	5,637
4.50%, 12/07/2042	GBP	4,620	7,466

Total Foreign Government Obligations (cost $262,629)			274,033

MORTGAGE-BACKED SECURITY — 1.1%
Spain — 1.1%
Union de Creditos Inmobiliarios
Series 15, Class A
1.16%, 12/18/2048 § *	EUR	3,829	4,117
Total Mortgage-Backed Security (cost $5,175)
ASSET-BACKED SECURITY — 0.0% ∞
Spain — 0.0% ∞
Fondo de Titulizacion de Activos Santander Auto
Series 1, Class A
1.09%, 11/25/2021 § *	EUR	65	87
Total Asset-Backed Security (cost $83)
CORPORATE DEBT SECURITIES — 18.4%
Australia — 0.6%
Suncorp Group, Ltd.
4.00%, 01/16/2014	GBP	1,290	2,156
Denmark — 0.8%
Spar Nord Bank A/S
2.50%, 07/10/2012	EUR	2,280	3,150
Germany — 6.2%
Bayerische Landesbank
1.40%, 04/22/2013	JPY	1,008,000	12,481
IKB Deutsche Industriebank AG
2.63%, 03/13/2012	EUR	2,419	3,361
Kreditanstalt fuer Wiederaufbau
2.60%, 06/20/2037	JPY	170,000	2,275
5.50%, 12/07/2015	GBP	2,150	3,829
Landwirtschaftliche Rentenbank
1.38%, 04/25/2013	JPY	101,000	1,260
Ireland — 1.4%
Ulster Bank Finance PLC
1.10%, 03/29/2011 *	EUR	4,000	5,458

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica JPMorgan International Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

		Principal	Value

Netherlands — 3.0%
Fortis Bank Nederland NV
3.38%, 05/19/2014	EUR	3,200	$4,516
LeasePlan Corp. NV
3.25%, 05/22/2014	EUR	4,950	6,947
Supranational — 4.3%
European Investment Bank
1.40%, 06/20/2017	JPY	946,000	11,966
4.25%, 10/15/2014	EUR	2,900	4,233
Sweden — 0.9%
Swedbank AB
3.13%, 02/02/2012	EUR	2,500	3,482
United Kingdom — 1.2%
Bank of Scotland PLC
3.25%, 01/25/2013	EUR	3,200	4,402

Total Corporate Debt Securities (cost $59,361)			69,516

STRUCTURED NOTE DEBT — 1.4%
United Kingdom — 1.4%
Barclays Bank PLC
1.18%, 04/20/2016 *	EUR	4,000	5,269
Total Structured Note Debt (cost $5,045)

	Principal	Value

Short-Term Foreign Government Obligation — 0.4%
France Treasury Bill BTF
0.73%, 03/10/2011 ▲ γ	$968	$1,325
Total Short-Term Foreign Government Obligation (cost $1,257)

	Principal	Value

REPURCHASE AGREEMENT — 4.3%
State Street Bank & Trust Co.
0.01% ▲, dated 01/31/2011, to be repurchased at $16,015 on 02/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $16,338.	16,015	16,015
Total Repurchase Agreement (cost $16,015)
Total Investment Securities (cost $349,565) #		370,362

Other Assets and Liabilities — Net		6,426

Net Assets		$376,788

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Foreign Government Obligation	74.0%	$274,033
Commercial Banks	17.7	65,682
Diversified Financial Services	1.9	6,947
Mortgage-Backed Security	1.1	4,117
Insurance	0.6	2,156
Asset-Backed Security	0.0 ∞	87

Investment Securities, at Value	95.3	353,022
Short-Term Investments	4.7	17,340

Total Investments	100.0%	$370,362

FUTURES CONTRACTS:

				Net Unrealized
				Appreciation
Description	Type	Contracts Г	Expiration Date	(Depreciation)

10-Year Canada Government Bond	Long	24	03/22/2011	$(25)
10-Year Japanese Government Bond	Long	24	03/10/2011	(179)
3-Year Australian Treasury Bond	Long	4	03/15/2011	3
German Euro BOBL	Short	(187)	03/08/2011	555
German Euro BUND	Short	(25)	03/08/2011	84
German Euro SCHATZ	Long	84	03/08/2011	(114)
United Kingdom Long Gilt Bond	Long	44	03/29/2011	(214)

				$110

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Australian Dollar	(406)	02/08/2011	(402)	$(2)
Australian Dollar	(376)	02/08/2011	(372)	(3)
Australian Dollar	1,627	02/08/2011	1,585	35
Australian Dollar	(494)	02/08/2011	(492)	♦
Canadian Dollar	(609)	02/08/2011	(610)	2
Canadian Dollar	650	02/08/2011	654	(5)

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica JPMorgan International Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Canadian Dollar	10,940	02/08/2011	10,910	$13
Canadian Dollar	(405)	02/08/2011	(401)	(3)
Canadian Dollar	(489)	02/08/2011	(491)	3
Danish Krone	(10,561)	02/08/2011	(1,878)	(62)
Euro	9,000	02/08/2011	11,805	517
Euro	2,000	02/08/2011	2,683	55
Euro	6,000	02/08/2011	7,884	330
Euro	9,700	02/08/2011	12,935	345
Euro	590	02/08/2011	766	42
Euro	(389)	02/08/2011	(527)	(5)
Euro	(610)	02/08/2011	(803)	(33)
Euro	(979)	02/08/2011	(1,266)	(75)
Euro	(649)	02/08/2011	(858)	(31)
Euro	8,500	02/08/2011	11,111	525
Euro	(6,000)	02/08/2011	(7,893)	(321)
Euro	300	02/08/2011	397	13
Euro	(371)	02/08/2011	(489)	(19)
Euro	700	02/08/2011	919	39
Euro	(5,640)	02/08/2011	(7,549)	(173)
Euro	(3,362)	02/08/2011	(4,337)	(266)
Euro	(649)	02/08/2011	(845)	(44)
Euro	(8,300)	02/08/2011	(10,996)	(367)
Euro	(48,092)	02/08/2011	(63,699)	(2,140)
Euro	(615)	02/08/2011	(815)	(27)
Euro	430	02/08/2011	584	5
Euro	500	02/08/2011	656	29
Euro	518	02/08/2011	670	40
Euro	2,488	04/11/2011	3,394	9
Japanese Yen	3,660,908	02/08/2011	43,813	791
Japanese Yen	260,001	02/08/2011	3,132	36
Japanese Yen	250,001	02/08/2011	3,003	43
Japanese Yen	120,790	02/08/2011	1,457	14
Japanese Yen	(43,841)	02/08/2011	(531)	(3)
Japanese Yen	(40,309)	02/08/2011	(487)	(4)
Japanese Yen	780,001	02/08/2011	9,329	175
Japanese Yen	40,000	02/08/2011	476	11
Japanese Yen	(160,864)	02/08/2011	(1,935)	(25)
Japanese Yen	(384,259)	02/08/2011	(4,732)	50
Japanese Yen	(53,616)	02/08/2011	(653)	♦
Japanese Yen	(118,425)	02/08/2011	(1,418)	(25)
Japanese Yen	(67,805)	02/08/2011	(820)	(6)
Japanese Yen	(400,990)	02/08/2011	(4,820)	(65)
Japanese Yen	(51,939)	02/08/2011	(632)	(1)
Mexican Peso	(9,637)	02/08/2011	(783)	(11)
Mexican Peso	(6,435)	02/08/2011	(520)	(10)
Mexican Peso	48,900	02/08/2011	3,950	78
Mexican Peso	(45,239)	04/11/2011	(3,691)	(17)
New Zealand Dollar	1	02/08/2011	1	♦
Norwegian Krone	(2,857)	02/08/2011	(484)	(11)
Norwegian Krone	34,272	02/08/2011	5,661	271
Pound Sterling	1,800	02/08/2011	2,812	71
Pound Sterling	(562)	02/08/2011	(878)	(23)
Pound Sterling	200	02/08/2011	312	8
Pound Sterling	(466)	02/08/2011	(722)	(24)
Pound Sterling	(200)	02/08/2011	(316)	(5)
Pound Sterling	300	02/08/2011	474	6
Pound Sterling	6,552	02/08/2011	10,254	241
South African Rand	(2,828)	02/08/2011	(410)	18
South African Rand	(36,428)	02/08/2011	(5,223)	162
South African Rand	2,801	02/08/2011	408	(18)
Swedish Krona	(12,407)	02/08/2011	(1,800)	(123)
Swedish Krona	(2,989)	02/08/2011	(444)	(19)
Swiss Franc	193	02/08/2011	195	10

				$21

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica JPMorgan International Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

				Unrealized
			Settlement	Appreciation
Bought/Sold	Currency	Amount	Date	(Depreciation)

Buy	Australian Dollar	319	02/08/2011	$(5)
Sell	Canadian Dollar	(322)	02/08/2011	1
Buy	Australian Dollar	411	02/08/2011	8
Sell	Canadian Dollar	(407)	02/08/2011	(5)
Buy	Australian Dollar	747	02/08/2011	6
Sell	Japanese Yen	(60,575)	02/08/2011	♦
Buy	Australian Dollar	527	02/08/2011	(1)
Sell	Euro	(393)	02/08/2011	(12)
Buy	Australian Dollar	643	02/08/2011	24
Sell	Japanese Yen	(51,328)	02/08/2011	(9)
Buy	Australian Dollar	1,499	02/08/2011	(5)
Sell	Canadian Dollar	(1,489)	02/08/2011	11
Buy	Australian Dollar	403	02/08/2011	(1)
Sell	Swedish Krona	(2,726)	02/08/2011	(20)
Buy	Canadian Dollar	617	02/08/2011	1
Sell	Japanese Yen	(50,642)	02/08/2011	(2)
Buy	Canadian Dollar	613	02/08/2011	(3)
Sell	Japanese Yen	(51,222)	02/08/2011	(9)
Buy	Canadian Dollar	264	02/08/2011	(2)
Sell	Pound Sterling	(165)	02/08/2011	♦
Buy	Canadian Dollar	762	02/08/2011	(3)
Sell	Australian Dollar	(776)	02/08/2011	(8)
Buy	Canadian Dollar	764	02/08/2011	(3)
Sell	Australian Dollar	(776)	02/08/2011	(6)
Buy	Euro	657	02/08/2011	35
Sell	Japanese Yen	(72,403)	02/08/2011	(18)
Buy	Euro	625	02/08/2011	31
Sell	Pound Sterling	(534)	02/08/2011	(30)
Buy	Euro	612	02/08/2011	19
Sell	Japanese Yen	(68,259)	02/08/2011	(13)
Buy	Euro	248	02/08/2011	♦
Sell	Pound Sterling	(214)	02/08/2011	(3)
Buy	Euro	1,355	02/08/2011	54
Sell	Japanese Yen	(149,687)	02/08/2011	(23)
Buy	Euro	802	02/08/2011	54
Sell	Australian Dollar	(1,098)	02/08/2011	(49)
Buy	Euro	442	02/08/2011	16
Sell	Japanese Yen	(48,070)	02/08/2011	4
Buy	Euro	1,267	02/08/2011	95
Sell	Australian Dollar	(1,670)	02/08/2011	(23)
Buy	Euro	1,659	02/08/2011	50
Sell	Japanese Yen	(183,678)	02/08/2011	(16)
Buy	Euro	885	02/08/2011	1
Sell	Japanese Yen	(99,224)	02/08/2011	2
Buy	Euro	276	02/08/2011	♦
Sell	Pound Sterling	(239)	02/08/2011	(4)
Buy	Euro	266	02/08/2011	17
Sell	Pound Sterling	(223)	02/08/2011	(12)
Buy	Euro	342	02/08/2011	21
Sell	Japanese Yen	(37,350)	02/08/2011	(8)
Buy	Euro	1,120	02/08/2011	22
Sell	Pound Sterling	(945)	02/08/2011	(2)
Buy	Euro	581	02/08/2011	19
Sell	Pound Sterling	(486)	02/08/2011	(1)
Buy	Euro	1,237	02/08/2011	37
Sell	Norwegian Krone	(9,818)	02/08/2011	(43)
Buy	Euro	622	02/08/2011	42
Sell	Pound Sterling	(520)	02/08/2011	(24)
Buy	Euro	724	02/08/2011	♦
Sell	Japanese Yen	(82,001)	02/08/2011	(8)
Buy	Euro	398	02/08/2011	14
Sell	Canadian Dollar	(533)	02/08/2011	(1)
Buy	Euro	178	02/08/2011	♦
Sell	Australian Dollar	(246)	02/08/2011	(2)

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica JPMorgan International Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CROSS CURRENCY CONTRACTS (continued):

				Unrealized
			Settlement	Appreciation
Bought/Sold	Currency	Amount	Date	(Depreciation)

Buy	Euro	1,303	04/11/2011	$7
Sell	Japanese Yen	(146,069)	04/11/2011	(5)
Buy	Euro	447	02/08/2011	18
Sell	Swedish Krona	(3,991)	02/08/2011	(24)
Buy	Euro	471	02/08/2011	15
Sell	Australian Dollar	(631)	02/08/2011	1
Buy	Euro	587	02/08/2011	39
Sell	Canadian Dollar	(787)	02/08/2011	(21)
Buy	Euro	251	02/08/2011	7
Sell	Canadian Dollar	(339)	02/08/2011	(1)
Buy	Euro	503	02/08/2011	30
Sell	Japanese Yen	(54,662)	02/08/2011	(7)
Buy	Euro	241	02/08/2011	9
Sell	Norwegian Krone	(1,906)	02/08/2011	(9)
Buy	Euro	491	02/08/2011	24
Sell	Japanese Yen	(54,819)	02/08/2011	(20)
Buy	Euro	458	02/08/2011	15
Sell	Swedish Krona	(4,114)	02/08/2011	(25)
Buy	Euro	963	02/08/2011	30
Sell	Canadian Dollar	(1,293)	02/08/2011	(2)
Buy	Euro	281	02/08/2011	11
Sell	Australian Dollar	(377)	02/08/2011	(3)
Buy	Euro	433	02/08/2011	29
Sell	Swedish Krona	(3,967)	02/08/2011	(52)
Buy	Euro	387	02/08/2011	1
Sell	Australian Dollar	(531)	02/08/2011	1
Buy	Japanese Yen	286,320	02/08/2011	95
Sell	Euro	(2,627)	02/08/2011	(203)
Buy	Japanese Yen	172,036	02/08/2011	54
Sell	Euro	(1,550)	02/08/2011	(80)
Buy	Japanese Yen	50,769	02/08/2011	7
Sell	Euro	(458)	02/08/2011	(16)
Buy	Japanese Yen	49,228	04/11/2011	2
Sell	Australian Dollar	(606)	04/11/2011	♦
Buy	Japanese Yen	47,265	02/08/2011	16
Sell	New Zealand Dollar	(761)	02/08/2011	(27)
Buy	Japanese Yen	83,748	02/08/2011	17
Sell	Euro	(774)	02/08/2011	(56)
Buy	Japanese Yen	46,903	02/08/2011	5
Sell	Euro	(423)	02/08/2011	(13)
Buy	Japanese Yen	46,799	02/08/2011	11
Sell	Euro	(426)	02/08/2011	(24)
Buy	Japanese Yen	61,851	02/08/2011	9
Sell	Pound Sterling	(470)	02/08/2011	(8)
Buy	Japanese Yen	49,610	04/11/2011	6
Sell	Canadian Dollar	(599)	04/11/2011	1
Buy	Japanese Yen	147,557	02/08/2011	27
Sell	Euro	(1,354)	02/08/2011	(83)
Buy	Japanese Yen	55,684	04/11/2011	7
Sell	Pound Sterling	(425)	04/11/2011	(9)
Buy	New Zealand Dollar	760	02/08/2011	21
Sell	Australian Dollar	(591)	02/08/2011	(23)
Buy	Norwegian Krone	3,921	02/08/2011	(1)
Sell	Swedish Krona	(4,429)	02/08/2011	(6)
Buy	Norwegian Krone	2,619	04/11/2011	(1)
Sell	Euro	(329)	04/11/2011	3
Buy	Norwegian Krone	5,565	02/08/2011	14
Sell	Pound Sterling	(604)	02/08/2011	(19)
Buy	Norwegian Krone	2,207	02/08/2011	12
Sell	Australian Dollar	(376)	02/08/2011	(5)
Buy	Norwegian Krone	8,571	04/11/2011	3
Sell	Euro	(1,078)	04/11/2011	1
Buy	Norwegian Krone	3,817	02/08/2011	26
Sell	Japanese Yen	(52,751)	02/08/2011	(8)

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica JPMorgan International Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CROSS CURRENCY CONTRACTS (continued):

				Unrealized
			Settlement	Appreciation
Bought/Sold	Currency	Amount	Date	(Depreciation)

Buy	Norwegian Krone	2,883	02/08/2011	$18
Sell	Euro	(367)	02/08/2011	(21)
Buy	Norwegian Krone	2,879	02/08/2011	17
Sell	Euro	(373)	02/08/2011	(28)
Buy	Norwegian Krone	3,109	02/08/2011	19
Sell	Euro	(394)	02/08/2011	(21)
Buy	Norwegian Krone	2,280	02/08/2011	12
Sell	Australian Dollar	(387)	02/08/2011	(2)
Buy	Norwegian Krone	7,247	02/08/2011	13
Sell	Euro	(925)	02/08/2011	(25)
Buy	Pound Sterling	334	02/08/2011	15
Sell	Euro	(401)	02/08/2011	(29)
Buy	Pound Sterling	574	02/08/2011	32
Sell	Euro	(677)	02/08/2011	(40)
Buy	Pound Sterling	378	02/08/2011	4
Sell	Norwegian Krone	(3,529)	02/08/2011	(10)
Buy	Pound Sterling	579	02/08/2011	26
Sell	Canadian Dollar	(919)	02/08/2011	(15)
Buy	Pound Sterling	1,151	02/08/2011	52
Sell	Euro	(1,382)	02/08/2011	(101)
Buy	Swedish Krona	3,305	02/08/2011	30
Sell	Euro	(373)	02/08/2011	(28)
Buy	Swedish Krona	5,189	02/08/2011	43
Sell	Euro	(572)	02/08/2011	(21)
Buy	Swedish Krona	7,968	02/08/2011	59
Sell	Japanese Yen	(96,767)	02/08/2011	(3)
Buy	Swedish Krona	2,943	02/08/2011	6
Sell	Pound Sterling	(287)	02/08/2011	(9)
Buy	Swedish Krona	18,982	02/08/2011	157
Sell	Norwegian Krone	(16,522)	02/08/2011	(74)
Buy	Swedish Krona	14,002	04/11/2011	12
Sell	Euro	(1,576)	04/11/2011	(2)
Buy	Swedish Krona	2,461	02/08/2011	23
Sell	Canadian Dollar	(367)	02/08/2011	(7)
Buy	Swedish Krona	9,507	02/08/2011	46
Sell	Euro	(1,066)	02/08/2011	(32)
Buy	Swedish Krona	2,561	02/08/2011	25
Sell	Euro	(288)	02/08/2011	(22)
Buy	Swedish Krona	7,839	02/08/2011	65
Sell	Euro	(858)	02/08/2011	(24)

				$193

NOTES TO SCHEDULE OF INVESTMENTS:
*	Floating or variable rate note. Rate is listed as of 01/31/2011.

∞	Percentage rounds to less than 0.1%.

§	Illiquid. These securities aggregated to $4,204, or 1.12%, of the fund’s net assets.

▲	Rate shown reflects the yield at 01/31/2011.

#	Aggregate cost for federal income tax purposes is $349,565. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $29,781 and $8,984, respectively. Net unrealized appreciation for tax purposes is $20,797.

Г	Contract amounts are not in thousands.

γ	A portion of this security in the amount of $1,325 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica JPMorgan International Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
DEFINITIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippines Peso
SEK	Swedish Krona
ZAR	South African Rand
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$87	$—	$87
Corporate Debt Securities	—	69,516	—	69,516
Foreign Government Obligations	—	274,033	—	274,033
Mortgage-Backed Securities	—	4,117	—	4,117
Repurchase Agreement	—	16,015	—	16,015
Short-Term Foreign Government Obligations	—	1,325	—	1,325
Structured Note Debts	—	5,269	—	5,269

Total	$—	$370,362	$—	$370,362

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts — Appreciation	$642	$—	$—	$642
Futures Contracts — Depreciation	(532)	—	—	(532)
Forward Foreign Currency Contracts — Appreciation	—	5,819	—	5,819
Forward Foreign Currency Contracts — Depreciation	—	(5,605)	—	(5,605)

Total	$110	$214	$—	$324

*	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica JPMorgan Long/Short Strategy
(formerly, Transamerica BNY Mellon Market Neutral Strategy)

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 103.2%
Aerospace & Defense — 4.0%
Honeywell International, Inc.	28,800	$1,614
Northrop Grumman Corp.	17,600	1,220
United Technologies Corp.	17,000	1,382
Auto Components — 1.1%
Johnson Controls, Inc.	31,400	1,205
Automobiles — 0.9%
General Motors Co. ‡	25,700	938
Beverages — 3.0%
Coca-Cola Co.	19,940	1,253
Dr. Pepper Snapple Group, Inc.	11,530	409
PepsiCo, Inc.	22,700	1,460
Biotechnology — 2.3%
Alexion Pharmaceuticals, Inc. ‡	5,080	426
Biogen Idec, Inc. ‡	6,500	426
Celgene Corp. ‡	19,890	1,024
Dendreon Corp. ‡	14,970	525
Capital Markets — 1.4%
Goldman Sachs Group, Inc.	4,370	715
Morgan Stanley	11,140	328
State Street Corp.	9,100	425
Chemicals — 6.3%
Air Products & Chemicals, Inc.	12,100	1,056
Dow Chemical Co.	50,500	1,792
E.I. du Pont de Nemours & Co.	46,000	2,331
Georgia Gulf Corp. ‡	20,500	546
PPG Industries, Inc.	8,200	691
Westlake Chemical Corp.	5,500	213
Commercial Banks — 2.6%
BB&T Corp.	8,400	232
Comerica, Inc.	7,200	275
Fifth Third Bancorp	15,400	229
Huntington Bancshares, Inc.	52,300	379
Popular, Inc. ‡	76,000	244
Regions Financial Corp.	29,300	208
SVB Financial Group ‡	4,800	252
TCF Financial Corp.	7,300	109
Wells Fargo & Co.	19,200	622
Zions Bancorporation	9,000	212
Communications Equipment — 2.7%
Cisco Systems, Inc. ‡	45,800	969
Juniper Networks, Inc. ‡	23,690	879
QUALCOMM, Inc.	19,050	1,031
Computers & Peripherals — 1.4%
Apple, Inc. ‡	2,390	811
SanDisk Corp. ‡	13,500	612
Construction & Engineering — 0.6%
Fluor Corp.	9,700	671
Consumer Finance — 0.4%
American Express Co.	8,700	377
Diversified Financial Services — 0.6%
Bank of America Corp.	30,200	415
Citigroup, Inc. ‡	51,500	248
Diversified Telecommunication Services — 1.1%
Verizon Communications, Inc.	33,100	1,179

	Shares	Value

Electric Utilities — 3.7%
American Electric Power Co., Inc.	22,300	$796
Edison International	2,100	76
Nextera Energy, Inc.	27,800	1,486
Northeast Utilities	14,800	487
NV Energy, Inc.	79,800	1,147
Electronic Equipment & Instruments — 0.6%
Corning, Inc.	28,700	637
Energy Equipment & Services — 1.1%
Cameron International Corp. ‡	8,500	453
Nabors Industries, Ltd. ‡	15,400	376
Rowan Cos., Inc. ‡	9,900	339
Food & Staples Retailing — 0.5%
Kroger Co.	23,500	503
Food Products — 5.6%
Archer-Daniels-Midland Co.	15,200	497
Campbell Soup Co.	10,730	366
ConAgra Foods, Inc.	82,430	1,841
General Mills, Inc.	87,800	3,053
Kellogg Co.	5,000	252
Hotels, Restaurants & Leisure — 1.1%
Carnival Corp.	10,100	452
International Game Technology	3,200	55
Royal Caribbean Cruises, Ltd. ‡	14,300	642
Household Durables — 0.7%
Lennar Corp. — Class A	15,100	292
NVR, Inc. ‡	600	459
Household Products — 2.3%
Colgate-Palmolive Co.	22,300	1,712
Procter & Gamble Co.	10,650	672
Industrial Conglomerates — 2.7%
3M Co.	7,600	668
Textron, Inc.	18,200	478
Tyco International, Ltd.	37,000	1,659
Insurance — 8.1%
ACE, Ltd.	31,200	1,922
Aflac, Inc.	21,120	1,216
Allstate Corp.	7,800	243
Everest RE Group, Ltd.	5,500	464
MetLife, Inc.	36,300	1,661
PartnerRe, Ltd.	3,900	319
Prudential Financial, Inc.	24,000	1,476
RenaissanceRe Holdings, Ltd.	9,000	591
XL Group PLC — Class A	26,400	605
Internet & Catalog Retail — 1.4%
Amazon.com, Inc. ‡	8,920	1,513
IT Services — 1.7%
Cognizant Technology Solutions Corp. — Class A ‡	11,900	869
Computer Sciences Corp.	8,900	474
Genpact, Ltd. ‡	22,900	346
Global Payments, Inc.	2,900	137
Machinery — 1.2%
PACCAR, Inc.	22,100	1,248
Media — 5.6%
CBS Corp. — Class B	52,700	1,045
Discovery Communications, Inc. — Series A ‡	18,500	722

The notes are an integral part of this report. Transamerica Funds	January 31, 2011 Form NQ

Transamerica JPMorgan Long/Short Strategy
(formerly, Transamerica BNY Mellon Market Neutral Strategy)

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Media (continued)
Gannett Co., Inc.	32,500	$479
Time Warner, Inc.	71,000	2,233
Walt Disney Co.	33,300	1,294
Metals & Mining — 2.4%
Alcoa, Inc.	32,710	542
Freeport-McMoRan Copper & Gold, Inc.	15,800	1,718
Vale SA — Class B ADR	8,400	293
Multiline Retail — 1.1%
Family Dollar Stores, Inc.	6,500	276
Kohl’s Corp. ‡	9,600	488
Macy’s, Inc.	17,500	405
Multi-Utilities — 2.3%
CMS Energy Corp.	18,609	363
PG&E Corp.	13,870	642
Public Service Enterprise Group, Inc.	29,900	970
Sempra Energy	8,400	437
Oil, Gas & Consumable Fuels — 3.4%
Apache Corp.	4,860	580
Devon Energy Corp.	6,950	616
EOG Resources, Inc.	7,600	810
Noble Energy, Inc.	6,500	592
Occidental Petroleum Corp.	6,870	664
Southwestern Energy Co. ‡	7,400	292
Personal Products — 0.8%
Avon Products, Inc.	28,400	804
Pharmaceuticals — 1.4%
Abbott Laboratories	15,220	687
Merck & Co., Inc.	24,080	799
Real Estate Investment Trusts — 8.3%
Alexandria Real Estate Equities, Inc.	6,000	462
Brandywine Realty Trust	32,100	372
BRE Properties, Inc.	18,160	811
Camden Property Trust	9,880	548
Corporate Office Properties Trust	8,800	322
Digital Realty Trust, Inc.	10,000	544
Dupont Fabros Technology, Inc.	26,400	605
HCP, Inc.	19,500	723
Health Care REIT, Inc.	10,900	535
Hudson Pacific Properties, Inc.	22,000	323
Omega Healthcare Investors, Inc.	30,300	675
Pennsylvania Real Estate Investment Trust	22,700	310
Plum Creek Timber Co., Inc.	12,600	528
Regency Centers Corp.	7,900	341
Simon Property Group, Inc.	10,082	1,022
Strategic Hotels & Resorts, Inc. ‡	52,970	292
U-Store-It Trust	23,900	231
Road & Rail — 2.6%
CSX Corp.	16,500	1,165
Norfolk Southern Corp.	12,000	734
Union Pacific Corp.	9,100	861
Semiconductors & Semiconductor Equipment — 10.7%
Analog Devices, Inc.	44,300	1,720
Applied Materials, Inc.	40,830	641
Broadcom Corp. — Class A	49,300	2,223
Intersil Corp. — Class A	33,700	510
LAM Research Corp. ‡	15,200	758

	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Marvell Technology Group, Ltd. ‡	53,650	$1,020
Micron Technology, Inc. ‡	36,170	381
National Semiconductor Corp.	20,890	317
Novellus Systems, Inc. ‡	37,400	1,349
NVIDIA Corp. ‡	14,600	349
Xilinx, Inc.	58,700	1,890
Software — 1.2%
Adobe Systems, Inc. ‡	14,000	463
Citrix Systems, Inc. ‡	3,800	240
Microsoft Corp.	21,200	588
Specialty Retail — 1.0%
AutoZone, Inc. ‡	2,000	507
GameStop Corp. — Class A ‡	14,000	295
Staples, Inc.	10,100	225
Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	11,700	633
Water Utilities — 0.6%
American Water Works Co., Inc.	23,100	589
Wireless Telecommunication Services — 2.1%
Crown Castle International Corp. ‡	12,300	519
Sprint Nextel Corp. ‡	380,720	1,721

Total Common Stocks (cost $108,354)		108,508

	Principal	Value

REPURCHASE AGREEMENT — 0.0% ∞
State Street Bank & Trust Co. 0.01% ▲, dated 01/31/2011, to be repurchased at $51 on 02/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, with a value of $56.	$51	51
Total Repurchase Agreement (cost $51)

Total Investment Securities (cost $108,405) #		108,559
Other Assets and Liabilities — Net		(3,328)

Net Assets		$105,231

The notes are an integral part of this report. Transamerica Funds	January 31, 2011 Form NQ

Transamerica JPMorgan Long/Short Strategy
(formerly, Transamerica BNY Mellon Market Neutral Strategy)

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

SECURITIES SOLD SHORT (86.1%) µ
COMMON STOCKS (86.1%)
Aerospace & Defense (3.8%)
Boeing Co.	(14,400)	$(1,001)
General Dynamics Corp.	(4,190)	(316)
Lockheed Martin Corp.	(26,910)	(2,142)
Raytheon Co.	(9,770)	(488)
Air Freight & Logistics (1.2%)
FedEx Corp.	(4,700)	(425)
United Parcel Service, Inc. — Class B	(11,400)	(816)
Automobiles (0.6%)
Ford Motor Co. ‡	(39,350)	(628)
Biotechnology (0.8%)
Amgen, Inc. ‡	(8,900)	(490)
Isis Pharmaceuticals, Inc. ‡	(15,900)	(145)
Vertex Pharmaceuticals, Inc. ‡	(6,100)	(237)
Capital Markets (2.5%)
Ameriprise Financial, Inc.	(8,800)	(543)
Charles Schwab Corp.	(14,280)	(258)
Federated Investors, Inc. — Class B	(13,200)	(357)
Franklin Resources, Inc.	(2,800)	(338)
Northern Trust Corp.	(8,800)	(457)
T. Rowe Price Group, Inc.	(5,900)	(389)
TD Ameritrade Holding Corp.	(12,820)	(262)
Chemicals (3.5%)
Ecolab, Inc.	(17,000)	(845)
OM Group, Inc. ‡	(17,800)	(644)
Praxair, Inc.	(14,600)	(1,358)
Valspar Corp.	(20,900)	(781)
Commercial Banks (2.8%)
Bank of Hawaii Corp.	(7,500)	(352)
Commerce Bancshares, Inc.	(8,900)	(366)
Cullen/Frost Bankers, Inc.	(8,400)	(485)
KeyCorp	(34,300)	(305)
Prosperity Bancshares, Inc.	(9,000)	(364)
UMB Financial Corp.	(11,600)	(472)
Valley National Bancorp	(31,500)	(426)
Westamerica Bancorporation	(4,100)	(205)
Communications Equipment (0.3%)
Motorola Solutions, Inc. ‡	(9,300)	(361)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.	(40,500)	(1,115)
Electric Utilities (5.3%)
Allegheny Energy, Inc.	(18,700)	(482)
Consolidated Edison, Inc.	(25,750)	(1,285)
Entergy Corp.	(10,800)	(779)
Exelon Corp.	(31,040)	(1,319)
FirstEnergy Corp.	(11,900)	(466)
Wisconsin Energy Corp.	(21,430)	(1,292)
Electrical Equipment (0.8%)
Rockwell Automation, Inc.	(10,600)	(859)
Energy Equipment & Services (2.6%)
Diamond Offshore Drilling, Inc.	(4,400)	(316)
Noble Corp.	(5,890)	(225)
Pride International, Inc. ‡	(9,800)	(319)
Tenaris SA ADR	(36,600)	(1,726)
Transocean, Ltd. ‡	(2,700)	(216)

	Shares	Value

Food & Staples Retailing (0.8%)
Safeway, Inc.	(10,800)	$(223)
Wal-Mart Stores, Inc.	(4,900)	(275)
Whole Foods Market, Inc.	(6,300)	(326)
Food Products (3.1%)
Hershey Co.	(31,100)	(1,452)
HJ Heinz Co.	(38,300)	(1,819)
Hotels, Restaurants & Leisure (0.8%)
Cheesecake Factory, Inc. ‡	(11,600)	(342)
Marriott International, Inc. — Class A	(11,400)	(451)
Household Durables (0.3%)
MDC Holdings, Inc.	(6,100)	(189)
Ryland Group, Inc.	(9,800)	(174)
Household Products (1.6%)
Clorox Co.	(17,850)	(1,122)
Kimberly-Clark Corp.	(8,120)	(526)
Independent Power Producers & Energy
Traders (0.7%)
NRG Energy, Inc. ‡	(33,000)	(685)
Insurance (6.6%)
American International Group, Inc. ‡	(12,000)	(484)
AON Corp.	(13,700)	(627)
Chubb Corp.	(9,900)	(574)
Lincoln National Corp.	(14,800)	(427)
Marsh & McLennan Cos., Inc.	(19,100)	(533)
Principal Financial Group, Inc.	(33,900)	(1,111)
Progressive Corp.	(45,100)	(893)
Travelers Cos., Inc.	(17,100)	(962)
WR Berkley Corp.	(46,800)	(1,321)
Internet Software & Services (2.2%)
AOL, Inc. ‡	(3,600)	(85)
eBay, Inc. ‡	(53,200)	(1,615)
Google, Inc. — Class A ‡	(1,000)	(600)
IT Services (0.9%)
Automatic Data Processing, Inc.	(4,300)	(206)
Paychex, Inc.	(14,200)	(455)
SAIC, Inc. ‡	(17,700)	(293)
Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc. ‡	(13,400)	(561)
Machinery (6.0%)
Caterpillar, Inc.	(20,200)	(1,959)
Dover Corp.	(29,400)	(1,885)
Eaton Corp.	(12,600)	(1,360)
Ingersoll-Rand PLC	(24,958)	(1,178)
Media (4.3%)
Comcast Corp. — Class A	(19,500)	(444)
New York Times Co. — Class A ‡	(51,000)	(516)
News Corp. — Class B	(60,900)	(1,009)
Omnicom Group, Inc.	(14,000)	(628)
Scripps Networks Interactive, Inc. — Class A	(18,900)	(879)
Time Warner Cable, Inc.	(5,500)	(373)
Washington Post Co. — Class B	(1,600)	(685)
Metals & Mining (1.2%)
AK Steel Holding Corp.	(25,200)	(401)
Nucor Corp.	(12,200)	(560)
U.S. Steel Corp.	(5,660)	(326)
Multiline Retail (0.3%)
Dollar General Corp. ‡	(9,600)	(267)

The notes are an integral part of this report. Transamerica Funds	January 31, 2011 Form NQ

Transamerica JPMorgan Long/Short Strategy
(formerly, Transamerica BNY Mellon Market Neutral Strategy)

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Multi-Utilities (1.0%)
Dominion Resources, Inc.	(24,500)	$(1,067)
Oil, Gas & Consumable Fuels (1.6%)
Denbury Resources, Inc. ‡	(25,800)	(524)
EnCana Corp.	(14,400)	(465)
Sunoco, Inc.	(4,800)	(204)
Tesoro Corp. ‡	(22,800)	(439)
Personal Products (1.2%)
Estee Lauder Cos., Inc. — Class A	(15,400)	(1,240)
Pharmaceuticals (1.9%)
Eli Lilly & Co.	(26,700)	(928)
Forest Laboratories, Inc. ‡	(6,300)	(203)
Johnson & Johnson	(13,400)	(801)
Real Estate Investment Trusts (7.8%)
American Campus Communities, Inc.	(9,620)	(311)
AvalonBay Communities, Inc.	(4,750)	(551)
CBL & Associates Properties, Inc.	(31,000)	(529)
Developers Diversified Realty Corp.	(37,500)	(510)
Extra Space Storage, Inc.	(45,600)	(878)
General Growth Properties, Inc.	(8,380)	(124)
Highwoods Properties, Inc.	(22,900)	(750)
Kimco Realty Corp.	(35,530)	(643)
National Retail Properties, Inc.	(15,300)	(380)
Post Properties, Inc.	(22,400)	(829)
Realty Income Corp.	(26,400)	(924)
SL Green Realty Corp.	(4,800)	(349)
Taubman Centers, Inc.	(9,100)	(476)
Ventas, Inc.	(18,200)	(1,010)
Washington Real Estate Investment Trust	(2,000)	(61)
Road & Rail (1.3%)
Heartland Express, Inc.	(24,900)	(399)
Knight Transportation, Inc.	(17,900)	(341)
Werner Enterprises, Inc.	(24,090)	(594)

	Shares	Value

Semiconductors & Semiconductor Equipment (10.5%)
ASML Holding NV	(15,020)	$(631)
Atmel Corp. ‡	(19,170)	(260)
Cypress Semiconductor Corp. ‡	(60,100)	(1,301)
Linear Technology Corp.	(86,800)	(3,019)
Maxim Integrated Products, Inc.	(11,890)	(307)
Microchip Technology, Inc.	(81,270)	(2,964)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	(27,250)	(356)
Teradyne, Inc. ‡	(15,640)	(261)
Texas Instruments, Inc.	(54,360)	(1,843)
Software (0.7%)
Electronic Arts, Inc. ‡	(29,000)	(452)
THQ, Inc. ‡	(57,600)	(335)
Specialty Retail (0.6%)
Gap, Inc.	(10,400)	(200)
Sherwin-Williams Co.	(5,300)	(449)
Thrifts & Mortgage Finance (0.4%)
New York Community Bancorp, Inc.	(22,500)	(412)
Tobacco (3.6%)
Altria Group, Inc.	(92,300)	(2,170)
Philip Morris International, Inc.	(29,800)	(1,706)
Trading Companies & Distributors (0.3%)
WW Grainger, Inc.	(2,800)	(368)
Water Utilities (0.6%)
Aqua America, Inc.	(25,400)	(587)
Total Common Stocks (proceeds ($89,570))		(90,607)

Total Securities Sold Short (proceeds ($89,570))		$(90,607)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1%.

µ	Securities with an aggregate market value of $106,194 have been pledged to the broker as collateral for open securities sold short transactions.

▲	Rate shown reflects the yield at 01/31/2011.

#	Aggregate cost for federal income tax purposes is $108,405. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,126 and $1,972, respectively. Net unrealized appreciation for tax purposes is $154.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$103,680	$4,828	$—	$108,508
Repurchase Agreement	—	51	—	51

Total	$103,680	$4,879	$—	$108,559

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stocks	$(86,274)	$(4,333)	$—	$(90,607)

The notes are an integral part of this report. Transamerica Funds	January 31, 2011 Form NQ

Transamerica JPMorgan Mid Cap Value

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 96.9%
Aerospace & Defense — 1.6%
Alliant Techsystems, Inc. ‡	19,900	$1,508
L-3 Communications Holdings, Inc.	17,100	1,338
Auto Components — 0.7%
WABCO Holdings, Inc. ‡	19,800	1,156
Beverages — 1.2%
Brown-Forman Corp. — Class B	17,725	1,176
Dr. Pepper Snapple Group, Inc.	25,100	889
Capital Markets — 2.9%
Ameriprise Financial, Inc.	30,900	1,905
LPL Investment Holdings, Inc. ‡	9,800	336
Northern Trust Corp.	21,700	1,128
T. Rowe Price Group, Inc.	27,200	1,793
Chemicals — 3.4%
Albemarle Corp.	37,672	2,115
PPG Industries, Inc.	25,000	2,107
Sigma-Aldrich Corp.	27,100	1,725
Commercial Banks — 5.1%
BB&T Corp.	27,700	766
City National Corp.	16,400	948
Cullen/Frost Bankers, Inc. Λ	16,000	924
Fifth Third Bancorp	100,400	1,493
M&T Bank Corp.	22,400	1,937
SunTrust Banks, Inc.	52,300	1,591
TCF Financial Corp. Λ	29,200	436
Zions Bancorporation	39,600	934
Commercial Services & Supplies — 1.9%
Republic Services, Inc. — Class A	110,000	3,392
Containers & Packaging — 2.4%
Ball Corp.	37,800	2,689
Rock-Tenn Co. — Class A	21,900	1,462
Distributors — 0.9%
Genuine Parts Co.	31,500	1,630
Diversified Telecommunication Services — 1.3%
CenturyLink, Inc. Λ	39,300	1,699
Windstream Corp.	50,654	649
Electric Utilities — 2.8%
Northeast Utilities	24,800	816
Westar Energy, Inc.	81,100	2,068
Wisconsin Energy Corp.	35,000	2,111
Electrical Equipment — 3.1%
AMETEK, Inc.	31,500	1,285
Cooper Industries PLC — Class A	23,800	1,458
Regal Beloit Corp.	14,400	961
Roper Industries, Inc.	21,200	1,647
Electronic Equipment & Instruments — 3.6%
Amphenol Corp. — Class A	28,900	1,599
Arrow Electronics, Inc. ‡	40,900	1,546
Tyco Electronics, Ltd.	87,500	3,170
Food & Staples Retailing — 1.1%
Safeway, Inc.	94,900	1,963
Food Products — 2.1%
JM Smucker Co.	34,400	2,139
Ralcorp Holdings, Inc. ‡	25,400	1,555
Gas Utilities — 4.5%
Energen Corp.	60,132	3,361
EQT Corp.	46,000	2,217
Oneok, Inc.	38,600	2,273

	Shares	Value

Health Care Equipment & Supplies — 1.6%
Becton, Dickinson and Co.	33,385	$2,769
Health Care Providers & Services — 4.7%
AmerisourceBergen Corp. — Class A	33,800	1,212
Community Health Systems, Inc. ‡	28,200	990
Coventry Health Care, Inc. ‡	44,550	1,335
Humana, Inc. ‡	25,800	1,496
Lincare Holdings, Inc.	93,824	2,538
VCA Antech, Inc. ‡	30,700	704
Hotels, Restaurants & Leisure — 2.5%
Darden Restaurants, Inc.	29,680	1,399
Marriott International, Inc. — Class A	33,655	1,329
Royal Caribbean Cruises, Ltd. ‡	10,700	480
Yum! Brands, Inc.	26,100	1,220
Household Durables — 3.0%
Fortune Brands, Inc.	37,500	2,313
Jarden Corp.	27,400	929
Snap-On, Inc.	35,300	1,999
Household Products — 0.6%
Energizer Holdings, Inc. ‡	14,300	1,040
Industrial Conglomerates — 0.8%
Carlisle Cos., Inc.	39,200	1,478
Insurance — 10.6%
AON Corp.	30,400	1,390
Arch Capital Group, Ltd. ‡	10,000	883
Cincinnati Financial Corp.	66,555	2,132
Loews Corp.	84,000	3,365
Old Republic International Corp. Λ	147,150	1,800
OneBeacon Insurance Group, Ltd. — Class A	63,065	867
Principal Financial Group, Inc.	42,400	1,389
Torchmark Corp.	11,400	710
Transatlantic Holdings, Inc.	45,100	2,321
WR Berkley Corp.	77,100	2,178
XL Group PLC — Class A	65,100	1,492
Internet & Catalog Retail — 0.8%
Expedia, Inc.	53,900	1,356
Media — 4.7%
Cablevision Systems Corp. — Class A	23,900	809
CBS Corp. — Class B	88,500	1,755
Clear Channel Outdoor Holdings, Inc. — Class A ‡	64,273	893
DISH Network Corp. — Class A ‡	87,700	1,851
Gannett Co., Inc.	106,800	1,574
Omnicom Group, Inc.	19,600	880
Washington Post Co. — Class B	1,005	430
Multiline Retail — 0.9%
Macy’s, Inc.	67,300	1,558
Multi-Utilities — 4.5%
CMS Energy Corp.	148,100	2,888
NSTAR Λ	39,300	1,705
Sempra Energy	16,500	859
Xcel Energy, Inc.	101,100	2,383
Oil, Gas & Consumable Fuels — 7.5%
CVR Energy, Inc. ‡	61,300	1,062
Devon Energy Corp.	34,700	3,077
El Paso Corp.	97,500	1,548
Kinder Morgan Management LLC	14,842	951
Newfield Exploration Co. ‡	27,800	2,034
Teekay Corp.	47,800	1,619

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica JPMorgan Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.	104,800	$2,829
Real Estate Investment Trusts — 3.3%
HCP, Inc.	25,000	927
Kimco Realty Corp.	42,900	776
Public Storage	6,500	708
Regency Centers Corp. Λ	38,700	1,668
Vornado Realty Trust	19,856	1,750
Real Estate Management & Development — 0.9%
Brookfield Properties Corp.	84,950	1,494
Software — 2.0%
Jack Henry & Associates, Inc. Λ	58,700	1,736
Synopsys, Inc. ‡	63,300	1,717
Specialty Retail — 6.8%
AutoZone, Inc. ‡	5,100	1,293
Bed Bath & Beyond, Inc. ‡	40,800	1,958
Gap, Inc.	134,800	2,599
Sherwin-Williams Co.	20,800	1,762
Staples, Inc.	41,900	935
Tiffany & Co.	25,100	1,459
TJX Cos., Inc.	43,900	2,081
Textiles, Apparel & Luxury Goods — 0.7%
Phillips-Van Heusen Corp.	22,100	1,290
Thrifts & Mortgage Finance — 1.0%
BankUnited, Inc. ‡	9,700	272
Capitol Federal Financial, Inc.	14,800	180
People’s United Financial, Inc.	103,200	1,332

	Shares	Value

Tobacco — 0.3%
Lorillard, Inc.	6,300	$474
Water Utilities — 0.1%
American Water Works Co., Inc.	8,750	223
Wireless Telecommunication Services — 1.0%
Telephone & Data Systems, Inc. (Special Shares) — Class L	57,660	1,777

Total Common Stocks (cost $128,971)		170,125

SECURITIES LENDING COLLATERAL — 2.3%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.31% ▲	3,980,571	3,981
Total Securities Lending Collateral (cost $3,981)

	Principal	Value

REPURCHASE AGREEMENT — 3.2%
State Street Bank & Trust Co. 0.01% ▲, dated 01/31/2011, to be repurchased at $5,661 on 02/01/2011. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, with a total value of $5,776.	$5,661	5,661
Total Repurchase Agreement (cost $5,661)

Total Investment Securities (cost $138,613) #		179,767
Other Assets and Liabilities — Net		(4,194)

Net Assets		$175,573

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $3,897.

▲	Rate shown reflects the yield at 01/31/2011.

#	Aggregate cost for federal income tax purposes is $138,613. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $42,916 and $1,762, respectively. Net unrealized appreciation for tax purposes is $41,154.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$161,906	$8,219	$—	$170,125
Repurchase Agreement	—	5,661	—	5,661
Securities Lending Collateral	3,981	—	—	3,981

Total	$165,887	$13,880	$—	$179,767

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Loomis Sayles Bond

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts in thousands)
(unaudited)

		Principal	Value

U.S. GOVERNMENT OBLIGATION — 3.3%
United States — 3.3%
U.S. Treasury Note
0.75%, 12/15/2013 Λ		$18,555	$18,462
Total U.S. Government Obligation (cost $18,438)
FOREIGN GOVERNMENT OBLIGATIONS — 19.6%
Australia — 1.1%
New South Wales Treasury Corp.
5.50%, 08/01/2013	AUD	1,105	1,108
Queensland Treasury Corp.
7.13%, 09/18/2017 — 144A	NZD	5,865	4,877
Brazil — 2.1%
Republic of Brazil
10.25%, 01/10/2028	BRL	19,500	11,669
Canada — 6.1%
Canada Housing Trust No. 1
3.55%, 09/15/2013	CAD	1,825	1,894
Canadian Government Bond
3.00%, 12/01/2015	CAD	17,160	17,516
3.75%, 06/01/2012	CAD	6,690	6,886
5.25%, 06/01/2012	CAD	5,115	5,366
Province of Ontario Canada
4.20%, 03/08/2018	CAD	150	156
Province of Quebec Canada
6.75%, 11/09/2015	NZD	2,825	2,314
Colombia — 0.5%
Republic of Colombia
9.85%, 06/28/2027	COP	665,000	426
12.00%, 10/22/2015	COP	3,500,000	2,345
Korea, Republic of — 5.0%
Export-Import Bank of Korea
4.00%, 11/26/2015 — 144A	PHP	386,300	8,002
5.10%, 10/29/2013 — 144A	INR	184,600	3,773
Korea Treasury Bond
5.00%, 09/10/2014	KRW	18,384,830	16,859
Malaysia — 0.5%
Republic of Malaysia
3.21%, 05/31/2013	MYR	9,370	3,064
Mexico — 3.1%
United Mexican States
8.00%, 12/07/2023	MXN	207,000	17,734
Philippines — 0.2%
Republic of The Philippines
4.95%, 01/15/2021	PHP	50,000	1,137
Supranational — 1.0%
Inter-American Development Bank
2.50%, 03/11/2013	INR	291,000	5,881

Total Foreign Government Obligations (cost $105,006)			111,007

MORTGAGE-BACKED SECURITIES — 7.8%
United States — 7.8%
Banc of America Commercial Mortgage, Inc.
Series 2007-2, Class A4
5.69%, 04/10/2049 *		$500	530
Banc of America Funding Corp.
Series 2006-I, Class 1A1
2.72%, 12/20/2036 *		171	165

	Principal	Value

United States — (continued)
Banc of America Mortgage Securities, Inc.
Series 2005-F, Class 2A2
2.95%, 07/25/2035 *	$422	$377
Bear Stearns Commercial Mortgage Securities
Series 2007-PW15, Class A4
5.33%, 02/11/2044	1,300	1,351
Series 2007-PW16, Class A4
5.72%, 06/11/2040 *	700	756
Commercial Mortgage Pass-Through Certificates
Series 2007-C9, Class A4
5.81%, 12/10/2049 *	1,050	1,137
Credit Suisse Mortgage Capital Certificates
Series 2007-C3, Class A4
5.72%, 06/15/2039 *	2,410	2,528
Series 2007-C4, Class A4
5.80%, 09/15/2039 *	1,200	1,263
Series 2007-C5, Class A4
5.70%, 09/15/2040 *	4,785	5,001
Series 2008-C1, Class A3
6.21%, 02/15/2041 *	1,540	1,649
Extended Stay America Trust
Series 2010-ESHA, Class D
5.50%, 11/05/2027 — 144A	4,035	4,096
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.44%, 03/10/2039	3,000	3,191
Series 2007-GG11, Class A4
5.74%, 12/10/2049	3,100	3,289
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB19, Class A4
5.74%, 02/12/2049 *	740	789
Series 2007-LD11, Class A4
5.82%, 06/15/2049 *	5,310	5,652
Series 2007-LDPX, Class A3
5.42%, 01/15/2049	3,250	3,413
JPMorgan Mortgage Trust
Series 2007-A1, Class 4A2
2.98%, 07/25/2035 *	413	403
MASTR Adjustable Rate Mortgages Trust
Series 2004-15, Class 4A1
2.97%, 12/25/2034 *	2,062	1,871
Series 2005-2, Class 5A1
2.62%, 03/25/2035 *	1,171	1,047
MLCC Mortgage Investors, Inc.
Series 2004-1, Class 2A1
2.33%, 12/25/2034 *	412	396
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4B
5.81%, 08/12/2045 — 144A *	2,900	2,963

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Loomis Sayles Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

United States — (continued)
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2
2.81%, 03/25/2035 *	$1,086	$997
Series 2005-AR4, Class 2A2
2.86%, 04/25/2035 *	1,572	1,506

Total Mortgage-Backed Securities (cost $34,816)		44,370

ASSET-BACKED SECURITIES — 4.4%
United States — 4.4%
American Airlines Pass-Through Trust
Series 2001-2, Class A2
7.86%, 10/01/2011	2,965	3,076
Series 2009-1A
10.38%, 07/02/2019	975	1,167
Chesapeake Funding LLC
Series 2009-2A, Class B
2.01%, 09/15/2021 — 144A *	1,000	971
Series 2009-2A, Class C
2.01%, 09/15/2021 — 144A *	1,200	1,140
Continental Airlines Pass-Through Trust
Series 2001-1, Class 01A1
6.70%, 06/15/2021	694	727
Countrywide Asset-Backed Certificates
Series 2004-4, Class M1
0.98%, 07/25/2034 *	450	343
Series 2004-13, Class AF5B
5.10%, 05/25/2035 *	625	472
CVS Pass-Through Trust
6.94%, 01/10/2030	1,240	1,348
Delta Air Lines, Inc. Pass-Through Trust
Series 2007-1, Class A
6.82%, 08/10/2022	2,442	2,607
Series 2007-1, Class B
8.02%, 08/10/2022 Λ	2,272	2,363
Diamond Resorts Owner Trust
Series 2009-1, Class A
9.31%, 03/20/2026 — 144A	968	976
JPMorgan Mortgage Acquisition Corp.
Series 2005-OPT1, Class M2
0.73%, 06/25/2035 *	350	263
Option One Mortgage Loan Trust
Series 2004-3, Class M2
0.83%, 11/25/2034 *	775	603
Park Place Securities, Inc.
Series 2004-WCW2, Class M2
0.91%, 10/25/2034 *	850	660
Sierra Receivables Funding Co.
Series 2009-3A, Class A1
7.62%, 07/20/2026 — 144A	1,380	1,417
UAL Pass-Through Trust
Series 2007-1, Class A
6.64%, 07/02/2022	6,612	6,792

Total Asset-Backed Securities (cost $23,573)		24,925

		Principal	Value

PREFERRED CORPORATE DEBT SECURITIES — 1.1%
United States — 1.1%
Bank of America Corp.
8.00%, 01/30/2018 * Ž		$215	$223
Citigroup Capital XXI
8.30%, 12/21/2057 *		765	798
Hercules, Inc.
6.50%, 06/30/2029		1,260	981
NGC Corp., Capital Trust I
8.32%, 06/01/2027 §		200	96
Xerox Capital Trust I
8.00%, 02/01/2027		4,347	4,413

Total Preferred Corporate Debt Securities (cost $5,987)			6,511

CORPORATE DEBT SECURITIES — 44.9%
Australia — 1.8%
Australia & New Zealand Banking Group, Ltd.
6.75%, 11/10/2014	AUD	7,300	7,391
General Electric Capital Australia Funding, Ltd.
8.00%, 02/13/2012 Λ	AUD	1,635	1,645
National Australia Bank, Ltd.
6.50%, 11/05/2015	AUD	1,070	1,061
Canada — 0.2%
Bell Canada
6.10%, 03/16/2035 — 144A	CAD	475	481
Bombardier, Inc.
7.45%, 05/01/2034 — 144A		$800	770
Nortel Networks, Ltd.
6.88%, 09/01/2023 Џ		410	96
Cayman Islands — 0.2%
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.35%, 06/30/2021 — 144A Λ		1,100	1,150
India — 0.3%
ICICI Bank, Ltd.
5.75%, 11/16/2020 — 144A Λ		1,900	1,847
Luxembourg — 0.9%
ArcelorMittal
5.25%, 08/05/2020 Λ		1,265	1,256
7.00%, 10/15/2039		1,650	1,694
Telecom Italia Capital SA
6.00%, 09/30/2034 Λ		2,760	2,351
Mexico — 0.2%
America Movil SAB de CV
8.46%, 12/18/2036	MXN	12,000	886
Netherlands — 0.0% ∞
EDP Finance BV
4.90%, 10/01/2019 — 144A		$100	89
Supranational — 2.2%
European Investment Bank
Zero Coupon, 04/24/2013 — 144A	IDR	118,809,000	11,121
7.00%, 01/18/2012	NZD	1,580	1,256
United Arab Emirates — 1.4%
DP World, Ltd.
6.85%, 07/02/2037 — 144A		$6,410	5,817
Dubai Electricity & Water Authority
7.38%, 10/21/2020 — 144A Λ		2,100	1,995

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Loomis Sayles Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

United States — 37.7%
Advanced Micro Devices, Inc.
7.75%, 08/01/2020 Λ	$715	$733
Alcatel-Lucent USA, Inc.
6.45%, 03/15/2029	6,210	4,937
6.50%, 01/15/2028	1,275	1,014
Alcoa, Inc.
5.95%, 02/01/2037 Λ	4,850	4,616
6.75%, 01/15/2028 Λ	1,395	1,441
American General Finance Corp.
4.88%, 07/15/2012 Λ	1,600	1,546
5.20%, 12/15/2011 Λ	300	297
5.38%, 10/01/2012	1,500	1,448
5.63%, 08/17/2011 Λ	100	100
5.85%, 06/01/2013 Λ	600	572
6.90%, 12/15/2017	6,260	5,445
American International Group, Inc.
8.18%, 05/15/2058 * Λ	3,245	3,618
Associates Corp.
6.95%, 11/01/2018	1,645	1,818
AT&T Corp.
6.50%, 03/15/2029	200	209
Bruce Mansfield Unit
6.85%, 06/01/2034 §	2,757	2,906
CenturyLink, Inc.
7.20%, 12/01/2025	595	588
7.60%, 09/15/2039 Λ	1,425	1,480
Citigroup, Inc.
5.38%, 08/09/2020 Λ	4,420	4,526
5.88%, 02/22/2033	180	162
6.00%, 10/31/2033	1,280	1,171
6.13%, 08/25/2036	760	695
CommScope, Inc.
8.25%, 01/15/2019 — 144A	635	659
Corning, Inc.
5.75%, 08/15/2040	3,260	3,246
Developers Diversified Realty Corp.
7.88%, 09/01/2020	1,585	1,832
Dillard’s, Inc.
7.13%, 08/01/2018	990	980
Dynegy Holdings, Inc.
7.63%, 10/15/2026	450	291
7.75%, 06/01/2019	625	448
El Paso Corp.
7.42%, 02/15/2037	1,235	1,167
Energy Future Holdings Corp.
5.55%, 11/15/2014 Λ	6,735	4,345
6.50%, 11/15/2024 Λ	1,110	505
6.55%, 11/15/2034	305	136
Equifax, Inc.
7.00%, 07/01/2037	400	423
Ford Motor Co.
6.50%, 08/01/2018	100	105
6.63%, 02/15/2028	4,788	4,739
7.45%, 07/16/2031 Λ	2,875	3,138
7.50%, 08/01/2026	115	118

		Principal	Value

United States — (continued)
Fortune Brands, Inc.
5.88%, 01/15/2036		$2,060	$1,803
Frontier Communications Corp.
7.88%, 01/15/2027		2,160	2,138
General Electric Capital Corp.
2.96%, 05/18/2012	SGD	2,500	1,976
3.49%, 03/08/2012	SGD	2,400	1,905
7.63%, 12/10/2014	NZD	320	265
Harley-Davidson Funding Corp.
6.80%, 06/15/2018 — 144A		$3,865	4,166
Hasbro, Inc.
6.60%, 07/15/2028		4,730	4,769
HCA, Inc.
7.05%, 12/01/2027		55	48
7.19%, 11/15/2015		2,555	2,510
7.50%, 12/15/2023		3,200	2,917
7.58%, 09/15/2025		755	698
7.69%, 06/15/2025		1,545	1,445
7.75%, 07/15/2036		125	116
8.36%, 04/15/2024		190	189
Highwoods Realty, LP
5.85%, 03/15/2017		1,175	1,239
International Lease Finance Corp.
6.50%, 09/01/2014 — 144A Λ		3,905	4,159
8.25%, 12/15/2020 Λ		1,135	1,237
JC Penney Corp., Inc.
7.63%, 03/01/2097		430	384
Joy Global, Inc.
6.63%, 11/15/2036		2,780	2,795
Level 3 Financing, Inc.
8.75%, 02/15/2017 Λ		4,745	4,543
9.25%, 11/01/2014 Λ		445	451
Mackinaw Power LLC
6.30%, 10/31/2023 — 144A		1,486	1,591
Macy’s Retail Holdings, Inc.
6.79%, 07/15/2027		1,065	1,028
Masco Corp.
5.85%, 03/15/2017		2,440	2,438
6.13%, 10/03/2016		3,505	3,595
6.50%, 08/15/2032		485	439
7.13%, 03/15/2020		1,505	1,571
7.75%, 08/01/2029		200	200
Merrill Lynch & Co., Inc.
5.70%, 05/02/2017 Λ		300	308
6.05%, 06/01/2034		820	745
6.11%, 01/29/2037		3,810	3,457
Midwest Generation LLC
8.56%, 01/02/2016		669	672
Morgan Stanley
5.50%, 07/24/2020 Λ		2,560	2,559
5.75%, 01/25/2021 Λ		2,400	2,426
Mosaic Global Holdings, Inc.
7.30%, 01/15/2028		420	472
Motorola Solutions, Inc.
6.50%, 11/15/2028 Λ		1,180	1,181

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Loomis Sayles Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

United States — (continued)
New Albertsons, Inc.
6.63%, 06/01/2028	$4,210	$3,032
7.45%, 08/01/2029	1,305	1,037
7.75%, 06/15/2026	680	541
8.00%, 05/01/2031	905	735
NLV Financial Corp.
7.50%, 08/15/2033 — 144A	190	180
Nortel Networks Capital Corp.
7.88%, 06/15/2026 Λ Џ	300	204
Northwest Airlines, Inc. Pass-Through Trust Class A
7.03%, 11/01/2019	6,382	6,701
Owens & Minor, Inc.
6.35%, 04/15/2016 §	835	852
Owens Corning, Inc.
7.00%, 12/01/2036	4,585	4,595
Parker Drilling Co.
9.13%, 04/01/2018	325	343
Plains All American Pipeline, LP
6.70%, 05/15/2036	930	965
Pride International, Inc.
6.88%, 08/15/2020	5,000	5,462
ProLogis
6.63%, 05/15/2018	525	580
6.88%, 03/15/2020	2,970	3,319
Pulte Group, Inc.
6.00%, 02/15/2035	305	228
6.38%, 05/15/2033	1,850	1,406
7.88%, 06/15/2032	1,500	1,341
Qwest Capital Funding, Inc.
6.50%, 11/15/2018	560	566
6.88%, 07/15/2028	1,510	1,465
7.63%, 08/03/2021	1,000	1,010
Qwest Corp.
6.88%, 09/15/2033	2,770	2,742
7.20%, 11/10/2026	895	886
7.25%, 09/15/2025	1,705	1,807
7.50%, 06/15/2023 Λ	1,670	1,674
Ralcorp Holdings, Inc.
6.63%, 08/15/2039	3,060	3,097
Reynolds American, Inc.
7.25%, 06/15/2037	880	900
Reynolds Group Issuer, Inc.
8.25%, 02/15/2021 — 144A	800	807
SLM Corp.
5.00%, 06/15/2018 Λ	2,284	2,245
5.63%, 08/01/2033	779	633
8.45%, 06/15/2018	4,030	4,353
Sprint Capital Corp.
6.88%, 11/15/2028	3,385	3,030
Toro Co.
6.63%, 05/01/2037 §	2,500	2,229
Toys “R” Us, Inc.
7.38%, 10/15/2018	6,440	6,392
U.S. Steel Corp.
6.65%, 06/01/2037	190	162
USG Corp.
6.30%, 11/15/2016 Λ	4,585	4,264
9.75%, 01/15/2018	1,070	1,089

		Principal	Value

United States — (continued)
Valero Energy Corp.
6.63%, 06/15/2037 Λ		$4,225	$4,334
Verizon Maryland, Inc.
5.13%, 06/15/2033 Λ		200	171
Westvaco Corp.
7.95%, 02/15/2031		1,135	1,165
8.20%, 01/15/2030		2,985	3,123
Weyerhaeuser Co.
6.88%, 12/15/2033		4,740	4,454
6.95%, 10/01/2027 Λ		130	128
7.38%, 03/15/2032		1,530	1,552
Wyndham Worldwide Corp.
6.00%, 12/01/2016		2,010	2,117
7.38%, 03/01/2020		1,835	2,005

Total Corporate Debt Securities (cost $243,769)			254,716

STRUCTURED NOTES DEBT — 1.0%
United States — 1.0%
JPMorgan Chase & Co.
Zero Coupon, 09/10/2012 — 144A	IDR	37,004,100	3,613
Zero Coupon, 04/12/2012 — 144A	IDR	21,967,355	2,221

Total Structure Notes Debt (cost $5,440)			5,834

LOAN ASSIGNMENT — 0.6%
United States — 0.6%
Level 3 Financing, Inc.
11.50%, 03/13/2014 *		3,250	3,517
Total Loan Assignment (cost $3,229)
CONVERTIBLE BONDS — 11.2%
Canada — 0.5%
Nortel Networks Corp.
1.75%, 04/15/2012 Џ		450	376
2.13%, 04/15/2014 Λ Џ		2,870	2,396
United States — 10.7%
Chesapeake Energy Corp.
2.25%, 12/15/2038 Λ		390	327
2.50%, 05/15/2037		1,845	1,755
Ciena Corp.
0.25%, 05/01/2013 Λ		125	119
0.88%, 06/15/2017 Λ		3,595	3,092
3.75%, 10/15/2018 — 144A		445	587
Ford Motor Co.
4.25%, 11/15/2016		3,715	7,105
Hologic, Inc.
2.00%, 12/15/2037 * Λ		3,145	3,008
2.00%, 12/15/2037		280	320
Human Genome Sciences, Inc.
2.25%, 08/15/2012 Λ		1,170	1,794
Intel Corp.
2.95%, 12/15/2035 Λ		2,745	2,803
3.25%, 08/01/2039 Λ		10,315	12,520
Lennar Corp.
2.00%, 12/01/2020 — 144A		65	67
Level 3 Communications, Inc.
3.50%, 06/15/2012		665	658
7.00%, 03/15/2015 — 144A §		2,110	2,189
Liberty Media LLC
3.50%, 01/15/2031		122	68

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Loomis Sayles Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

United States — (continued)
Micron Technology, Inc.
1.88%, 06/01/2014	$495	$510
Nektar Therapeutics
3.25%, 09/28/2012	1,960	1,958
Omnicare, Inc.
3.25%, 12/15/2035 Λ	4,545	4,158
3.75%, 12/15/2025 Λ	1,245	1,426
Owens-Brockway Glass Container, Inc.
3.00%, 06/01/2015 — 144A Λ	2,520	2,570
Peabody Energy Corp.
4.75%, 12/15/2041 Λ	1,325	1,679
Trinity Industries, Inc.
3.88%, 06/01/2036 Λ	2,785	2,768
Valeant Pharmaceuticals International, Inc.
4.00%, 11/15/2013	1,300	3,750
Vertex Pharmaceuticals, Inc.
3.35%, 10/01/2015	5,205	5,576

Total Convertible Bonds (cost $51,060)		63,579

	Shares	Value

CONVERTIBLE PREFERRED STOCKS — 1.2%
United States — 1.2%
AES Trust III
6.75% Λ	10,950	534
Bank of America Corp.
7.25%	805	797
El Paso Energy Capital Trust I
4.75%	6,300	252
Ford Motor Co., Capital Trust II
6.50%	2,100	110
Lucent Technologies Capital Trust I
7.75%	4,900	4,453
Newell Financial Trust I
5.25% Λ	10,000	426
Sovereign Capital Trust IV
4.38%	7,350	302
Wells Fargo & Co.
7.50%	190	198

Total Convertible Preferred Stocks (cost $6,330)		7,072

	Shares	Value

PREFERRED STOCKS — 2.4%
United States — 2.4%
Ally Financial, Inc.
7.00% -144A	1,675	$1,508
Countrywide Capital IV
6.75% Λ	88,375	2,128
General Motors Co.
4.75%	153,300	8,326
SLM Corp.
6.00% Λ	78,825	1,617

Total Preferred Stocks (cost $11,767)		13,579

COMMON STOCKS — 0.1%
United States — 0.1%
Dex One Corp. ‡ Λ	1,218	7
Owens-Illinois, Inc. ‡ Λ	10,796	318

Total Common Stocks (cost $728)		325

SECURITIES LENDING COLLATERAL — 11.2%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.31% ▲	63,629,227	63,629
Total Securities Lending Collateral (cost $63,629)

	Principal	Value

REPURCHASE AGREEMENT — 1.5%
State Street Bank & Trust Co. 0.01% ▲, dated 01/31/2011, to be repurchased at $8,510 on 02/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $8,682.	$8,510	8,510
Total Repurchase Agreement (cost $8,510)

Total Investment Securities (cost $582,282) #		626,036
Other Assets and Liabilities — Net		(58,607)

Net Assets		$567,429

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Loomis Sayles Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments		Value
Foreign Government Obligation	17.7%		$111,007
Mortgage-Backed Security	7.1		44,370
Diversified Financial Services	6.5		40,762
Diversified Telecommunication Services	5.8		36,409
Asset-Backed Security	4.0		24,925
Automobiles	3.8		23,641
Commercial Banks	3.7		22,874
U.S. Government Obligation	2.9		18,462
Consumer Finance	2.9		18,256
Building Products	2.9		18,191
Semiconductors & Semiconductor Equipment	2.6		16,566
Communications Equipment	2.3		14,661
Health Care Providers & Services	2.3		14,359
Real Estate Investment Trusts	2.1		13,104
Oil, Gas & Consumable Fuels	1.5		9,514
Metals & Mining	1.5		9,169
Electric Utilities	1.3		8,084
Machinery	1.2		7,792
Biotechnology	1.2		7,370
Energy Equipment & Services	1.1		6,770
Airlines	1.1		6,701
Specialty Retail	1.0		6,392
Transportation Infrastructure	0.9		5,817
Pharmaceuticals	0.9		5,708
Food & Staples Retailing	0.9		5,345
Household Durables	0.8		5,271
Capital Markets	0.8		4,985
Leisure Equipment & Products	0.8		4,769
Office Electronics	0.7		4,413
Paper & Forest Products	0.7		4,288
Hotels, Restaurants & Leisure	0.7		4,122
Insurance	0.6		3,798
Independent Power Producers & Energy Traders	0.5		3,440
Health Care Equipment & Supplies	0.5		3,328
Electronic Equipment & Instruments	0.5		3,246
Food Products	0.5		3,097
Containers & Packaging	0.5		2,888
Multiline Retail	0.4		2,392
Multi-Utilities	0.3		1,995
Chemicals	0.2		1,453
Tobacco	0.1		900
Wireless Telecommunication Services	0.1		886
Household Products	0.1		807
Aerospace & Defense	0.1		770
Professional Services	0.1		423
Thrifts & Mortgage Finance	0.0	∞	302
Media	0.0	∞	75

Investment Securities, at Value	88.5		553,897
Short-Term Investments	11.5		72,139

Total Investments	100.0%		$626,036

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Loomis Sayles Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:
Λ	All or a portion of this security is on loan. The value of all securities on loan is $62,321.

*	Floating or variable rate note. Rate is listed as of 01/31/2011.

Ž	The security has a perpetual maturity. The date shown is the next call date.

Џ	In default.

∞	Percentage rounds to less than 0.1%.

§	Illiquid. These securities aggregated to $8,272, or 1.46%, of the fund’s net assets.

▲	Rate shown reflects the yield at 01/31/2011.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $582,282. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $53,353 and $9,599, respectively. Net unrealized appreciation for tax purposes is $43,754.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2011, these securities aggregated $75,802, or 13.36%, of the fund’s net assets.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Columbian Peso
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Riggit
NZD	New Zealand Dollar
PHP	Philippines Peso
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
SGD	Singapore Dollar
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$24,925	$—	$24,925
Common Stocks	325	—	—	325
Convertible Bonds	—	63,579	—	63,579
Convertible Preferred Stocks	7,072	—	—	7,072
Corporate Debt Securities	—	254,716	—	254,716
Foreign Government Obligations	—	111,007	—	111,007
Loan Assignment	—	3,517	—	3,517
Mortgage-Backed Securities	—	44,370	—	44,370
Preferred Corporate Debt Securities	—	6,511	—	6,511
Preferred Stocks	13,579	—	—	13,579
Repurchase Agreement	—	8,510	—	8,510
Securities Lending Collateral	63,629	—	—	63,629
Structured Notes Debts	—	5,834	—	5,834
U.S. Government Obligation	—	18,462	—	18,462

Total	$84,605	$541,431	$—	$626,036

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica MFS International Equity

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 98.9%
Australia — 1.1%
Westpac Banking Corp.	272,380	$6,240
Austria — 0.6%
Erste Group Bank AG	67,473	3,381
Bermuda — 2.1%
Esprit Holdings, Ltd.	1,001,100	4,732
Li & Fung, Ltd.	1,066,000	6,911
Brazil — 0.6%
Banco Santander Brasil SA ADR	294,140	3,412
Canada — 2.7%
Canadian National Railway Co.	221,703	15,054
Czech Republic — 0.9%
Komercni Banka AS ‡	20,576	4,915
France — 13.3%
Air Liquide SA	88,356	11,036
AXA SA	124,870	2,643
Groupe Danone SA	131,284	7,907
Legrand SA	92,004	3,705
LVMH Moet Hennessy Louis Vuitton SA	104,342	16,293
Pernod-Ricard SA Λ	94,863	9,044
Schneider Electric SA Λ	128,061	19,972
Total SA	81,346	4,757
Germany — 10.5%
Bayer AG	93,710	6,910
Beiersdorf AG	148,920	8,160
Deutsche Boerse AG	105,333	7,984
Linde AG	155,117	22,607
Man AG	41,089	4,750
Merck KGaA	46,166	3,951
SAP AG	91,371	5,282
Hong Kong — 2.0%
AIA Group, Ltd. ‡	987,400	2,710
China Unicom, Ltd.	3,274,000	5,401
CNOOC, Ltd.	1,477,000	3,262
India — 2.9%
ICICI Bank, Ltd. ADR Λ	160,240	6,945
Infosys Technologies, Ltd. ADR Λ	137,160	9,287
Japan — 12.2%
AEON Credit Service Co., Ltd. Λ	54,800	768
Canon, Inc.	145,900	7,155
Denso Corp. Λ	161,700	5,949
Fanuc Corp.	48,200	7,611
Hirose Electric Co., Ltd.	100	11
Honda Motor Co., Ltd.	82,700	3,501
Hoya Corp.	420,000	9,896
INPEX Corp.	1,545	9,901
Konica Minolta Holdings, Inc.	276,000	2,663
Lawson, Inc.	148,300	7,399
Nomura Holdings, Inc. Λ	585,100	3,557
Shin-Etsu Chemical Co., Ltd.	195,500	11,004
Jersey, Channel Islands — 1.6%
WPP PLC	742,764	9,191
Korea, Republic of — 1.8%
Samsung Electronics Co., Ltd.	11,810	10,332
Mexico — 0.3%
America Movil SAB de CV — Series L ADR Λ	28,800	1,641
Netherlands — 9.6%
Akzo Nobel NV	164,046	10,261
Heineken NV	326,534	16,437
ING Groep NV ‡	1,008,788	11,497
Randstad Holding NV ‡	133,957	7,312
Wolters Kluwer NV	389,719	8,932
Singapore — 1.1%
Keppel Corp., Ltd.	193,000	1,765
Singapore Telecommunications, Ltd.	1,877,150	4,549

	Shares	Value

South Africa — 0.9%
MTN Group, Ltd.	284,987	$4,875
Spain — 1.1%
Banco Santander SA	371,180	4,549
Red Electrica Corp. SA	36,887	1,882
Sweden — 0.9%
Svenska Cellulosa AB — Class B	294,860	5,143
Switzerland — 11.1%
Cie Financiere Richemont SA	89,811	4,885
Givaudan SA	4,813	4,767
Julius Baer Group, Ltd.	233,238	10,556
Nestle SA	312,884	16,920
Roche Holding AG	67,172	10,218
Sonova Holding AG	25,697	3,226
Swiss Reinsurance Co., Ltd.	57,870	3,307
UBS AG ‡	511,201	9,168
Taiwan — 2.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR Λ	866,341	11,323
United Kingdom — 17.7%
Barclays PLC	687,340	3,234
BG Group PLC	226,846	5,091
Burberry Group PLC	59,677	1,027
Compass Group PLC	424,100	3,773
Diageo PLC	709,158	13,654
Hays PLC	1,517,589	2,944
HSBC Holdings PLC	1,647,492	17,962
Reckitt Benckiser Group PLC	321,409	17,479
Royal Dutch Shell PLC — Class A Λ	251,723	8,865
Smiths Group PLC	315,853	6,881
Standard Chartered PLC	363,006	9,472
Tesco PLC	1,505,046	9,709
William Hill PLC	30,476	89
United States — 1.9%
Synthes, Inc. Λ	82,746	10,922

Total Common Stocks (cost $482,537)		560,504

RIGHT — 0.0% ∞
Spain — 0.0% ∞
Banco Santander SA ‡ Λ	371,180	70
Total Right (cost $64)
SECURITIES LENDING COLLATERAL — 7.1%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.31%▲	40,498,428	40,498
Total Securities Lending Collateral (cost $40,498)

	Principal	Value

REPURCHASE AGREEMENT — 1.1%
State Street Bank & Trust Co. 0.01% ▲, dated 01/31/2011, to be repurchased at $6,497 on 02/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 07/15/2025, with a value of $6,627.	$6,497	6,497
Total Repurchase Agreement (cost $6,497)

Total Investment Securities (cost $529,596) #		607,569
Other Assets and Liabilities — Net		(40,152)

Net Assets		$567,417

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica MFS International Equity

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Commercial Banks	9.9%	$60,180
Chemicals	9.8	59,675
Beverages	6.4	39,135
Oil, Gas & Consumable Fuels	5.2	31,876
Food Products	4.1	24,827
Electrical Equipment	3.9	23,677
Capital Markets	3.8	23,281
Textiles, Apparel & Luxury Goods	3.7	22,205
Semiconductors & Semiconductor Equipment	3.6	21,655
Pharmaceuticals	3.5	21,079
Diversified Financial Services	3.2	19,481
Media	3.0	18,123
Household Products	2.9	17,479
Food & Staples Retailing	2.8	17,108
Road & Rail	2.5	15,054
Health Care Equipment & Supplies	2.3	14,148
Machinery	2.0	12,361
Professional Services	1.7	10,256
Diversified Telecommunication Services	1.6	9,950
Electronic Equipment & Instruments	1.6	9,907
Office Electronics	1.6	9,818
IT Services	1.5	9,287
Insurance	1.4	8,660
Industrial Conglomerates	1.4	8,646
Personal Products	1.3	8,160
Distributors	1.1	6,911
Wireless Telecommunication Services	1.1	6,516
Auto Components	1.0	5,949
Software	0.9	5,282
Paper & Forest Products	0.8	5,143
Specialty Retail	0.8	4,732
Hotels, Restaurants & Leisure	0.6	3,862
Automobiles	0.6	3,501
Electric Utilities	0.3	1,882
Consumer Finance	0.1	768

Investment Securities, at Value	92.3	560,574
Short-Term Investments	7.7	46,995

Total Investments	100.0%	$607,569

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $38,880.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 01/31/2011.

#	Aggregate cost for federal income tax purposes is $529,596. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $84,977 and $7,004, respectively. Net unrealized appreciation for tax purposes is $77,973.
DEFINITION:
ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$42,672	$517,832	$—	$560,504
Repurchase Agreement	—	6,497	—	6,497
Right	—	70	—	70
Securities Lending Collateral	40,498	—	—	40,498

Total	$83,170	$524,399	$—	$607,569

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Money Market

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

COMMERCIAL PAPER — 51.7%
Aerospace & Defense — 0.8%
Honeywell International, Inc.
0.28%, 02/22/2011 — 144A	$1,700	$1,700
Capital Markets — 4.7%
State Street Corp.
0.25%, 02/01/2011	1,700	1,700
0.32%, 03/08/2011 — 05/03/2011	4,200	4,198
0.33%, 02/22/2011	4,200	4,199
Commercial Banks — 12.2%
Canadian Imperial Holdings, Inc.
0.34%, 04/06/2011	4,000	3,998
0.35%, 04/11/2011	2,200	2,199
0.37%, 03/29/2011	3,000	2,999
Royal Bank of Scotland PLC
0.30%, 04/07/2011	7,000	6,996
Toronto-Dominion Holdings USA, Inc.
0.21%, 02/25/2011 — 144A	2,400	2,400
0.26%, 03/11/2011 — 144A	4,800	4,799
0.27%, 04/25/2011 — 144A	2,500	2,499
Consumer Finance — 3.8%
Toyota Motor Credit Corp.
0.26%, 03/07/2011 — 03/09/2011	4,200	4,198
0.28%, 02/17/2011	2,800	2,800
0.37%, 04/04/2011	1,000	1,000
Diversified Financial Services — 23.3%
American Honda Finance Corp.
0.34%, 03/02/2011	1,830	1,830
0.36%, 03/17/2011	8,400	8,396
Bank of America Corp.
0.22%, 02/01/2011 — 02/04/2011	6,700	6,700
General Electric Capital Corp.
0.20%, 02/14/2011 — 03/15/2011	5,050	5,049
PACCAR Financial Corp.
0.35%, 03/10/2011 — 04/20/2011	5,600	5,598
0.37%, 03/28/2011	4,100	4,098
Rabobank USA Financial Corp.
0.24%, 02/23/2011	2,550	2,550
0.26%, 03/10/2011 — 03/11/2011	4,200	4,199
0.27%, 02/08/2011	4,000	4,000
UBS Finance Delaware LLC
0.30%, 04/05/2011	4,100	4,098
0.32%, 03/01/2011	3,000	2,999
Health Care Equipment & Supplies — 1.9%
Medtronic, Inc.
0.26%, 03/16/2011 — 144A	4,100	4,099
Household Products — 3.3%
Proctor & Gamble Co.
0.20%, 02/18/2011 — 144A	7,000	6,999
Industrial Conglomerates — 1.7%
General Electric Co.
0.17%, 02/09/2011	3,700	3,700

Total Commercial Paper (cost $110,000)		110,000

	Principal	Value

ASSET-BACKED COMMERCIAL PAPER — 21.4%
Diversified Financial Services — 21.4%
Alpine Securitization Corp.
0.24%, 02/23/2011 — 144A	$1,700	$1,700
0.32%, 02/03/2011 — 02/16/2011 -144A	6,400	6,400
CAFCO LLC
0.29%, 02/02/2011 — 144A	3,500	3,500
0.30%, 02/10/2011 — 144A	1,200	1,200
0.33%, 04/27/2011 — 144A	3,900	3,897
Old Line Funding LLC
0.30%, 03/14/2011 — 03/18/2011 -144A	8,000	7,997
0.31%, 04/18/2011 — 144A	2,600	2,599
Sheffield Receivables Corp.
0.29%, 03/02/2011 — 03/08/2011 -144A	3,100	3,100
0.32%, 04/14/2011 — 144A	4,300	4,297
Straight-A Funding LLC
0.23%, 02/07/2011 — 144A	4,000	3,999
0.29%, 02/14/2011 — 144A	2,100	2,100
0.30%, 02/15/2011 — 02/17/2011 -144A	4,700	4,700

Total Asset-Backed Commercial Paper (cost $45,489)		45,489

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS — 4.0%
Province of Quebec Canada
0.26%, 03/08/2011 — 144A ▲	1,200	1,200
0.27%, 03/18/2011 — 144A ▲	7,400	7,398

Total Short-Term Foreign Government Obligations (cost $8,598)		8,598

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS — 9.6%
Fannie Mae
0.19%, 02/16/2011 ▲	3,000	3,000
Freddie Mac
0.13%, 02/11/2011 ▲	2,800	2,800
0.14%, 03/18/2011 ▲	2,700	2,699
0.17%, 02/24/2011 — 03/11/2011 ▲	11,850	11,849

Total Short-Term U.S. Government Obligations (cost $20,348)		20,348

REPURCHASE AGREEMENTS — 13.6%
Bank of America NA 0.21% ▲, dated 01/31/2011, to be repurchased at $28,500 on 02/01/2011. Collateralized by U.S. Government Agency Obligations, 2.70% — 5.30%, due 12/20/2039 — 12/20/2060, with a total value of $29,070.	28,500	28,500
State Street Bank & Trust Co. 0.01% ▲, dated 01/31/2011, to be repurchased at $355 on 02/01/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/15/2040, with a value of $364.	355	355

Total Repurchase Agreements (cost $28,855)		28,855

Total Investment Securities (cost $213,290) #		213,290

Other Assets and Liabilities — Net		(703)

Net Assets		$212,587

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Money Market

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 01/31/2011.

#	Aggregate cost for federal income tax purposes is $213,290.
DEFINITION:
144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2011, these securities aggregated $76,583, or 36.02%, of the fund’s net assets.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Commercial Paper	$—	$45,489	$—	$45,489
Commercial Papers	—	110,000	—	110,000
Repurchase Agreement	—	28,855	—	28,855
Short-Term Foreign Government Obligations	—	8,598	—	8,598
Short-Term U.S. Government Obligations	—	20,348	—	20,348

Total	$—	$213,290	$—	$213,290

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Morgan Stanley Emerging Markets Debt
(formerly, Transamerica Van Kampen Emerging Markets Debt)

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts in thousands)
(unaudited)

		Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS — 79.9%
Argentina — 5.9%
Republic of Argentina
2.50%, 03/31/2019		$2,310	$999
7.00%, 10/03/2015		9,562	8,988
8.28%, 12/31/2033 Λ		7,614	6,663
Belarus — 0.3%
Republic of Belarus
8.75%, 08/03/2015 — Reg S Λ		740	735
Belize — 0.2%
Republic of Belize
6.00%, 02/20/2029 — Reg S		510	444
Brazil — 9.2%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 07/12/2020 — 144A		2,970	3,015
6.37%, 06/16/2018 — 144A		2,020	2,199
Republic of Brazil
5.88%, 01/15/2019 Λ		5,190	5,747
7.13%, 01/20/2037		3,310	3,939
8.00%, 01/15/2018		1,424	1,682
8.88%, 10/14/2019 — 04/15/2024 Λ		4,833	6,434
12.50%, 01/05/2016 Λ	BRL	4,300	2,925
Chile — 1.9%
Republic of Chile
5.50%, 08/05/2020	CLP	2,554,500	5,365
Colombia — 3.1%
Republic of Colombia
7.38%, 03/18/2019 Λ		$830	998
11.75%, 02/25/2020		3,160	4,778
12.00%, 10/22/2015	COP	4,200,000	2,814
Croatia — 0.6%
Republic of Croatia
6.63%, 07/14/2020 — 144A		$1,630	1,689
Dominican Republic — 0.8%
Republic of The Dominican Republic
7.50%, 05/06/2021 — 144A		720	758
7.50%, 05/06/2021 — Reg S		440	463
9.04%, 01/23/2018 — Reg S		929	1,038
Ecuador — 1.0%
Republic of Ecuador
9.38%, 12/15/2015 — Reg S		2,870	2,748
Georgia — 0.5%
Republic of Georgia
7.50%, 04/15/2013		1,390	1,446
Ghana — 1.2%
Republic of Ghana
8.50%, 10/04/2017 — 144A Λ		2,596	2,816
8.50%, 10/04/2017 — Reg S		540	589
Hungary — 0.9%
Republic of Hungary
7.50%, 11/12/2020	HUF	518,000	2,615
Indonesia — 2.6%
Republic of Indonesia
6.88%, 01/17/2018 — 144A		$740	838
7.75%, 01/17/2038 — 144A		584	690
7.75%, 01/17/2038 — Reg S		670	791
11.63%, 03/04/2019 — Reg S		3,350	4,858

		Principal	Value

Ivory Coast — 0.2%
Republic of The Ivory Coast
2.50%, 12/31/2032 — Reg S Џ		$1,659	$597
Lithuania — 1.2%
Republic of Lithuania
6.75%, 01/15/2015 — 144A		1,810	1,943
7.38%, 02/11/2020 — Reg S Λ		1,370	1,504
Malaysia — 1.1%
Republic of Malaysia
3.21%, 05/31/2013	MYR	9,280	3,035
Mexico — 6.3%
United Mexican States
5.63%, 01/15/2017 Λ		$2,020	2,238
5.95%, 03/19/2019 Λ		860	963
6.05%, 01/11/2040		2,750	2,812
6.75%, 09/27/2034		5,407	6,083
8.00%, 06/11/2020	MXN	63,590	5,530
Pakistan — 0.5%
Republic of Pakistan
6.88%, 06/01/2017 — Reg S		$1,895	1,530
Panama — 2.1%
Republic of Panama
5.20%, 01/30/2020 Λ		2,480	2,631
8.88%, 09/30/2027 Λ		1,694	2,295
9.38%, 04/01/2029		700	984
Peru — 3.4%
Republic of Peru
7.35%, 07/21/2025		10	12
8.20%, 08/12/2026 — Reg S	PEN	13,710	5,859
8.75%, 11/21/2033		$2,631	3,601
Philippines — 4.4%
Republic of The Philippines
4.00%, 01/15/2021 Λ		6,993	6,574
8.38%, 06/17/2019 Λ		1,841	2,342
8.88%, 03/17/2015		771	957
9.50%, 02/02/2030		1,796	2,550
Poland — 1.0%
Republic of Poland
5.50%, 10/25/2019	PLN	8,500	2,788
Russian Federation — 8.6%
Russian Federation
7.50%, 03/31/2030 — Reg S *		$8,166	9,358
12.75%, 06/24/2028 — Reg S		4,470	7,688
Russian Foreign Bond — Eurobond
5.00%, 04/29/2020 — Reg S		7,100	7,033
Senegal — 0.2%
Republic of Senegal
8.75%, 12/22/2014		680	683
South Africa — 1.5%
Eskom Holdings, Ltd.
5.75%, 01/26/2021 — 144A		1,540	1,502
Republic of South Africa
6.75%, 03/31/2021	ZAR	23,060	2,801
Sri Lanka — 0.6%
Republic of Sri Lanka
6.25%, 10/04/2020 — 144A		$680	677
6.25%, 10/04/2020 — Reg S		1,130	1,124

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Morgan Stanley Emerging Markets Debt
(formerly, Transamerica Van Kampen Emerging Markets Debt)

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Turkey — 8.4%
Republic of Turkey
5.63%, 03/30/2021	$3,310	$3,335
6.75%, 05/30/2040	2,920	2,964
6.88%, 03/17/2036	4,584	4,744
7.00%, 03/11/2019	4,170	4,683
7.50%, 11/07/2019	5,000	5,775
8.00%, 02/14/2034	1,720	2,030
Ukraine — 5.8%
Republic of Ukraine
6.58%, 11/21/2016 — Reg S Λ	5,882	5,882
6.75%, 11/14/2017 — Reg S	3,470	3,470
7.65%, 06/11/2013 — Reg S	2,146	2,245
7.75%, 09/23/2020 — 144A Λ	1,780	1,807
7.75%, 09/23/2020 — Reg S Λ	2,730	2,785
Uruguay — 0.4%
Republic of Uruguay
8.00%, 11/18/2022	953	1,182
Venezuela — 6.0%
Republic of Venezuela
5.75%, 02/26/2016 — Reg S	3,400	2,423
6.00%, 12/09/2020 — Reg S	1,940	1,130
7.00%, 03/31/2038 — Reg S	2,907	1,606
7.65%, 04/21/2025	4,700	2,867
9.00%, 05/07/2023 — Reg S	2,110	1,431
9.25%, 09/15/2027 Λ	7,070	5,175
9.25%, 05/07/2028 — Reg S	3,035	2,033
10.75%, 09/19/2013 Λ	110	105

Total Foreign Government Obligations (cost $217,095)		$224,430

CORPORATE DEBT SECURITIES — 17.6%
Bermuda — 0.5%
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC
7.75%, 02/02/2021 — 144A	1,480	1,478
Cayman Islands — 1.1%
Banco Safra Cayman Islands, Ltd.
6.75%, 01/27/2021 — 144A	1,440	1,436
Fibria Overseas Finance, Ltd.
7.50%, 05/04/2020 — Reg S	1,490	1,569
Ireland — 0.9%
Novatek Finance, Ltd.
6.60%, 02/03/2021 — 144A	2,520	2,524
Kazakhstan — 3.2%
Development Bank of Kazakhstan JSC
5.50%, 12/20/2015 — 144A Λ	1,280	1,307
KazMunayGas National Co.
6.38%, 04/09/2021 — 144A Λ	2,550	2,556
9.13%, 07/02/2018 — 144A	4,370	5,223
Luxembourg — 2.3%
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.30%, 05/15/2017 — 144A	1,527	1,569
7.18%, 05/16/2013 — 144A	4,130	4,419
7.18%, 05/16/2013 — Reg S	450	482

	Principal	Value

Mexico — 3.8%
Cemex SAB de CV
9.00%, 01/11/2018 — 144A	$2,020	$2,071
Petroleos Mexicanos
5.50%, 01/21/2021 Λ	5,790	5,839
8.00%, 05/03/2019 Λ	2,097	2,514
Netherlands — 1.9%
Intergas Finance BV
6.38%, 05/14/2017 — Reg S	900	950
Majapahit Holding BV
7.75%, 01/20/2020 — Reg S	3,000	3,363
Pindo Deli Finance BV
0.00%, 04/28/2025 — Reg S * Џ §	1,500	26
2.31%, 04/28/2015 — Reg S * Џ §	297	43
3.31%, 04/28/2015 — 04/28/2018 — 144A * Џ §	150	16
3.31%, 04/28/2018 — Reg S * Џ §	1,500	158
Pindo Deli Finance BV — Class C
1.00%, 04/28/2025 — 144A * Џ §	9,415	165
Tjiwi Kimia Finance BV — Class A
3.31%, 04/28/2015 — 144A * Џ §	988	148
Tjiwi Kimia Finance BV — Class B
3.31%, 04/28/2018 — 144A * Џ §	2,148	258
3.31%, 04/30/2018 — Reg S * Џ §	1,000	120
Tjiwi Kimia Finance BV — Class C
0.00%, 04/28/2027 — 144A * Џ §	1,045	31
4.94%, 04/28/2027 — Reg S * Џ §	1,500	45
Peru — 0.4%
Banco de Credito del Peru
5.38%, 09/16/2020 — Reg S	1,280	1,245
United States — 2.9%
Pemex Project Funding Master Trust
6.63%, 06/15/2035 Λ	5,173	5,179
8.63%, 12/01/2023	1,750	2,122
Reliance Holdings USA, Inc.
6.25%, 10/19/2040 — 144A	850	784
Venezuela — 0.6%
Petroleos de Venezuela SA
5.13%, 10/28/2016	3,190	1,802

Total Corporate Debt Securities (cost $55,167)		49,442

	Shares	Value

SECURITIES LENDING COLLATERAL — 14.1%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.31% ▲	39,635,777	39,636
Total Securities Lending Collateral (cost $39,636)

	Principal	Value

REPURCHASE AGREEMENT — 1.1%
State Street Bank & Trust Co. 0.01% ▲, dated 01/31/2011, to be repurchased at $3,128 on 02/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, with a value of $3,192.	$3,128	3,128
Total Repurchase Agreement (cost $3,128)

Total Investment Securities (cost $315,026) #		316,636
Other Assets and Liabilities — Net		(35,722)

Net Assets		$280,914

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Morgan Stanley Emerging Markets Debt
(formerly, Transamerica Van Kampen Emerging Markets Debt)

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Foreign Government Obligation	70.9%	$224,430
Oil, Gas & Consumable Fuels	9.0	28,543
Diversified Financial Services	2.0	6,470
Commercial Banks	1.3	3,988
Electric Utilities	1.1	3,363
Paper & Forest Products	0.7	2,579
Construction Materials	0.7	2,071
Wireless Telecommunication Services	0.5	1,478
Gas Utilities	0.3	950

Investment Securities, at Value	86.5	273,872
Short-Term Investments	13.5	42,764

Total Investments	100.0%	$316,636

FUTURES CONTRACTS: ε

				Net Unrealized
Description	Type	Contracts Г	Expiration Date	(Depreciation)

10-Year U.S. Treasury Note	Long	105	03/22/2011	$(299)
NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $38,836.

Џ	In default.

*	Floating or variable rate note. Rate is listed as of 01/31/2011.

§	Illiquid. These securities aggregated to $1,010, or 0.36%, of the fund’s net assets.

▲	Rate shown reflects the yield at 01/31/2011.

ε	Cash in the amount of $452 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

#	Aggregate cost for federal income tax purposes is $315,026. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $14,406 and $12,796, respectively. Net unrealized appreciation for tax purposes is $1,610.
DEFINITIONS:
144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2011, these securities aggregated $41,919, or 14.92%, of the fund’s net assets.
BRL	Brazilian Real
CLP	Chilean Peso
COP	Columbian Peso
HUF	Hungarian Forint
MXN	Mexican Peso
MYR	Malaysian Riggit
OJSC	Open Joint Stock Company
PEN	Peru Nuevo Sol
PLN	Polish Zloty

ZAR	South African Rand

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Morgan Stanley Emerging Markets Debt
(formerly, Transamerica Van Kampen Emerging Markets Debt)

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Corporate Debt Securities	$—	$48,432	$1,010	$49,442
Foreign Government Obligations	—	224,430	—	224,430
Repurchase Agreement	—	3,128	—	3,128
Securities Lending Collateral	39,636	—	—	39,636

Total	$39,636	$275,990	$1,010	$316,636

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts — Depreciation	$(299)	$—	$—	$(299)
Level 3 Rollforward — Investment Securities

	Beginning						Ending
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	Net Transfers	Balance at
Securities	10/31/2010	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	In Level 3	1/31/2011
Corporate Debt Securities	$234	$—	$—	$—	$—	$776	$1,010

*	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Morgan Stanley Mid-Cap Growth
(formerly, Transamerica Van Kampen Mid-Cap Growth)

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

CONVERTIBLE PREFERRED STOCK — 0.7%
Internet & Catalog Retail — 0.7%
Groupon, Inc. Ə § Δ	72,847	$2,301
Total Convertible Preferred Stock (cost $2,301)
COMMON STOCKS — 98.1%
Air Freight & Logistics — 3.4%
CH Robinson Worldwide, Inc. Λ	59,893	4,617
Expeditors International of Washington, Inc.	124,253	6,296
Automobiles — 0.5%
Better Place ‡ Ə § Δ	555,742	1,667
Capital Markets — 2.3%
Greenhill & Co., Inc. Λ	54,644	3,794
T. Rowe Price Group, Inc. Λ	54,767	3,610
Chemicals — 4.6%
Intrepid Potash, Inc. ‡ Λ	156,589	5,659
Nalco Holding Co.	147,070	4,480
Rockwood Holdings, Inc. ‡	104,714	4,250
Commercial Services & Supplies — 5.3%
Covanta Holding Corp. Λ	232,241	3,930
Edenred ‡	343,539	8,215
Stericycle, Inc. ‡ Λ	58,648	4,603
Communications Equipment — 2.6%
Motorola Solutions, Inc. ‡	212,788	8,250
Computers & Peripherals — 2.7%
Teradata Corp. ‡	196,338	8,441
Construction Materials — 1.2%
Martin Marietta Materials, Inc. Λ	45,230	3,777
Diversified Consumer Services — 1.3%
New Oriental Education & Technology Group ADR ‡	40,976	4,043
Diversified Financial Services — 5.5%
IntercontinentalExchange, Inc. ‡	36,932	4,450
Leucadia National Corp. Λ	162,482	5,284
Moody’s Corp. Λ	46,713	1,372
MSCI, Inc. — Class A ‡	183,657	6,286
Electrical Equipment — 1.0%
First Solar, Inc. ‡ Λ	19,587	3,028
Food Products — 2.1%
Mead Johnson Nutrition Co. — Class A	116,229	6,738
Health Care Equipment & Supplies — 5.5%
Gen-Probe, Inc. ‡ Λ	88,143	5,543
Idexx Laboratories, Inc. ‡ Λ	57,909	4,152
Intuitive Surgical, Inc. ‡ Λ	24,280	7,840
Hotels, Restaurants & Leisure — 7.0%
Betfair Group PLC ‡ Λ	60,335	884
Chipotle Mexican Grill, Inc. — Class A ‡ Λ	23,973	5,248
Ctrip.com International, Ltd. ADR ‡	185,409	7,631
Wynn Resorts, Ltd. Λ	68,734	7,997
Household Durables — 1.7%
Gafisa SA ADR Λ	166,621	2,086
NVR, Inc. ‡ Λ	4,243	3,246
Internet & Catalog Retail — 5.9%
NetFlix, Inc. ‡ Λ	43,076	9,222
priceline.com, Inc. ‡	22,032	9,441
Internet Software & Services — 2.2%
Akamai Technologies, Inc. ‡	81,279	3,928
Alibaba.com, Ltd.	1,602,700	3,153

	Shares	Value

IT Services — 1.5%
Gartner, Inc. ‡ Λ	130,951	$4,638
Life Sciences Tools & Services — 4.6%
Illumina, Inc. ‡ Λ	149,652	10,377
Techne Corp. Λ	60,177	4,149
Machinery — 1.8%
Schindler Holding AG	52,372	5,847
Media — 3.5%
Discovery Communications, Inc. — Series C ‡ Λ	75,467	2,563
Groupe Aeroplan, Inc.	222,219	3,040
Naspers, Ltd. — Class N	106,338	5,517
Metals & Mining — 2.0%
Lynas Corp., Ltd. ‡	1,183,582	2,117
Molycorp, Inc. ‡ Λ	92,200	4,316
Multiline Retail — 1.9%
Dollar Tree, Inc. ‡	85,969	4,348
Sears Holdings Corp. ‡ Λ	22,118	1,667
Oil, Gas & Consumable Fuels — 3.9%
Range Resources Corp. Λ	104,248	5,199
Ultra Petroleum Corp. ‡ Λ	151,646	7,238
Personal Products — 1.3%
Natura Cosmeticos SA	159,586	4,088
Pharmaceuticals — 0.6%
Ironwood Pharmaceuticals, Inc. ‡	54,887	592
Ironwood Pharmaceuticals, Inc. — Class A ‡ Λ	119,874	1,294
Professional Services — 5.6%
IHS, Inc. — Class A ‡	59,319	4,862
Intertek Group PLC	218,468	6,079
Verisk Analytics, Inc. — Class A ‡	196,034	6,631
Semiconductors & Semiconductor Equipment — 2.0%
ARM Holdings PLC ADR	187,444	4,694
NVIDIA Corp. ‡	66,144	1,582
Software — 10.8%
Autodesk, Inc. ‡	103,233	4,200
Citrix Systems, Inc. ‡	39,479	2,494
FactSet Research Systems, Inc. Λ	51,645	5,206
Red Hat, Inc. ‡ Λ	120,191	4,966
Rovi Corp. ‡ Λ	56,337	3,479
Salesforce.com, Inc. ‡ Λ	50,068	6,466
Solera Holdings, Inc. Λ	137,868	7,214
Textiles, Apparel & Luxury Goods — 1.2%
Lululemon Athletica, Inc. ‡ Λ	56,319	3,868
Trading Companies & Distributors — 1.3%
Fastenal Co. Λ	72,434	4,206
Wireless Telecommunication Services — 1.3%
Millicom International Cellular SA	44,307	4,132

Total Common Stocks (cost $220,349)		310,230

SECURITIES LENDING COLLATERAL — 18.9%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.31% ▲	59,858,300	59,858
Total Securities Lending Collateral (cost $59,858)

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Morgan Stanley Mid-Cap Growth
(formerly, Transamerica Van Kampen Mid-Cap Growth)

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENT — 0.5%
State Street Bank & Trust Co. 0.01% ▲, dated 01/31/2011, to be repurchased at $1,599 on 02/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $1,635.	$1,599	$1,599
Total Repurchase Agreement (cost $1,599)

Total Investment Securities (cost $284,107) #		373,988
Other Assets and Liabilities — Net		(57,537)

Net Assets		$316,451

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 01/31/2011.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $3,968, or 1.25%, of the fund’s net assets.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $58,546.

§	Illiquid. These securities aggregated to $3,968, or 1.25%, of the fund’s net assets.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $284,107. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $92,776 and $2,895, respectively. Net unrealized appreciation for tax purposes is $89,881.

Δ	Restricted Security. At 01/31/2011, the fund owned the respective securities (representing 1.25% of net assets) which were restricted as to public resale.

Description	Date of Acquisition	Shares	Cost	Market Value	Price ¥

Groupon Inc.	12/17/2010	72,847	$2,301	$2,301	$31.59
Better Place	01/25/2010	555,742	1,667	1,667	3.00

¥ Price is not in thousands.
DEFINITION:
ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$271,079	$37,484	$1,667	$310,230
Convertible Preferred Stocks	—	—	2,301	2,301
Repurchase Agreement	—	1,599	—	1,599
Securities Lending Collateral	59,858	—	—	59,858

Total	$330,937	$39,083	$3,968	$373,988

Level 3 Rollforward — Investment Securities

	Beginning					Net Transfers	Ending
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	In/(Out) of	Balance at
Securities	10/31/2010	Purchases	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	1/31/2011
Common Stocks	$1,667	$—	$—	$—	$—	$—	$1,667
Convertible Preferred Stocks	—	2,301	—	—	—	—	2,301

Total	$1,667	$2,301	$—	$—	$—	$—	$3,968

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Morgan Stanley Small Company Growth
(formerly, Transamerica Van Kampen Small Company Growth)

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

CONVERTIBLE PREFERRED STOCK — 1.3%
Internet Software & Services — 1.3%
Youku.com, Inc., Ə § Δ	1,712,512	$2,586
Total Convertible Preferred Stock (cost $852)
PREFERRED STOCKS — 2.3%
Biotechnology — 0.2%
Pacific Bioscience, ‡ Ə § Δ	63,479	477
Internet Software & Services — 1.3%
Twitter, Inc. ‡ Ə § Δ	41,309	1,892
Xoom, Inc. ‡ Ə § Δ	264,130	607
IT Services — 0.3%
Ning, Inc. ‡ Ə § Δ	108,208	630
Pharmaceuticals — 0.5%
Microbia, Inc. ‡	96,357	1,040

Total Preferred Stocks (cost $3,237)		4,646

COMMON STOCKS — 93.1%
Automobiles — 0.4%
Better Place ‡ Ə § Δ	289,277	868
Capital Markets — 3.7%
Capital Southwest Corp.	4,861	474
CETIP SA — Balcao Organizado de Ativos e Derivativos ‡	101,571	1,345
Greenhill & Co., Inc. Λ	82,979	5,761
Chemicals — 4.0%
Intrepid Potash, Inc. ‡ Λ	99,081	3,581
Rockwood Holdings, Inc. ‡	116,215	4,717
Commercial Services & Supplies — 1.3%
Covanta Holding Corp. Λ	160,672	2,719
Construction Materials — 3.6%
Eagle Materials, Inc. Λ	146,027	4,235
Texas Industries, Inc. Λ	79,204	3,147
Diversified Financial Services — 3.5%
MSCI, Inc. — Class A ‡	182,417	6,244
Pico Holdings, Inc. ‡ Λ	33,558	1,040
Diversified Telecommunication Services — 1.4%
Cogent Communications Group, Inc. ‡	211,904	2,890
Electric Utilities — 4.7%
Brookfield Infrastructure Partners, LP	448,925	9,751
Prime AET&D Holdings No. 1 Pty, Ltd. ‡ Ə	737,572	—
Health Care Equipment & Supplies — 2.2%
Gen-Probe, Inc. ‡ Λ	73,110	4,598
Health Care Providers & Services — 2.2%
Castlight Health, Inc. ‡ Ə § Δ	193,841	797
HMS Holdings Corp. ‡	48,177	3,099
LCA-Vision, Inc. ‡	86,498	586
Health Care Technology — 3.4%
Athenahealth, Inc. ‡	114,618	4,922
MedAssets, Inc. ‡ Λ	101,348	1,989
Hotels, Restaurants & Leisure — 8.9%
BJ’s Restaurants, Inc. ‡ Λ	80,819	2,855
Country Style Cooking Restaurant Chain Co., Ltd. ADR ‡ Λ	66,032	1,545
Gaylord Entertainment Co. ‡	42,988	1,433
PF Chang’s China Bistro, Inc.	149,267	6,873
Vail Resorts, Inc. ‡ Λ	111,081	5,338

	Shares	Value

Household Durables — 3.2%
Brookfield Incorporacoes SA	554,321	$2,554
Gafisa SA ADR	161,779	2,025
iRobot Corp. ‡ Λ	75,392	2,036
Insurance — 2.3%
Greenlight Capital Re, Ltd. — Class A ‡ Λ	167,028	4,722
Internet & Catalog Retail — 4.7%
Blue Nile, Inc. ‡ Λ	115,202	6,549
E-Commerce China Dangdang, Inc. ADR ‡ Λ	77,454	2,192
MakeMyTrip, Ltd. ‡ Λ	31,278	899
Internet Software & Services — 10.3%
comScore, Inc. ‡ Λ	57,406	1,375
GSI Commerce, Inc. ‡ Λ	133,849	3,084
Mercadolibre, Inc. ‡	56,398	3,823
Opentable, Inc. ‡	54,174	4,258
Sohu.com, Inc. ‡	26,900	2,087
VistaPrint NV ‡ Λ	63,116	3,196
Youku.com, Inc. ADR ‡ Λ	107,970	3,199
IT Services — 3.8%
Acxiom Corp. ‡	175,336	3,021
Forrester Research, Inc. Λ	122,842	4,379
Information Services Group, Inc. ‡	259,602	498
Leisure Equipment & Products — 1.7%
Universal Entertainment Corp. ‡	124,700	3,555
Life Sciences Tools & Services — 3.4%
Techne Corp. Λ	100,630	6,939
Media — 0.1%
Lakes Entertainment, Inc. ‡ Λ	61,344	175
Metals & Mining — 4.3%
Lynas Corp., Ltd. ‡	4,950,061	8,854
Oil, Gas & Consumable Fuels — 2.3%
Brigham Exploration Co. ‡ Λ	161,829	4,792
Pharmaceuticals — 0.4%
Ironwood Pharmaceuticals, Inc. — Class A ‡	81,311	877
Professional Services — 8.1%
Advisory Board Co. ‡ Λ	119,759	5,923
Corporate Executive Board Co.	123,089	4,783
CoStar Group, Inc. ‡	102,857	5,789
Real Estate Management & Development — 0.2%
Consolidated-Tomoka Land Co. Λ	14,745	425
Semiconductors & Semiconductor Equipment — 1.5%
Tessera Technologies, Inc. ‡	181,686	3,147
Software — 6.5%
Blackboard, Inc. ‡ Λ	44,638	1,735
Netsuite, Inc. ‡	89,111	2,400
Solera Holdings, Inc.	119,227	6,239
Successfactors, Inc. ‡	102,438	2,983
Specialty Retail — 1.0%
Citi Trends, Inc. ‡ Λ	92,236	2,112

Total Common Stocks (cost $145,778)		191,432

SECURITIES LENDING COLLATERAL — 7.3%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.31% ▲	15,058,860	15,059
Total Securities Lending Collateral (cost $15,059)

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Morgan Stanley Small Company Growth
(formerly, Transamerica Van Kampen Small Company Growth)

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENT — 3.4%
State Street Bank & Trust Co. 0.01% ▲, dated 01/31/2011, to be repurchased at $6,912 on 02/01/2011. Collateralized by U.S. Government Agency Obligations, 4.00% — 5.50%, due 12/15/2017 — 12/25/2024, with a total value of $7,052.	$6,912	$6,912
Total Repurchase Agreement (cost $6,912)

Total Investment Securities (cost $171,838) #		220,635
Other Assets and Liabilities — Net		(15,198)

Net Assets		$205,437

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 01/31/2011.

Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of $7,857, or 3.82%, of the fund’s net assets.

§	Illiquid. These securities aggregated to $7,857, or 3.82%, of the fund’s net assets.

‡	Non-income producing security.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $14,708.

#	Aggregate cost for federal income tax purposes is $171,838. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $53,070 and $4,273, respectively. Net unrealized appreciation for tax purposes is $48,797.

Δ	Restricted Security. At 01/31/2011, the fund owned the respective securities (representing 3.82% of net assets) which were restricted as to public resale:

Description	Date of Acquisition	Shares	Cost	Value	Price ¥

Youku, inc.	09/16/2010	1,712,512	$852	$2,586	$1.51
Pacific Bioscience	07/11/2008	63,479	444	477	7.51
Twitter, Inc.	09/24/2009	41,309	660	1,892	45.81
Xoom, Inc.	02/23/2010	264,130	756	607	2.30
Ning, Inc.	03/19/2008	108,208	774	630	5.82
Better Place	01/25/2010	289,277	868	868	3.00
Castlight Health, Inc.	06/04/2010	193,841	797	797	4.11

¥	Price is not in thousands.
DEFINITION:
ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$173,262	$16,505	$1,665	$191,432
Convertible Preferred Stock	—	—	2,586	2,586
Preferred Stocks	1,040	—	3,606	4,646
Repurchase Agreement	—	6,912	—	6,912
Securities Lending Collateral	15,059	—	—	15,059

Total	$189,361	$23,417	$7,857	$220,635

Level 3 Rollforward — Investment Securities

	Beginning					Net Transfers	Ending
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	In/(Out) of	Balance at
Securities	10/31/2010	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	1/31/2011
Common Stocks	$1,665	$—	$—	$—	$—	$—	$1,665
Convertible
Preferred Stocks	852	—	—	—	1,734	—	2,586
Preferred Stocks	2,298	—	—	—	1,308	—	3,606

Total	$4,815	$—	$—	$—	$3,042	$—	$7,857

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES — 99.6% €
Capital Preservation — 1.7%
Transamerica Money Market	5,091,382	$5,091
Global/International Stocks — 7.8%
Transamerica Oppenheimer Developing Markets	913,370	12,047
Transamerica Schroders International Small Cap	1,144,278	11,775
Inflation-Protected Securities — 1.7%
Transamerica PIMCO Real Return TIPS	479,084	5,102
Tactical and Specialty — 88.4%
Transamerica AQR Managed Futures Strategy	3,489,773	34,968
Transamerica BlackRock Global Allocation	2,755,018	30,829
Transamerica Clarion Global Real Estate Securities	1,970,765	23,886
Transamerica Federated Market Opportunity	3,942,247	33,943
Transamerica First Quadrant Global Macro ‡	6,413,379	39,378
Transamerica Goldman Sachs Commodity Strategy	2,561,625	29,382
Transamerica JPMorgan Long/Short Strategy ‡	4,884,712	39,614
Transamerica Loomis Sayles Bond	3,556,564	38,091

Total Investment Companies (cost $305,467) #		304,106
Other Assets and Liabilities — Net		1,314

Net Assets		$305,420

NOTES TO SCHEDULE OF INVESTMENTS:
€	The fund invests its assets in the I2 share class of the affiliated Transamerica Funds.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $305,467. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $10,101 and $11,462, respectively. Net unrealized depreciation for tax purposes is $1,361.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$304,106	$—	$—	$304,106

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Multi-Manager International Portfolio

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES — 100.0% €
Global/International Stocks — 91.2%
Transamerica Hansberger International Value	3,855,099	$31,226
Transamerica MFS International Equity	6,077,849	54,214
Transamerica Neuberger Berman International	3,840,206	35,445
Transamerica Oppenheimer Developing Markets	3,479,231	45,891
Transamerica Schroders International Small Cap	4,255,684	43,791
Transamerica Thornburg International Value	5,576,775	63,744
Transamerica WMC Emerging Markets	2,557,024	34,136
Tactical and Specialty — 8.8%
Transamerica BlackRock Global Allocation	1,261,724	14,119
Transamerica Clarion Global Real Estate Securities	1,281,656	15,533

Total Investment Companies (cost $323,759) #		338,099
Other Assets and Liabilities — Net		113

Net Assets		$338,212

NOTES TO SCHEDULE OF INVESTMENTS:
€	The fund invests its assets in the I2 share class of the affiliated Transamerica Funds.

#	Aggregate cost for federal income tax purposes is $323,759. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $40,086 and $25,746, respectively. Net unrealized appreciation for tax purposes is $14,340.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$338,099	$—	$—	$338,099

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Neuberger Berman International

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 98.7%
Australia — 1.7%
Centamin Egypt, Ltd. ‡	1,962,900	$4,410
Fortescue Metals Group, Ltd. ‡	438,200	2,786
Whitehaven Coal, Ltd.	419,175	2,941
Austria — 0.7%
Vienna Insurance Group AG Wiener
Versicherung Gruppe	76,877	4,182
Belgium — 3.4%
Anheuser-Busch InBev NV	62,130	3,438
Anheuser-Busch InBev NV — STRIP VVPR ‡	130,726	1
Colruyt SA Ë	87,365	4,472
Omega Pharma	95,425	4,899
Telenet Group Holding NV ‡	182,256	7,173
Bermuda — 0.5%
Kerry Properties, Ltd.	534,000	2,859
Brazil — 2.2%
Banco Santander Brasil SA ADR	233,300	2,706
Porto Seguro SA ‡	418,500	6,527
Totvs SA	40,785	3,964
Canada — 7.1%
Bankers Petroleum, Ltd. ‡	463,000	3,856
Corus Entertainment, Inc. — Class B	251,510	5,639
Eldorado Gold Corp.	309,400	4,971
MacDonald Dettwiler & Associates, Ltd. ‡	166,365	8,055
Neo Material Technologies, Inc. ‡	589,700	4,747
Pacific Rubiales Energy Corp.	227,000	7,835
Silver Wheaton Corp. ‡	238,800	7,366
Cayman Islands — 1.2%
China Liansu Group Holdings, Ltd. ‡	7,155,100	6,883
Chile — 1.2%
Sociedad Quimica y Minera de Chile SA — Series B ADR	130,985	7,005
China — 1.4%
Bank of China, Ltd.	11,072,400	5,752
China Vanke Co., Ltd.	2,013,500	2,497
Cyprus — 0.9%
ProSafe SE Λ	712,175	5,304
Denmark — 2.0%
Novo Nordisk A/S — Class B	54,972	6,195
Tryg A/S Λ	105,130	5,700
France — 6.7%
Alcatel-Lucent ‡ Λ	1,806,664	6,036
Arkema SA	85,878	5,972
BNP Paribas	80,465	6,015
Cie Generale des Etablissements Michelin — Class B	39,205	2,854
CNP Assurances	197,253	4,348
Eutelsat Communications	161,754	5,901
Sodexo Λ	128,714	8,859
Germany — 5.0%
Brenntag AG ‡	31,700	3,004
Deutsche Boerse AG	97,332	7,378
Fresenius Medical Care AG & Co., KGaA	86,068	5,036
Linde AG	41,507	6,049
Tognum AG	323,223	8,161
Hong Kong — 1.6%
China Mobile, Ltd. ADR	104,565	5,139
CNOOC, Ltd.	2,039,000	4,503
India — 0.6%
Bank of Baroda	198,300	3,775
Ireland — 1.8%
DCC PLC	148,186	4,382
Willis Group Holdings PLC	171,900	6,460
Israel — 0.6%
Teva Pharmaceutical Industries, Ltd. ADR	68,300	3,733

	Shares	Value

Japan — 12.1%
Brother Industries, Ltd.	433,600	$6,630
Circle K Sunkus Co., Ltd.	284,200	4,564
GMO Internet, Inc. Λ	498,000	2,791
Jupiter Telecommunications Co., Ltd.	8,448	8,645
KDDI Corp. Λ	994	5,583
Kenedix Realty Investment Corp. REIT	1,432	6,603
Makita Corp. Λ	126,400	5,475
Nifco, Inc.	229,000	6,121
Nihon Kohden Corp.	298,900	6,442
Nippon Electric Glass Co., Ltd.	574,600	8,646
Sankyo Co., Ltd.	88,900	4,933
Sundrug Co., Ltd. Λ	183,900	5,346
Jersey, Channel Islands — 1.6%
Experian Group, Ltd.	774,335	9,613
Korea, Republic of — 3.3%
Hyundai Mobis	45,780	10,553
Samsung Electronics Co., Ltd.	6,181	5,408
Samsung SDI Co., Ltd.	26,175	3,642
Luxembourg — 0.9%
Subsea 7 SA	215,033	5,231
Netherlands — 10.1%
Akzo Nobel NV	110,445	6,908
Fugro NV	100,420	8,093
Koninklijke Ahold NV	506,783	6,862
Nutreco NV	121,970	8,682
Sligro Food Group NV §	191,583	6,387
TNT NV	269,756	7,300
Unilever NV	345,276	10,214
USG People NV ‡	267,905	5,649
Norway — 1.3%
DnB NOR ASA	557,900	7,680
South Africa — 1.0%
MTN Group, Ltd.	340,475	5,825
Sweden — 1.6%
Elekta AB — Class B	86,235	3,487
Svenska Handelsbanken AB — Class A	169,671	5,780
Switzerland — 8.7%
Bucher Industries AG	30,417	5,897
Credit Suisse Group AG	143,397	6,412
Givaudan SA	5,761	5,706
Nestle SA	154,056	8,331
Roche Holding AG	44,722	6,803
SGS SA	4,724	7,687
Sulzer AG	79,056	10,936
Turkey — 0.7%
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT ‡	3,318,386	4,426
United Kingdom — 18.8%
Amlin PLC	1,176,774	7,359
Antofagasta PLC	251,482	5,664
Avanti Communications Group PLC ‡	291,511	2,918
BG Group PLC	217,920	4,890
Cairn Energy PLC ‡	1,031,535	6,845
Chemring Group PLC	207,289	11,167
Croda International PLC	258,771	6,176
Fidessa Group PLC §	117,342	2,889
HSBC Holdings PLC	521,946	5,670
Informa PLC	648,096	4,473
Jazztel PLC ‡ Λ	1,213,550	6,323
Mitie Group PLC	1,289,215	4,508
Reed Elsevier PLC	660,139	5,843
Rio Tinto PLC ADR	83,300	5,788
RPS Group PLC §	1,420,693	4,738
Smith & Nephew PLC	297,814	3,311
Synergy Health PLC	139,022	1,970

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Neuberger Berman International

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

United Kingdom — (continued)
Travis Perkins PLC	212,019	$3,437
Tullow Oil PLC	218,005	4,638
Vodafone Group PLC	4,554,714	12,792

Total Common Stocks (cost $457,614)		586,458

WARRANT — 0.0% ∞
Italy — 0.0% ∞
UBI Banca SCpA ‡
Expiration: 06/30/2011
Exercise Price: 12.30 EUR	138,395	♦
Total Warrant (cost $—)
SECURITIES LENDING COLLATERAL — 4.1%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.31% ▲	24,556,926	24,557
Total Securities Lending Collateral (cost $24,557)

	Principal	Value

REPURCHASE AGREEMENT — 1.3%
State Street Bank & Trust Co. 0.01% ▲, dated 01/31/2011, to be repurchased at $7,873 on 02/01/2011. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, with a total value of $8,031.	$7,873	7,873
Total Repurchase Agreement (cost $7,873)

Total Investment Securities (cost $490,044) #		618,888
Other Assets and Liabilities — Net		(24,159)

Net Assets		$594,729

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Chemicals	7.9%	$48,684
Commercial Banks	6.0	37,378
Oil, Gas & Consumable Fuels	5.7	35,508
Insurance	5.6	34,576
Metals & Mining	5.0	30,985
Media	4.9	30,501
Wireless Telecommunication Services	4.7	29,339
Food Products	4.4	27,227
Food & Staples Retailing	3.7	23,067
Energy Equipment & Services	3.0	18,628
Health Care Equipment & Supplies	2.9	18,139
Professional Services	2.8	17,300
Machinery	2.7	16,833
Pharmaceuticals	2.7	16,731
Diversified Telecommunication Services	2.7	16,414
Software	2.4	14,908
Commercial Services & Supplies	2.4	14,895
Auto Components	2.2	13,407
Electronic Equipment & Instruments	2.0	12,288
Aerospace & Defense	1.8	11,167
Real Estate Investment Trusts	1.8	11,029
Hotels, Restaurants & Leisure	1.4	8,859
Electrical Equipment	1.3	8,161
Diversified Financial Services	1.2	7,378

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Neuberger Berman International

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY (continued):	Total Investments	Value

Air Freight & Logistics	1.2%	$7,300
Health Care Providers & Services	1.1	7,006
Building Products	1.1	6,883
Office Electronics	1.1	6,630
Trading Companies & Distributors	1.0	6,441
Capital Markets	1.0	6,412
Communications Equipment	1.0	6,036
Household Durables	0.9	5,475
Semiconductors & Semiconductor Equipment	0.9	5,408
Real Estate Management & Development	0.9	5,356
Leisure Equipment & Products	0.8	4,933
Multiline Retail	0.7	4,564
Industrial Conglomerates	0.7	4,382
Beverages	0.6	3,439
Internet Software & Services	0.5	2,791

Investment Securities, at Value	94.8	586,458
Short-Term Investments	5.2	32,430

Total Investments	100.0%	$618,888

NOTES TO SCHEDULE OF INVESTMENTS:
‡	Non-income producing security.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $22,341.

♦	Value is less than $1.

∞	Percentage rounds to less than 0.1%.

§	Illiquid. These securities aggregated to $14,014, or 2.36%, of the fund’s net assets.

▲	Rate shown reflects the yield at 01/31/2011.

#	Aggregate cost for federal income tax purposes is $490,044. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $135,658 and $6,814, respectively. Net unrealized appreciation for tax purposes is $128,844.
DEFINITIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
STRIP VVPR	Is a coupon which, if presented along with the corresponding coupon of the share, allows to benefit from a reduced withholding tax of 15% (rather than 25%) on the dividends paid by the company.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$72,413	$514,045	$—	$586,458
Repurchase Agreement	—	7,873	—	7,873
Securities Lending Collateral	24,557	—	—	24,557
Warrants	—	♦	—	♦

Total	$96,970	$521,918	$—	$618,888

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Oppenheimer Developing Markets

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

PREFERRED STOCKS — 0.8%
Brazil — 0.7%
Lojas Americanas SA, 0.65% ▲	587,890	$4,722
Colombia — 0.1%
Banco Davivienda SA, 0.73% ▲	27,600	325

Total Preferred Stocks (cost $3,496)		5,047

COMMON STOCKS — 95.8%
Belgium — 0.0% ∞
Anheuser-Busch InBev NV	5,444	301
Bermuda — 1.8%
Credicorp, Ltd.	30,840	3,215
Dairy Farm International Holdings, Ltd.	279,142	2,526
VimpelCom, Ltd. ADR	397,940	5,508
Brazil — 14.9%
Anhanguera Educacional Participacoes SA	148,400	3,147
B2W Cia Global Do Varejo	296,500	5,025
BM&FBOVESPA SA	940,246	6,571
Cia Brasileira de Distribuicao Grupo Pao de Acucar — Class A ADR Λ	153,040	5,840
Cia de Bebidas das Americas ADR	188,300	5,028
Cyrela Brazil Realty SA Empreendimentos e Participacoes	377,200	4,166
Diagnosticos da America SA ‡	235,700	2,864
Embraer SA ADR Λ	284,220	9,379
Estacio Participacoes SA	245,500	3,535
Fleury SA ‡	20,300	304
MRV Engenharia e Participacoes SA	330,500	2,796
Multiplan Empreendimentos Imobiliarios SA	129,800	2,491
Natura Cosmeticos SA	332,800	8,525
Petroleo Brasileiro SA — Class A ADR	712,600	23,693
Vale SA — Class B ADR	339,350	10,512
Canada — 0.6%
Niko Resources, Ltd.	40,831	3,976
Cayman Islands — 2.4%
Ambow Education Holding, Ltd. ADR ‡ Λ	76,490	810
Baidu, Inc. ADR ‡	14,360	1,560
Ctrip.com International, Ltd. ADR ‡ Λ	30,520	1,256
Eurasia Drilling Co., Ltd. GDR	6,870	208
Li Ning Co., Ltd.	788,500	1,503
Netease.com ADR ‡ Λ	8,510	343
New Oriental Education & Technology Group ADR ‡	3,050	301
Tencent Holdings, Ltd.	266,800	6,885
Tingyi Cayman Islands Holding Corp.	843,000	2,063
Want Want China Holdings, Ltd.	412,000	340
Chile — 0.7%
Banco Santander Chile	16,882,835	1,375
Cencosud SA	476,465	3,214
China — 2.4%
China Shenhua Energy Co., Ltd. — Class H	1,583,000	6,426
PetroChina Co., Ltd.	5,374,000	7,458
Shanghai Zhenhua Heavy Industries Co., Ltd. ‡	1,525,470	992
Colombia — 0.8%
Almacenes Exito SA — 144A GDR	101,100	1,267
BanColombia SA ADR	59,520	3,478
Denmark — 1.3%
Carlsberg AS — Class B	85,244	8,494
Egypt — 1.0%
Commercial International Bank Egypt SAE Ə	562,776	3,136
Eastern Co. Ə ‡	39,982	785
Egyptian Financial Group-Hermes Holding Ə	538,555	2,088
France — 0.7%
CFAO SA	109,242	4,379
Hong Kong — 6.6%
AIA Group, Ltd. ‡	675,200	1,853
China Mobile, Ltd.	729,000	7,167
China Resources Enterprise, Ltd.	1,507,000	5,895

	Shares	Value

Hong Kong (continued)
CNOOC, Ltd.	5,475,000	$12,093
Hang Lung Group, Ltd.	468,750	2,934
Hang Lung Properties, Ltd.	1,243,549	5,439
Hong Kong Exchanges & Clearing, Ltd.	258,100	5,929
India — 11.9%
Asian Paints, Ltd.	15,952	898
Cipla, Ltd.	44,084	319
Colgate Palmolive Co.	153,547	2,712
Dabur India, Ltd.	333,748	681
Divi’s Laboratories, Ltd.	149,906	2,077
Godrej Consumer Products, Ltd.	83,052	671
HDFC Bank, Ltd. ADR Λ	37,370	5,397
Hindustan Unilever, Ltd.	1,356,582	8,011
Housing Development Finance Corp.	541,544	7,422
IBN18 Broadcast, Ltd. ‡	109,523	228
ICICI Bank, Ltd. ADR Λ	142,410	6,172
Infosys Technologies, Ltd.	358,967	24,318
Marico, Ltd.	120,035	329
Network 18 Media & Investments, Ltd. ‡	8,441	27
Sun Pharmaceuticals Industries, Ltd.	294,820	2,822
Tata Consultancy Services, Ltd.	311,765	7,877
Television Eighteen India, Ltd. ‡	124,435	209
Zee Entertainment Enterprises, Ltd.	1,980,582	4,989
Zee Learn, Ltd. ‡	178,613	88
Indonesia — 2.1%
Astra International PT	732,100	3,957
Bank Central Asia PT	2,237,900	1,397
Telekomunikasi Indonesia PT	6,015,175	5,019
Unilever Indonesia PT	1,741,000	2,896
Korea, Republic of — 4.9%
MegaStudy Co., Ltd. ‡	19,547	3,312
NHN Corp. ‡	103,857	18,525
Shinsegae Co., Ltd.	17,610	9,046
Luxembourg — 1.6%
Tenaris SA ADR Λ	212,980	10,046
Mexico — 10.8%
America Movil SAB de CV — Series L ADR	388,390	22,134
Fomento Economico Mexicano SAB de CV	1,486,611	7,883
Fomento Economico Mexicano SAB de CV ADR	209,840	11,137
Grupo Financiero Inbursa SA — Class O Λ	719,185	3,142
Grupo Modelo SAB de CV — Series C Λ	1,191,738	7,327
Grupo Televisa SA ADR ‡	259,040	6,233
Sare Holding SAB de CV — Class B ‡	1,857,218	534
Wal-Mart de Mexico SAB de CV — Series V Λ	3,455,289	9,610
Norway — 0.4%
DNO International ASA ‡	1,503,600	2,520
Philippines — 2.5%
Jollibee Foods Corp.	1,292,900	2,189
Philippine Long Distance Telephone Co.	52,415	2,911
SM Investments Corp.	281,910	2,992
SM Prime Holdings, Inc.	33,598,470	7,859
Russian Federation — 4.0%
Magnit OJSC	111,121	13,334
Novatek OAO GDR	68,900	7,772
Novatek OAO — 144A GDR Ə	36,000	4,061
South Africa — 6.3%
Anglo Platinum, Ltd. ‡ Λ	88,008	8,605
Impala Platinum Holdings, Ltd.	473,857	13,438
JSE, Ltd.	36,021	401
MTN Group, Ltd.	493,004	8,434
Standard Bank Group, Ltd.	598,246	8,755
Taiwan — 8.8%
Epistar Corp.	2,301,500	8,389
High Tech Computer Corp.	712,537	23,953
Mediatek, Inc.	483,922	6,564
Synnex Technology International Corp.	1,373,801	3,613
Taiwan Semiconductor Manufacturing Co., Ltd.	4,876,459	12,680

The notes are an integral part of this report. Transamerica Funds	January 31, 2011 Form NQ

Transamerica Oppenheimer Developing Markets

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Thailand — 0.2%
Siam Commercial Bank PCL	466,600	$1,420
Turkey — 2.7%
Anadolu Efes Biracilik Ve Malt Sanayii AS	114,258	1,414
Bim Birlesik Magazalar AS	148,099	4,763
Enka Insaat VE Sanayi AS	1,644,447	6,210
Haci Omer Sabanci Holding AS	1,139,314	4,843
Turkiye Garanti Bankasi AS	11,158	50
United Kingdom — 5.8%
Anglo American PLC	206,178	10,114
Antofagasta PLC	66,500	1,498
Cairn Energy PLC ‡	949,899	6,304
SABMiller PLC	337,190	10,916
Tullow Oil PLC	370,410	7,880
United States — 0.6%
Sohu.com, Inc. ‡	45,110	3,500

Total Common Stocks (cost $475,113)		603,900

	Shares	Value

SECURITIES LENDING COLLATERAL — 5.7%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.31%▲	35,734,614	$35,735
Total Securities Lending Collateral (cost $35,735)

	Principal	Value

REPURCHASE AGREEMENT — 3.7%
State Street Bank & Trust Co. 0.01% ▲, dated 01/31/2011, to be repurchased at $23,402 on 02/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $23,874.	$23,402	23,402
Total Repurchase Agreement (cost $23,402)

Total Investment Securities (cost $537,746) #		668,084
Other Assets and Liabilities — Net		(37,868)

Net Assets		$630,216

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value
Oil, Gas & Consumable Fuels	12.3%	$82,183
Beverages	7.9	52,500
Food & Staples Retailing	7.4	49,600
Metals & Mining	6.6	44,167
Wireless Telecommunication Services	6.1	40,646
Commercial Banks	5.7	37,862
IT Services	4.8	32,195
Internet Software & Services	4.6	30,813
Semiconductors & Semiconductor Equipment	4.1	27,633
Computers & Peripherals	3.6	23,953
Real Estate Management & Development	3.2	21,519
Diversified Financial Services	2.7	17,744
Household Products	2.0	13,619
Media	1.7	11,686
Diversified Consumer Services	1.7	11,193
Diversified Telecommunication Services	1.6	10,527
Energy Equipment & Services	1.5	10,254
Personal Products	1.5	10,206
Aerospace & Defense	1.5	9,379
Industrial Conglomerates	1.4	9,202
Thrifts & Mortgage Finance	1.1	7,422
Distributors	0.9	5,895
Internet & Catalog Retail	0.8	5,025
Multiline Retail	0.7	4,722
Household Durables	0.7	4,700
Auto Components	0.7	4,379
Automobiles	0.6	3,957
Electronic Equipment & Instruments	0.5	3,613
Hotels, Restaurants & Leisure	0.5	3,445
Health Care Providers & Services	0.5	3,168
Pharmaceuticals	0.5	3,141
Food Products	0.4	2,403
Capital Markets	0.3	2,088
Life Sciences Tools & Services	0.3	2,077
Insurance	0.3	1,853

The notes are an integral part of this report. Transamerica Funds	January 31, 2011 Form NQ

Transamerica Oppenheimer Developing Markets

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY (continued):	Total Investments	Value
Leisure Equipment & Products	0.2%	$1,503
Machinery	0.1	992
Chemicals	0.1	898
Tobacco	0.1	785

Investment Securities, at Value	91.2	608,947
Short-Term Investments	8.8	59,137

Total Investments	100.0%	$668,084

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 01/31/2011.

∞	Percentage rounds to less than 0.1%.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $34,656.

‡	Non-income producing security.

Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of $10,070, or 1.60%, of the fund’s net assets.

#	Aggregate cost for federal income tax purposes is $537,746. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $139,550 and $9,212, respectively. Net unrealized appreciation for tax purposes is $130,338.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2011, these securities aggregated $5,328, or 0.85%, of the fund’s net assets.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

OJSC	Open Joint Stock Company
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$205,205	$392,686	$6,009	$603,900
Preferred Stocks	5,047	—	—	5,047
Repurchase Agreement	—	23,402	—	23,402
Securities Lending Collateral	35,735	—	—	35,735

Total	$245,987	$416,088	$6,009	$668,084

Level 3 Rollforward — Investment Securities

	Beginning						Ending
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	Net Transfers	Balance at
Securities	10/31/2010	Sales	Discounts/(Premiums)	Gain	Depreciation	In Level 3	01/31/2011
Common Stocks	$—	$(1,436)	$—	$473	$(2,122)	$9,094	$6,009

The notes are an integral part of this report. Transamerica Funds	January 31, 2011 Form NQ

Transamerica Oppenheimer Small- & Mid-Cap Value

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 93.9%
Aerospace & Defense — 1.9%
Aercap Holdings NV ‡	171,780	$2,563
Goodrich Corp.	40,070	3,631
Airlines — 1.0%
United Continental Holdings, Inc. ‡	132,140	3,356
Auto Components — 3.2%
Lear Corp. ‡	53,150	5,613
WABCO Holdings, Inc. ‡	90,800	5,303
Beverages — 0.9%
Molson Coors Brewing Co. — Class B	66,070	3,097
Capital Markets — 1.0%
Affiliated Managers Group, Inc. ‡	33,034	3,364
Chemicals — 2.6%
Celanese Corp. — Series A	133,530	5,540
Intrepid Potash, Inc. ‡	92,500	3,343
Commercial Banks — 5.1%
Associated Banc-Corp.	66,070	924
Comerica, Inc.	132,140	5,048
Fifth Third Bancorp	330,340	4,912
KeyCorp	462,480	4,116
TCF Financial Corp.	105,710	1,579
Communications Equipment — 1.7%
Harris Corp.	118,920	5,535
Computers & Peripherals — 0.9%
Seagate Technology PLC ‡	218,020	3,052
Containers & Packaging — 2.6%
Owens-Illinois, Inc. ‡	105,710	3,117
Rock-Tenn Co. — Class A	80,170	5,352
Diversified Consumer Services — 0.6%
Coinstar, Inc. ‡	47,980	1,986
Diversified Financial Services — 3.3%
CIT Group, Inc. ‡	105,710	5,041
Fifth Street Finance Corp.	198,205	2,612
Invesco, Ltd.	132,120	3,269
Electric Utilities — 4.2%
Cleco Corp.	158,560	4,957
NV Energy, Inc.	396,410	5,696
Pepco Holdings, Inc.	171,780	3,190
Electrical Equipment — 3.0%
Babcock & Wilcox Co. ‡	118,920	3,478
Cooper Industries PLC — Class A	39,640	2,428
General Cable Corp. ‡	105,830	3,918
Electronic Equipment & Instruments — 1.1%
Amphenol Corp. — Class A	52,858	2,926
Sanmina-SCI Corp. ‡	40,950	615
Energy Equipment & Services — 3.4%
Ensco PLC ADR	72,890	3,961
Nabors Industries, Ltd. ‡	165,140	4,029
Tidewater, Inc.	53,070	3,157
Food & Staples Retailing — 1.0%
Kroger Co.	158,560	3,393
Food Products — 3.2%
Adecoagro SA ‡	289,150	3,643
Chiquita Brands International, Inc. ‡	198,200	3,056
ConAgra Foods, Inc.	158,560	3,541

	Shares	Value

Gas Utilities — 2.1%
AGL Resources, Inc.	92,500	$3,395
EQT Corp.	72,670	3,502
Health Care Equipment & Supplies — 1.6%
Hospira, Inc. ‡	92,500	5,109
Health Care Providers & Services — 4.1%
Aetna, Inc.	112,320	3,700
DaVita, Inc. ‡	39,637	2,927
Humana, Inc. ‡	66,070	3,829
Universal Health Services, Inc. — Class B	79,730	3,357
Hotels, Restaurants & Leisure — 2.8%
Bally Technologies, Inc. ‡	79,280	3,245
Brinker International, Inc.	118,920	2,798
Pinnacle Entertainment, Inc. ‡	211,421	3,188
Household Durables — 2.3%
Mohawk Industries, Inc. ‡	66,070	3,670
Newell Rubbermaid, Inc.	198,200	3,816
Household Products — 1.8%
Church & Dwight Co., Inc.	46,250	3,183
Energizer Holdings, Inc. ‡	39,638	2,883
Insurance — 6.6%
ACE, Ltd.	79,278	4,883
AON Corp.	79,280	3,626
Assurant, Inc.	66,070	2,592
Everest RE Group, Ltd.	79,284	6,683
Genworth Financial, Inc. — Class A ‡	264,270	3,586
IT Services — 1.0%
Teletech Holdings, Inc. ‡	158,567	3,395
Leisure Equipment & Products — 1.5%
Mattel, Inc.	212,910	5,042
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc. ‡	132,134	5,527
Machinery — 2.8%
AGCO Corp. ‡	52,630	2,668
Ingersoll-Rand PLC	105,710	4,990
Navistar International Corp. ‡	26,561	1,722
Media — 1.0%
Cablevision Systems Corp. — Class A	92,500	3,131
Metals & Mining — 1.6%
Allegheny Technologies, Inc.	79,490	5,182
Multi-Utilities — 2.1%
CMS Energy Corp.	350,158	6,828
Oil, Gas & Consumable Fuels — 5.4%
Bill Barrett Corp. ‡	125,530	5,144
Consol Energy, Inc.	79,280	3,940
Noble Energy, Inc.	56,830	5,178
Plains Exploration & Production Co. ‡	99,100	3,508
Pharmaceuticals — 0.6%
Valeant Pharmaceuticals International, Inc.	53,590	1,958
Professional Services — 0.7%
Towers Watson & Co. — Class A	39,640	2,162
Real Estate Investment Trusts — 3.5%
BioMed Realty Trust, Inc.	198,206	3,538
General Growth Properties, Inc.	68,309	1,012
Health Care REIT, Inc.	26,430	1,297
ProLogis	264,270	3,942
Starwood Property Trust, Inc.	79,280	1,785

The notes are an integral part of this report. Transamerica Funds	January 31, 2011 Form NQ

Transamerica Oppenheimer Small- & Mid-Cap Value

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Road & Rail — 0.8%
JB Hunt Transport Services, Inc.	66,080	$2,709
Semiconductors & Semiconductor Equipment — 2.5%
Avago Technologies, Ltd.	66,070	1,897
LAM Research Corp. ‡	66,065	3,295
Marvell Technology Group, Ltd. ‡	158,560	3,014
Software — 1.5%
Aspen Technology, Inc. ‡	132,140	1,870
Electronic Arts, Inc. ‡	198,200	3,090
Specialty Retail — 2.1%
Bed Bath & Beyond, Inc. ‡	66,070	3,171
Children’s Place Retail Stores, Inc. ‡	52,850	2,214
Talbots, Inc. ‡	264,270	1,443
Textiles, Apparel & Luxury Goods — 1.2%
Phillips-Van Heusen Corp.	66,070	3,857
Thrifts & Mortgage Finance — 0.9%
NewAlliance Bancshares, Inc.	198,200	2,963
Wireless Telecommunication Services — 1.0%
NII Holdings, Inc. ‡	79,280	3,328

Total Common Stocks (cost $244,095)		309,113

	Principal	Value

REPURCHASE AGREEMENT — 6.0%
State Street Bank & Trust Co. 0.01% ▲, dated 01/31/2011, to be repurchased at $19,754 on 02/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, with a value of $20,149.	$19,754	$19,754
Total Repurchase Agreement (cost $19,754)

Total Investment Securities (cost $263,849) #		328,867
Other Assets and Liabilities — Net		445

Net Assets		$329,312

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

▲	Rate shown reflects the yield at 01/31/2011.

#	Aggregate cost for federal income tax purposes is $263,849. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $68,353 and $3,335, respectively. Net unrealized appreciation for tax purposes is $65,018.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$281,696	$27,417	$—	$309,113
Repurchase Agreement	—	19,754	—	19,754

Total	$281,696	$47,171	$—	$328,867

The notes are an integral part of this report. Transamerica Funds	January 31, 2011 Form NQ

Transamerica PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts in thousands)
(unaudited)

		Principal	Value

U.S. GOVERNMENT OBLIGATIONS — 90.2%
U.S. Treasury Inflation Indexed Bond
1.13%, 01/15/2021		$3,001	$3,017
1.75%, 01/15/2028		20,575	20,456
2.00%, 01/15/2026		29,213	30,439
2.38%, 01/15/2025 — 01/15/2027 ץ		41,528	45,516
2.50%, 01/15/2029 Λ		11,557	12,779
3.38%, 04/15/2032		616	774
3.63%, 04/15/2028		40,589	51,224
3.88%, 04/15/2029		49,184	64,370
U.S. Treasury Inflation Indexed Note
0.50%, 04/15/2015		808	836
0.63%, 04/15/2013		1,242	1,288
1.25%, 04/15/2014		1,551	1,649
1.38%, 01/15/2020 ץ		6,476	6,750
1.63%, 01/15/2015 — 01/15/2018 ץ		52,688	56,930
1.88%, 07/15/2013 — 07/15/2019 ץ		90,139	97,964
2.00%, 04/15/2012 — 01/15/2016 ץ		126,998	138,075
2.13%, 01/15/2019		3,791	4,220
2.38%, 01/15/2017 ץ		58,703	66,234
2.50%, 07/15/2016		3,250	3,694
2.63%, 07/15/2017		6,862	7,895
3.00%, 07/15/2012		16,793	17,890
3.38%, 01/15/2012		19,289	20,169

Total U.S. Government Obligations (cost $627,750)			652,169

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
Fannie Mae
0.41%, 08/25/2034 *		119	112
0.94%, 02/25/2041 * Ə		4,000	3,999
1.53%, 10/01/2044 *		47	46
Freddie Mac
0.49%, 02/15/2019 *		1,692	1,683

Total U.S. Government Agency Obligations (cost $5,882)			5,840

FOREIGN GOVERNMENT OBLIGATIONS — 1.6%
Australia Government Bond
2.50%, 09/20/2030	AUD	900	870
3.00%, 09/20/2025	AUD	5,500	5,873
4.00%, 08/20/2020	AUD	1,800	2,913
New South Wales Treasury Corp.
2.75%, 11/20/2025	AUD	2,200	2,241

Total Foreign Government Obligations (cost $10,626)			11,897

MORTGAGE-BACKED SECURITIES — 2.9%
Arkle Master Issuer PLC
Series 2010-1A, Class 2A
1.43%, 05/17/2060 — 144A *		$2,600	2,583
Arran Residential Mortgages Funding PLC
Series 2010-1A, Class A1B
2.20%, 05/16/2047 — 144A *		500	685
Banc of America Commercial Mortgage, Inc.
Series 2007-3, Class A2
5.66%, 06/10/2049 *		200	207
Series 2007-3, Class A2FL
0.43%, 06/10/2049 — 144A *		200	192
Series 2007-5, Class A4
5.49%, 02/10/2051		530	557

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Securities, Inc.
Series 2004-1, Class 5A1
6.50%, 09/25/2033	$37	$39
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1
2.73%, 03/25/2035 *	720	689
Series 2005-2, Class A2
2.93%, 03/25/2035 *	228	219
Series 2005-5, Class A1
2.34%, 08/25/2035 *	227	218
Series 2005-5, Class A2
2.44%, 08/25/2035 *	401	381
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1
2.51%, 08/25/2035 *	285	269
Series 2005-6, Class A2
2.56%, 08/25/2035 *	344	310
Series 2005-6, Class A3
2.21%, 08/25/2035 *	47	45
Series 2005-11, Class A1A
2.82%, 12/25/2035 *	36	33
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD5, Class A4
5.89%, 11/15/2044 *	400	430
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-3, Class 1A2
0.55%, 04/25/2035 *	1,091	720
Series 2005-R2, Class 1AF1
0.60%, 06/25/2035 — 144A *	237	206
Granite Master Issuer PLC
Series 2006-3, Class A3
0.30%, 12/20/2054 *	832	782
Series 2006-3, Class A7
0.36%, 12/20/2054 *	217	204
Greenpoint Mortgage Funding Trust
Series 2005-AR1, Class A2
0.48%, 06/25/2045 *	434	302
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.80%, 09/25/2035 *	732	702
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB17, Class A4
5.43%, 12/12/2043	510	540
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 *	200	215
MASTR Alternative Loans Trust
Series 2006-2, Class 2A1
0.66%, 03/25/2036 *	719	291
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 09/12/2049	300	318
Morgan Stanley Capital I
Series 2007-IQ15, Class A4
5.88%, 06/11/2049 *	1,200	1,287

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Permanent Master Issuer PLC
Series 2006-1, Class 5A
0.40%, 07/15/2033 *	$5,500	$5,367
Residential Accredit Loans, Inc.
Series 2006-QO6, Class A1
0.44%, 06/25/2046 *	1,144	504
Sequoia Mortgage Trust
Series 5, Class A
0.61%, 10/19/2026 *	126	109
Structured Asset Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1
0.47%, 05/25/2046 *	1,012	597
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class A4
5.42%, 01/15/2045 *	720	774
Series 2006-C28, Class A4
5.57%, 10/15/2048	400	425
WaMu Mortgage Pass-Through Certificates
Series 2003-AR9, Class 2A
2.78%, 09/25/2033 *	706	714

Total Mortgage-Backed Securities (cost $20,759)		20,914

ASSET-BACKED SECURITIES — 0.9%
ARES CLO Funds
Series 2006-6RA, Class A1B
0.53%, 03/12/2018 — 144A * Ə	890	836
CSAB Mortgage Backed Trust
Series 2006-1, Class A6A
6.17%, 06/25/2036 *	1,203	775
Equity One, Inc.
Series 2004-1, Class AV2
0.56%, 04/25/2034 *	47	36
Gazprom Via Gaz Capital SA
5.09%, 11/29/2015 — 144A	500	505
Series 16
7.34%, 04/11/2013 — 144A	300	327
Harvest CLO SA
Series IX, Class A1
1.63%, 03/29/2017 * §	373	513
Magnolia Funding, Ltd.
Series 2010-1A, Class A1
3.00%, 04/20/2017 — 144A	441	605
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A6A
5.73%, 10/25/2036 *	461	266
Saxon Asset Securities Trust
Series 2003-1, Class AF7
4.03%, 06/25/2033 *	534	493
SLM Student Loan Trust
Series 2010-B, Class A1
2.18%, 08/15/2016 — 144A *	1,518	1,518
Truman Capital Mortgage Loan Trust
Series 2004-1, Class A1
0.60%, 01/25/2034 — 144A *	1	1
Wood Street CLO BV
Series II-A, Class A1
1.39%, 03/29/2021 — 144A * Ə	298	378

Total Asset-Backed Securities (cost $6,460)		6,253

		Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS — 0.2%
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2047		$500	$328
Tobacco Settlement Finance Authority
7.47%, 06/01/2047		670	457
Tobacco Settlement Financing Corp -Series A
6.00%, 06/01/2023		385	387

Total Municipal Government Obligations (cost $1,472)			1,172

PREFERRED CORPORATE DEBT SECURITIES — 0.3%
Commercial Banks — 0.3%
Wells Fargo & Co. — Series K
7.98%, 03/15/2018 * Ž		1,500	1,605
Wells Fargo Capital XIII
7.70%, 03/26/2013 * Ž		800	826

Total Preferred Corporate Debt Securities (cost $2,300)			2,431

CORPORATE DEBT SECURITIES — 14.0%
Capital Markets — 2.4%
BP Capital Markets PLC
0.44%, 04/11/2011 *		200	200
Goldman Sachs Group, Inc.
0.47%, 02/06/2012 *		500	500
0.75%, 03/22/2016 *		5,455	5,198
Morgan Stanley
1.36%, 03/01/2013 *	EUR	1,000	1,334
2.79%, 05/14/2013 *		$8,800	9,100
Morgan Stanley — Series F
0.55%, 01/09/2012 *		200	200
0.74%, 10/18/2016 *		800	742
Commercial Banks — 3.5%
ANZ National International, Ltd.
0.72%, 08/19/2014 — 144A *		2,000	2,013
Banco Mercantil del Norte SA
4.38%, 07/19/2015 — 144A		100	102
Bank of Scotland PLC
4.88%, 04/15/2011 — Reg S §		1,100	1,109
Barclays Bank PLC
1.40%, 12/16/2011 *		10,600	10,600
HBOS PLC
6.75%, 05/21/2018 — 144A		1,000	922
National Australia Bank, Ltd.
5.35%, 06/12/2013 — 144A		1,400	1,517
Royal Bank of Scotland PLC
2.70%, 08/23/2013 *		7,000	7,113
3.00%, 12/09/2011 — 144A		1,000	1,021
Wachovia Corp.
0.43%, 04/23/2012 *		1,100	1,100
Consumer Finance — 0.0% ∞
SLM Corp.
5.05%, 11/14/2014		300	301
Diversified Financial Services — 3.4%
Ally Financial, Inc.
6.63%, 05/15/2012		4,900	5,114
6.88%, 09/15/2011		500	513

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

		Principal	Value

Diversified Financial Services (continued)
Citigroup, Inc.
2.29%, 08/13/2013 *		$1,500	$1,532
Countrywide Financial Corp.
5.80%, 06/07/2012		500	527
Ford Motor Credit Co., LLC
7.00%, 10/01/2013		1,000	1,081
7.25%, 10/25/2011		1,950	2,010
7.80%, 06/01/2012		450	480
International Lease Finance Corp.
6.50%, 09/01/2014 — 144A		600	639
6.75%, 09/01/2016 — 144A		500	535
7.13%, 09/01/2018 — 144A		1,000	1,078
Merrill Lynch & Co., Inc.
1.76%, 09/27/2012 *	EUR	7,400	9,824
Mystic Re, Ltd.
10.29%, 06/07/2011 — 144A * §		$1,000	1,021
Vita Capital III, Ltd.
1.41%, 01/01/2012 — 144A * §		400	397
Energy Equipment & Services — 0.3%
Transocean, Inc.
4.95%, 11/15/2015		2,300	2,427
Food Products — 0.8%
Tyson Foods, Inc.
10.50%, 03/01/2014		5,000	5,950
Household Durables — 0.5%
Black & Decker Corp.
8.95%, 04/15/2014		3,000	3,580
Insurance — 1.9%
American International Group, Inc.
8.18%, 05/15/2058 *		3,650	4,070
8.63%, 05/22/2038 — Reg S *	GBP	500	857
Marsh & McLennan Cos., Inc.
5.75%, 09/15/2015		$6,000	6,509
New York Life Global Funding
4.65%, 05/09/2013 — 144A		1,600	1,719
Pacific Life Global Funding
5.15%, 04/15/2013 — 144A		500	534
Media — 0.5%
CSC Holdings LLC
8.50%, 06/15/2015		3,200	3,504
Oil, Gas & Consumable Fuels — 0.7%
Petrobras International Finance Co.
3.88%, 01/27/2016		3,700	3,735
Petroleos Mexicanos
5.50%, 01/21/2021		800	807

Total Corporate Debt Securities (cost $95,099)			101,515

	Shares	Value

CONVERTIBLE PREFERRED STOCK — 0.1%
Commercial Banks — 0.1%
Wells Fargo & Co. 7.50%	400	$417
Total Convertible Preferred Stock (cost $400)
SECURITIES LENDING COLLATERAL — 0.8%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.31% ▲	5,614,148	5,614
Total Securities Lending Collateral (cost $5,614)

Total Investment Securities (cost $776,362) #		808,222
Other Assets and Liabilities — Net		(85,061)

Net Assets		$723,161

	Notional
	Amount	Value

WRITTEN-OPTIONS — (0.0)% ∞
Call Options — (0.0)% ∞
Euro Future	$(538)	$(125)
Call Strike $99.38
Expires 09/19/2011
Put Options — (0.0)% ∞
Euro Future	(538)	(69)
Put Strike $99.38
Expires 09/19/2011

Total Written Options (premiums: $(238))		$(194)

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
WRITTEN SWAPTIONS:

		Pay/Receive	Exercise	Expiration	Notional	Premiums Paid
Description	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Received)	Value

Call — Interest Rate Swap, European Style §	2-Year OC FVA USD	Receive	0.00%	10/11/2011	$(11,800)	$(131)	$(190)
Call — Interest Rate Swap, European Style §	2-Year OC FVA USD	Receive	0.00	11/14/2011	(13,400)	(146)	(216)
Call — Interest Rate Swap, European Style §	10-Year IRO USD	Receive	0.01	10/11/2011	(5,500)	(28)	(41)
Call — Interest Rate Swap, European Style	5-Year CDX 0.8 IG15 BRC	Receive	0.80	06/15/2011	(1,100)	(3)	(3)
Call — Interest Rate Swap, European Style	5-Year CDX 0.8 IG15 UAG	Receive	0.80	06/15/2011	(600)	(2)	(1)
Call — Interest Rate Swap, European Style	5-Year Itraxx.O Euro 14 MYC	Receive	0.90	03/16/2011	(2,700)	(8)	(6)
Call — Interest Rate Swap, European Style	5-Year IRO USD	Receive	1.25	02/14/2011	(14,200)	(30)	♦
Call — Interest Rate Swap, European Style	5-Year IRO USD	Receive	1.25	02/14/2011	(5,700)	(11)	♦
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	0.00	03/10/2020	(1,800)	(14)	(16)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	0.00	03/12/2020	(7,600)	(64)	(71)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	0.00	04/07/2020	(14,200)	(127)	(135)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	0.00	09/29/2020	(1,700)	(22)	(16)
Put — Interest Rate Swap, European Style	5-Year CDX 1.2 IG15 BRC	Pay	1.20	06/15/2011	(1,700)	(5)	(5)
Put — Interest Rate Swap, European Style	5-Year Itraxx.O Euro 14 MYC	Pay	1.60	03/16/2011	(2,700)	(21)	(2)
Put — Interest Rate Swap, European Style	5-Year CDX.0 IG14 MYC	Pay	1.70	03/16/2011	(800)	(4)	♦
Put — Interest Rate Swap, European Style	5-Year Itraxx.OC. 0.9 Euro	Pay	1.80	03/16/2011	(800)	(6)	♦
Put — Interest Rate Swap, European Style	2-Year IRO USD	Pay	2.25	09/24/2012	(3,300)	(23)	(38)
Put — Interest Rate Swap, European Style	2-Year IRO USD	Pay	2.25	09/24/2012	(67,100)	(537)	(777)
Put — Interest Rate Swap, European Style	2-Year IRO USD	Pay	2.25	09/24/2012	(1,400)	(9)	(16)
Put — Interest Rate Swap, European Style	3-Year IRO USD	Pay	3.00	06/18/2012	(8,100)	(90)	(85)
Put — Interest Rate Swap, European Style	3-Year IRO USD	Pay	3.00	06/18/2012	(13,300)	(147)	(140)
Put — Interest Rate Swap, European Style	3-Year IRO USD	Pay	3.00	06/18/2012	(10,600)	(96)	(111)
Put — Interest Rate Swap, European Style	3-Year IRO USD	Pay	3.00	06/18/2012	(7,000)	(78)	(74)
Put — Interest Rate Swap, European Style	3-Year IRO USD	Pay	3.00	06/18/2012	(16,600)	(172)	(174)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00	07/10/2012	(1,400)	(9)	♦
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00	07/10/2012	(2,600)	(18)	(1)

						$(1,801)	$(2,118)

SWAP AGREEMENTS p:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — BUY PROTECTION: (1)

				Implied Credit			Premiums	Unrealized
	Fixed Deal	Maturity		Spread (BP) at	Notional	Market	Paid	Appreciation
Reference Obligation	Pay Rate	Date	Counterparty	01/31/2011(3)	Amount(4)	Value	(Received)	(Depreciation)

Black and Decker Corp., 8.95%, 04/15/2014	2.20	06/20/2014	CBK	24.00	$3,000	$(196)	$—	$(196)
Marsh & McLennan Cos., Inc., 5.75%, 09/15/2015	0.76	09/20/2015	BRC	112.38	6,000	102	—	102
Tyson Foods, Inc., 6.60%, 03/20/2014	1.00	03/20/2014	BPS	143.20	6,000	83	277	(194)

						$(11)	$277	$(288)

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
SWAP AGREEMENTS p (continued):
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — SELL PROTECTION: (2)

				Implied Credit			Premiums	Unrealized
	Fixed Deal	Maturity		Spread (BP) at	Notional	Market	Paid	Appreciation
Reference Obligation	Receive Rate	Date	Counterparty	01/31/2011(3)	Amount(4)	Value	(Received)	(Depreciation)

20-Year Japan Government Bond, 2.00%, 03/21/2022 §	1.00	12/20/2015	RYL	80.55	$700	$6	$15	$(9)
20-Year Japan Government Bond, 2.00%, 03/21/2022 §	1.00	12/20/2015	BOA	80.55	500	(4)	10	(14)
20-Year Japan Government Bond, 2.00%, 03/21/2022 §	1.00	12/20/2015	GST	80.55	500	(4)	10	(14)
20-Year Japan Government Bond, 2.00%, 03/21/2022 §	1.00	12/20/2015	BOA	80.55	2,900	26	62	(36)
American International Group, Inc., 6.25%, 05/01/2036	5.00	12/20/2013	DUB	115.03	6,500	701	(378)	1,079
Emerging Markets Index — Series 14, 5.00%	5.00	12/20/2015	BRC	223.20	8,900	1,089	1,158	(69)
Emerging Markets Index — Series 14, 5.00%	1.00	12/20/2015	RYL	223.20	600	73	82	(9)
Emerging Markets Index — Series 14, 5.00%	1.00	12/20/2015	CBK	223.20	600	73	81	(8)
Emerging Markets Index — Series 14, 5.00%	5.00	12/20/2015	UAG	223.20	1,300	159	172	(13)
Emerging Markets Index — Series 14, 5.00%	5.00	12/20/2015	DUB	223.20	1,100	135	154	(19)
Federative Republic of Brazil, 12.25%, 03/06/2030	1.00	06/20/2015	HUS	110.11	1,000	(5)	(12)	7
Federative Republic of Brazil, 12.25%, 03/06/2030	1.00	06/20/2015	BRC	61.25	1,000	(5)	(7)	2
Federative Republic of Brazil, 12.25%, 03/06/2030	1.00	06/20/2015	BRC	110.11	1,000	(5)	(16)	11
Federative Republic of Brazil, 12.25%, 03/06/2030	1.00	06/20/2020	DUB	148.42	2,500	(99)	(76)	(23)
France Government Bond, 4.25%, 04/25/2019	0.25	06/20/2015	CBK	90.09	1,300	(37)	(27)	(10)
France Government Bond, 4.25%, 04/25/2019	0.25	06/20/2015	DUB	90.09	1,300	(37)	(37)	♦
France Government Bond, 4.25%, 04/25/2019	0.25	12/20/2015	CBK	95.91	600	(20)	(15)	(5)
France Government Bond, 4.25%, 04/25/2019	0.25	12/20/2015	BRC	95.91	1,100	(37)	(21)	(16)
France Government Bond, 4.25%, 04/25/2019	0.25	12/20/2015	RYL	95.91	900	(30)	(16)	(14)
France Government Bond, 4.25%, 04/25/2019	0.25	12/20/2015	BOA	95.91	800	(27)	(15)	(12)
France Government Bond, 4.25%, 04/25/2019	0.25	12/20/2015	BOA	95.91	1,200	(40)	(31)	(9)
North America High Yield Index — Series 15, 5.00% §	1.00	12/20/2015	BRC	414.52	4,200	127	135	(8)
North America Investment Grade Index — Series 15, 1.00% §	1.00	12/20/2015	UAG	84.89	4,200	25	27	(2)
Petrobras International Finance Co., 8.38%, 12/10/2018	1.00	09/20/2012	DUB	110.83	300	—	(3)	3
Republic of Italy, 1.00%, 09/27/2023	1.00	12/20/2015	DUB	172.30	1,200	(45)	(40)	(5)
Republic of Italy, 6.88%, 09/27/2023 §	1.00	06/20/2011	BOA	78.62	200	—	(1)	1
Republic of Italy, 6.88%, 09/27/2023	1.00	06/20/2015	DUB	167.77	800	(26)	(14)	(12)
United Kingdom Gilt, 4.25%, 06/07/2032 §	1.00	06/20/2015	DUB	61.25	700	11	3	8
United Kingdom Gilt, 4.25%, 06/07/2032 §	1.00	06/20/2015	CBK	61.25	1,600	24	11	13
United Kingdom Gilt, 4.25%, 06/07/2032 §	1.00	06/20/2015	DUB	61.25	2,200	34	16	18
United Kingdom Gilt, 4.25%, 06/07/2032 §	1.00	12/20/2015	DUB	66.47	900	14	20	(6)

						$2,076	$1,247	$829

INTEREST RATE SWAP AGREEMENTS — FIXED RATE RECEIVABLE:

							Premiums	Unrealized
		Maturity		Currency	Notional	Market	Paid	Appreciation
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	Amount	Value	(Received)	(Depreciation)

3-Month USD-LIBOR	4.25	06/15/2041	BRC	—	$2,700	$66	$16	$50
BRL-CDI	14.77	01/02/2012	HUS	BRL	200	12	1	11
BRL-CDI	14.77	01/02/2012	MLC	BRL	1,100	65	1	64
BRL-CDI	11.89	01/02/2013	HUS	BRL	4,800	(1)	4	(5)
FRC — Excluding Tobacco-Non-Revised CPI	2.04	02/21/2011	BPS	EUR	5,500	249	—	249

						$391	$22	$369

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
SWAP AGREEMENTS p (continued):
INTEREST RATE SWAP AGREEMENTS — FIXED RATE PAYABLE:

							Premiums	Unrealized
		Maturity		Currency	Notional	Market	Paid	Appreciation
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	Amount	Value	(Received)	(Depreciation)

BRL-CDI	11.14	01/02/2012	HUS	BRL	$2,600	$22	$5	$17
BRL-CDI	11.36	01/02/2012	HUS	BRL	29,800	214	22	192
BRL-CDI	11.63	01/02/2012	MYC	BRL	20,100	46	(13)	59
BRL-CDI	10.58	01/02/2012	UAG	BRL	13,000	(139)	(1)	(138)
BRL-CDI	10.12	01/02/2012	MYC	BRL	3,000	(68)	(7)	(61)
BRL-CDI	10.68	01/02/2012	BRC	BRL	14,800	(114)	(34)	(80)
BRL-CDI	11.89	01/02/2013	GLM	BRL	20,100	(5)	8	(13)
BRL-CDI	12.07	01/02/2013	UAG	BRL	14,900	32	(37)	69
BRL-CDI	11.98	01/02/2013	MYC	BRL	5,300	4	—	4
FRC — Excluding Tobacco-Non-Revised CPI	2.10	10/15/2011	UAG	EUR	2,800	133	—	133
UK-RPI	3.44	09/14/2012	RYL	GBP	1,700	(40)	—	(40)
UK-RPI	3.45	09/15/2012	RYL	GBP	500	(12)	—	(12)

						$73	$(57)	$130

FUTURES CONTRACTS:

				Net Unrealized
				Appreciation
Description	Type	Contracts Г	Expiration Date	(Depreciation)

90-Day Euro	Long	154	03/14/2011	$28
90-Day Euro	Long	197	06/13/2011	17
90-Day Euro	Long	92	03/19/2012	1

				$46

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
		Settlement	U.S. Dollars	Appreciation
Currency	Bought (Sold)	Date	Bought (Sold)	(Depreciation)

Australian Dollar	(1,684)	04/29/2011	$(1,646)	$(13)
Brazilian Real	(8,962)	03/02/2011	(5,323)	(18)
Brazilian Real	8,962	03/02/2011	5,255	83
Brazilian Real	8,962	04/04/2011	5,282	19
Canadian Dollar	1,421	02/17/2011	1,410	9
Canadian Dollar	1,334	02/17/2011	1,328	4
Canadian Dollar	1,661	02/17/2011	1,640	18
Canadian Dollar	3,458	02/17/2011	3,433	19
Chinese Yuan Renminbi	4,195	11/15/2011	653	(15)
Chinese Yuan Renminbi	2,169	11/15/2011	337	(7)
Chinese Yuan Renminbi	1,708	11/15/2011	266	(6)
Chinese Yuan Renminbi	10,270	11/15/2011	1,581	(18)
Chinese Yuan Renminbi	16,915	02/13/2012	2,611	(27)
Euro	(560)	02/07/2011	(736)	(30)
Euro	(540)	02/07/2011	(710)	(29)
Euro	(17,099)	04/19/2011	(23,052)	(337)
Indian Rupee	9,560	03/09/2011	212	(5)
Indian Rupee	4,759	03/09/2011	105	(2)
Indian Rupee	28,835	03/09/2011	630	(6)
Indian Rupee	4,744	03/09/2011	105	(2)
Indian Rupee	32,760	03/09/2011	700	9
Indian Rupee	29,296	03/09/2011	650	(16)
Indian Rupee	5,937	03/09/2011	126	2

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

			Amount in	Net Unrealized
		Settlement	U.S. Dollars	Appreciation
Currency	Bought (Sold)	Date	Bought (Sold)	(Depreciation)

Indian Rupee	41,209	03/09/2011	$874	$17
Indian Rupee	17,187	03/09/2011	380	(8)
Indian Rupee	32,774	03/09/2011	700	9
Indian Rupee	9,024	03/09/2011	200	(5)
Indian Rupee	9,955	03/09/2011	220	(5)
Indian Rupee	8,700	03/09/2011	192	(4)
Indian Rupee	29,713	03/09/2011	660	(17)
Indian Rupee	20,543	03/09/2011	450	(6)
Indian Rupee	10,339	03/09/2011	230	(6)
Indian Rupee	9,440	03/09/2011	210	(6)
Indian Rupee	25,245	03/09/2011	560	(14)
Indian Rupee	14,873	03/09/2011	330	(8)
Indian Rupee	4,986	03/09/2011	110	(2)
Indian Rupee	5,000	03/09/2011	111	(3)
Indian Rupee	5,410	03/09/2011	120	(3)
Indonesian Rupiah	4,809,999	10/31/2011	520	(10)
Indonesian Rupiah	4,259,599	10/31/2011	463	(11)
Indonesian Rupiah	8,815,999	10/31/2011	950	(15)
Malaysian Ringgit	(600)	02/07/2011	(196)	♦
Malaysian Ringgit	(600)	02/07/2011	(195)	(1)
Malaysian Ringgit	4,551	02/07/2011	1,450	35
Malaysian Ringgit	989	02/07/2011	323	♦
Malaysian Ringgit	(600)	02/07/2011	(196)	♦
Malaysian Ringgit	(900)	02/07/2011	(294)	♦
Malaysian Ringgit	(2,751)	02/07/2011	(899)	1
Malaysian Ringgit	(989)	02/07/2011	(324)	1
Malaysian Ringgit	(600)	02/07/2011	(196)	♦
Malaysian Ringgit	2,198	02/07/2011	710	8
Malaysian Ringgit	600	02/07/2011	196	♦
Malaysian Ringgit	(800)	02/07/2011	(262)	1
Malaysian Ringgit	(1,060)	02/07/2011	(345)	(1)
Malaysian Ringgit	1,162	02/07/2011	380	♦
Malaysian Ringgit	(600)	02/07/2011	(196)	1
Malaysian Ringgit	643	05/11/2011	209	♦
Malaysian Ringgit	600	08/11/2011	194	(1)
Malaysian Ringgit	600	08/11/2011	195	(1)
Malaysian Ringgit	1,299	08/11/2011	420	(1)
Malaysian Ringgit	1,060	08/11/2011	343	(1)
Malaysian Ringgit	600	08/11/2011	195	(1)
Malaysian Ringgit	600	08/11/2011	195	(1)
Malaysian Ringgit	989	08/11/2011	321	(2)
Malaysian Ringgit	900	08/11/2011	292	(2)
Malaysian Ringgit	600	08/11/2011	193	♦
Malaysian Ringgit	800	08/11/2011	260	(2)
Philippine Peso	(9,628)	02/07/2011	(216)	(1)
Philippine Peso	(12,400)	02/07/2011	(280)	♦
Philippine Peso	20,116	02/07/2011	460	(6)
Philippine Peso	40,057	02/07/2011	920	(16)
Philippine Peso	13,946	02/07/2011	320	(5)
Philippine Peso	5,048	02/07/2011	116	(2)
Philippine Peso	3,310	02/07/2011	76	(1)
Philippine Peso	17,752	02/07/2011	408	(7)
Philippine Peso	(24,300)	02/07/2011	(549)	♦
Philippine Peso	(12,400)	02/07/2011	(280)	♦
Philippine Peso	(12,300)	02/07/2011	(279)	2
Philippine Peso	(29,199)	02/07/2011	(659)	♦
Philippine Peso	10,343	06/15/2011	236	(4)
Philippine Peso	10,900	06/15/2011	248	(4)
Philippine Peso	21,230	06/15/2011	480	(4)

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

			Amount in	Net Unrealized
		Settlement	U.S. Dollars	Appreciation
Currency	Bought (Sold)	Date	Bought (Sold)	(Depreciation)

Philippine Peso	10,625	06/15/2011	$242	$(4)
Philippine Peso	5,302	06/15/2011	120	(1)
Philippine Peso	20,720	06/15/2011	486	(21)
Philippine Peso	10,300	06/15/2011	234	(3)
Philippine Peso	8,000	06/15/2011	184	(5)
Philippine Peso	7,770	06/15/2011	178	(3)
Philippine Peso	39,375	06/15/2011	900	(18)
Philippine Peso	5,000	06/15/2011	116	(4)
Philippine Peso	29,200	11/15/2011	658	(9)
Philippine Peso	12,400	11/15/2011	279	(3)
Philippine Peso	12,300	11/15/2011	279	(5)
Philippine Peso	9,628	11/15/2011	215	(1)
Philippine Peso	12,400	11/15/2011	280	(4)
Philippine Peso	24,300	11/15/2011	548	(8)
Pound Sterling	(603)	03/21/2011	(943)	(23)
Republic of Korea Won	2,095,920	05/09/2011	1,862	11
Republic of Korea Won	157,300	05/09/2011	140	1
Republic of Korea Won	683,600	05/09/2011	603	8
Republic of Korea Won	1,387,590	05/09/2011	1,225	15
Republic of Korea Won	375,000	05/09/2011	335	♦
Republic of Korea Won	296,000	05/09/2011	264	1
Republic of Korea Won	595,000	05/09/2011	526	6
Republic of Korea Won	113,820	05/09/2011	100	2
Republic of Korea Won	227,500	05/09/2011	200	3
Republic of Korea Won	126,699	05/09/2011	112	2
Republic of Korea Won	227,300	05/09/2011	200	3
Republic of Korea Won	372,405	05/09/2011	330	3
Republic of Korea Won	548,000	05/09/2011	489	1
Republic of Korea Won	608,500	05/09/2011	539	5
Republic of Korea Won	754,420	05/09/2011	670	4
Republic of Korea Won	3,127,364	05/09/2011	2,700	94
Singapore Dollar	1,280	02/24/2011	980	20
Singapore Dollar	(2,809)	02/24/2011	(2,194)	(1)
Singapore Dollar	1,204	02/24/2011	921	20
Singapore Dollar	325	02/24/2011	249	5
Singapore Dollar	(200)	03/09/2011	(156)	(1)
Singapore Dollar	1,804	03/09/2011	1,370	39
Singapore Dollar	2,809	06/09/2011	2,195	1
Singapore Dollar	200	09/09/2011	156	1

				$(349)

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	A portion of this security is on loan. The value of the security on loan is $5,503.

*	Floating or variable rate note. Rate is listed as of 01/31/2011.

Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had an aggregate market value of $5,213, or 0.72%, of the fund’s net assets.

§	Illiquid. At 01/31/2011, the market value of illiquid investment securities and derivatives aggregated to $2,593, or 0.36%, of the fund’s net assets, and the unrealized appreciation (depreciation) of illiquid derivatives aggregated to $(49), or (0.01)%, of the fund’s net assets.

Ž	The security has a perpetual maturity. The date shown is the next call date.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 01/31/2011.

#	Aggregate cost for federal income tax purposes is $776,362. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $35,556 and $3,696, respectively. Net unrealized appreciation for tax purposes is $31,860.

♦	Amount rounds to less than $1 or $(1).

Г	Contract amounts are not in thousands.

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS (continued):

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness ccurring as defined and under a the terms of the agreement.

(4)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

ץ	A portion of these securities, in the amount of $674, has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

p	Cash, in the amount of $2,330, has been pledged by the broker as collateral with the custodian for open swap contracts.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2011, these securities aggregated $19,334, or 2.67%, of the fund’s net assets.

AUD	Australian Dollar

BOA	Bank of America

BP	Basis Point

BPS	BNP Paribas

BRC	Barclays Bank PLC

BRL	Brazilian Real

CBK	Citibank N.A.

CDI	Credit Default Index

CDX	A series of indices that track North American and emerging market credit derivative indices.

CLO	Collateralized Loan Obligation

CPI	Consumer Price Index

DUB	Deutsche Bank AG

EUR	Euro

FRC	Fixed Rate Credit

FVA	Forward Volatility Agreement

GBP	Pound Sterling

GLM	Goldman Sachs Global Liquidity Management

GST	Goldman Sachs Trust

HUS	HSBC Bank USA

IRO	Interest Rate Option

LIBOR	London Interbank Offered Rate

MLC	Merrill Lynch Capital Services

MYC	Morgan Stanley Capital Services

RPI	Retail Price Index

RYL	Royal Bank of Scotland PLC

UAG	UBS AG

UK	United Kingdom

USD	United States Dollar

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$5,039	$1,214	$6,253
Convertible Preferred Stock	417	—	—	417
Corporate Debt Securities	—	101,515	—	101,515
Foreign Government Obligations	—	11,897	—	11,897
Mortgage-Backed Securities	—	20,914	—	20,914
Municipal Government Obligations	—	1,172	—	1,172
Preferred Corporate Debt Securities	—	2,431	—	2,431
Securities Lending Collateral	5,614	—	—	5,614
U.S. Government Agency Obligations	—	5,840	—	5,840
U.S. Government Obligations	—	652,169	—	652,169

Total	$6,031	$800,977	$1,214	$808,222

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$—	$(194)	$—	$(194)
Written Swaptions	—	(2,118)	—	(2,118)

Total	$—	$(2,312)	$—	$(2,312)

Other Financial Instruments *	Level 1	Level 2	Level 3	Total
Futures Contracts — Appreciation	$46	$—	$—	$46
Interest Rate Swap — Appreciation	—	848	—	848
Interest Rate Swap — Depreciation	—	(349)	—	(349)
Credit Default Swap — Appreciation	—	1,244	—	1,244
Credit Default Swap — Depreciation	—	(703)	—	(703)
Forward Foreign Currency Contracts — Appreciation	—	483	—	483
Forward Foreign Currency Contracts — Depreciation	—	(832)	—	(832)

Total	$46	$691	$—	$737

Level 3 Rollforward — Investment Securities

	Beginning						Ending
	Balance at		Accrued	Total Realized	Change in Unrealized	Net Transfers	Balance at
Securities	10/31/2010	Net Purchases	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	In Level 3	1/31/2011
Asset-Backed Securities	$—	$—	$—	$—	$(15)	$1,229	$1,214

*	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica PIMCO Total Return

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS — 7.8%
U.S. Treasury Bond
1.88%, 08/31/2017 Λ	$2,500	$2,391
4.38%, 02/15/2038	700	683
6.25%, 08/15/2023	5,400	6,726
7.13%, 02/15/2023 Λ	3,600	4,799
7.50%, 11/15/2024	1,400	1,938
7.63%, 02/15/2025	3,000	4,202
7.88%, 02/15/2021	2,100	2,918
8.13%, 05/15/2021	8,000	11,300
U.S. Treasury Inflation Indexed Note
1.25%, 07/15/2020 γ a	13,043	13,382

Total U.S. Government Obligations (cost $47,746)		48,339

U.S. GOVERNMENT AGENCY OBLIGATIONS — 40.8%
Fannie Mae
0.36%, 01/25/2021 *	393	393
0.61%, 09/25/2042 *	485	482
1.53%, 03/01/2044 — 10/01/2044 *	1,801	1,800
2.41%, 07/01/2035 — 09/01/2035 *	1,380	1,443
2.53%, 01/01/2028 — 11/01/2033 *	234	246
2.56%, 01/01/2026 *	4	4
2.68%, 03/01/2034 *	314	325
4.00%, 04/01/2024 — 12/01/2040	66,584	67,456
4.50%, 03/01/2023 — 07/01/2040	23,175	24,314
5.00%, 06/01/2013 — 01/01/2030	8,484	8,987
5.50%, 01/01/2035 — 03/01/2037	18,690	20,033
6.00%, 01/01/2038 — 09/01/2038	3,468	3,770
6.30%, 10/17/2038	660	712
Fannie Mae, IO
6.84%, 07/25/2034 * §	2,076	324
Fannie Mae, TBA
3.00%	2,000	1,955
4.00%	34,000	33,889
4.50%	67,200	68,885
Freddie Mac
1.53%, 10/25/2044 *	472	471
1.73%, 07/25/2044 *	485	487
2.47%, 11/01/2033 *	183	192
2.50%, 03/01/2034 *	186	192
2.51%, 01/01/2036 *	3,245	3,392
2.52%, 09/01/2035 *	54	57
2.60%, 03/01/2034 *	203	211
3.06%, 09/01/2035 *	811	854
4.50%, 06/15/2017 — 09/15/2018	1,204	1,236
5.00%, 02/15/2020 — 04/15/2030	1,544	1,607
5.50%, 03/15/2017	51	52
6.50%, 04/15/2029 — 07/25/2043	30	34
Freddie Mac, TBA
4.00%	5,000	4,948
Ginnie Mae
3.38%, 05/20/2024 *	52	54
6.50%, 06/20/2032	30	33
Ginnie Mae, IO
6.30%, 04/16/2033 — 10/16/2033 * §	1,804	276
6.34%, 08/16/2033 — 09/20/2034 * §	4,088	675
Overseas Private Investment Corp.
Zero Coupon, 12/10/2012	2,600	2,741

		Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Small Business Administration
4.50%, 02/01/2014		$55	$58

Total U.S. Government Agency Obligations (cost $250,828)			252,588

FOREIGN GOVERNMENT OBLIGATIONS — 5.1%
Australia Government Bond
4.75%, 06/15/2016	AUD	12,900	12,555
6.00%, 02/15/2017	AUD	4,000	4,120
Canadian Government Bond
1.50%, 03/01/2012	CAD	8,100	8,106
Export-Import Bank of Korea
0.75%, 10/04/2011 — 144A *		$2,500	2,501
8.13%, 01/21/2014		3,300	3,785
Korea Expressway Corp.
5.13%, 05/20/2015 — 144A		200	211
Republic of Brazil
10.25%, 01/10/2028	BRL	1,000	598

Total Foreign Government Obligations (cost $29,599)			31,876

MORTGAGE-BACKED SECURITIES — 7.5%
American Home Mortgage Assets
Series 2006-2, Class 2A1
0.45%, 09/25/2046 *		$1,007	588
Series 2006-4, Class 1A12
0.47%, 10/25/2046 *		2,293	1,375
Banc of America Commercial Mortgage, Inc.
Series 2007-1, Class A4
5.45%, 01/15/2049		200	213
Banc of America Funding Corp.
Series 2005-D, Class A1
2.85%, 05/25/2035 *		996	972
Series 2006-J, Class 4A1
5.88%, 01/20/2047 *		127	92
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1
2.78%, 08/25/2033 *		845	841
Series 2003-8, Class 2A1
2.86%, 01/25/2034 *		19	19
Series 2003-8, Class 4A1
3.08%, 01/25/2034 *		145	140
Series 2005-2, Class A2
2.93%, 03/25/2035 *		670	643
Series 2005-5, Class A2
2.44%, 08/25/2035 *		294	279
Series 2005-7, Class 22A1
2.94%, 09/25/2035 *		315	245
Series 2006-6, Class 32A1
5.20%, 11/25/2036 *		366	230
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1
3.29%, 01/26/2036 *		319	212
CC Mortgage Funding Corp.
Series 2004-3A, Class A1
0.51%, 08/25/2035 — 144A *		244	181
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2
2.56%, 08/25/2035 *		344	310
Series 2007-10, Class 22AA
5.81%, 09/25/2037 *		2,279	1,679

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class A5
5.62%, 10/15/2048	$330	$355
Series 2007-CD5, Class A4
5.89%, 11/15/2044 *	200	215
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, 10/25/2032	3	3
Series 2005-81, Class A1
0.54%, 02/25/2037 *	679	429
Series 2006-30T1, Class 1A3
6.25%, 11/25/2036	491	336
Series 2006-J8, Class A2
6.00%, 02/25/2037	428	319
Series 2006-OA17, Class 1A1A
0.46%, 12/20/2046 *	2,620	1,570
Series 2007-2CB, Class 1A13
5.75%, 03/25/2037 *	700	524
Series 2007-HY4, Class 1A1
3.78%, 06/25/2037 *	1,164	843
Series 2007-OA6, Class A1B
0.46%, 06/25/2037 *	1,227	790
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2002-30, Class M
2.82%, 10/19/2032 *	16	12
Series 2004-12, Class 12A1
2.95%, 08/25/2034 *	491	416
Series 2004-R1, Class 2A
6.50%, 11/25/2034 — 144A	600	604
Series 2005-R2, Class 1AF1
0.60%, 06/25/2035 — 144A *	1,627	1,410
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A
0.88%, 03/25/2032 — 144A *	1	1
Series 2003-AR15, Class 2A1
2.57%, 06/25/2033 *	1,015	978
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2005-6, Class 2A3
5.50%, 12/25/2035	895	680
First Horizon Alternative Mortgage Securities
Series 2007-FA4, Class 1A8
6.25%, 08/25/2037	435	292
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 2A1
2.92%, 08/25/2035 *	83	68
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A1
1.14%, 03/06/2020 — 144A *	787	777
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.80%, 09/25/2035 *	151	145
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
0.50%, 03/19/2036 *	1,734	1,108
Series 2006-6, Class 5A1A
5.52%, 08/19/2036 *	668	549
Series 2006-12, Class 2A2A
0.45%, 01/19/2038 *	1,157	779
Series 2007-1, Class 2A1A
0.39%, 04/19/2038 *	1,226	825
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
2.68%, 12/25/2034 *	50	38

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
5.04%, 02/25/2035 *	$205	$208
Series 2007-A1, Class 5A5
3.03%, 07/25/2035 *	871	876
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 *	1,900	2,038
Luminent Mortgage Trust
Series 2006-6, Class 2A1
0.46%, 10/25/2046 *	698	501
MASTR Alternative Loans Trust
Series 2006-2, Class 2A1
0.66%, 03/25/2036 *	151	61
Mellon Residential Funding Corp.
Series 2000-TBC3, Class A1
0.70%, 12/15/2030 *	371	353
MLCC Mortgage Investors, Inc.
Series 2005-2, Class 3A
1.26%, 10/25/2035 *	43	38
Series 2005-3, Class 4A
0.51%, 11/25/2035 *	43	37
Series 2005-A10, Class A
0.47%, 02/25/2036 *	191	149
Morgan Stanley Capital I
Series 2007-IQ15, Class A4
5.88%, 06/11/2049 *	100	107
Series 2007-XLFA, Class A1
0.32%, 10/15/2020 — 144A *	480	464
Residential Accredit Loans, Inc.
Series 2006-QO6, Class A1
0.44%, 06/25/2046 *	343	151
Residential Asset Securitization Trust
Series 2006-R1, Class A2
0.66%, 01/25/2046 *	345	157
Residential Funding Mortgage Securities I
Series 2003-S9, Class A1
6.50%, 03/25/2032	3	4
RMAC Securities PLC
Series 2007-NS1X, Class A2B
0.45%, 06/12/2044 *	3,800	3,034
Sequoia Mortgage Trust
Series 10, Class 2A1
0.64%, 10/20/2027 *	51	46
Series 2007-1, Class 1A1
2.65%, 01/20/2047 *	742	612
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-19, Class 2A1
1.73%, 01/25/2035 *	217	132
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
0.92%, 09/19/2032 *	22	20
Series 2005-AR5, Class A1
0.51%, 07/19/2035 *	39	28
Series 2005-AR5, Class A2
0.51%, 07/19/2035 *	71	62
Series 2005-AR5, Class A3
0.51%, 07/19/2035 *	138	129
Series 2005-AR8, Class A1A
0.54%, 02/25/2036 *	597	376

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments, Inc. (continued)
Series 2006-AR3, Class 12A1
0.48%, 05/25/2036 *	$688	$429
Series 2006-AR6, Class 2A1
0.45%, 07/25/2046 *	2,467	1,606
Structured Asset Securities Corp.
Series 2003-22A, Class 2A1
2.49%, 06/25/2033 *	1,125	1,021
Thornburg Mortgage Securities Trust
Series 2006-6, Class A1
0.37%, 11/25/2046 *	557	553
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A1
0.35%, 09/15/2021 — 144A *	1,020	995
WaMu Mortgage Pass-Through Certificates, IO
Series 2003-R1, Class X
0.00%, 12/25/2027 — 144A * Ə	785	33
WaMu Mortgage Pass-Through Certificates
Series 2002-AR2, Class A
2.82%, 02/27/2034 *	22	23
Series 2002-AR9, Class 1A
1.72%, 08/25/2042 *	11	11
Series 2003-AR5, Class A7
2.70%, 06/25/2033 *	747	717
Series 2003-AR9, Class 2A
2.78%, 09/25/2033 *	1,394	1,410
Series 2003-R1, Class A1
0.80%, 12/25/2027 *	772	699
Series 2005-AR11, Class A1A
0.58%, 08/25/2045 *	634	552
Series 2006-AR9, Class 2A
3.07%, 08/25/2046 *	635	496
Series 2006-AR19, Class 1A
1.06%, 01/25/2047 *	1,157	733
Series 2006-AR19, Class 1A1A
1.05%, 01/25/2047 *	985	680
Series 2007-HY1, Class 4A1
4.77%, 02/25/2037 *	2,321	1,848
Series 2007-OA1, Class A1A
1.02%, 02/25/2047 *	2,456	1,628
Wells Fargo Mortgage Backed Securities Trust
Series 2003-13, Class A5
4.50%, 11/25/2018	236	239
Series 2004-CC, Class A1
4.90%, 01/25/2035 *	278	280
Series 2006-AR4, Class 2A6
5.64%, 04/25/2036 *	259	132
Series 2006-AR8, Class 2A4
2.91%, 04/25/2036 *	685	638

Total Mortgage-Backed Securities (cost $49,855)		46,391

ASSET-BACKED SECURITIES — 3.0%
Accredited Mortgage Loan Trust
Series 2007-1, Class A1
0.31%, 02/25/2037 *	12	12
ACE Securities Corp.
Series 2006-NC3, Class A2A
0.31%, 12/25/2036 *	87	84
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
0.84%, 07/25/2032 *	4	3

	Principal	Value

ASSET-BACKED SECURITIES (continued)
Asset Backed Funding Certificates
Series 2004-OPT5, Class A1
0.61%, 06/25/2034 *	$406	$332
Series 2006-HE1, Class A2A
0.32%, 01/25/2037 *	54	54
Aurum CLO, Ltd.
Series 2002-1A, Class A1
0.72%, 04/15/2014 — 144A *	171	168
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
0.92%, 10/25/2032 *	16	14
Series 2006-SD4, Class 1A1
3.20%, 10/25/2036 *	868	635
Series 2007-AQ1, Class A1
0.37%, 11/25/2036 *	923	632
Carrington Mortgage Loan Trust
Series 2006-NC4, Class A1
0.31%, 10/25/2036 *	24	24
Citigroup Mortgage Loan Trust, Inc.
Series 2006-WFH3, Class A2
0.36%, 10/25/2036 *	69	69
Series 2007-AHL1, Class A2A
0.30%, 12/25/2036 *	380	366
Countrywide Asset-Backed Certificates
Series 2006-23, Class 2A1
0.31%, 05/25/2037 *	23	23
Series 2006-26, Class 2A1
0.34%, 06/25/2037 *	42	42
Series 2007-1, Class 2A1
0.31%, 07/25/2037 *	450	438
Series 2007-7, Class 2A1
0.34%, 10/25/2047 *	67	66
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB1, Class AF1A
0.33%, 01/25/2037 *	464	181
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF1, Class A2C
0.63%, 12/25/2034 *	15	15
Gazprom Via Gaz Capital SA
8.15%, 04/11/2018 — 144A	1,000	1,150
6.51%, 03/07/2022 Λ	3,500	3,588
Series 2
8.63%, 04/28/2034	1,500	1,802
Harbourmaster CLO, Ltd.
Series 5A, Class A1
1.29%, 06/15/2020 — 144A * Ə	986	1,255
Home Equity Asset Trust
Series 2002-1, Class A4
0.86%, 11/25/2032 *	1	1
JPMorgan Mortgage Acquisition Corp.
Series 2007-CH3, Class A5
0.52%, 03/25/2037 *	3,500	1,504
Mid-State Trust
Series 4, Class A
8.33%, 04/01/2030	203	210
Morgan Stanley Home Equity Loans
Series 2007-1, Class A1
0.31%, 12/25/2036 *	281	273
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1
6.00%, 07/25/2047 *	397	309

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES (continued)
Morgan Stanley Mortgage Loan Trust (continued)
Series 2007-3XS, Class 2A1A
0.33%, 01/25/2047 *	$181	$169
Series 2007-8XS, Class A1
5.75%, 04/25/2037 *	403	302
New Century Home Equity Loan Trust
Series 2006-1, Class A2B
0.44%, 05/25/2036 *	183	130
Park Place Securities, Inc.
Series 2005-WCW1, Class A1B
0.52%, 09/25/2035 *	77	70
Plymouth Rock CLO, Ltd.
Series 2010-1A, Class A
1.92%, 02/16/2019 — 144A * Ə	3,700	3,674
Residential Asset Securities Corp.
Series 2007-KS2, Class AI1
0.33%, 02/25/2037 *	195	191
Securitized Asset Backed Receivables LLC Trust
Series 2007-HE1, Class A2A
0.32%, 12/25/2036 *	86	33
Small Business Administration Participation Certificates
Series 2003-20I, Class 1
5.13%, 09/01/2023	49	53
Series 2004-20C, Class 1
4.34%, 03/01/2024	316	332
Structured Asset Securities Corp.
Series 2002-HF1, Class A
0.55%, 01/25/2033 *	3	3
Series 2006-BC3, Class A2
0.31%, 10/25/2036 *	42	42
Series 2006-BC6, Class A2
0.34%, 01/25/2037 *	197	192

Total Asset-Backed Securities (cost $18,837)		18,441

MUNICIPAL GOVERNMENT OBLIGATIONS — 5.2%
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2047	600	393
Chicago Board of Education — Class A
5.00%, 12/01/2012	255	275
Chicago Transit Authority — Class A
6.90%, 12/01/2040	4,900	4,704
Chicago Transit Authority — Class B
6.90%, 12/01/2040	2,700	2,592
City of Chicago, IL — Series A
4.75%, 01/01/2036	6,930	5,920
Kentucky State Property & Building Commission
5.37%, 11/01/2025	100	94
Los Angeles Unified School District — Series A-1
4.50%, 01/01/2028	1,200	1,058
New York City Transitional Finance Authority
4.73%, 11/01/2023	100	94
State of California
5.65%, 04/01/2039 *	5,900	6,218
State of California — Build America Bonds
7.50%, 04/01/2034	300	308
7.55%, 04/01/2039	700	723
State of Illinois
2.77%, 01/01/2012	8,100	8,126
Tobacco Settlement Financing Corp.
5.25%, 06/01/2019	100	102
5.50%, 06/01/2026	200	221
5.88%, 05/15/2039	40	36

		Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Tobacco Settlement Finance Authority — Series A
7.47%, 06/01/2047		$1,135	$775
Tobacco Settlement Financing Corp. — Series 1A
5.00%, 06/01/2041		1,400	844

Total Municipal Government Obligations (cost $33,767)			32,483

PREFERRED CORPORATE DEBT SECURITIES — 1.8%
Commercial Banks — 1.8%
Barclays Bank PLC
7.43%, 12/15/2017 — 144A * Ž		900	875
HSBC Capital Funding, LP
10.18%, 06/30/2030 — 144A * Ž		150	201
Lloyds TSB Bank PLC
12.00%, 12/16/2024 — 144A * Ž		5,300	5,671
Rabobank Nederland NV
11.00%, 06/30/2019 — 144A * Ž		378	489
Royal Bank of Scotland Group PLC
7.64%, 09/29/2017 Ž		3,000	2,160
Wells Fargo & Co. — Series K
7.98%, 03/15/2018 * Ž		1,800	1,926

Total Preferred Corporate Debt Securities (cost $11,639)			11,322

CORPORATE DEBT SECURITIES — 23.0%
Airlines — 0.4%
Continental Airlines, Inc.
6.75%, 09/15/2015 — 144A		2,200	2,288
Capital Markets — 2.4%
Goldman Sachs Group, Inc.
1.35%, 02/04/2013 *	EUR	300	405
1.35%, 11/15/2014 *	EUR	500	642
6.75%, 10/01/2037		$900	903
Lehman Brothers Holdings, Inc.
2.85%, 12/23/2008 Џ		1,600	382
5.63%, 01/24/2013 Џ		4,100	1,020
6.88%, 05/02/2018 Џ		500	126
Lehman Brothers Holdings, Inc. — Series H
0.00%, 10/22/2008 Џ *		200	48
Lehman Brothers Holdings, Inc. — Series I
6.75%, 12/28/2017 Џ		1,700
Morgan Stanley
1.40%, 04/13/2016 *	EUR	1,900	2,337
3.45%, 11/02/2015		$4,200	4,125
UBS AG
1.38%, 02/23/2012 *		1,400	1,412
4.88%, 08/04/2020		3,300	3,321
Commercial Banks — 5.9%
ANZ National International, Ltd.
6.20%, 07/19/2013 — 144A		3,700	4,079
Barclays Bank PLC
5.45%, 09/12/2012		2,600	2,772
6.05%, 12/04/2017 — 144A		2,600	2,671
10.18%, 06/12/2021 — 144A		2,240	2,812
Canadian Imperial Bank of Commerce
2.00%, 02/04/2013 — 144A		1,200	1,221
Cie de Financement Foncier
2.50%, 09/16/2015 — 144A		6,000	5,812
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/2021		9,000	8,934

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

		Principal	Value

Commercial Banks (continued)
Fortis Bank Nederland NV
1.51%, 06/10/2011 *	EUR	1,200	$1,643
Lloyds TSB Bank PLC
1.18%, 06/09/2011 *	EUR	1,000	1,369
4.38%, 01/12/2015 — 144A		$4,400	4,408
5.80%, 01/13/2020 — 144A		700	680
Consumer Finance — 0.9%
American Express Co.
6.15%, 08/28/2017		700	788
American Express Credit Corp. — Series C
5.88%, 05/02/2013		4,500	4,891
Diversified Financial Services — 8.2%
Ally Financial, Inc.
6.63%, 05/15/2012		900	936
7.00%, 02/01/2012 Λ		1,500	1,557
7.25%, 03/02/2011		300	301
Bank of America Corp.
5.65%, 05/01/2018		3,900	4,062
7.63%, 06/01/2019		4,000	4,612
Bear Stearns Cos., LLC
5.70%, 11/15/2014		1,900	2,113
6.40%, 10/02/2017		900	1,023
7.25%, 02/01/2018		2,100	2,479
Citigroup, Inc.
0.43%, 03/07/2014 *		2,000	1,930
2.29%, 08/13/2013 *		1,200	1,226
5.38%, 08/09/2020		800	819
5.50%, 04/11/2013		1,400	1,500
Ford Motor Credit Co., LLC
7.00%, 10/01/2013		400	432
7.80%, 06/01/2012		600	640
General Electric Capital Corp.
6.38%, 11/15/2067 *		200	202
6.50%, 09/15/2067 — 144A *	GBP	500	761
International Lease Finance Corp.
7.13%, 09/01/2018 — 144A		$6,600	7,113
JPMorgan Chase & Co.
4.25%, 10/15/2020		1,900	1,830
4.95%, 03/25/2020		900	916
6.30%, 04/23/2019		900	1,015
Merrill Lynch & Co., Inc.
1.32%, 01/31/2014 *	EUR	1,000	1,290
6.88%, 04/25/2018		$3,900	4,323
Merrill Lynch & Co., Inc. — Series C
6.40%, 08/28/2017		400	435
Petroleum Export, Ltd.
5.27%, 06/15/2011 — 144A		30	30
SMFG Preferred Capital, Ltd.
10.23%, 01/25/2029 — Reg S * Ž	GBP	2,900	5,412
TNK-BP Finance SA
7.50%, 03/13/2013 — Reg S		$4,000	4,320
Diversified Telecommunication Services — 0.1%
Deutsche Telekom International Finance BV
8.13%, 05/29/2012	EUR	124	183
KT Corp.
4.88%, 07/15/2015 — 144A		$200	210
Electric Utilities — 0.0% ∞
PSEG Power LLC
6.95%, 06/01/2012		210	226

	Principal	Value

Energy Equipment & Services — 0.7%
NGPL Pipeco LLC
7.12%, 12/15/2017 — 144A	$1,800	$1,988
Pride International, Inc.
6.88%, 08/15/2020	2,500	2,732
Food Products — 1.0%
Wrigley WM Jr., Co.
2.45%, 06/28/2012 — 144A	6,300	6,338
Health Care Providers & Services — 0.0% ∞
HCA, Inc.
9.25%, 11/15/2016	200	215
Household Durables — 0.1%
Urbi Desarrollos Urbanos SAB de CV
9.50%, 01/21/2020 — 144A	400	457
Insurance — 1.2%
American International Group, Inc.
5.60%, 10/18/2016	1,000	1,051
8.25%, 08/15/2018	5,300	6,246
Metals & Mining — 0.1%
CSN Resources SA
6.50%, 07/21/2020 — 144A	300	319
Oil, Gas & Consumable Fuels — 0.1%
Sonat, Inc.
7.63%, 07/15/2011	370	378
Tobacco — 1.9%
Altria Group, Inc.
4.13%, 09/11/2015	6,200	6,490
9.25%, 08/06/2019	2,800	3,592
Reynolds American, Inc.
7.63%, 06/01/2016	200	235
7.75%, 06/01/2018	1,000	1,176
Wireless Telecommunication Services — 0.0% ∞
AT&T Mobility LLC
6.50%, 12/15/2011	180	189

Total Corporate Debt Securities (cost $140,996)		142,391

LOAN ASSIGNMENTS — 0.2%
Health Care Providers & Services — 0.1%
HCA, Inc., 1st Lien, Tranche B
2.55%, 11/18/2013 *	942	939
Paper & Forest Products — 0.1%
Georgia-Pacific LLC, 1st Lien, Tranche B2
2.30%, 12/20/2012 *	318	318

Total Loan Assignments (cost $1,254)		1,257

	Shares	Value

CONVERTIBLE PREFERRED STOCKS — 0.3%
Commercial Banks — 0.3%
Wells Fargo & Co. 7.50%,	1,600	1,668
Insurance — 0.0% ∞
American International Group, Inc. 8.50%,	26,600	172

Total Convertible Preferred Stocks (cost $3,379)		1,840

PREFERRED STOCKS — 0.2%
Thrifts & Mortgage Finance — 0.2%
DG Funding Trust 0.00%, — 144A * § Ə	119	905
U.S. Government Agency Obligation — 0.0% ∞
Fannie Mae 8.25% *	26,000	41

Total Preferred Stocks (cost $1,916)		946

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

		Principal	Value

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS — 4.8%
U.S. Treasury Bill
0.17%, 06/16/2011 ▲ ץ		$18,400	$18,387
0.18%, 08/04/2011 ▲		11,200	11,190

Total Short-Term U.S. Government Obligations (cost $29,577)			29,577

SHORT-TERM FOREIGN GOVERNMENT OBLIGATION — 1.1%
Japan Treasury Discount Bill
0.12%, 03/28/2011 ▲	JPY	580,000	7,065
Total Short-Term Foreign Government Obligation (cost $6,948)

	Shares	Value

SECURITIES LENDING COLLATERAL — 1.3%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.31% ▲	7,891,971	7,892
Total Securities Lending Collateral (cost $7,892)

	Principal	Value

REPURCHASE AGREEMENTS — 18.3%
JP Morgan Securities 0.23% ▲, dated 01/31/2011, to be repurchased at $51,000 on 02/01/2011. Collateralized by U.S. Government Obligations, 1.10% — 6.30%, due 06/30/2011 — 05/15/2030, with a total value of $51,625.	$51,000	51,000
Morgan Stanley & Co. 0.23% ▲, dated 01/31/2011, to be repurchased at $62,200 on 02/01/2011. Collateralized by a U.S. Government Obligation, 0.40%, due 10/31/2012, with a value of $63,384.	62,200	62,200

Total Repurchase Agreements (cost $113,200)		113,200

Total Investment Securities (cost $747,433) #		745,608
Other Assets and Liabilities — Net		(126,333)

Net Assets		$619,275

	Principal	Value

SECURITIES SOLD SHORT — (4.3%)
Fannie Mae, TBA ¥
5.00%	$(5,000)	$(5,228)
5.50%	(17,000)	(18,169)
6.00%	(3,000)	(3,259)

Total Securities Sold Short (proceeds $26,452)		(26,656)

	Notional
	Amount	Value

WRITTEN-OPTIONS — 0.0% ∞
Call Options — 0.0% ∞
Euro Future	$(180)	(42)
Call Strike $99.38
Expires 09/19/2011
OTC ECAL USD vs CAD § Ə	(2,700)	(3)
Call Strike $1.05
Expires 03/09/2011
Put Options — 0.0% ∞
Euro Future	(180)	(23)
Put Strike $99.38
Expires 09/19/2011

Total Written Options (premiums: $96)		(68)

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
WRITTEN SWAPTIONS:

	Floating
	Rate	Pay/Receive	Exercise		Expiration	Notional
Description	Index	Floating Rate	Rate		Date	Amount	Premiums	Value

Call — Interest Rate Swap, European Style §	2-Year OC FVA USD	Receive	$0.00	■	11/14/2011	$(2,500)	$(27)	$(40)
Call — Interest Rate Swap, European Style	5-Year CDX.0 IG15 MYC	Receive	0.90		03/16/2011	(8,300)	(18)	(29)
Put — Interest Rate Swap, European Style	5-Year CDX.0 IG15 MYC	Pay	1.50		03/16/2011	(8,300)	(46)	(1)
Put — Interest Rate Swap, European Style	5-Year Itraxx.OC. 0.9 Euro	Pay	1.80		03/16/2011	(4,300)	(31)	(1)
Put — Interest Rate Swap, European Style	2-Year IRO USD	Pay	2.25		09/24/2012	(29,400)	(234)	(341)
Put — Interest Rate Swap, European Style	2-Year IRO USD	Pay	2.25		09/24/2012	(2,800)	(15)	(32)
Put — Interest Rate Swap, European Style	2-Year IRO USD	Pay	2.25		09/24/2012	(1,500)	(10)	(17)
Put — Interest Rate Swap, European Style	2-Year IRO USD	Pay	2.25		09/24/2012	(1,600)	(10)	(19)
Put — Interest Rate Swap, European Style	3-Year IRO USD	Pay	2.75		06/18/2012	(6,500)	(67)	(83)
Put — Interest Rate Swap, European Style	3-Year IRO USD	Pay	2.75		06/18/2012	(6,200)	(61)	(79)
Put — Interest Rate Swap, European Style	3-Year IRO USD	Pay	3.00		06/18/2012	(8,500)	(96)	(89)
Put — Interest Rate Swap, European Style	3-Year IRO USD	Pay	3.00		06/18/2012	(9,800)	(88)	(103)
Put — Interest Rate Swap, European Style	3-Year IRO USD	Pay	3.00		06/18/2012	(1,200)	(11)	(13)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00		07/10/2012	(7,400)	(45)	(2)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00		07/10/2012	(700)	(5)	(♦ )
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00		07/10/2012	(100)	(1)	(♦ )
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00		07/10/2012	(400)	(3)	(♦ )

							$(768)	$(849)

SWAP AGREEMENTS: p
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — SELL PROTECTION: (2)

				Implied Credit			Premiums	Unrealized
	Fixed Deal	Maturity		Spread (BP) at	Notional	Market	Paid	Appreciation
Reference Obligation	Receive Rate	Date	Counterparty	01/31/2011(3)	Amount(4)	Value	(Received)	(Depreciation)

Altria Group, Inc., 9.25%, 08/06/2019	1.46	03/20/2019	DUB	145.15	$5,700	$(11)	$—	$(11)
Goldman Sachs Group, Inc., 6.60%, 01/15/2012	1.00	03/20/2011	DUB	43.55	300	♦	♦	♦
Goldman Sachs Group, Inc., 6.60%, 01/15/2012	1.00	03/20/2012	BRC	49.47	200	1	(♦ )	1
Time Warner, Inc., 5.88%, 11/15/2016	1.19	03/20/2014	DUB	31.20	20	(1)	—	(1)

						$(11)	$ (♦ )	$(11)

CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION: (1)

								Net Unrealized
	Fixed Deal	Maturity		Currency	Notional	Market	Premiums	Appreciation
Reference Obligation	Pay Rate	Date	Counterparty	Code	Amount(4)	Value(5)	Paid	(Depreciation)

Dow Jones North America Investment Grade Index — Series 5	0.14	12/20/2012	MYC	USD	$4,500	$12	$—	$12
North America High Yield Index — Series 14	5.00	06/20/2015	DUB	USD	6,600	(259)	436	(695)
North America High Yield Index — Series 14	5.00	06/20/2015	CBK	USD	8,000	(315)	562	(877)

						$(562)	$998	$(1,560)

CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION: (2)

							Premiums
	Fixed Deal	Maturity		Currency	Notional	Market	Paid	Unrealized
Reference Obligation	Pay Rate	Date	Counterparty	Code	Amount(4)	Value(5)	(Received)	(Depreciation)

Dow Jones North America Investment Grade Index — Series 5	0.46	12/20/2015	MYC	USD	$3,200	$(245)	$—	$(245)

The notes are an integral part of this report. Transamerica Funds	January 31, 2011 Form NQ

Transamerica PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
SWAP AGREEMENTS (continued): p
INTEREST RATE SWAP AGREEMENTS — FIXED RATE PAYABLE:

							Premiums	Unrealized
		Maturity		Currency	Notional	Market	Paid	Appreciation
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	Amount	Value	(Received)	(Depreciation)

6-Month AUD BBR BBSW	5.25	12/15/2017	DUB	AUD	2,200	$(45)	$(9)	$(36)
6-Month AUD BBR BBSW	5.25	12/15/2017	BRC	AUD	3,600	(74)	(17)	(57)
BRL-CDI	10.68	01/02/2012	BRC	BRL	1,300	(10)	(3)	(7)
BRL-CDI	11.67	01/02/2012	MYC	BRL	5,200	81	18	63
BRL-CDI	11.91	01/02/2013	BRL	BRL	39,900	(36)	144	(180)
BRL-CDI	11.93	01/02/2013	MYC	BRL	2,500	(♦ )	(5)	5
BRL-CDI	12.59	01/02/2013	MYC	BRL	2,800	12	3	9
BRL-CDI	11.94	01/02/2014	BRL	BRL	9,900	(80)	24	(104)
BRL-CDI	12.12	01/02/2014	HUS	BRL	11,600	(15)	22	(37)
BRL-CDI	11.99	01/02/2014	GLM	BRL	4,000	(15)	1	(16)
BRL-CDI	11.96	01/02/2014	GLM	BRL	37,100	(153)	(25)	(128)

						$(335)	$153	$(488)

FUTURES CONTRACTS: ε

				Net Unrealized
				Appreciation
Description	Type	Contracts Г	Expiration Date	(Depreciation)

3-Month EURIBOR	Long	9	03/14/2011	$(2)
3-Month EURIBOR	Long	193	06/13/2011	(127)
3-Month EURIBOR	Long	87	09/19/2011	(50)
90-Day Euro	Long	152	03/14/2011	11
90-Day Euro	Long	132	12/19/2011	14
90-Day Euro	Long	49	03/19/2012	13

				$(141)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Australian Dollar	(17,400)	04/29/2011	$(17,010)	$(139)
Brazilian Real	(715)	03/02/2011	(425)	(1)
Brazilian Real	715	03/02/2011	419	7
Brazilian Real	715	04/04/2011	421	2
Canadian Dollar	2,098	02/07/2011	2,089	5
Canadian Dollar	(5,594)	02/17/2011	(5,554)	(31)
Canadian Dollar	2,092	02/17/2011	2,100	(12)
Chinese Yuan Renminbi	(6,353)	04/07/2011	(965)	3
Chinese Yuan Renminbi	6,353	04/07/2011	958	4
Chinese Yuan Renminbi	3,803	04/28/2011	575	1
Chinese Yuan Renminbi	4,564	04/28/2011	690	1
Chinese Yuan Renminbi	2,324	09/14/2011	350	3
Chinese Yuan Renminbi	1,445	09/14/2011	218	2
Chinese Yuan Renminbi	3,461	09/14/2011	522	4
Chinese Yuan Renminbi	1,847	09/14/2011	278	3
Chinese Yuan Renminbi	645	11/04/2011	101	(3)
Chinese Yuan Renminbi	4,808	11/15/2011	726	6
Chinese Yuan Renminbi	9,245	02/13/2012	1,434	(22)
Chinese Yuan Renminbi	9,360	02/13/2012	1,453	(23)
Chinese Yuan Renminbi	3,176	02/13/2012	493	(8)
Chinese Yuan Renminbi	8,849	02/13/2012	1,373	(22)
Chinese Yuan Renminbi	11,209	02/13/2012	1,743	(31)
Chinese Yuan Renminbi	9,196	02/13/2012	1,427	(23)
Chinese Yuan Renminbi	3,751	02/13/2012	582	(9)
Chinese Yuan Renminbi	2,751	02/13/2012	428	(8)
Chinese Yuan Renminbi	3,351	02/13/2012	521	(9)
Chinese Yuan Renminbi	7,389	02/13/2012	1,147	(19)

The notes are an integral part of this report. Transamerica Funds	January 31, 2011 Form NQ

Transamerica PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Chinese Yuan Renminbi	9,703	02/13/2012	$1,505	$(23)
Chinese Yuan Renminbi	1,810	02/13/2012	279	(2)
Chinese Yuan Renminbi	6,353	02/01/2013	1,004	(4)
Danish Krone	1,190	02/07/2011	221	(3)
Euro	(12,950)	04/19/2011	(17,457)	(255)
Indian Rupee	45,196	03/09/2011	992	(14)
Indian Rupee	102,828	03/09/2011	2,256	(32)
Indian Rupee	29,000	05/09/2011	626	(6)
Indian Rupee	65,234	05/09/2011	1,400	(5)
Japanese Yen	(580,000)	03/28/2011	(6,931)	(138)
Japanese Yen	(195,503)	04/14/2011	(2,348)	(36)
Malaysian Ringgit	9	02/07/2011	3	♦
Malaysian Ringgit	9	02/07/2011	3	(♦ )
Malaysian Ringgit	(9)	02/07/2011	(3)	(♦ )
Malaysian Ringgit	(9)	02/07/2011	(3)	♦
Malaysian Ringgit	9	08/11/2011	3	(♦ )
Mexican Peso	(84)	02/22/2011	(7)	(♦ )
Mexican Peso	84	02/22/2011	7	♦
Mexican Peso	84	07/07/2011	7	♦
Norwegian Krone	6,785	02/07/2011	1,148	26
Norwegian Krone	2,232	02/07/2011	378	9
Norwegian Krone	4,761	02/07/2011	798	26
Pound Sterling	(6,862)	03/21/2011	(10,726)	(261)
Republic of Korea Won	1,255,608	05/09/2011	1,099	23
Republic of Korea Won	282,058	05/09/2011	249	4
Republic of Korea Won	350,000	05/09/2011	312	1
Republic of Korea Won	837,000	05/09/2011	747	1
Republic of Korea Won	1,325,000	05/09/2011	1,171	13
Republic of Korea Won	661,000	05/09/2011	589	2
Republic of Korea Won	1,356,400	05/09/2011	1,201	11
Republic of Korea Won	1,222,000	05/09/2011	1,089	3
Republic of Korea Won	4,586,536	05/09/2011	3,960	139
Republic of Korea Won	1,416,700	05/09/2011	1,240	26
Republic of Korea Won	1,524,100	05/09/2011	1,344	18
Singapore Dollar	705	02/24/2011	540	11
Singapore Dollar	705	02/24/2011	540	11
Singapore Dollar	707	02/24/2011	542	11
Singapore Dollar	(3,528)	02/24/2011	(2,756)	(2)
Singapore Dollar	705	02/24/2011	540	11
Singapore Dollar	705	02/24/2011	540	11
Singapore Dollar	(27)	03/09/2011	(21)	(♦ )
Singapore Dollar	27	03/09/2011	20	1
Singapore Dollar	2,850	06/09/2011	2,185	44
Singapore Dollar	3,528	06/09/2011	2,756	2
Singapore Dollar	1,575	06/09/2011	1,211	21
Singapore Dollar	27	09/09/2011	21	♦
Taiwan Dollar	32,700	04/06/2011	1,099	29
Taiwan Dollar	67,210	04/06/2011	2,324	(5)
Taiwan Dollar	22,921	04/06/2011	773	18

				$(633)

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $7,736.

*	Floating or variable rate note. Rate is listed as of 01/31/2011.

Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These investment securities had a market value of $5,867, or 0.95%, of the fund’s net assets, and the fair valued derivative had a market value of $(3), or less than 0.01%, of the fund’s net assets.

Ž	The security has a perpetual maturity. The date shown is the next call date.

Џ	In default.

♦	Value is less than $1.

∞	Percentage rounds to less than 0.1%.

■	Amount rounds to less than $0.01.

§	Illiquid. At 01/31/2011, illiquid investment securities aggregated to $2,180, or 0.35%, of the fund’s net assets, and illiquid derivatives aggregated to $43, or 0.01%, of the fund’s net assets.

The notes are an integral part of this report. Transamerica Funds	January 31, 2011 Form NQ

Transamerica PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS (continued):

▲	Rate shown reflects the yield at 01/31/2011.

Г	Contract amounts are not in thousands.

Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities aggregated to $5,864, or 0.95%, of the fund’s net assets.

#	Aggregate cost for federal income tax purposes is $747,433. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $19,203 and $21,028, respectively. Net unrealized depreciation for tax purposes is $1,825.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit other credit soundness event occurring as defined and under a the terms of the agreement.

(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the of default or other credit event occurring as defined under the terms of the agreement.

ץ	A portion of this security in the amount of $538 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

ε	Cash in the amount of $14 is segregated as collateral with the broker to cover margin requirements for open futures contracts.

a	A portion of this security in the amount of $573 has been segregated as collateral with the broker for open swaps contracts and/or for swaptions.

p	Cash in the amount of $30 has been pledged by the broker as collateral with the custodian for open swap contracts and/or swaptions.

¥	Cash in the amount of $1,240 has been segregated as collateral with the broker for open short TBA transactions.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2011, these securities aggregated $62,752, or 10.13%, of the fund’s net assets.
AUD	Australian Dollar
BBR-BBSW	The rate for a reset date will be the average mid rate, for Australian Dollar bills of exchange having a tenor of the Designated Maturity.
BP	Basis Point Spread
BRC	Barclays Bank PLC
BRL	Brazilian Real
CAD	Canadian Dollar
CBK	Citibank N.A.
CDI	Credit Default Index
CDX	A series of indices that track North American and emerging market credit derivative indices.
DUB	Deutsche Bank AG
EUR	Euro
EURIBOR	Euro InterBank Offered Rate
FVA	Forward Volatility Agreement
GBP	Pound Sterling
GLM	Goldman Sachs Global Liquidity Management
HUS	HSBC Bank USA
IO	Interest Only
IRO	Interest Rate Option
MYC	Morgan Stanley Capital Services
OTC	Over the Counter
TBA	To Be Announced
USD	United States Dollar

The notes are an integral part of this report. Transamerica Funds	January 31, 2011 Form NQ

Transamerica PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$14,767	$3,674	$18,441
Convertible Preferred Stocks	1,840	—	—	1,840
Corporate Debt Securities	—	142,391	—	142,391
Foreign Government Obligations	—	31,876	—	31,876
Loan Assignments	—	1,257	—	1,257
Mortgage-Backed Securities	—	46,358	33	46,391
Municipal Government Obligations	—	32,483	—	32,483
Preferred Corporate Debt Securities	—	11,322	—	11,322
Preferred Stocks	41	—	905	946
Repurchase Agreement	—	113,200	—	113,200
Securities Lending Collateral	7,892	—	—	7,892
Short-Term Foreign Government Obligation	—	7,065	—	7,065
Short-Term U.S. Government Obligations	—	29,577	—	29,577
U.S. Government Agency Obligations	—	252,588	—	252,588
U.S. Government Obligations	—	48,339	—	48,339

Total	$9,773	$731,223	$4,612	$745,608

Securities Sold Short	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$(26,656)	$—	$(26,656)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$—	$(68)	$—	$(68)
Written Swaptions	—	(849)	—	(849)

Total	$—	$(917)	$—	$(917)

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts — Appreciation	$38	$—	$—	$38
Futures Contracts — Depreciation	(179)	—	—	(179)
Credit Default Swap — Appreciation	—	13	—	13
Credit Default Swap — Depreciation	—	(1,829)	—	(1,829)
Interest Rate Swap — Appreciation	—	77	—	77
Interest Rate Swap — Depreciation	—	(565)	—	(565)
Forward Foreign Currency Contracts — Appreciation	—	513	—	513
Forward Foreign Currency Contracts — Depreciation	—	(1,146)	—	(1,146)

Total	$(141)	$(2,937)	$—	$(3,078)

Level 3 Rollforward — Investment Securities

	Beginning						Ending
	Balance at		Accrued	Total Realized	Change in Unrealized	Net Transfers	Balance at
Securities	10/31/2010	Net Purchases	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	In Level 3	1/31/2011
Asset-Backed Securities	$—	$3,700	$—	$—	$(26)	$—	$3,674
Mortgage-Backed Securities	45	—	—	—	(12)	—	33
Preferred Stocks	—	—	—	—	(10)	915	905

Total	$45	$3,700	$—	$—	$(48)	$915	$4,612

*	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Funds	January 31, 2011 Form NQ

Transamerica Schroders International Small Cap

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 98.0%
Australia — 7.1%
Amcor, Ltd.	847,462	$5,810
Ansell, Ltd. Λ	333,572	4,371
Computershare, Ltd.	663,216	6,656
Crane Group, Ltd. Λ	349,267	3,467
Dart Energy, Ltd. ‡	1,413,520	1,542
Fairfax Media, Ltd. Λ	2,678,571	3,604
Iluka Resources, Ltd. ‡	676,068	5,714
Mesoblast, Ltd. ‡	105,921	610
Mirvac Group REIT	1,347,359	1,665
Myer Holdings, Ltd.	1,087,247	3,944
Sims Metal Management, Ltd.	211,687	4,065
Transpacific Industries Group, Ltd. ‡ Λ	1,337,516	1,766
Austria — 2.3%
Kapsch TrafficCom AG	40,000	3,768
Mayr Melnhof Karton AG	40,000	4,749
RHI AG ‡	69,069	2,605
Rosenbauer International AG §	56,427	2,966
Belgium — 1.2%
EVS Broadcast Equipment SA	44,000	2,694
Kinepolis Group NV	19,056	1,263
Nyrstar Λ	115,702	1,855
Tessenderlo Chemie NV	36,028	1,290
Bermuda — 3.6%
Aquarius Platinum, Ltd.	289,058	1,620
Beijing Enterprises Water Group, Ltd. ‡	9,410,000	3,717
Biosensors International Group Ltd. ‡ Λ	4,846,000	4,205
Dockwise, Ltd. ‡	129,554	3,668
Johnson Electric Holdings, Ltd.	7,366,000	5,243
Ports Design, Ltd.	1,278,000	3,516
Brazil — 0.8%
Cia Brasileira de Distribuicao Grupo Pao de Acucar — Class A ADR	46,306	1,767
Cyrela Brazil Realty SA Empreendimentos e Participacoes	179,633	1,984
PDG Realty SA Empreendimentos e Participacoes	197,368	1,092
Canada — 0.9%
Niko Resources, Ltd.	20,030	1,950
Sino-Forest Corp. — Class A ‡ Λ	161,188	3,506
Cayman Islands — 2.2%
Bawang International Group Holding, Ltd.	2,358,000	668
Concord Medical Services Holdings, Ltd. ADR ‡	368,786	2,666
Evergreen International Holdings, Ltd. ‡	4,115,000	2,438
Intime Department Store Group Co., Ltd.	1,182,000	1,726
Leoch International Technology, Ltd. ‡	7,959,000	4,084
Parkson Retail PLC	931,500	1,584
China — 0.3%
China National Building Material Co., Ltd.	616,000	1,533
Denmark — 2.2%
Jyske Bank A/S ‡	79,000	3,548
Solar A/S — Class B §	58,000	4,650
Sydbank A/S ‡	63,801	1,842
Tryg A/S	55,000	2,982
France — 4.6%
Bourbon SA Λ	110,000	4,895
Canal +	119,000	906
Club Mediterranee ‡	145,000	3,327
Groupe Eurotunnel SA	365,000	3,544
Meetic	99,610	2,290
Pierre & Vacances Λ	14,962	1,310
Rubis Λ	66,847	7,765
Saft Groupe SA	30,765	1,167
Store Electronic ‡	55,000	724
Sword Group	63,000	1,955

	Shares	Value

Germany — 9.2%
Aixtron SE Λ	46,000	$1,898
Bijou Brigitte AG	8,000	1,139
Bilfinger Berger SE	65,000	5,743
Brenntag AG ‡	40,000	3,791
Cewe Color Holding AG	65,000	2,955
CompuGroup Medical AG §	230,000	3,757
Draegerwerk AG & Co., KGAA	8,777	603
Freenet AG	530,000	6,201
Grenkeleasing AG	13,500	730
KUKA AG ‡ Λ	62,431	1,483
MTU Aero Engines Holding AG	63,623	4,480
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	21,837	492
R. Stahl AG	30,000	1,109
Rheinmetall AG	94,000	8,050
SFC Energy AG ‡ §	130,000	870
Takkt AG	75,139	1,199
Tipp24 SE ‡	55,000	2,415
Tom Tailor Holding AG ‡	155,000	3,094
Wirecard AG Λ	185,000	2,967
Xing AG ‡	45,000	2,464
Greece — 0.1%
Eurobank Properties Real Estate Investment Co. REIT	90,000	776
Hong Kong — 1.2%
Dah Sing Banking Group, Ltd.	2,715,240	4,792
Techtronic Industries Co.	2,086,000	2,611
Indonesia — 0.8%
Bank Mandiri PT	2,497,500	1,642
Ciputra Property PT	36,066,000	1,515
United Tractors PT	730,000	1,723
Ireland — 2.5%
Governor & Co of the Bank of Ireland ‡	1,250,000	524
DCC PLC	190,000	5,710
Grafton Group PLC	500,000	2,334
IFG Group PLC	680,000	1,089
Irish Continental Group PLC	109,008	2,648
Irish Life & Permanent Group Holdings PLC ‡	720,000	865
James Hardie Industries SE ‡	274,557	1,707
Isle of Man — 0.7%
Exillon Energy PLC ‡ Λ	400,000	2,569
Lamprell PLC Λ	300,000	1,421
Israel — 0.3%
Oridion Systems, Ltd. ‡ §	150,000	1,653
Italy — 3.0%
Ansaldo STS SpA	125,000	1,893
Azimut Holding SpA	580,000	6,090
Cairo Communication SpA	383,337	1,433
CIR-Compagnie Industriali Riunite SpA ‡ Λ	600,000	1,267
Davide Campari-Milano SpA	200,000	1,277
Landi Renzo SpA Λ	205,000	800
Natuzzi SpA ADR ‡	400,000	1,500
Prysmian SpA	198,000	3,996
Japan — 16.6%
Accordia Golf Co., Ltd. Λ	2,853	2,329
AICA Kogyo Co., Ltd.	115,000	1,391
Arcs Co., Ltd.	201,000	3,088
Asahi Diamond Industrial Co., Ltd. Λ	134,000	2,676
Daido Steel Co., Ltd. Λ	355,000	2,236
Exedy Corp.	23,700	796
Fujikura Kasei Co., Ltd.	246,100	1,775
Glory, Ltd.	104,300	2,480
Hisaka Works, Ltd. Λ	118,000	1,673
Icom, Inc. Λ	31,200	855
JSP Corp.	234,700	3,867

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Schroders International Small Cap

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Japan (continued)
Koito Manufacturing Co., Ltd.	235,000	$4,068
Kuroda Electric Co., Ltd.	214,600	2,938
Lintec Corp.	117,800	3,295
Miura Co., Ltd. Λ	77,700	2,155
Modec, Inc. Λ	228,800	4,075
Moshi Moshi Hotline, Inc. Λ	68,050	1,637
Musashi Seimitsu Industry Co., Ltd. Λ	159,600	3,992
Nabtesco Corp.	45,000	1,060
NEC Networks & System Integration Corp.	149,600	2,032
Nichi-Iko Pharmaceutical Co., Ltd. Λ	91,800	2,589
Nidec Copal Corp.	110,000	1,729
Nifco, Inc.	132,900	3,552
Nihon Parkerizing Co., Ltd.	259,000	3,632
Nippon Thompson Co., Ltd. Λ	554,000	4,773
Nishimatsuya Chain Co., Ltd.	88,400	793
Nitta Corp. Λ	203,400	4,067
OSAKA Titanium Technologies Co. Λ	78,000	4,538
Seven Bank, Ltd. Λ	457	1,031
Shinko Plantech Co., Ltd. Λ	195,300	1,980
Shinmaywa Industries, Ltd.	574,000	2,504
Sumida Corp.	147,700	1,663
Takasago International Corp.	431,000	2,799
Tokai Tokyo Financial Holdings, Inc.	1,001,000	3,573
Trusco Nakayama Corp. Λ	176,200	2,834
Tsumura & Co. Λ	77,100	2,425
Tsuruha Holdings, Inc.	49,400	2,377
Tsutsumi Jewelry Co., Ltd. §	75,100	2,040
Works Applications Co., Ltd.	3,665	1,786
Yushin Precision Equipment Co., Ltd.	108,700	2,214
Jersey, Channel Islands — 0.3%
Regus PLC	1,000,000	1,613
Korea, Republic of — 1.7%
Glovis Co., Ltd.	28,565	3,974
Samsung SDI Co., Ltd.	28,264	3,932
Taewoong Co., Ltd. ‡ Λ	50,663	2,273
Luxembourg — 0.2%
SAF-Holland SA ‡	136,900	1,288
Netherlands — 4.5%
Delta Lloyd NV	250,000	6,307
Fugro NV	65,000	5,238
Imtech NV	160,000	5,874
Koninklijke Ten Cate NV	150,000	5,340
LBi International NV ‡	803,385	1,936
TomTom NV ‡ Λ	231,000	2,281
New Zealand — 0.8%
Fletcher Building, Ltd. Λ	844,270	5,036
Norway — 1.1%
Morpol ASA ‡	605,000	2,126
Pronova BioPharma AS ‡	730,000	1,201
Statoil Fuel & Retail ASA ‡	150,000	1,365
Storebrand ASA ‡	241,391	1,899
Singapore — 2.9%
First Resources, Ltd.	1,088,000	1,148
Mapletree Industrial Trust REIT	1,935,000	1,618
SATS, Ltd. Λ	1,218,000	2,647
Sia Engineering Co., Ltd.	1,207,000	3,973
STX OSV Holdings, Ltd. ‡	1,828,000	1,715
Tiger Airways Holdings, Ltd. ‡ Λ	1,967,000	2,675
UOL Group, Ltd.	317,000	1,175
Yanlord Land Group, Ltd. Λ	2,398,000	2,886
Spain — 0.8%
Codere SA ‡	157,000	1,955
Enagas	50,000	1,055
Pescanova SA Λ	45,000	1,551
Sweden — 1.1%
Byggmax Group AB ‡	500,956	4,446
Kungsleden AB	207,199	1,984

	Shares	Value

Switzerland — 7.4%
Bank Sarasin & Cie AG	73,000	$3,356
Banque Cantonale Vaudoise	5,000	2,797
Forbo Holding AG	3,720	2,427
GAM Holding, Ltd. ‡	122,000	2,184
Gategroup Holding AG ‡	187,499	10,230
Helvetia Holding AG	9,930	4,058
Implenia AG ‡	59,119	1,932
Inficon Holding AG	13,600	2,550
Kuoni Reisen Holding AG	7,544	3,454
Micronas Semiconductor Holding AG ‡	92,211	1,255
Newave Energy Holding SA §	47,000	2,487
Orior AG ‡	53,000	3,110
Partners Group Holding AG	14,778	2,563
Sika AG	83	182
Uster Technologies AG ‡ §	55,000	2,167
Taiwan — 0.8%
Bank of Kaohsiung ‡	6,486,000	3,414
Hung Poo Real Estate Development Corp.	710,000	1,134
United Kingdom — 16.8%
Albemarle & Bond Holdings §	372,313	1,670
Anglo Pacific Group PLC	424,426	2,274
Ashtead Group PLC	750,000	1,994
Berkeley Group Holdings PLC ‡	50,000	708
Bodycote PLC	526,291	2,418
Bovis Homes Group PLC ‡	270,000	1,893
Burberry Group PLC	100,000	1,720
Carillion PLC	300,000	1,847
Consort Medical PLC	195,489	1,621
Cranswick PLC	100,000	1,370
CSR PLC ‡	235,000	1,452
Dechra Pharmaceuticals PLC	263,470	2,152
Derwent London PLC REIT	90,000	2,263
Devro PLC	450,000	1,659
Dignity PLC ‡	150,000	1,562
E2V Technologies PLC ‡	1,871,727	3,312
eaga PLC	1,000,000	1,265
Elementis PLC	1,500,000	3,121
Fidessa Group PLC	83,775	2,063
Forth Ports PLC	100,000	2,187
Future PLC	1,400,000	645
Go-Ahead Group PLC	50,000	997
Grainger PLC	857,639	1,353
Halfords Group PLC	220,000	1,430
Hamworthy PLC	390,342	3,120
Helphire Group PLC ‡ Λ §	1,477,353	343
Homeserve PLC Λ	240,715	1,689
Hunting PLC	160,000	1,999
Inchcape PLC ‡	341,233	2,033
John Wood Group PLC	308,963	2,707
Keller Group PLC	154,801	1,651
Kier Group PLC	165,497	3,317
Mears Group PLC	284,685	1,450
Micro Focus International PLC	219,842	1,445
Millennium & Copthorne Hotels PLC	228,234	2,117
Mitie Group PLC	300,000	1,049
Oxford Instruments PLC	200,598	2,108
Premier Farnell PLC	450,000	2,090
Premier Oil PLC ‡	110,000	3,569
PV Crystalox Solar PLC	711,762	599
PZ Cussons PLC	450,000	2,610
SDL PLC ‡	255,000	2,507
Senior PLC Λ	900,000	2,131
Shanks Group PLC	1,194,041	2,226
SIG PLC ‡	1,000,000	2,336
TalkTalk Telecom Group PLC	700,000	1,809
Tate & Lyle PLC	207,076	1,829
Travis Perkins PLC Λ	117,166	1,899

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Schroders International Small Cap

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

United Kingdom — 16.8%
TT electronics PLC	100,000	$290
Ultra Electronics Holdings PLC	57,177	1,635
Victrex PLC	90,000	2,076
Vitec Group PLC	117,844	1,133
Wellstream Holdings PLC	125,000	1,570
WH Smith PLC	250,000	1,855
William Hill PLC	562,042	1,634
Wolfson Microelectronics PLC ‡	52,765	255
Yell Group PLC ‡ Λ	2,000,000	352

Total Common Stocks (cost $484,804)		593,088

SECURITIES LENDING COLLATERAL — 6.9%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.31%▲	41,988,688	41,989
Total Securities Lending Collateral (cost $41,989)

	Principal	Value

REPURCHASE AGREEMENT — 2.0%
State Street Bank & Trust Co. 0.01% ▲, dated 01/31/2011, to be repurchased at $11,862 on 02/01/2011. Collateralized by U.S. Government Agency Obligations, 2.80% — 4.00%, due 07/01/2034 — 12/25/2038, with a total value of $12,100.	$11,862	11,862
Total Repurchase Agreement (cost $11,862)

Total Investment Securities (cost $538,655) #		646,939
Other Assets and Liabilities — Net		(41,922)

Net Assets		$605,017

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Machinery	6.7%	$42,992
Energy Equipment & Services	4.2	26,819
Chemicals	3.9	25,589
Commercial Services & Supplies	3.9	24,615
Trading Companies & Distributors	3.6	22,776
Construction & Engineering	3.5	22,396
Electronic Equipment & Instruments	3.1	20,437
Metals & Mining	3.1	20,028
Hotels, Restaurants & Leisure	2.9	18,541
Electrical Equipment	2.9	18,446
Capital Markets	2.8	17,766
Specialty Retail	2.7	17,461
Commercial Banks	2.6	16,793
Insurance	2.4	15,246
Industrial Conglomerates	2.2	15,027
Household Durables	2.2	14,496
Software	2.1	14,005
Oil, Gas & Consumable Fuels	2.0	13,903
Health Care Equipment & Supplies	2.0	12,453
Textiles, Apparel & Luxury Goods	1.8	11,715
Auto Components	1.7	10,944
Construction Materials	1.7	10,881
Transportation Infrastructure	1.6	10,700
Containers & Packaging	1.6	10,559
Food & Staples Retailing	1.6	10,342
Real Estate Management & Development	1.5	10,047
Food Products	1.5	9,683
IT Services	1.5	9,623
Gas Utilities	1.4	8,820

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Schroders International Small Cap

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY (continued):	Total Investments	Value

Pharmaceuticals	1.3	$8,367
Media	1.3	8,203
Diversified Telecommunication Services	1.2	8,010
Communications Equipment	1.1	7,266
Multiline Retail	1.1	7,254
Internet Software & Services	1.1	6,690
Real Estate Investment Trusts	1.0	6,322
Aerospace & Defense	1.0	6,115
Diversified Financial Services	0.8	5,481
Road & Rail	0.8	4,884
Semiconductors & Semiconductor Equipment	0.7	4,860
Building Products	0.7	4,858
Marine	0.7	4,363
Air Freight & Logistics	0.6	3,974
Paper & Forest Products	0.5	3,506
Leisure Equipment & Products	0.5	2,862
Airlines	0.4	2,675
Health Care Providers & Services	0.4	2,666
Household Products	0.4	2,610
Distributors	0.3	2,033
Consumer Finance	0.3	1,670
Diversified Consumer Services	0.2	1,562
Beverages	0.2	1,277
Internet & Catalog Retail	0.2	1,199
Personal Products	0.1	668
Biotechnology	0.1	610

Investment Securities, at Value	91.7	593,088
Short-Term Investments	8.3	53,851

Total Investments	100.0%	$646,939

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $39,788.

‡	Non-income producing security.

§	Illiquid. These securities aggregated to $22,603, or 3.74%, of the fund’s net assets.

▲	Rate shown reflects the yield at 01/31/2011.

#	Aggregate cost for federal income tax purposes is $538,655. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $127,512 and $19,228, respectively. Net unrealized appreciation for tax purposes is $108,284.
DEFINITIONS:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$45,434	$547,654	$—	$593,088
Repurchase Agreement	—	11,862	—	11,862
Securities Lending Collateral	41,989	—	—	41,989

Total	$87,423	$559,516	$—	$646,939

Level 3 Rollforward — Investment Securities

	Beginning					Net Transfers	Ending
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	(Out) of	Balance at
Securities	10/31/2010	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	01/31/2011
Rights	$ ♦	$ (♦ )▲	$—	$—	$—	$—	$—

▲	Rights exercised on 11/03/2010.

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
Fannie Mae
5.00%, 06/25/2034	$1,855	$1,946
Freddie Mac
2.73%, 06/01/2035 *	4,683	4,897
3.52%, 08/01/2037 *	933	984
5.43%, 02/01/2038 *	3,670	3,900

Total U.S. Government Agency Obligations (cost $11,228)		11,727

MORTGAGE-BACKED SECURITIES — 20.1%
American General Mortgage Loan Trust
Series 2009-1, Class A5
5.75%, 09/25/2048 — 144A *	13,311	14,102
Series 2009-1, Class A6
5.75%, 09/25/2048 — 144A *	20,611	21,686
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037 — 144A	22,047	23,707
Series 2007-1A, Class B
5.54%, 04/15/2037 — 144A	4,750	5,036
Series 2007-1A, Class C
5.62%, 04/15/2037 — 144A	7,460	7,881
Series 2007-1A, Class D
5.96%, 04/15/2037 — 144A	8,545	9,037
Banc of America Funding Corp.
Series 2010-R4, Class 1A1
5.50%, 07/26/2036 — 144A	9,081	9,298
Series 2010-R6, Class 4A1
3.08%, 07/26/2035 — 144A *	7,933	7,901
BCAP LLC Trust
Series 2009-RR3, Class 1A2
6.00%, 11/26/2036 — 144A *	2,967	3,073
Series 2009-RR3, Class 2A1
5.55%, 05/26/2037 — 144A *	9,960	10,342
Series 2009-RR6, Class 2A1
5.32%, 08/26/2035 — 144A *	11,927	11,468
Series 2009-RR10, Class 2A1
3.05%, 08/26/2035 — 144A *	4,494	4,530
Series 2009-RR13, Class 2A3
5.50%, 02/26/2036 — 144A * Ə	6,959	7,011
Series 2009-RR13, Class 7A1
5.25%, 10/26/2036 — 144A *	2,609	2,653
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 — 144A *	10,399	10,724
Series 2009-RR13, Class 14A1
5.25%, 03/26/2037 — 144A *	4,100	4,179
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 — 144A *	9,902	10,166
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 — 144A *	10,652	11,048
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022 — 144A *	14,512	14,733
Series 2010-RR6, Class 15A5
5.50%, 12/26/2036 — 144A * Ə	7,972	8,132
Series 2010-RR6, Class 16A5
5.50%, 04/26/2036 — 144A * Ə	3,691	3,765
Series 2010-RR6, Class 20A1
4.50%, 11/26/2035 — 144A *	4,378	4,461
Capmark Military Housing Trust
Series 2008-AMCW, Class A2
5.91%, 03/10/2015 — 144A	4,900	5,282

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc.
Series 2010-8, Class 6A62
3.50%, 12/25/2036 — 144A	$13,450	$13,562
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2002-35, Class 1A3
5.00%, 02/25/2018	13,027	13,081
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 36A1
5.43%, 06/27/2036 — 144A *	10,417	10,861
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 — 144A	8,367	8,606
Series 2010-12R, Class 10A1
4.50%, 11/26/2036 — 144A *	11,164	11,426
Series 2010-15R, Class 2A1
3.50%, 05/26/2036 — 144A *	13,835	13,816
Series 2010-15R, Class 6A1
3.50%, 10/26/2046 — 144A *	13,916	13,755
Series 2010-18R, Class 3A1
4.00%, 03/26/2037 — 144A	16,734	17,008
Global Tower Partners Acquisition Partners LLC
Series 2007-1A, Class AFL
0.46%, 05/15/2037 — 144A *	28,750	28,141
Series 2007-1A, Class B
5.52%, 05/15/2037 — 144A	13,005	13,441
Series 2007-1A, Class C
5.64%, 05/15/2037 — 144A	8,070	8,337
Series 2007-1A, Class E
6.22%, 05/15/2037 — 144A	7,870	8,089
GMAC Mortgage Corp., Loan Trust
Series 2010-1, Class A
4.25%, 07/25/2040 — 144A	7,421	7,529
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.23%, 12/26/2037 — 144A *	5,630	5,819
Series 2009-R2, Class 3A
5.71%, 01/26/2047 — 144A *	3,902	3,955
Series 2009-R7, Class 1A1
5.50%, 02/26/2036 — 144A *	2,507	2,583
Series 2009-R7, Class 4A1
3.06%, 09/26/2034 — 144A *	3,703	3,723
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 — 144A	2,506	2,490
Series 2009-R7, Class 11A1
4.94%, 03/26/2037 — 144A *	4,748	4,773
Series 2009-R7, Class 12A1
5.25%, 08/26/2036 — 144A *	3,027	3,061
Series 2009-R7, Class 16A1
5.56%, 12/26/2036 — 144A *	1,395	1,418
Series 2009-R9, Class 1A1
5.72%, 08/26/2046 — 144A *	12,363	12,571
Series 2010-R2, Class 1A1
6.00%, 05/26/2036 — 144A	13,039	13,642
Series 2010-R3, Class 1A1
2.86%, 03/21/2036 — 144A *	10,163	10,106
Series 2010-R6, Class 1A1
4.00%, 09/26/2037 — 144A	12,630	12,779
Series 2010-R8, Class 2A1
5.00%, 10/26/2036 — 144A	7,625	7,702

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Re-REMIC
Series 2009-5, Class 6A1
5.91%, 04/26/2037 — 144A *	$3,912	$3,978
Series 2009-7, Class 8A1
5.62%, 01/27/2047 — 144A *	4,978	4,984
Series 2009-11, Class 1A1
5.70%, 02/26/2037 — 144A *	10,944	11,131
Series 2010-4, Class 7A1
4.30%, 08/26/2035 — 144A *	16,438	16,513
Series 2010-5, Class 2A2
4.50%, 07/26/2035 — 144A *	14,047	14,033
Mortgage Equity Conversion Asset Trust
Series 2010-1A, Class A
4.00%, 07/25/2060 — 144A	15,371	15,369
RBSSP Resecuritization Trust
Series 2009-1, Class 10A1
6.50%, 07/26/2037 — 144A	14,725	15,663
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *	2,491	2,534
Wells Fargo Mortgage Loan Trust
Series 2010-RR1, Class 2A1
0.36%, 08/27/2047 — 144A *	5,436	5,371
Series 2010-RR2, Class 1A1
5.19%, 09/27/2035 — 144A *	11,563	11,808
Series 2010-RR4, Class 1A1
5.59%, 12/27/2046 — 144A *	12,439	12,820

Total Mortgage-Backed Securities (cost $563,376)		576,693

ASSET-BACKED SECURITIES — 11.8%
AH Mortgage Advance Trust
Series 2010-ADV2, Class A1
4.21%, 05/10/2041 — 144A	29,000	29,145
America West Airlines Pass-Through Trust
Series 1999-1, Class 991G
7.93%, 01/02/2019	3,819	4,001
Series 2001-1, Class G
8.06%, 07/02/2020	20,481	21,607
American Airlines Pass-Through Trust
Series 2001-2, Class A2
7.86%, 10/01/2011	25,281	26,229
Continental Airlines Pass-Through Trust
Series 1997-1, Class A
7.46%, 04/01/2015	24,783	25,775
Series 2001-1, Class A2
6.50%, 06/15/2011 Λ	3,230	3,278
Delta Air Lines, Inc., Pass-Through Trust
Series 2001-1, Class A-2
7.11%, 03/18/2013	7,590	7,818
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2
5.26%, 04/25/2037 — 144A	28,145	28,849
DT Auto Owner Trust
Series 2009-1, Class C
10.75%, 10/15/2015 — 144A	8,730	9,288
Gazprom Via Gaz Capital SA
8.13%, 07/31/2014 — 144A	22,395	25,194
Northwest Airlines Pass-Through Trust
Series 2001-1, Class A-2
6.84%, 04/01/2011	15,589	15,706
Series 2002-1, Class G1
1.03%, 05/20/2014 * Λ	1,114	1,059

		Principal	Value

ASSET-BACKED SECURITIES (continued)
Oil and Gas Royalty Trust
Series 2005-1A, Class C
5.94%, 04/28/2013 — 144A		$8,641	$8,924
PF Export Receivables Master Trust
Series A
6.44%, 06/01/2015 — 144A		20,459	21,788
TAL Advantage LLC
Series 2011-1A, Class A
4.60%, 01/20/2026 — 144A		12,475	12,506
Tax Liens Securitization Trust
Series 2010-1A, Class 2A2
2.00%, 04/15/2018 — 144A		28,270	28,245
Trafigura Securitisation Finance PLC
Series 2007-1, Class A
0.51%, 12/15/2012 *		22,800	22,344
Series 2007-1, Class B
1.61%, 12/15/2012 *		3,700	3,566
UAL Pass-Through Trust
Series 2009-1
10.40%, 11/01/2016		25,213	29,183
Vitol Master Trust
Series 2004-1, Class 1
0.65%, 07/15/2012 *		13,000	12,919

Total Asset-Backed Securities (cost $331,316)			337,424

MUNICIPAL GOVERNMENT OBLIGATION — 0.6%
Rhode Island Economic Development Corp.
6.00%, 11/01/2015 §		16,950	16,803
Total Municipal Government Obligation (cost $16,950)
PREFERRED CORPORATE DEBT SECURITY — 0.6%
Capital Markets — 0.6%
State Street Capital Trust III
8.25%, 03/15/2011 * Ž Λ		16,140	16,292
Total Preferred Corporate Debt Security (cost $16,200)
CORPORATE DEBT SECURITIES — 63.0%
Airlines — 0.5%
Southwest Airlines Co.
10.50%, 12/15/2011 — 144A		12,730	13,641
Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015 Λ	BRL	21,570	13,166
Capital Markets — 1.8%
Macquarie Group, Ltd.
7.30%, 08/01/2014 — 144A		$25,590	28,437
Morgan Stanley
0.77%, 10/15/2015 * Λ		19,060	18,069
2.79%, 05/14/2013 *		4,800	4,964
Chemicals — 0.8%
Dow Chemical Co.
6.85%, 08/15/2013		5,400	5,997
Methanex Corp.
8.75%, 08/15/2012		17,216	18,314
Commercial Banks — 9.7%
Banco Santander Chile
2.88%, 11/13/2012 — 144A		26,595	26,528
Bank of Scotland PLC
5.00%, 11/21/2011 — 144A		930	956
Fifth Third Bank
0.39%, 05/17/2013 *		27,365	26,636
First Tennessee Bank NA
4.63%, 05/15/2013		27,355	27,944

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Commercial Banks (continued)
ICICI Bank, Ltd.
6.63%, 10/03/2012 — 144A	$24,850	$26,584
M&I Marshall & Ilsley Bank
5.25%, 09/04/2012 Λ	6,860	7,141
5.30%, 09/08/2011	5,000	5,034
6.38%, 09/01/2011 Λ	12,095	12,379
Regions Financial Corp.
0.47%, 06/26/2012 *	7,750	7,354
4.88%, 04/26/2013	6,456	6,359
7.75%, 11/10/2014	13,000	13,650
Royal Bank of Scotland PLC
2.70%, 08/23/2013 *	26,415	26,842
3.25%, 01/11/2014 Λ	5,000	5,003
Silicon Valley Bank
5.70%, 06/01/2012	4,315	4,452
SunTrust Banks, Inc.
5.25%, 11/05/2012	20,595	21,645
Wachovia Corp.
0.64%, 10/28/2015 *	22,400	21,262
Webster Bank NA
5.88%, 01/15/2013	7,338	7,386
Westpac Securities NZ, Ltd.
2.63%, 01/28/2013 — 144A Λ	17,000	17,383
Zions Bancorporation
7.75%, 09/23/2014	12,900	13,705
Commercial Services & Supplies — 0.2%
Avery Dennison Corp.
4.88%, 01/15/2013	6,000	6,345
Computers & Peripherals — 0.5%
Seagate Technology International
10.00%, 05/01/2014 — 144A	12,715	14,845
Construction Materials — 1.8%
CRH America, Inc.
5.30%, 10/15/2013	4,600	4,918
Lafarge SA
5.50%, 07/09/2015 — 144A	10,000	10,560
Lafarge North America, Inc.
6.88%, 07/15/2013	4,500	4,878
Martin Marietta Materials, Inc.
6.88%, 04/01/2011	8,000	8,065
Vulcan Materials Co.
6.30%, 06/15/2013	21,960	23,305
Consumer Finance — 0.8%
Block Financial LLC
7.88%, 01/15/2013 Λ	20,495	21,669
Containers & Packaging — 1.0%
Rexam PLC
6.75%, 06/01/2013 — 144A	26,424	28,778
Diversified Financial Services — 10.9%
Bank of America Corp.
4.75%, 08/15/2013 Λ	4,400	4,577
Citigroup, Inc.
5.63%, 08/27/2012 Λ	20,589	21,678
6.00%, 12/13/2013 Λ	6,000	6,579
FIA Card Services NA
7.13%, 11/15/2012	22,691	24,734
FMR LLC
4.75%, 03/01/2013 — 144A	17,560	18,426
Glencore Funding LLC
6.00%, 04/15/2014 — 144A	20,025	21,196

	Principal	Value

Diversified Financial Services — 10.9%
GTP Towers Issuer LLC
4.44%, 02/15/2015 — 144A	$10,000	$10,330
Harley-Davidson Funding Corp.
5.25%, 12/15/2012 — 144A	26,575	27,805
International Lease Finance Corp.
6.50%, 09/01/2014 — 144A	26,320	28,031
Invesco, Ltd.
5.38%, 02/27/2013	13,285	14,258
Irish Life & Permanent Group Holdings PLC
3.60%, 01/14/2013 — 144A	24,885	22,544
JPMorgan Chase & Co.
5.75%, 01/02/2013	12,000	12,872
Marina District Finance Co., Inc.
9.50%, 10/15/2015 — 144A Λ	13,930	14,139
Nissan Motor Acceptance Corp.
3.25%, 01/30/2013 — 144A	2,940	3,027
Pemex Finance, Ltd.
9.03%, 02/15/2011	2,258	2,275
Prime Property Funding II, Inc.
5.60%, 06/15/2011 — 144A	736	743
QHP Royalty Sub LLC
10.25%, 03/15/2015 — 144A	9,036	9,111
Selkirk Cogen Funding Corp. — Series A
8.98%, 06/26/2012	9,028	9,389
TNK-BP Finance SA
7.50%, 03/13/2013 — 144A	22,995	24,806
WCP Wireless Site Funding LLC
4.14%, 11/15/2015 — 144A	28,818	28,097
Woodside Finance, Ltd.
5.00%, 11/15/2013 — 144A	4,450	4,801
Diversified Telecommunication Services — 2.0%
Qwest Corp.
3.55%, 06/15/2013 *	26,220	27,465
Telefonica Emisiones SAU
0.62%, 02/04/2013 *	24,565	24,116
2.58%, 04/26/2013	5,000	5,028
Electric Utilities — 0.9%
KCP&L Greater Missouri Operations Co.
11.88%, 07/01/2012	22,100	24,964
Energy Equipment & Services — 0.3%
Enterprise Products Operating LLC
7.63%, 02/15/2012	7,855	8,376
Gilroy Energy Center LLC
4.00%, 08/15/2011 — 144A	1,205	1,205
Food & Staples Retailing — 0.5%
SUPERVALU, Inc.
7.50%, 11/15/2014 Λ	14,730	14,472
Food Products — 0.2%
UST LLC
6.63%, 07/15/2012 Λ	6,460	6,907
Gas Utilities — 0.2%
EQT Corp.
5.15%, 11/15/2012	6,460	6,783
Hotels, Restaurants & Leisure — 0.8%
Marriott International, Inc.
4.63%, 06/15/2012	9,850	10,218
5.63%, 02/15/2013 Λ	10,725	11,487
Industrial Conglomerates — 0.9%
Hutchison Whampoa International 03/13, Ltd.
6.50%, 02/13/2013 — 144A	22,810	24,902

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Insurance — 2.8%
21st Century Insurance Group
5.90%, 12/15/2013	$1,110	$1,182
American International Group, Inc.
3.65%, 01/15/2014	22,000	22,636
Fidelity National Financial, Inc.
5.25%, 03/15/2013	13,289	13,487
Liberty Mutual Group, Inc.
5.75%, 03/15/2014 — 144A	10,200	10,912
7.25%, 09/01/2012 — 144A	6,958	7,430
Reinsurance Group of America, Inc.
6.75%, 12/15/2011	15,490	15,969
SAFECO Corp.
7.25%, 09/01/2012	8,192	8,748
Leisure Equipment & Products — 0.3%
Mattel, Inc.
5.63%, 03/15/2013	8,000	8,639
Machinery — 0.9%
Case New Holland, Inc.
7.75%, 09/01/2013 Λ	13,195	14,449
Kennametal, Inc.
7.20%, 06/15/2012	10,450	10,981
Metals & Mining — 2.2%
ArcelorMittal
5.38%, 06/01/2013	24,010	25,650
Freeport-McMoRan Corp.
8.75%, 06/01/2011	9,183	9,394
Steel Dynamics, Inc.
7.38%, 11/01/2012 Λ	4,770	5,044
Xstrata Canada Corp.
7.35%, 06/05/2012	18,796	20,133
Multi-Utilities — 0.5%
Black Hills Corp.
6.50%, 05/15/2013	9,290	10,084
9.00%, 05/15/2014	4,100	4,729
Oil, Gas & Consumable Fuels — 5.4%
Consol Energy, Inc.
7.88%, 03/01/2012	23,715	25,376
El Paso Corp.
7.00%, 05/15/2011	3,250	3,294
7.38%, 12/15/2012 Λ	1,034	1,100
7.88%, 06/15/2012	1,522	1,604
Empresa Nacional del Petroleo
6.75%, 11/15/2012 — 144A	12,938	13,876
Energy Transfer Partners, LP
6.00%, 07/01/2013	21,736	23,633
Kinder Morgan, Inc.
6.50%, 09/01/2012	5,316	5,608
Lukoil International Finance BV
6.38%, 11/05/2014 — 144A	22,970	24,549
Murphy Oil Corp.
6.38%, 05/01/2012 Λ	8,240	8,702
Nustar Logistics, LP
6.05%, 03/15/2013	2,787	2,960
6.88%, 07/15/2012	8,115	8,680
Ras Laffan Liquefied Natural Gas Co., Ltd. III
4.50%, 09/30/2012 — 144A	11,000	11,495
5.83%, 09/30/2016 — 144A	12,196	13,123
Tengizchevroil Finance Co., SARL
6.12%, 11/15/2014 — 144A	9,135	9,592
Paper & Forest Products — 0.3%
Celulosa Arauco y Constitucion SA
5.13%, 07/09/2013	9,400	9,906

	Principal	Value

Real Estate Investment Trusts — 9.0%
AvalonBay Communities, Inc.
4.95%, 03/15/2013	$3,546	$3,794
Dexus Property Group
7.13%, 10/15/2014 — 144A	15,325	17,171
Digital Realty Trust, LP
4.50%, 07/15/2015 Λ	14,200	14,509
Duke Realty, LP
4.63%, 05/15/2013	5,000	5,206
5.63%, 08/15/2011	2,000	2,037
5.88%, 08/15/2012	6,053	6,381
6.25%, 05/15/2013	6,386	6,866
ERP Operating, LP
5.20%, 04/01/2013	11,080	11,926
HCP, Inc.
5.65%, 12/15/2013	26,605	29,030
Healthcare Realty Trust, Inc.
8.13%, 05/01/2011	14,330	14,581
Host Hotels & Resorts, LP
7.13%, 11/01/2013 Λ	3,572	3,626
Kilroy Realty, LP
5.00%, 11/03/2015	14,130	14,236
Kimco Realty Corp.
6.00%, 11/30/2012	3,860	4,130
Liberty Property, LP
6.38%, 08/15/2012	13,270	14,190
Pan Pacific Retail Properties, Inc.
6.13%, 01/15/2013	4,000	4,232
PPF Funding, Inc.
5.35%, 04/15/2012 — 144A	23,740	24,175
Senior Housing Properties Trust
4.30%, 01/15/2016	12,850	12,751
Shurgard Storage Centers LLC
5.88%, 03/15/2013	2,910	3,125
Tanger Properties, LP
6.15%, 11/15/2015	11,265	12,218
UDR, Inc.
5.13%, 01/15/2014	4,900	5,121
5.50%, 04/01/2014	5,500	5,826
United Dominion Realty Trust
5.00%, 01/15/2012	8,847	9,103
6.05%, 06/01/2013 Λ	6,080	6,477
WEA Finance LLC
5.40%, 10/01/2012 — 144A	16,010	16,984
Weingarten Realty Investors
5.65%, 01/15/2013	4,965	5,158
Westfield Capital Corp., Ltd.
5.13%, 11/15/2014 — 144A	5,170	5,584
Real Estate Management & Development — 2.4%
Brookfield Asset Management, Inc.
7.13%, 06/15/2012 Λ	25,089	26,718
Post Apartment Homes, LP
5.45%, 06/01/2012	9,399	9,702
6.30%, 06/01/2013	12,926	13,893
Retail Property Trust
7.18%, 09/01/2013 — 144A	16,445	18,022
Semiconductors & Semiconductor Equipment — 0.9%
Maxim Integrated Products, Inc.
3.45%, 06/14/2013	25,000	25,571
Tobacco — 0.6%
Reynolds American, Inc.
7.25%, 06/01/2012	17,000	18,106

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Trading Companies & Distributors — 1.5%
GATX Corp.
4.75%, 10/01/2012	$16,950	$17,733
Noble Group, Ltd.
8.50%, 05/30/2013 — 144A	24,175	26,927
Wireless Telecommunication Services — 1.9%
Crown Castle Towers LLC
3.21%, 08/15/2015 — 144A	12,000	11,954
4.52%, 01/15/2015 — 144A	11,870	12,450
Nextel Communications, Inc. — Series E
6.88%, 10/31/2013 Λ	16,990	17,096
SBA Tower Trust
4.25%, 04/15/2015 — 144A	12,380	12,945

Total Corporate Debt Securities (cost $1,759,862)		1,802,054

	Shares	Value

SECURITIES LENDING COLLATERAL — 0.1%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.31% ▲	4,244,773	4,245
Total Securities Lending Collateral (cost $4,245)

	Principal	Value

REPURCHASE AGREEMENT — 3.6%
State Street Bank & Trust Co. 0.01% ▲, dated 01/31/2011, to be repurchased at $103,143 on 02/01/2011. Collateralized by U.S. Government Agency Obligations, 3.00% — 3.50%, due 11/15/2040 — 11/25/2040, with a total value of $105,207.	$103,143	103,143
Total Repurchase Agreement (cost $103,143)

Total Investment Securities (cost $2,806,320) #		2,868,381
Other Assets and Liabilities — Net		(5,913)

Net Assets		$2,862,468

FUTURES CONTRACTS: µ

				Net Unrealized
Description	Type	Contracts Г	Expiration Date	Appreciation
5-Year U.S. Treasury Note	Short	(1,010)	03/31/2011	$1,716
NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 01/31/2011.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $18,908, or 0.66%, of the fund’s net assets.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $4,156.

§	Illiquid. This security had a value of $16,803, or 0.59%, of the fund’s net assets.

Ž	The security has a perpetual maturity. The date shown is the next call date.

▲	Rate shown reflects the yield at 01/31/2011.

#	Aggregate cost for federal income tax purposes is $2,806,320. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $67,804 and $5,743, respectively. Net unrealized appreciation for tax purposes is $62,061.

µ	Cash in the amount of $614 has been pledged by the broker as collateral with the custodian to cover margin requirements for open futures contracts.

Г	Contract amounts are not in thousands.

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2011, these securities aggregated $1,369,081, or 47.83%, of the fund’s net assets.
BRL	Brazilian Real
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$337,424	$—	$337,424
Corporate Debt Securities	—	1,802,054	—	1,802,054
Mortgage-Backed Securities	—	576,693	—	576,693
Municipal Government Obligation	—	16,803	—	16,803
Preferred Corporate Debt Security	—	16,292	—	16,292
Repurchase Agreement	—	103,143	—	103,143
Securities Lending Collateral	4,245	—	—	4,245
U.S. Government Agency Obligations	—	11,727	—	11,727

Total	$4,245	$2,864,136	$—	$2,868,381

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts — Appreciation	$1,716	$—	$—	$1,716

*	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 96.6%
Aerospace & Defense — 2.4%
Hexcel Corp. ‡ Λ	823,650	$15,666
Capital Markets — 2.2%
Raymond James Financial, Inc. Λ	393,100	14,238
Chemicals — 2.5%
Intrepid Potash, Inc. ‡ Λ	447,500	16,173
Commercial Banks — 10.4%
Cathay General Bancorp Λ	806,240	13,956
City National Corp. Λ	259,475	14,995
PrivateBancorp, Inc. — Class A Λ	913,910	14,047
SVB Financial Group ‡ Λ	241,490	12,671
Zions Bancorporation Λ	542,040	12,781
Commercial Services & Supplies — 2.4%
Steelcase, Inc. — Class A Λ	1,517,770	15,512
Communications Equipment — 1.8%
Emulex Corp. ‡ Λ	1,049,735	11,977
Construction & Engineering — 3.5%
Chicago Bridge & Iron Co. NV — NY Shares ‡	700,743	23,047
Electric Utilities — 1.3%
Hawaiian Electric Industries, Inc. Λ	345,580	8,605
Electrical Equipment — 1.5%
Babcock & Wilcox Co. ‡	342,000	10,004
Energy Equipment & Services — 7.3%
Dresser-Rand Group, Inc. ‡	261,000	11,988
Key Energy Services, Inc. ‡ Λ	695,825	9,261
Oceaneering International, Inc. ‡ Λ	198,500	15,330
Oil States International, Inc. ‡ Λ	166,130	11,257
Health Care Equipment & Supplies — 4.5%
Cooper Cos., Inc. Λ	279,900	16,049
Hologic, Inc. ‡	689,035	13,726
Health Care Providers & Services — 1.5%
Healthways, Inc. ‡ Λ	798,400	9,557
Household Durables — 2.9%
Ethan Allen Interiors, Inc. Λ	393,335	8,811
Tupperware Brands Corp. Λ	223,540	10,227
Insurance — 2.3%
HCC Insurance Holdings, Inc. Λ	493,120	14,932
Life Sciences Tools & Services — 1.8%
Charles River Laboratories International, Inc. ‡ Λ	301,415	11,559
Machinery — 12.2%
Chart Industries, Inc. ‡ Λ	268,036	9,735
Navistar International Corp. ‡ Λ	254,090	16,477
Robbins & Myers, Inc.	379,905	15,777
Titan International, Inc. Λ	815,455	15,494
Trinity Industries, Inc. Λ	448,690	12,514
Watts Water Technologies, Inc. — Class A Λ	252,361	9,077
Marine — 1.7%
Kirby Corp. ‡ Λ	237,525	11,102
Media — 2.1%
Lamar Advertising Co. — Class A ‡ Λ	379,205	13,970

	Shares	Value

Metals & Mining — 9.3%
Carpenter Technology Corp. Λ	308,400	$12,691
Globe Specialty Metals, Inc. Λ	792,035	14,541
Haynes International, Inc.	212,000	10,329
Kaiser Aluminum Corp. Λ	181,635	8,666
Thompson Creek Metals Co., Inc. ‡ Λ	1,069,425	14,480
Multiline Retail — 2.1%
Saks, Inc. ‡ Λ	1,160,325	13,599
Real Estate Investment Trusts — 4.8%
BioMed Realty Trust, Inc. Λ	446,675	7,973
Capstead Mortgage Corp. Λ	700,495	8,903
Omega Healthcare Investors, Inc. Λ	652,040	14,528
Road & Rail — 1.7%
Ryder System, Inc.	234,540	11,277
Software — 3.4%
Aspen Technology, Inc. ‡ Λ	937,599	13,268
THQ, Inc. ‡ Λ	1,538,410	8,938
Specialty Retail — 1.5%
Office Depot, Inc. ‡ Λ	1,887,325	9,908
Textiles, Apparel & Luxury Goods — 2.6%
Signet Jewelers, Ltd. ‡ Λ	394,068	16,740
Trading Companies & Distributors — 5.2%
Beacon Roofing Supply, Inc. ‡ Λ	553,400	10,050
United Rentals, Inc. ‡ Λ	404,800	10,788
WESCO International, Inc. ‡ Λ	235,555	13,202
Water Utilities — 1.7%
Aqua America, Inc. Λ	466,760	10,791

Total Common Stocks (cost $487,188)		631,187

SECURITIES LENDING COLLATERAL — 25.5%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.31% ▲	166,626,694	166,627
Total Securities Lending Collateral (cost $166,627)

	Principal	Value

REPURCHASE AGREEMENT — 4.4%
State Street Bank & Trust Co. 0.01% ▲, dated 01/31/2011, to be repurchased at $28,827 on 02/01/2011. Collateralized by a U.S. Government Obligation, 1.00%, due 04/30/2012, with a value of $29,406.	$28,827	28,827
Total Repurchase Agreement (cost $28,827)

Total Investment Securities (cost $682,642) #		826,641
Other Assets and Liabilities — Net		(173,289)

Net Assets		$653,352

The notes are an integral part of this report.
Transamerica Funds	January 31, 2010 Form NQ

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $162,068.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 01/31/2011.

#	Aggregate cost for federal income tax purposes is $682,642. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $148,594 and $4,595, respectively. Net unrealized appreciation for tax purposes is $143,999.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$608,140	$23,047	$—	$631,187
Repurchase Agreement	—	28,827	—	28,827
Securities Lending Collateral	166,627	—	—	166,627

Total	$774,767	$51,874	$—	$826,641

The notes are an integral part of this report.
Transamerica Funds	January 31, 2010 Form NQ

Transamerica Third Avenue Value

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 93.2%
Austria — 0.7%
Andritz AG	35,000	$2,986
Bermuda — 1.1%
Nabors Industries, Ltd. ‡	196,865	4,804
Canada — 15.8%
Brookfield Asset Management, Inc. — Class A	734,586	23,969
Canfor Corp. ‡	589,723	7,179
Cenovus Energy, Inc.	327,000	11,317
EnCana Corp.	367,000	11,844
Viterra, Inc.	1,107,150	12,936
France — 0.5%
Sanofi-Aventis SA	32,950	2,250
Germany — 2.1%
Lanxess AG	123,000	8,941
Guernsey, Channel Islands — 2.1%
Resolution, Ltd.	2,127,500	8,908
Hong Kong — 18.1%
Cheung Kong Holdings, Ltd.	1,279,153	21,099
Henderson Land Development Co., Ltd.	2,944,727	20,395
Hutchison Whampoa, Ltd.	2,045,888	23,879
Wharf Holdings, Ltd.	948,141	7,193
Wheelock & Co., Ltd.	1,062,000	4,291
Japan — 11.1%
Mitsui Fudosan Co., Ltd.	649,462	13,198
Tokio Marine Holdings, Inc.	470,080	14,008
Toyota Industries Corp.	630,107	19,975
Korea, Republic of — 3.7%
POSCO ADR	154,261	15,756
Sweden — 4.5%
Investor AB — Class A	866,546	19,361
United States — 33.5%
Alamo Group, Inc. Λ	118,983	3,088
Alexander & Baldwin, Inc. Λ	118,770	4,765
Applied Materials, Inc.	493,961	7,750
AVX Corp. Λ	836,145	13,111
Bank of New York Mellon Corp. Λ	560,052	17,490
Bristow Group, Inc. ‡ Λ	173,630	8,940
Capital Southwest Corp.	19,256	1,878
Cimarex Energy Co. Λ	105,667	11,003
Cross Country Healthcare, Inc. ‡ Λ	148,956	1,072
Electro Scientific Industries, Inc. ‡ Λ	171,336	2,856
Electronics for Imaging, Inc. ‡ Λ	202,436	3,033
Forest City Enterprises, Inc. — Class A ‡ Λ	679,836	11,497
Intel Corp.	355,961	7,639
Investment Technology Group, Inc. ‡ Λ	424,815	7,829
Key Corp. Λ	230,000	2,047
Leucadia National Corp. Λ	95,000	3,089
Lexmark International, Inc. — Class A ‡ Λ	36,205	1,261
MDC Holdings, Inc. Λ	28,363	877
Pharmaceutical Product Development, Inc. Λ	300,710	8,763
Sanderson Farms, Inc. Λ	35,000	1,439
St. Joe Co. ‡ Λ	370,892	10,166
Sycamore Networks, Inc. Λ	95,818	1,999
Tejon Ranch Co. ‡ Λ	86,299	2,271
Tellabs, Inc. Λ	941,479	4,990
Westwood Holdings Group, Inc. Λ	111,753	3,984

Total Common Stocks (cost $403,144)		397,126

SECURITIES LENDING COLLATERAL — 14.1%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.31% ▲	59,981,527	59,982
Total Securities Lending Collateral (cost $59,982)

	Principal	Value

REPURCHASE AGREEMENT — 4.8%
State Street Bank & Trust Co. 0.01% ▲, dated 01/31/2011, to be repurchased at $20,264 on 02/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 07/15/2025, with a value of $20,670.	$20,264	$20,264
Total Repurchase Agreement (cost $20,264)

Total Investment Securities (cost $483,390) #		477,372
Other Assets and Liabilities — Net		(51,578)

Net Assets		$425,794

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Third Avenue Value

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Real Estate Management & Development	23.9%	$114,079
Oil, Gas & Consumable Fuels	7.2	34,164
Capital Markets	6.6	31,181
Industrial Conglomerates	5.0	23,879
Insurance	4.8	22,916
Diversified Financial Services	4.7	22,450
Auto Components	4.2	19,975
Electronic Equipment & Instruments	3.3	15,967
Metals & Mining	3.3	15,756
Semiconductors & Semiconductor Equipment	3.2	15,389
Food Products	3.0	14,375
Energy Equipment & Services	2.9	13,744
Chemicals	1.9	8,941
Life Sciences Tools & Services	1.8	8,763
Paper & Forest Products	1.5	7,179
Communications Equipment	1.5	6,989
Machinery	1.2	6,074
Marine	1.0	4,765
Computers & Peripherals	0.9	4,294
Pharmaceuticals	0.5	2,250
Commercial Banks	0.4	2,047
Health Care Providers & Services	0.2	1,072
Household Durables	0.2	877

Investment Securities, at Value	83.2	397,126
Short-Term Investments	16.8	80,246

Total Investments	100.0%	$477,372

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $58,526.

▲	Rate shown reflects the yield at 01/31/2011.

#	Aggregate cost for federal income tax purposes is $483,390. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $49,692 and $55,710, respectively. Net unrealized depreciation for tax purposes is $6,018.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$214,886	$182,240	$—	$397,126
Repurchase Agreement	—	20,264	—	20,264
Securities Lending Collateral	59,982	—	—	59,982

Total	$274,868	$202,504	$—	$477,372

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Thornburg International Value

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

		Shares	Value

PREFERRED STOCK — 2.7%
Germany — 2.7%
Volkswagen AG, 1.30% ▲		128,621	$20,780
Total Preferred Stock (cost $12,118)
COMMON STOCKS — 96.2%
Australia — 1.9%
BHP Billiton, Ltd.		335,292	14,785
Bermuda — 1.0%
SeaDrill, Ltd. Λ		227,958	7,499
Brazil — 3.4%
BM&FBOVESPA SA		1,326,000	9,267
Embraer SA ADR ‡ Λ		203,127	6,703
Natura Cosmeticos SA		396,000	10,144
Canada — 5.9%
Canadian National Railway Co.		205,189	13,912
Canadian Natural Resources, Ltd.		312,714	13,943
Cenovus Energy, Inc. Λ		113,497	3,922
Potash Corp., of Saskatchewan, Inc.		54,365	9,665
Thomson Reuters Corp. Λ		113,800	4,546
China — 3.9%
China Merchants Bank Co., Ltd. — Class H		4,310,950	10,152
Industrial & Commercial Bank of China — Class H		17,475,200	12,999
Sinopharm Group Co. — Class H		2,032,714	7,183
Denmark — 3.1%
Novo Nordisk A/S — Class B		164,592	18,546
Vestas Wind Systems A/S ‡ Λ		160,165	5,522
France — 8.6%
Air Liquide SA		104,792	13,089
BNP Paribas		220,630	16,494
Lafarge SA		191,393	11,340
LVMH Moet Hennessy Louis Vuitton SA		103,990	16,239
Publicis Groupe SA		186,947	9,621
Germany — 8.2%
Allianz SE		28,100	3,903
Deutsche Bank AG		236,246	13,964
Fresenius Medical Care AG & Co., KGaA		205,335	12,014
SAP AG		337,040	19,483
Siemens AG Λ		110,300	14,140
Guernsey, Channel Islands — 0.4%
Amdocs, Ltd. ‡		94,313	2,748
Hong Kong — 4.2%
CNOOC, Ltd.		6,983,555	15,424
Hong Kong Exchanges & Clearing, Ltd.		751,100	17,254
India — 0.8%
Coal India, Ltd. ‡		943,656	6,262
Mahindra & Mahindra, Ltd.		11,207	175
Ireland — 1.1%
Covidien PLC		180,415	8,564
Israel — 2.5%
Teva Pharmaceutical Industries, Ltd.	ADR	355,538	19,430
Japan — 10.0%
Canon, Inc.		228,727	11,216
Dai-ichi Life Insurance Co., Ltd.		4,673	7,333
Fanuc Corp.		67,526	10,662
Komatsu, Ltd.		672,360	20,021
Mitsubishi UFJ Financial Group, Inc.		2,555,500	13,263
Toyota Motor Corp. Λ		381,374	15,798
Korea, Republic of — 1.6%
Hyundai Motor Co.		78,233	12,489

		Shares	Value

Luxembourg — 2.1%
APERAM ‡ Λ		21,135	$867
ArcelorMittal Λ		422,700	15,400
Mexico — 2.7%
America Movil SAB de CV — Series L	ADR	171,389	9,767
Wal-Mart de Mexico SAB de CV — Series V		4,035,280	11,224
Netherlands — 1.4%
ING Groep NV ‡		936,300	10,671
Netherlands Antilles — 2.1%
Schlumberger, Ltd.		182,214	16,215
Spain — 2.1%
Telefonica SA		659,212	16,557
Sweden — 1.7%
Hennes & Mauritz AB — Class B		407,680	13,375
Switzerland — 5.8%
Julius Baer Group, Ltd.		182,855	8,275
Logitech International SA ‡ Λ		210,762	3,950
Nestle SA		288,546	15,604
Novartis AG		305,341	16,997
Taiwan — 2.3%
High Tech Computer Corp.		541,892	18,216
Turkey — 1.1%
Turkiye Garanti Bankasi AS		1,932,943	8,602
United Kingdom — 17.3%
ARM Holdings PLC		946,814	7,826
BG Group PLC		626,566	14,061
British American Tobacco PLC		436,129	16,103
British Sky Broadcasting Group PLC		743,024	8,986
Carnival PLC		368,455	16,822
Kingfisher PLC		2,903,490	11,720
Pearson PLC		447,707	7,344
Reckitt Benckiser Group PLC		239,226	13,010
SABMiller PLC		273,198	8,844
Standard Chartered PLC		537,877	14,035
Tesco PLC		2,542,123	16,399
United States — 1.0%
Southern Copper Corp.		175,000	7,844

Total Common Stocks (cost $615,397)			748,428

SECURITIES LENDING COLLATERAL — 4.1%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.31% ▲		31,828,869	31,829
Total Securities Lending Collateral (cost $31,829)

	Principal	Value

REPURCHASE AGREEMENT — 0.3%
State Street Bank & Trust Co. 0.01% ▲, dated 01/31/2011, to be repurchased at $2,052 on 02/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $2,096.	$2,052	2,052
Total Repurchase Agreement (cost $2,052)

Total Investment Securities (cost $661,396) #		803,089
Other Assets and Liabilities — Net		(25,689)

Net Assets		$777,400

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Thornburg International Value

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Mexican Peso	34,799	05/24/2011	$2,841	$1
Mexican Peso	(237,961)	05/24/2011	(19,021)	(414)

				($413)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Commercial Banks	9.5%	$75,545
Pharmaceuticals	7.8	62,156
Oil, Gas & Consumable Fuels	6.7	53,612
Automobiles	6.2	49,242
Metals & Mining	4.8	38,896
Diversified Financial Services	4.7	37,192
Machinery	3.8	30,683
Media	3.7	30,497
Food & Staples Retailing	3.4	27,623
Specialty Retail	3.2	25,095
Energy Equipment & Services	2.9	23,714
Chemicals	2.8	22,754
Capital Markets	2.8	22,239
Software	2.7	22,231
Computers & Peripherals	2.7	22,166
Hotels, Restaurants & Leisure	2.1	16,822
Diversified Telecommunication Services	2.0	16,557
Textiles, Apparel & Luxury Goods	2.0	16,239
Tobacco	2.0	16,103
Food Products	1.9	15,604
Industrial Conglomerates	1.8	14,140
Road & Rail	1.7	13,912
Household Products	1.6	13,010
Health Care Providers & Services	1.5	12,014
Construction Materials	1.4	11,340
Insurance	1.4	11,236
Office Electronics	1.4	11,216
Personal Products	1.3	10,144
Wireless Telecommunication Services	1.2	9,767
Beverages	1.1	8,844
Health Care Equipment & Supplies	1.1	8,564
Semiconductors & Semiconductor Equipment	1.0	7,826
Aerospace & Defense	0.8	6,703
Electrical Equipment	0.7	5,522

Investment Securities, at Value	95.7	769,208
Short-Term Investments	4.3	33,881

Total Investments	100.0%	$803,089

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 01/31/2011.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $30,402.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $661,396. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $154,466 and $12,773, respectively. Net unrealized appreciation for tax purposes is $141,693.

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica Thornburg International Value

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$124,651	$623,777	$—	$748,428
Preferred Stock	—	20,780	—	20,780
Repurchase Agreement	—	2,052	—	2,052
Securities Lending Collateral	31,829	—	—	31,829

Total	$156,480	$646,609	$—	$803,089

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts — Appreciation	$—	$1	$—	$1
Forward Foreign Currency Contracts — Depreciation	—	(414)	—	(414)

Total	$—	($413)	$—	($413)

*	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica UBS Large Cap Value

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 97.4%
Aerospace & Defense — 1.8%
General Dynamics Corp.	132,100	$9,960
Raytheon Co.	40,600	2,030
Air Freight & Logistics — 1.3%
FedEx Corp.	93,900	8,481
Airlines — 0.6%
Southwest Airlines Co.	336,500	3,988
Auto Components — 1.5%
Johnson Controls, Inc.	258,600	9,928
Automobiles — 1.3%
General Motors Co. ‡Λ	231,000	8,429
Beverages — 1.6%
PepsiCo, Inc.	160,500	10,322
Capital Markets — 5.3%
Bank of New York Mellon Corp. Λ	316,055	9,870
Goldman Sachs Group, Inc.	69,600	11,388
Morgan Stanley	467,400	13,742
Chemicals — 1.4%
Celanese Corp. — Series A	231,900	9,622
Commercial Banks — 6.2%
U.S. Bancorp	561,000	15,147
Wells Fargo & Co.	781,300	25,330
Computers & Peripherals — 2.3%
Hewlett-Packard Co.	174,900	7,991
Seagate Technology PLC ‡Λ	494,200	6,919
Diversified Consumer Services — 0.6%
Apollo Group, Inc. — Class A ‡	88,100	3,636
Diversified Financial Services — 6.2%
Citigroup, Inc. ‡	3,379,800	16,291
JPMorgan Chase & Co.	540,800	24,303
Diversified Telecommunication Services — 3.0%
AT&T, Inc.	727,600	20,024
Electric Utilities — 5.6%
American Electric Power Co., Inc.	338,900	12,092
Edison International Λ	159,100	5,772
FirstEnergy Corp. Λ	326,800	12,785
Nextera Energy, Inc.	123,700	6,613
Energy Equipment & Services — 3.7%
Baker Hughes, Inc.	173,400	11,880
Noble Corp. Λ	321,600	12,301
Food & Staples Retailing — 1.8%
Kroger Co.	557,100	11,922
Food Products — 0.9%
Kellogg Co.	119,600	6,016
Health Care Equipment & Supplies — 4.9%
Baxter International, Inc.	124,200	6,022
Boston Scientific Corp. ‡Λ	801,000	5,591
Covidien PLC	271,900	12,908
Medtronic, Inc.	205,900	7,890
Health Care Providers & Services — 2.2%
UnitedHealth Group, Inc.	361,200	14,827
Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	269,900	12,067
Household Durables — 1.3%
Fortune Brands, Inc.	136,300	8,407
Household Products — 3.5%
Procter & Gamble Co.	366,500	23,136
Insurance — 5.4%
Aflac, Inc.	234,500	13,503

	Shares	Value

Insurance (continued)
MetLife, Inc.	265,400	$12,147
Principal Financial Group, Inc. Λ	313,000	10,257
Machinery — 3.8%
Dover Corp.	187,300	12,006
Illinois Tool Works, Inc.	237,300	12,693
Media — 5.2%
Comcast Corp. — Class A	707,400	16,093
Time Warner, Inc.	93,000	2,925
Viacom, Inc. — Class B	375,300	15,594
Metals & Mining — 0.3%
Steel Dynamics, Inc. Λ	101,400	1,845
Oil, Gas & Consumable Fuels — 8.6%
EOG Resources, Inc. Λ	64,500	6,862
Exxon Mobil Corp.	383,700	30,957
Hess Corp.	96,400	8,109
Ultra Petroleum Corp. ‡Λ	233,300	11,135
Personal Products — 0.9%
Avon Products, Inc.	212,600	6,019
Pharmaceuticals — 6.0%
Johnson & Johnson	377,500	22,563
Merck & Co., Inc.	501,000	16,618
Road & Rail — 1.7%
Hertz Global Holdings, Inc. ‡	348,900	5,132
Ryder System, Inc.	128,700	6,188
Semiconductors & Semiconductor Equipment — 1.7%
Intersil Corp. — Class A	210,800	3,187
Marvell Technology Group, Ltd. ‡	50,600	962
National Semiconductor Corp. Λ	446,900	6,775
Software — 2.3%
Adobe Systems, Inc. ‡	320,000	10,576
Symantec Corp. ‡	292,900	5,158
Specialty Retail — 2.7%
GameStop Corp. — Class A ‡Λ	277,900	5,855
Lowe’s Cos., Inc.	473,900	11,753

Total Common Stocks (cost $543,021)		642,542

INVESTMENT COMPANY — 1.2%
Capital Markets — 1.2%
SPDR S&P 500 ETF Trust	62,000	7,978
Total Investment Company (cost $7,105)
SECURITIES LENDING COLLATERAL — 2.7%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.31% ▲	18,094,455	18,094
Total Securities Lending Collateral (cost $18,094)

	Principal	Value

REPURCHASE AGREEMENT — 1.0%
State Street Bank & Trust Co. 0.01% ▲, dated 01/31/2011, to be repurchased at $6,825 on 02/01/2011. Collateralized by U.S. Government Agency Obligations, 2.50% — 2.80%, due 04/01/2034 — 07/01/2034, with a total value of $6,962.	$6,825	6,825
Total Repurchase Agreement (cost $6,825)

Total Investment Securities (cost $575,045) #		675,439
Other Assets and Liabilities — Net		(15,000)

Net Assets		$660,439

The notes are an integral part of this report. Transamerica Funds	January 31, 2011 Form NQ

Transamerica UBS Large Cap Value

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $17,667.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 01/31/2011.

#	Aggregate cost for federal income tax purposes is $575,045. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $103,087 and $2,693, respectively. Net unrealized appreciation for tax purposes is $100,394.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$610,414	$32,128	$—	$642,542
Investment Company	7,978	—	—	7,978
Repurchase Agreement	—	6,825	—	6,825
Securities Lending Collateral	18,094	—	—	18,094

Total	$636,486	$38,953	$—	$675,439

The notes are an integral part of this report. Transamerica Funds	January 31, 2011 Form NQ

Transamerica WMC Diversified Growth
(formerly, Transamerica Equity)

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 95.2%
Aerospace & Defense — 2.0%
Boeing Co.	132,068	$9,176
Honeywell International, Inc.	338,704	18,971
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc. Λ	102,164	7,876
Airlines — 0.4%
Southwest Airlines Co. Λ	516,688	6,123
Automobiles — 1.3%
Ford Motor Co. ‡ Λ	1,100,223	17,549
Beverages — 0.3%
Anheuser-Busch InBev NV ADR	64,231	3,553
Biotechnology — 1.0%
Amgen, Inc. ‡	256,669	14,137
Capital Markets — 1.6%
Goldman Sachs Group, Inc.	134,462	22,000
Commercial Banks — 0.9%
Banco Santander Brasil SA ADR	272,479	3,161
Wells Fargo & Co. Λ	283,492	9,191
Communications Equipment — 6.4%
Cisco Systems, Inc. ‡	3,252,939	68,800
Emulex Corp. ‡ Λ	725,097	8,273
Juniper Networks, Inc. ‡ Λ	300,352	11,149
Riverbed Technology, Inc. ‡ Λ	7,331	263
Computers & Peripherals — 11.9%
Apple, Inc. ‡	191,241	64,893
Dell, Inc. ‡	883,230	11,623
EMC Corp. ‡ Λ	2,030,577	50,541
NetApp, Inc. ‡ Λ	394,044	21,566
QLogic Corp. ‡ Λ	796,111	14,179
SanDisk Corp. ‡	63,616	2,886
Consumer Finance — 0.9%
American Express Co.	285,341	12,378
Diversified Consumer Services — 1.1%
Apollo Group, Inc. — Class A ‡	137,636	5,680
ITT Educational Services, Inc. ‡ Λ	136,008	8,955
Electrical Equipment — 1.0%
Emerson Electric Co. Λ	229,937	13,539
Energy Equipment & Services — 1.3%
Baker Hughes, Inc.	74,645	5,114
Cameron International Corp. ‡ Λ	164,986	8,794
Oceaneering International, Inc. ‡ Λ	46,464	3,588
Health Care Equipment & Supplies — 1.2%
Hologic, Inc. ‡	414,586	8,259
Intuitive Surgical, Inc. ‡ Λ	1,752	566
Stryker Corp. Λ	143,977	8,287
Health Care Providers & Services — 4.0%
AmerisourceBergen Corp. — Class A	83,965	3,011
Cardinal Health, Inc. Λ	274,787	11,406
Express Scripts, Inc. ‡	169,481	9,547
Laboratory Corp. of America Holdings ‡ Λ	111,099	9,989
UnitedHealth Group, Inc.	490,724	20,144
Hotels, Restaurants & Leisure — 1.4%
Carnival Corp. Λ	29,385	1,314
Ctrip.com International, Ltd. ADR ‡ Λ	67,179	2,765
Las Vegas Sands Corp. ‡	93,307	4,338
Starbucks Corp. Λ	360,872	11,378
Industrial Conglomerates — 2.1%
General Electric Co. Λ	1,440,556	29,013

	Shares	Value

Insurance — 0.7%
Lincoln National Corp. Λ	317,235	$9,149
Internet & Catalog Retail — 1.9%
Amazon.com, Inc. ‡ Λ	43,085	7,309
Expedia, Inc. Λ	455,035	11,449
priceline.com, Inc. ‡ Λ	16,076	6,889
Internet Software & Services — 3.5%
eBay, Inc. ‡ Λ	155,853	4,732
Google, Inc. — Class A ‡ Λ	61,510	36,928
IAC/InterActiveCorp ‡ Λ	221,201	6,258
IT Services — 5.4%
Cognizant Technology Solutions Corp. — Class A ‡	76,871	5,608
International Business Machines Corp. Λ	427,150	69,198
Life Sciences Tools & Services — 0.9%
Waters Corp. ‡ Λ	168,818	12,896
Machinery — 8.2%
Caterpillar, Inc. Λ	404,053	39,196
Cummins, Inc. Λ	61,433	6,505
Dover Corp.	224,203	14,371
Illinois Tool Works, Inc. Λ	250,859	13,418
Ingersoll-Rand PLC Λ	100,559	4,746
Joy Global, Inc. Λ	150,283	13,102
Parker Hannifin Corp. Λ	235,730	21,077
Media — 2.0%
News Corp. — Class A Λ	562,431	8,448
Omnicom Group, Inc. Λ	421,938	18,936
Metals & Mining — 3.0%
Cliffs Natural Resources, Inc. Λ	120,876	10,330
Nucor Corp. Λ	224,479	10,306
Rio Tinto PLC ADR Λ	108,093	7,510
Teck Resources, Ltd. — Class B	225,722	13,679
Oil, Gas & Consumable Fuels — 4.9%
Anadarko Petroleum Corp.	174,440	13,446
Exxon Mobil Corp.	253,316	20,438
Occidental Petroleum Corp. Λ	149,032	14,408
Valero Energy Corp.	771,312	19,560
Semiconductors & Semiconductor Equipment — 8.7%
Altera Corp. Λ	1,241,618	46,648
Analog Devices, Inc.	480,604	18,662
Broadcom Corp. — Class A Λ	182,275	8,219
Intel Corp.	171,068	3,671
Intersil Corp. — Class A Λ	1,111,509	16,806
Xilinx, Inc. Λ	826,812	26,623
Software — 11.6%
Adobe Systems, Inc. ‡	304,986	10,080
Autodesk, Inc. ‡ Λ	339,370	13,806
BMC Software, Inc. ‡	233,632	11,144
Check Point Software Technologies, Ltd. ‡ Λ	270,759	12,062
Citrix Systems, Inc. ‡	140,466	8,875
Longtop Financial Technologies, Ltd. ADR ‡ Λ	100,495	3,306
Microsoft Corp.	1,513,686	41,967
Oracle Corp.	1,520,503	48,701
Red Hat, Inc. ‡	166,526	6,881
VMware, Inc. — Class A ‡ Λ	31,066	2,657
Specialty Retail — 3.3%
Advance Auto Parts, Inc. Λ	148,972	9,525
Aeropostale, Inc. ‡ Λ	128,566	3,101

The notes are an integral part of this report. Transamerica Funds	January 31, 2011 Form NQ

Transamerica WMC Diversified Growth
(formerly, Transamerica Equity)

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Specialty Retail — (continued)
Buckle, Inc.	72,055	$2,576
Home Depot, Inc. Λ	296,678	10,909
Ross Stores, Inc. Λ	171,611	11,189
TJX Cos., Inc.	184,895	8,762
Textiles, Apparel & Luxury Goods — 1.0%
Coach, Inc.	191,020	10,332
Lululemon Athletica, Inc. ‡ Λ	56,622	3,889
Wireless Telecommunication Services — 0.7%
Vodafone Group PLC ADR Λ	324,935	9,215

Total Common Stocks (cost $1,083,194)		1,313,473

SECURITIES LENDING COLLATERAL — 5.4%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.31% ▲	74,494,135	74,494
Total Securities Lending Collateral (cost $74,494)

	Principal	Value

REPURCHASE AGREEMENT — 4.8%
State Street Bank & Trust Co. 0.01% ▲, dated 01/31/2011, to be repurchased at $65,683 on 02/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, with a value of $66,998.	$65,683	65,683
Total Repurchase Agreement (cost $65,683)

Total Investment Securities (cost $1,223,371) #		1,453,650
Other Assets and Liabilities — Net		(74,589)

Net Assets		$1,379,061

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $72,780.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 01/31/2011.

#	Aggregate cost for federal income tax purposes is $1,223,371. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $243,913 and $13,634, respectively. Net unrealized appreciation for tax purposes is $230,279.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,276,387	$37,086	$—	$1,313,473
Repurchase Agreement	—	65,683	—	65,683
Securities Lending Collateral	74,494	—	—	74,494

Total	$1,350,881	$102,769	$—	$1,453,650

The notes are an integral part of this report. Transamerica Funds	January 31, 2011 Form NQ

Transamerica WMC Emerging Markets

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

PREFERRED STOCKS — 2.6%
Brazil — 2.6%
Braskem SA	339,900	$4,275
Cia Paranaense de Energia, 1.60% ▲	155,000	3,952
Lojas Americanas SA, 0.65% ▲	399,500	3,209

Total Preferred Stocks (cost $10,960)		11,436

COMMON STOCKS — 90.3%
Argentina — 0.2%
Banco Macro SA ADR Λ	17,300	798
Bermuda — 2.1%
Aquarius Platinum, Ltd.	623,447	3,494
Central European Media Enterprises, Ltd. — Class A ‡	82,600	1,503
Shangri-La Asia, Ltd.	1,584,000	4,125
Brazil — 15.4%
Banco Santander Brasil SA ADR	220,700	2,560
Centrais Eletricas Brasileiras SA	195,700	2,629
Cia de Concessoes Rodoviarias	123,300	3,404
Cyrela Brazil Realty SA Empreendimentos e Participacoes	365,200	4,033
Duratex SA ‡	178,600	1,714
Estacio Participacoes SA	80,500	1,159
Itau Unibanco Holding SA — 144A ADR ‡ Ə	25,000	538
Itau Unibanco Holding SA ADR Λ	403,430	8,673
Julio Simoes Logistica SA ‡	233,400	1,640
Light SA	141,300	2,217
Natura Cosmeticos SA	130,900	3,353
OGX Petroleo e Gas Participacoes SA ‡	542,800	5,604
Petroleo Brasileiro SA ADR	395,500	14,528
Totvs SA	28,800	2,799
Vale SA — Class B ADR Λ	381,100	13,275
Canada — 0.7%
Pacific Rubiales Energy Corp.	95,800	3,306
Cayman Islands — 2.1%
Hengan International Group Co., Ltd.	451,000	3,375
Lijun International Pharmaceutical Holding, Ltd.	2,430,000	633
Simcere Pharmaceutical Group ADR ‡	36,200	464
Tencent Holdings, Ltd.	183,900	4,746
Chile — 0.7%
Enersis S.A. ADR	145,100	3,012
China — 8.4%
Bank of China, Ltd.	7,233,000	3,757
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd. ‡	1,217,000	2,775
China Construction Bank Corp. — Class H	5,922,230	5,211
China Merchants Bank Co., Ltd. — Class H	1,507,985	3,551
China Petroleum & Chemical Corp. ADR Λ	33,800	3,725
China Shenhua Energy Co., Ltd. — Class H	2,281,500	9,262
China Shipping Development Co., Ltd. — Class H Ə	2,636,000	3,202
Ping An Insurance Group Co. of China, Ltd. — Class H	443,000	4,389
Sinopharm Group Co. — Class H	464,400	1,641
Egypt — 1.5%
Commercial International Bank Egypt SAE Ə § Δ	297,828	1,660
Egyptian Financial Group-Hermes Holding Ə § Δ	981,534	3,806
Orascom Construction Industries Ə § Δ	41,377	1,377
Hong Kong — 2.1%
China Mobile, Ltd.	549,000	5,397
China Unicom, Ltd.	2,454,000	4,048
Hungary — 0.5%
Richter Gedeon	11,195	2,384
India — 6.0%
Canara Bank	207,690	2,760
Hero Honda Motors, Ltd.	63,912	2,284

	Shares	Value

India (continued)
Infosys Technologies, Ltd. ADR	59,700	$4,042
Lanco Infratech, Ltd. ‡	2,534,859	2,747
Piramal Healthcare, Ltd.	154,592	1,481
Reliance Industries, Ltd.	153,273	3,071
Rural Electrification Corp., Ltd.	410,660	2,187
Tata Consultancy Services, Ltd.	204,345	5,162
Tata Motors, Ltd.	119,074	2,989
Indonesia — 0.8%
Bank Mandiri	1,558,000	1,025
Indo Tambangraya Megah PT	243,500	1,246
Perusahaan Gas Negara PT	2,837,500	1,325
Korea, Republic of — 12.9%
Amorepacific Corp.	2,833	2,746
Cheil Industries, Inc.	33,349	3,569
Dong-A Pharmaceutical Co., Ltd.	15,754	1,595
Green Cross Corp.	9,439	1,052
GS Engineering & Construction Corp.	18,769	1,992
Hyundai Mobis	17,964	4,141
Hyundai Motor Co.	35,721	5,702
KB Financial Group, Inc.	87,628	4,494
Mirae Asset Securities Co., Ltd.	39,014	1,743
NHN Corp. ‡	20,841	3,717
Samsung Card Co.	56,431	2,788
Samsung Electronics Co., Ltd.	19,559	17,113
Samsung Heavy Industries Co., Ltd.	119,030	4,527
Shinhan Financial Group Co., Ltd.	47,947	2,121
Malaysia — 4.0%
AMMB Holdings Bhd	1,510,100	3,270
Axiata Group Bhd ‡	2,452,900	3,846
CIMB Group Holdings Bhd	1,306,100	3,575
Genting Bhd	1,149,100	4,001
Sime Darby Bhd	959,300	2,880
Mauritius — 0.6%
Golden Agri-Resources, Ltd.	4,724,000	2,603
Mexico — 3.2%
America Movil SAB de CV — Series L ADR Λ	191,490	10,913
Grupo Mexico SAB de CV — Series B	796,000	3,125
Netherlands — 0.7%
X5 Retail Group NV GDR ‡	71,825	3,043
Panama — 0.4%
Copa Holdings SA — Class A	30,900	1,738
Peru — 0.2%
Cia de Minas Buenaventura SA ADR	18,303	750
Philippines — 0.7%
Cebu Air, Inc. ‡	733,350	1,623
Metropolitan Bank & Trust	729,700	1,069
SM Investments Corp.	50,800	539
Poland — 0.8%
Powszechny Zaklad Ubezpieczen SA	29,691	3,568
Russian Federation — 5.6%
Federal Hydrogenerating Co. JSC ADR ‡	15,132	75
Gazprom OAO ADR	348,845	9,278
Lukoil OAO ADR	113,691	6,987
MMC Norilsk Nickel OJSC ADR	110,706	2,807
Novolipetsk Steel OJSC GDR	49,880	2,128
Sberbank of Russian Federation	998,475	3,495
South Africa — 7.6%
Adcock Ingram Holdings, Ltd.	297,334	2,328
AngloGold Ashanti, Ltd. ADR Λ	71,900	3,095
Aspen Pharmacare Holdings, Ltd. ‡	206,804	2,451
Barloworld, Ltd.	713,434	6,878
Clicks Group, Ltd.	542,382	2,991
Life Healthcare Group Holdings, Ltd.	732,910	1,504
Naspers, Ltd. — Class N	73,944	3,836
Nedbank Group, Ltd.	244,366	4,325
Sasol, Ltd.	131,997	6,372

The notes are an integral part of this report. Transamerica Funds	January 31, 2011 Form NQ

Transamerica WMC Emerging Markets

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Taiwan — 9.6%
Acer, Inc.	569,902	$1,548
Epistar Corp.	1,065,000	3,882
Formosa Chemicals & Fibre Corp.	272,000	989
Hon Hai Precision Industry Co., Ltd.	3,026,616	12,913
Mediatek, Inc.	197,000	2,672
Synnex Technology International Corp.	1,544,620	4,062
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	121,400	1,587
Taiwan Semiconductor Manufacturing Co., Ltd.	5,770,354	15,005
Thailand — 2.9%
Bangkok Bank PCL	527,300	2,543
CP ALL PCL	2,316,700	2,887
Kasikornbank PCL	819,900	3,131
Land and Houses PCL	6,473,800	1,163
PTT Chemical PCL	737,700	3,331
United Kingdom — 0.6%
Hikma Pharmaceuticals PLC	212,592	2,738

Total Common Stocks (cost $372,997)		400,930

INVESTMENT COMPANY — 2.0%)
United States — 2.0%
Vanguard Emerging Markets ETF	193,300	8,987
Total Investment Company (cost $9,130)

	Shares	Value

RIGHT — 0.0% ∞
Brazil — 0.0% ∞
Centrais Eletricas Brasileiras SA	38,069	$2
Total Right (cost $—)
SECURITIES LENDING COLLATERAL — 4.4%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.31% ▲	19,752,531	19,753
Total Securities Lending Collateral (cost $19,753)

	Principal	Value

REPURCHASE AGREEMENT — 2.8%
State Street Bank & Trust Co. 0.01% ▲, dated 01/31/2011, to be repurchased at $12,314 on 02/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $12,561.	$12,314	12,314
Total Repurchase Agreement (cost $12,314)

Total Investment Securities (cost $425,154) #		453,422
Other Assets and Liabilities — Net		(9,284)

Net Assets		$444,138

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

South African Rand	(3,800)	06/03/2011	$(493)	$(25)
South African Rand	(14,805)	06/03/2011	(1,806)	(217)
Turkish Lira	2,256	05/16/2011	1,454	(68)
Turkish Lira	(2,256)	05/16/2011	(1,419)	33

				$(277)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Oil, Gas & Consumable Fuels	13.8%	$63,379
Commercial Banks	12.3	55,286
Semiconductors & Semiconductor Equipment	8.9	40,259
Metals & Mining	6.4	28,674
Wireless Telecommunication Services	4.4	20,156
Electronic Equipment & Instruments	3.7	16,975
Pharmaceuticals	3.3	15,126
Chemicals	2.7	12,164
Electric Utilities	2.6	11,887
Machinery	2.3	10,291
Personal Products	2.0	9,474
IT Services	2.0	9,204
Emerging Market — Equity	2.0	8,987
Internet Software & Services	1.9	8,463
Hotels, Restaurants & Leisure	1.9	8,126
Automobiles	1.8	7,986
Insurance	1.8	7,957
Trading Companies & Distributors	1.5	6,878
Multiline Retail	1.4	6,200

The notes are an integral part of this report. Transamerica Funds	January 31, 2011 Form NQ

Transamerica WMC Emerging Markets

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY (continued):	Total Investments	Value

Construction & Engineering	1.3%	$6,116
Food & Staples Retailing	1.3	5,930
Capital Markets	1.2	5,549
Diversified Financial Services	1.2	5,457
Media	1.1	5,339
Transportation Infrastructure	1.1	5,044
Auto Components	0.9	4,141
Diversified Telecommunication Services	0.9	4,048
Household Durables	0.9	4,033
Industrial Conglomerates	0.8	3,419
Airlines	0.7	3,361
Marine	0.7	3,202
Health Care Providers & Services	0.7	3,145
Software	0.6	2,799
Consumer Finance	0.6	2,788
Food Products	0.6	2,603
Paper & Forest Products	0.4	1,714
Computers & Peripherals	0.3	1,548
Gas Utilities	0.3	1,325
Real Estate Management & Development	0.3	1,163
Diversified Consumer Services	0.3	1,159

Investment Securities, at Value	92.9	421,355
Short-Term Investments	7.1	32,067

Total Investments	100.0%	$453,422

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 01/31/2011.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $19,283.

‡	Non-income producing security.

Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of $10,583, or 2.38%, of the fund’s net assets.

♦	Value is less than $1.

∞	Percentage rounds to less than 0.1%.

§	Illiquid. These securities aggregated to $6,843, or 1.54%, of the fund’s net assets.

Δ	Restricted Securities. At 01/31/2011, the fund owned the following securities which were restricted as to public resale. These securities aggregated a total of $6,843, or 1.54%, of the fund’s net assets.

				Market
Description	Date of Acquisition	Shares	Cost	Value	Price ¥

Commercial International Bank Egypt SAE	12/19/2010	297,828	$2,369	$1,660	$5.57
Egyptian Financial Group-Hermes Holding	11/29/2010	981,534	4,369	3,806	3.87
Orascom Construction Industries	11/29/2010	41,377	1,899	1,377	33.28

¥	Price is not in thousands.

#	Aggregate cost for federal income tax purposes is $425,154. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $42,847 and $14,579, respectively. Net unrealized appreciation for tax purposes is $28,268.
DEFINITIONS:
144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2011, these securities aggregated $538, or 0.12%, of the fund’s net assets.

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

GDR	Global Depositary Receipt

OJSC	Open Joint Stock Company

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica WMC Emerging Markets

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$110,108	$283,979	$6,843	$400,930
Investment Companies	8,987	—	—	8,987
Preferred Stocks	11,436	—	—	11,436
Repurchase Agreement	—	12,314	—	12,314
Rights	—	2	—	2
Securities Lending Collateral	19,753	—	—	19,753

Total	$150,284	$296,295	$6,843	$453,422

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts — Appreciation	$—	$33	$—	$33
Forward Foreign Currency Contracts — Depreciation	—	(310)	—	(310)

Total	$—	$(277)	$—	$(277)

Level 3 Rollforward — Investment Securities

	Beginning					Net Transfers	Ending
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	In/(Out) of	Balance at
Securities	10/31/2010	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	1/31/2011
Common Stocks	$—	$—	$—	$—	$—	$6,843	$6,843

*	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica WMC Quality Value

SCHEDULE OF INVESTMENTS
At January 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 97.6%
Aerospace & Defense — 2.7%
General Dynamics Corp.	174,600	$13,165
Honeywell International, Inc.	202,200	11,325
Northrop Grumman Corp.	161,800	11,213
Air Freight & Logistics — 1.4%
United Parcel Service, Inc. — Class B	266,700	19,101
Auto Components — 0.7%
Johnson Controls, Inc.	226,400	8,691
Beverages — 1.2%
PepsiCo, Inc.	245,200	15,769
Building Products — 0.5%
Masco Corp.	536,600	7,148
Capital Markets — 4.0%
Ameriprise Financial, Inc.	274,100	16,898
Goldman Sachs Group, Inc.	118,300	19,356
UBS AG ‡	979,500	17,592
Chemicals — 1.0%
Dow Chemical Co.	374,300	13,280
Commercial Banks — 8.1%
BB&T Corp.	558,400	15,434
M&T Bank Corp.	116,000	10,031
PNC Financial Services Group, Inc.	315,600	18,936
U.S. Bancorp	651,300	17,585
Wells Fargo & Co.	1,355,900	43,958
Commercial Services & Supplies — 1.3%
Avery Dennison Corp.	160,000	6,734
Waste Management, Inc.	283,600	10,740
Communications Equipment — 1.7%
Cisco Systems, Inc. ‡	451,800	9,556
QUALCOMM, Inc.	242,000	13,099
Containers & Packaging — 1.9%
Owens-Illinois, Inc. ‡	477,900	14,094
Sonoco Products Co.	171,000	6,079
Temple-Inland, Inc.	262,900	6,307
Diversified Financial Services — 5.0%
Bank of America Corp.	1,776,700	24,394
JPMorgan Chase & Co.	937,000	42,109
Diversified Telecommunication Services — 3.0%
AT&T, Inc.	1,431,500	39,395
Electric Utilities — 1.9%
Exelon Corp.	453,100	19,262
PPL Corp.	233,200	6,014
Electrical Equipment — 1.4%
Cooper Industries PLC — Class A	303,300	18,580
Energy Equipment & Services — 1.6%
Baker Hughes, Inc.	318,400	21,814
Food & Staples Retailing — 2.0%
CVS Caremark Corp.	398,400	13,625
Wal-Mart Stores, Inc.	241,100	13,518
Food Products — 1.1%
Unilever NV	509,100	15,085
Health Care Equipment & Supplies — 1.6%
Covidien PLC	158,400	7,519
Medtronic, Inc.	369,600	14,163
Health Care Providers & Services — 1.2%
Cardinal Health, Inc.	378,000	15,691
Household Products — 2.0%
Colgate-Palmolive Co.	183,000	14,049
Procter & Gamble Co.	196,100	12,380

	Shares	Value

Industrial Conglomerates — 3.2%
General Electric Co.	1,402,600	$28,247
Siemens AG ADR	103,400	13,278
Insurance — 5.4%
ACE, Ltd.	328,500	20,233
Chubb Corp.	222,600	12,895
Hartford Financial Services Group, Inc.	321,600	8,934
Marsh & McLennan Cos., Inc.	357,400	9,964
MetLife, Inc.	440,100	20,143
Internet Software & Services — 0.6%
eBay, Inc. ‡	251,400	7,633
IT Services — 4.3%
Accenture PLC — Class A	241,300	12,420
Automatic Data Processing, Inc.	252,600	12,100
International Business Machines Corp.	209,200	33,889
Leisure Equipment & Products — 0.9%
Mattel, Inc.	491,500	11,639
Machinery — 3.0%
Caterpillar, Inc.	70,000	6,791
Deere & Co.	200,200	18,198
Pentair, Inc.	418,100	15,123
Media — 3.1%
Comcast Corp. — Class A	876,300	19,936
News Corp. — Class A	830,700	12,477
Omnicom Group, Inc.	71,100	3,191
Time Warner, Inc.	202,200	6,359
Metals & Mining — 1.9%
Barrick Gold Corp.	151,700	7,207
Compass Minerals International, Inc.	83,800	7,699
Rio Tinto PLC ADR	139,800	9,713
Multi-Utilities — 3.1%
Dominion Resources, Inc.	368,700	16,052
PG&E Corp.	253,800	11,746
Xcel Energy, Inc.	564,524	13,306
Oil, Gas & Consumable Fuels — 12.6%
Anadarko Petroleum Corp.	264,300	20,372
Chevron Corp.	578,700	54,936
Exxon Mobil Corp.	498,800	40,243
Marathon Oil Corp.	301,200	13,765
Occidental Petroleum Corp.	265,200	25,640
Ultra Petroleum Corp. ‡	262,000	12,505
Pharmaceuticals — 8.8%
Eli Lilly & Co.	369,900	12,861
Johnson & Johnson	319,100	19,073
Merck & Co., Inc.	953,400	31,624
Pfizer, Inc.	2,298,100	41,872
Teva Pharmaceutical Industries, Ltd. ADR	222,800	12,176
Real Estate Investment Trusts — 0.5%
Duke Realty Corp.	513,900	7,040
Semiconductors & Semiconductor Equipment — 0.6%
Xilinx, Inc.	247,900	7,982
Software — 0.9%
Microsoft Corp.	423,500	11,742
Specialty Retail — 2.3%
Lowe’s Cos., Inc.	598,700	14,848
Staples, Inc.	689,100	15,374
Tobacco — 1.1%
Philip Morris International, Inc.	246,000	14,081

Total Common Stocks (cost $1,227,808)		1,298,996

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Transamerica WMC Quality Value

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENT — 2.2%
State Street Bank & Trust Co. 0.01% ▲, dated 01/31/2011, to be repurchased at $29,042 on 02/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $29,626.	$29,042	$29,042
Total Repurchase Agreement (cost $29,042)

Total Investment Securities (cost $1,256,850) #		1,328,038
Other Assets and Liabilities — Net		2,441

Net Assets		$1,330,479

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

▲	Rate shown reflects the yield at 01/31/2011.

#	Aggregate cost for federal income tax purposes is $1,256,850. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $79,199 and $8,011, respectively. Net unrealized appreciation for tax purposes is $71,188.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,172,400	$126,596	$—	$1,298,996
Repurchase Agreement	—	29,042	—	29,042

Total	$1,172,400	$155,638	$—	$1,328,038

The notes are an integral part of this report.
Transamerica Funds	January 31, 2011 Form NQ

Notes to Schedules of Investments

At January 31, 2011
(unaudited)
Transamerica Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The following is a summary of significant accounting policies followed by the Transamerica Funds (the “Funds”).
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Funds’ custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Forward foreign currency contracts: The Funds are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.
Open forward foreign currency contracts at January 31, 2011 are listed in the Schedules of Investments.
Option and swaption contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market and an inability of the counterparty to meet the contract terms. The Funds write call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they invest. The Funds purchase put and call options on foreign or U.S. securities, indices, futures, swaps (“swaptions”), and commodities. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument.
The underlying face amounts of open option and swaption contracts at January 31, 2011 are listed in the Schedules of Investments.
Futures contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.
Subsequent payments (variation margin) are paid or received by the Funds each day, depending on the daily fluctuations in the value of the contract. Upon entering into such contracts, the Funds bear the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
The open futures contracts at January 31, 2011 are listed in the Schedules of Investments.
Swap agreements: Swap agreements are privately negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Funds enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available.

Transamerica Funds	January 31, 2011 Form NQ

Notes to Schedules of Investments (continued)

At January 31, 2011
(unaudited)
Swap agreements (continued):
Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:
Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).
Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.
The Funds sell credit default swaps which expose it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps are disclosed in the Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps are included in the footnotes to the Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered and the Funds would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.
Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. To help hedge against this risk, the Funds enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.
Total return swap agreements: The Funds are subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of commodity-linked investments held by a Fund can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers which subjects a Fund’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments where by cash flows are exchanged based on the price of a commodity and in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, commodity, or bond, and in return receives a regular stream of payments.
Short sales: A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that are subject to the asset coverage requirements of the 1940 Act.
The Funds incur a profit or a loss, depending upon whether the market price of the securities decrease or increase between the date of the short sale and the date on which the Funds must replace the borrowed securities. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short.
The Funds investing in short sales are liable for any dividends payable on securities while those securities are in a short position and also bears other costs, such as charges for the prime brokerage accounts, in connection with its short positions.

Transamerica Funds	January 31, 2011 Form NQ

Notes to Schedules of Investments (continued)

At January 31, 2011
(unaudited)
Loan participations/assignments: Participations/assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.
The Funds may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Funds that participate in such syndications, or can buy a portion of the loans, becoming part lenders. Loans are often administered by agent banks acting as agents for all holders. The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the Funds have direct recourse against the corporate borrowers, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
The Funds held no unsecured loan participations at January 31, 2011.
Structured notes: Certain Funds invest in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. All structured notes are listed within the Schedules of Investments.
To be announced (“TBA”) purchase commitments: TBA purchase commitments are entered into to purchase securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.
Treasury inflation-protected securities (“TIPS”): The Funds may invests in TIPS, specially structured bonds in which the principal amounts is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index.
Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
The restricted and illiquid securities at January 31, 2011 are listed in the Schedules of Investments.
Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.
The PIKs at January 31, 2011 are listed in the Schedule of Investments.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of the Funds’ securities exposes the Funds to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act.
The value of loaned securities and related collateral outstanding at January 31, 2011 are shown in the Schedules of Investments.
Real estate investment trusts (“REITs”): There are certain additional risks involved in investing in REITs. these include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Transamerica Funds	January 31, 2011 Form NQ

Notes to Schedules of Investments (continued)

At January 31, 2011
(unaudited)
Market and credit risk: On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced additional steps taken by it in connection with the conservatorship. The U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. Both the liquidity backstop and the mortgage-backed securities purchase program expired December 31, 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the FHFA determines that the FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.
Security valuations: All investments in securities are recorded at their estimated fair value. The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Investment company: Securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	January 31, 2011 Form NQ

Notes to Schedules of Investments (continued)

At January 31, 2011
(unaudited)
Fair value measurements (continued):
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.
Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.
Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.
U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.
Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Funds’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within level 2 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Funds’ Board of Trustees.
The hierarchy classification of inputs used to value the Funds’ investments, at January 31, 2011, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are disclosed at the end of each Fund’s Schedule of Investments.
There were no significant transfers between Level 1 and Level 2 during the period ended January 31, 2011.

Transamerica Funds	January 31, 2011 Form NQ

Item 1. Schedule of Investments.
The unaudited Schedules of Investment of Registrant as of January 31, 2011 are attached.
Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds (Registrant)
By:	/s/ John K. Carter
Chief Executive Officer
Date: March 25, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
Chief Executive Officer
Date: March 25, 2011

By:	/s/ Robert A. DeVault, Jr.
Principal Financial Officer
Date: March 25, 2011